UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2023

Item 1.

Reports to Stockholders

Fidelity® SAI Japan Stock Index Fund

Annual Report
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Life of Fund A
Fidelity® SAI Japan Stock Index Fund	18.18%	-4.05%

A   From May 27, 2021
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Japan Stock Index Fund, on May 27, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Japan Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. Currency fluctuations also helped bolstered non-U.S. equity performance overall. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2023, the fund gained 18.18%, versus 16.94% for the benchmark MSCI Japan Index (Net MA). (The fund's relative performance can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) From a regional standpoint, Japan gained 17% and contributed most, followed by the United States (+12%). By sector, financials gained 50% and contributed most, driven by the banks industry (+68%). Industrials, which gained 19%, also helped, benefiting from the capital goods industry (+25%), as did consumer discretionary, which advanced 20% and was lifted by the automobiles & components industry (+24%). The information technology sector rose 15%, boosted by the semiconductors & semiconductor equipment industry (+50%); materials gained roughly 28%; and consumer staples advanced 11%. Other notable contributors included the utilities (+41%), communication services (+3%), real estate (+8%) and energy (+27%) sectors. Conversely, health care returned -10% and detracted most. This group was hampered by the health care equipment & services industry (-17%). Turning to individual stocks, the biggest contributor was Mitsubishi UFJ Financial Group (+82%), from the banks industry. Also in banks, Sumitomo Mitsui Financial (+76%) helped. Toyota Motor, within the automobiles & components industry, gained 27% and boosted the fund. Lastly, Mitsubishi (+75%) and Mitsui & Co. (+66%), within the capital goods group, also lifted the fund. In contrast, the biggest individual detractor was Daiichi Sankyo (-19%), from the pharmaceuticals, biotechnology & life sciences industry. In health care equipment & services, Olympus (-37%) and M3 (-48%) detracted. In capital goods, Nidec returned roughly -35% and lastly, in commercial & professional services, Recruit Holdings returned roughly -7%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Toyota Motor Corp. (Automobiles)	5.6
Sony Group Corp. (Household Durables)	3.2
Mitsubishi UFJ Financial Group, Inc. (Banks)	2.9
Keyence Corp. (Electronic Equipment, Instruments & Components)	2.3
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1.9
Sumitomo Mitsui Financial Group, Inc. (Banks)	1.9
Hitachi Ltd. (Industrial Conglomerates)	1.8
Shin-Etsu Chemical Co. Ltd. (Chemicals)	1.7
Mitsubishi Corp. (Trading Companies & Distributors)	1.6
Daiichi Sankyo Kabushiki Kaisha (Pharmaceuticals)	1.4
24.3

Market Sectors (% of Fund's net assets)

Industrials	21.9
Consumer Discretionary	19.2
Information Technology	13.4
Financials	13.1
Health Care	8.2
Communication Services	7.2
Consumer Staples	6.1
Materials	4.6
Real Estate	3.2
Utilities	1.2
Energy	0.9

Asset Allocation (% of Fund's net assets)

Futures - 1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	6,576,900	7,739,536
Entertainment - 2.1%
Capcom Co. Ltd.	38,300	1,232,851
Koei Tecmo Holdings Co. Ltd.	25,800	336,888
Konami Group Corp.	22,200	1,150,006
Nexon Co. Ltd.	75,500	1,385,368
Nintendo Co. Ltd.	229,200	9,469,273
Square Enix Holdings Co. Ltd.	18,900	627,892
Toho Co. Ltd.	24,500	836,996
		15,039,274
Interactive Media & Services - 0.2%
LY Corp.	589,600	1,503,177
Media - 0.3%
CyberAgent, Inc.	94,800	497,648
Dentsu Group, Inc.	44,700	1,298,356
Hakuhodo DY Holdings, Inc.	48,000	389,529
		2,185,533
Wireless Telecommunication Services - 3.6%
KDDI Corp.	329,600	9,859,899
SoftBank Corp.	630,300	7,126,719
SoftBank Group Corp.	226,900	9,292,479
		26,279,097
TOTAL COMMUNICATION SERVICES		52,746,617
CONSUMER DISCRETIONARY - 19.2%
Automobile Components - 1.9%
Aisin Seiki Co. Ltd.	32,500	1,132,134
Bridgestone Corp.	125,200	4,738,220
DENSO Corp.	382,800	5,652,553
Koito Manufacturing Co. Ltd.	45,800	686,209
Sumitomo Electric Industries Ltd.	156,800	1,646,123
		13,855,239
Automobiles - 8.7%
Honda Motor Co. Ltd.	1,019,000	10,443,500
Isuzu Motors Ltd.	128,700	1,435,089
Mazda Motor Corp.	123,700	1,195,683
Nissan Motor Co. Ltd.	508,700	1,957,470
Subaru Corp.	135,800	2,350,739
Suzuki Motor Corp.	81,100	3,147,654
Toyota Motor Corp.	2,336,300	40,870,647
Yamaha Motor Co. Ltd.	65,500	1,600,614
		63,001,396
Broadline Retail - 0.4%
Pan Pacific International Holdings Ltd.	84,200	1,630,606
Rakuten Group, Inc.	329,600	1,219,164
		2,849,770
Hotels, Restaurants & Leisure - 1.3%
McDonald's Holdings Co. (Japan) Ltd. (a)	19,000	739,248
Oriental Land Co. Ltd.	240,900	7,791,999
Zensho Holdings Co. Ltd.	20,600	1,082,774
		9,614,021
Household Durables - 4.5%
Iida Group Holdings Co. Ltd.	35,600	552,768
Open House Group Co. Ltd.	17,500	576,806
Panasonic Holdings Corp.	486,900	4,271,813
Sekisui Chemical Co. Ltd.	84,400	1,156,016
Sekisui House Ltd.	130,900	2,563,382
Sharp Corp. (b)	57,300	358,252
Sony Group Corp.	277,900	23,104,297
		32,583,334
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	132,300	2,741,060
SHIMANO, Inc.	17,000	2,446,404
Yamaha Corp.	31,200	833,350
		6,020,814
Specialty Retail - 1.6%
Fast Retailing Co. Ltd.	38,600	8,545,901
Nitori Holdings Co. Ltd.	17,600	1,905,989
USS Co. Ltd.	45,100	788,298
ZOZO, Inc.	30,800	585,654
		11,825,842
TOTAL CONSUMER DISCRETIONARY		139,750,416
CONSUMER STAPLES - 6.1%
Beverages - 1.0%
Asahi Group Holdings	106,200	3,841,298
Kirin Holdings Co. Ltd.	170,400	2,394,686
Suntory Beverage & Food Ltd.	30,500	917,838
		7,153,822
Consumer Staples Distribution & Retail - 1.6%
AEON Co. Ltd.	144,000	3,029,707
Kobe Bussan Co. Ltd.	33,000	816,686
MatsukiyoCocokara & Co.	75,900	1,331,422
Seven & i Holdings Co. Ltd.	166,500	6,100,345
Welcia Holdings Co. Ltd.	20,700	343,119
		11,621,279
Food Products - 1.3%
Ajinomoto Co., Inc.	99,300	3,626,703
Kikkoman Corp.	29,900	1,701,154
Meiji Holdings Co. Ltd.	51,500	1,267,622
Nissin Food Holdings Co. Ltd.	13,500	1,174,617
Yakult Honsha Co. Ltd.	56,200	1,324,350
		9,094,446
Household Products - 0.4%
Unicharm Corp.	89,000	3,024,120
Personal Care Products - 1.0%
Kao Corp.	102,300	3,732,303
Kobayashi Pharmaceutical Co. Ltd.	11,100	458,244
Kose Corp.	7,400	490,257
Shiseido Co. Ltd.	88,500	2,806,819
		7,487,623
Tobacco - 0.8%
Japan Tobacco, Inc.	263,600	6,136,311
TOTAL CONSUMER STAPLES		44,517,601
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
ENEOS Holdings, Inc.	632,200	2,342,565
Idemitsu Kosan Co. Ltd.	42,500	964,967
INPEX Corp.	214,600	3,114,034
		6,421,566
FINANCIALS - 13.1%
Banks - 7.5%
Chiba Bank Ltd.	117,000	871,480
Concordia Financial Group Ltd.	234,600	1,090,045
Japan Post Bank Co. Ltd.	317,500	2,942,973
Mitsubishi UFJ Financial Group, Inc.	2,515,100	21,099,544
Mizuho Financial Group, Inc.	532,200	9,035,898
Resona Holdings, Inc.	472,900	2,526,857
Shizuoka Financial Group	102,700	873,336
Sumitomo Mitsui Financial Group, Inc.	280,200	13,507,876
Sumitomo Mitsui Trust Holdings, Inc.	72,200	2,707,269
		54,655,278
Capital Markets - 1.0%
Daiwa Securities Group, Inc.	294,100	1,695,919
Japan Exchange Group, Inc.	110,200	2,179,183
Nomura Holdings, Inc.	662,400	2,559,122
SBI Holdings, Inc. Japan	53,900	1,159,655
		7,593,879
Financial Services - 0.9%
GMO Payment Gateway, Inc.	9,300	371,435
Mitsubishi UFJ Lease & Finance Co. Ltd.	177,000	1,166,825
ORIX Corp.	259,300	4,715,721
		6,253,981
Insurance - 3.7%
Dai-ichi Mutual Life Insurance Co.	207,500	4,383,444
Japan Post Holdings Co. Ltd.	495,900	4,389,312
Japan Post Insurance Co. Ltd.	42,700	822,235
MS&AD Insurance Group Holdings, Inc.	94,600	3,466,195
Sompo Holdings, Inc.	65,100	2,820,130
T&D Holdings, Inc.	110,800	1,976,586
Tokio Marine Holdings, Inc.	397,400	8,890,727
		26,748,629
TOTAL FINANCIALS		95,251,767
HEALTH CARE - 8.2%
Health Care Equipment & Supplies - 2.5%
ASAHI INTECC Co. Ltd.	48,300	811,567
Hoya Corp.	78,000	7,508,952
Olympus Corp.	279,000	3,726,143
Sysmex Corp.	37,100	1,777,194
Terumo Corp.	148,700	4,068,163
		17,892,019
Health Care Technology - 0.2%
M3, Inc.	97,700	1,504,697
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	399,500	5,053,625
Chugai Pharmaceutical Co. Ltd.	148,600	4,406,966
Daiichi Sankyo Kabushiki Kaisha	407,700	10,512,216
Eisai Co. Ltd.	55,600	2,945,597
Kyowa Hakko Kirin Co., Ltd.	59,200	928,510
Ono Pharmaceutical Co. Ltd.	85,100	1,469,634
Otsuka Holdings Co. Ltd.	86,000	2,893,553
Shionogi & Co. Ltd.	57,300	2,668,153
Takeda Pharmaceutical Co. Ltd.	348,500	9,459,945
		40,338,199
TOTAL HEALTH CARE		59,734,915
INDUSTRIALS - 21.9%
Air Freight & Logistics - 0.4%
Nippon Express Holdings, Inc.	15,900	817,187
SG Holdings Co. Ltd.	70,700	1,002,145
Yamato Holdings Co. Ltd.	58,300	971,046
		2,790,378
Building Products - 1.5%
AGC, Inc.	42,400	1,442,410
Daikin Industries Ltd.	58,100	8,376,796
LIXIL Group Corp.	63,000	690,799
Toto Ltd.	29,100	701,648
		11,211,653
Commercial Services & Supplies - 0.8%
Dai Nippon Printing Co. Ltd.	48,100	1,254,797
Secom Co. Ltd.	46,100	3,201,868
Toppan Holdings, Inc.	54,500	1,256,981
		5,713,646
Construction & Engineering - 0.7%
Kajima Corp.	93,900	1,551,923
Obayashi Corp.	144,000	1,233,476
SHIMIZU Corp.	123,000	875,328
Taisei Corp.	37,500	1,271,726
		4,932,453
Electrical Equipment - 1.3%
Fuji Electric Co. Ltd.	28,000	1,066,090
Mitsubishi Electric Corp.	426,000	4,884,734
Nidec Corp.	92,100	3,378,324
		9,329,148
Ground Transportation - 2.3%
Central Japan Railway Co.	158,000	3,556,329
East Japan Railway Co.	66,300	3,443,445
Hankyu Hanshin Holdings, Inc.	50,200	1,579,473
Keio Corp.	22,600	670,643
Keisei Electric Railway Co.	28,600	1,077,352
Kintetsu Group Holdings Co. Ltd.	39,700	1,117,030
Odakyu Electric Railway Co. Ltd.	68,900	980,883
Tobu Railway Co. Ltd.	41,400	996,475
Tokyu Corp.	109,700	1,238,407
West Japan Railway Co.	48,200	1,837,121
		16,497,158
Industrial Conglomerates - 1.9%
Hikari Tsushin, Inc.	4,400	634,801
Hitachi Ltd.	205,800	13,044,968
Toshiba Corp.	19,100	580,653
		14,260,422
Machinery - 4.6%
Daifuku Co. Ltd.	67,100	1,108,687
FANUC Corp.	210,100	5,213,929
Hitachi Construction Machinery Co. Ltd.	23,700	612,307
Hoshizaki Corp.	23,800	768,613
Komatsu Ltd.	204,100	4,689,483
Kubota Corp.	223,500	3,005,907
Kurita Water Industries Ltd.	23,000	698,819
Makita Corp.	49,500	1,279,419
Minebea Mitsumi, Inc.	80,200	1,257,480
Misumi Group, Inc.	63,100	955,250
Mitsubishi Heavy Industries Ltd.	70,700	3,641,381
NGK Insulators Ltd.	51,300	626,797
SMC Corp.	12,600	5,818,215
Toyota Industries Corp.	32,200	2,386,494
Yaskawa Electric Corp.	52,800	1,728,309
		33,791,090
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd.	30,600	1,049,274
Mitsui OSK Lines Ltd.	75,600	1,951,789
Nippon Yusen KK	107,200	2,622,889
		5,623,952
Passenger Airlines - 0.2%
Ana Holdings, Inc. (b)	35,100	689,079
Japan Airlines Co. Ltd.	31,600	580,928
		1,270,007
Professional Services - 1.4%
BayCurrent Consulting, Inc.	28,900	725,585
Persol Holdings Co. Ltd.	417,000	625,256
Recruit Holdings Co. Ltd.	317,400	9,100,718
		10,451,559
Trading Companies & Distributors - 6.0%
Itochu Corp.	262,100	9,441,112
Marubeni Corp.	317,400	4,640,952
Mitsubishi Corp.	253,300	11,807,721
Mitsui & Co. Ltd.	288,900	10,499,833
MonotaRO Co. Ltd.	55,300	441,957
Sumitomo Corp.	231,200	4,544,854
Toyota Tsusho Corp.	46,700	2,486,135
		43,862,564
TOTAL INDUSTRIALS		159,734,030
INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment, Instruments & Components - 5.1%
Azbil Corp.	25,500	753,491
Hamamatsu Photonics K.K.	30,800	1,144,005
Hirose Electric Co. Ltd.	6,800	770,434
Ibiden Co. Ltd.	24,800	1,057,384
Keyence Corp.	42,900	16,607,393
Kyocera Corp.	70,400	3,470,115
Murata Manufacturing Co. Ltd.	380,100	6,510,877
OMRON Corp.	38,600	1,382,932
Shimadzu Corp.	52,000	1,229,607
TDK Corp.	85,600	3,202,743
Yokogawa Electric Corp.	50,100	909,577
		37,038,558
IT Services - 2.3%
Fujitsu Ltd.	38,800	5,026,445
NEC Corp.	54,000	2,600,134
Nomura Research Institute Ltd.	85,200	2,236,496
NTT Data Corp.	139,000	1,713,858
OBIC Co. Ltd.	15,300	2,261,590
Otsuka Corp.	25,000	1,002,366
SCSK Corp.	34,300	585,510
TIS, Inc.	48,400	1,036,479
		16,462,878
Semiconductors & Semiconductor Equipment - 4.1%
Advantest Corp.	168,600	4,342,906
Disco Corp.	20,300	3,584,961
Lasertec Corp.	16,600	2,741,992
Renesas Electronics Corp. (b)	280,000	3,677,974
ROHM Co. Ltd.	76,800	1,230,487
Sumco Corp.	76,800	992,421
Tokyo Electron Ltd.	103,900	13,729,106
		30,299,847
Software - 0.2%
Oracle Corp. Japan	8,500	602,987
Trend Micro, Inc.	29,500	1,111,696
		1,714,683
Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	50,900	794,053
Canon, Inc.	219,800	5,196,225
FUJIFILM Holdings Corp.	82,100	4,490,690
Ricoh Co. Ltd.	121,400	983,960
Seiko Epson Corp.	63,600	882,970
		12,347,898
TOTAL INFORMATION TECHNOLOGY		97,863,864
MATERIALS - 4.6%
Chemicals - 3.5%
Asahi Kasei Corp.	275,200	1,691,871
JSR Corp.	38,900	1,041,195
Mitsubishi Chemical Holdings Corp.	280,900	1,589,502
Mitsui Chemicals, Inc.	37,700	950,209
Nippon Paint Holdings Co. Ltd.	209,600	1,409,164
Nippon Sanso Holdings Corp.	38,400	968,391
Nissan Chemical Corp.	27,800	1,133,828
Nitto Denko Corp.	31,300	2,025,291
Shin-Etsu Chemical Co. Ltd.	401,900	12,018,168
Sumitomo Chemical Co. Ltd.	308,800	784,896
Toray Industries, Inc.	304,300	1,472,155
Tosoh Corp.	57,000	697,921
		25,782,591
Metals & Mining - 1.0%
JFE Holdings, Inc.	107,900	1,503,357
Nippon Steel & Sumitomo Metal Corp.	188,900	4,074,358
Sumitomo Metal Mining Co. Ltd.	54,800	1,539,439
		7,117,154
Paper & Forest Products - 0.1%
Oji Holdings Corp.	189,100	808,758
TOTAL MATERIALS		33,708,503
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Daiwa House REIT Investment Corp.	483	854,788
GLP J-REIT	1,026	918,945
Japan Real Estate Investment Corp.	281	1,043,724
Japan Retail Fund Investment Corp.	1,533	989,317
KDX Realty Investment Corp.	912	951,206
Nippon Building Fund, Inc.	336	1,350,026
Nippon Prologis REIT, Inc.	498	886,129
Nomura Real Estate Master Fund, Inc.	931	1,027,320
		8,021,455
Real Estate Management & Development - 2.1%
Daito Trust Construction Co. Ltd.	13,600	1,458,823
Daiwa House Industry Co. Ltd.	130,700	3,594,992
Hulic Co. Ltd.	84,200	771,957
Mitsubishi Estate Co. Ltd.	247,700	3,170,639
Mitsui Fudosan Co. Ltd.	196,800	4,265,613
Nomura Real Estate Holdings, Inc.	24,600	574,560
Sumitomo Realty & Development Co. Ltd.	63,500	1,593,465
		15,430,049
TOTAL REAL ESTATE		23,451,504
UTILITIES - 1.2%
Electric Utilities - 0.7%
Chubu Electric Power Co., Inc.	142,500	1,721,992
Kansai Electric Power Co., Inc.	156,100	1,998,680
Tokyo Electric Power Co., Inc. (b)	338,000	1,430,328
		5,151,000
Gas Utilities - 0.5%
Osaka Gas Co. Ltd.	82,300	1,551,996
Tokyo Gas Co. Ltd.	86,100	1,933,562
		3,485,558
TOTAL UTILITIES		8,636,558
TOTAL COMMON STOCKS (Cost $811,845,476)		721,817,341

Government Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $393,350)	400,000	393,327

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	540,736	540,844
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	768,598	768,675
TOTAL MONEY MARKET FUNDS (Cost $1,309,519)		1,309,519

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $813,548,345)	723,520,187
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,677,792
NET ASSETS - 100.0%	729,197,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Yen Denominated Nikkei Contracts (Japan)	70	Dec 2023	7,240,145	(161,849)	(161,849)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $354,977.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,200,319	8,265,353	9,924,828	31,356	-	-	540,844	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	-	79,365,494	78,596,819	41,270	-	-	768,675	0.0%
Total	2,200,319	87,630,847	88,521,647	72,626	-	-	1,309,519

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	52,746,617	-	52,746,617	-
Consumer Discretionary	139,750,416	-	139,750,416	-
Consumer Staples	44,517,601	-	44,517,601	-
Energy	6,421,566	-	6,421,566	-
Financials	95,251,767	-	95,251,767	-
Health Care	59,734,915	-	59,734,915	-
Industrials	159,734,030	-	159,734,030	-
Information Technology	97,863,864	-	97,863,864	-
Materials	33,708,503	-	33,708,503	-
Real Estate	23,451,504	-	23,451,504	-
Utilities	8,636,558	-	8,636,558	-

Government Obligations	393,327	-	393,327	-

Money Market Funds	1,309,519	1,309,519	-	-
Total Investments in Securities:	723,520,187	1,309,519	722,210,668	-
Derivative Instruments: Liabilities
Futures Contracts	(161,849)	(161,849)	-	-
Total Liabilities	(161,849)	(161,849)	-	-
Total Derivative Instruments:	(161,849)	(161,849)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(161,849)
Total Equity Risk	0	(161,849)
Total Value of Derivatives	0	(161,849)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value (including securities loaned of $731,235) - See accompanying schedule:
Unaffiliated issuers (cost $812,238,826)	$722,210,668
Fidelity Central Funds (cost $1,309,519)	1,309,519

Total Investment in Securities (cost $813,548,345)		$723,520,187
Cash		6,351
Foreign currency held at value (cost $77,297)		77,297
Dividends receivable		6,317,943
Distributions receivable from Fidelity Central Funds		3,365
Receivable for daily variation margin on futures contracts		174,336
Prepaid expenses		1,063
Total assets		730,100,542
Liabilities
Accrued management fee	$61,359
Audit fee payable	57,447
Other payables and accrued expenses	15,082
Collateral on securities loaned	768,675
Total Liabilities		902,563
Net Assets		$729,197,979
Net Assets consist of:
Paid in capital		$972,942,688
Total accumulated earnings (loss)		(243,744,709)
Net Assets		$729,197,979
Net Asset Value, offering price and redemption price per share ($729,197,979 ÷ 83,197,897 shares)		$8.76

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$21,452,252
Interest		9,927
Income from Fidelity Central Funds (including $41,270 from security lending)		72,626
Income before foreign taxes withheld		$21,534,805
Less foreign taxes withheld		(2,143,971)
Total Income		19,390,834
Expenses
Management fee	$863,616
Custodian fees and expenses	55,209
Independent trustees' fees and expenses	5,336
Registration fees	19,886
Audit	64,948
Legal	913
Interest	74,560
Miscellaneous	4,538
Total expenses before reductions	1,089,006
Expense reductions	(33)
Total expenses after reductions		1,088,973
Net Investment income (loss)		18,301,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(83,116,349)
Foreign currency transactions	(51,391)
Futures contracts	1,571,387
Total net realized gain (loss)		(81,596,353)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	229,641,863
Assets and liabilities in foreign currencies	225,736
Futures contracts	(738,129)
Total change in net unrealized appreciation (depreciation)		229,129,470
Net gain (loss)		147,533,117
Net increase (decrease) in net assets resulting from operations		$165,834,978
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,301,861	$26,601,539
Net realized gain (loss)	(81,596,353)	(87,686,440)
Change in net unrealized appreciation (depreciation)	229,129,470	(289,849,636)
Net increase (decrease) in net assets resulting from operations	165,834,978	(350,934,537)
Distributions to shareholders	(21,029,630)	(16,387,030)

Share transactions
Proceeds from sales of shares	-	38,000,000
Reinvestment of distributions	21,029,630	16,387,030
Cost of shares redeemed	(405,000,000)	(439,000,000)

Net increase (decrease) in net assets resulting from share transactions	(383,970,370)	(384,612,970)
Total increase (decrease) in net assets	(239,165,022)	(751,934,537)

Net Assets
Beginning of period	968,363,001	1,720,297,538
End of period	$729,197,979	$968,363,001

Other Information
Shares
Sold	-	4,919,261
Issued in reinvestment of distributions	2,567,720	1,622,478
Redeemed	(47,194,026)	(47,655,992)
Net increase (decrease)	(44,626,306)	(41,114,253)

Financial Highlights
Fidelity® SAI Japan Stock Index Fund

Years ended October 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$7.58	$10.18	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.19	.10
Net realized and unrealized gain (loss)	1.18	(2.69)	.08
Total from investment operations	1.37	(2.50)	.18
Distributions from net investment income	(.19)	(.10)	-
Total distributions	(.19)	(.10)	-
Net asset value, end of period	$8.76	$7.58	$10.18
Total Return D,E	18.18%	(24.83)%	1.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.13%	.11%	.14% H,I
Expenses net of fee waivers, if any	.13%	.11%	.14% H,I
Expenses net of all reductions	.13%	.11%	.14% H,I
Net investment income (loss)	2.12%	2.12%	2.27% H,I
Supplemental Data
Net assets, end of period (000 omitted)	$729,198	$968,363	$1,720,298
Portfolio turnover rate J	5%	8%	-% K,L

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAudit fees are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount represents less than 1%.

LAmount not annualized.

Notes to Financial Statements
For the period ended October 31, 2023

1. Organization.
Fidelity SAI Japan Stock Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,874,560
Gross unrealized depreciation	(153,271,624)
Net unrealized appreciation (depreciation)	$(101,397,064)
Tax Cost	$824,917,251

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,333,128
Capital loss carryforward	$(164,579,672)
Net unrealized appreciation (depreciation) on securities and other investments	$(101,498,165)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(78,838,138)
Long-term	(85,741,534)
Total capital loss carryforward	$(164,579,672)

The tax character of distributions paid was as follows:

	October 31, 2023	October 31, 2022
Ordinary Income	$21,029,630	$16,387,030
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Japan Stock Index Fund	42,425,349	420,505,601
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	Borrower	$18,854,333	4.47%	$56,240

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Japan Stock Index Fund	$1,618
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Japan Stock Index Fund	$4,367	$-	$-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Japan Stock Index Fund	$21,325,000	5.15%	$18,320
10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $33.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers International Fund
Fidelity SAI Japan Stock Index Fund	99%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Japan Stock Index Fund	100%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity SAI Japan Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Japan Stock Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period May 27, 2021 (commencement of operations) through October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the two years in the period ended October 31, 2023 and for the period May 27, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 322 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is General Counsel (2012-present) and Head of Legal, Risk and Compliance (2022-present). Mr Chiel serves as Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present) and Director and President for OH Company LLC (holding company, 2018-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® SAI Japan Stock Index Fund	.13%
Actual		$ 1,000	$ 1,004.60	$ .66
Hypothetical-B		$ 1,000	$ 1,024.55	$ .66

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 98.18% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $0.2121 and $0.0271 for the dividend paid December 12, 2022.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Japan Stock Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.15% through February 29, 2024.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9901432.102
JSI-ANN-1223
Fidelity® Series International Index Fund

Annual Report
October 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Series International Index Fund	15.30%	4.32%	2.98%

A   From August 17, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series International Index Fund, on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. Currency fluctuations also helped bolster non-U.S. equity performance overall. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2023, the fund gained 15.30%, versus 14.65% for the benchmark MSCI EAFE Index (Net MA). From a regional standpoint, Europe ex the U.K. gained 17% and contributed most, followed by Japan (+17%). By sector, financials gained about 21% and contributed most, driven by the banks industry (+24%). Industrials, which gained approximately 17%, also helped, benefitting from the capital goods industry (+22%), as did consumer discretionary, which advanced 20%. The information technology sector rose about 19%, boosted by the semiconductors & semiconductor equipment industry (+33%), materials gained roughly 17%, and energy advanced 18%. Other notable contributors included the health care (+6%), consumer staples (+7%), utilities (+17%), communication services (+6%) and real estate (+2%) sectors. Turning to individual stocks, the top contributor was Novo-Nordisk (+78%), from the pharmaceuticals, biotechnology & life sciences industry. Also in pharmaceuticals, biotechnology & life sciences, Novartis (+26%) helped. Another notable contributor was ASML Holding (+27%), a stock in the semiconductors & semiconductor equipment group. Lastly, HSBC (+48%) and Mitsubishi UFJ Financial Group (+81%), within the banks category, also lifted the fund. Conversely, the biggest individual detractor was Roche Holding (-21%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, CSL (-17%) and Lonza (-32%) hurt. Another notable detractor was Adyen (-53%), a stock in the financial services category. Lastly, another notable detractor was British American Tobacco (-18%), a stock in the food, beverage & tobacco category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.1
Nestle SA (Reg. S) (United States of America, Food Products)	1.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.6
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	1.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.3
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.3
Novartis AG (Switzerland, Pharmaceuticals)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2
Roche Holding AG (participation certificate) (United States of America, Pharmaceuticals)	1.2
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.0
14.3

Market Sectors (% of Fund's net assets)

Financials	18.0
Industrials	15.2
Health Care	12.6
Consumer Discretionary	11.3
Consumer Staples	9.3
Information Technology	7.5
Materials	7.1
Energy	4.6
Communication Services	3.7
Utilities	3.8
Real Estate	1.7

Asset Allocation (% of Fund's net assets)

Futures - 5.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 94.4%
	Shares	Value ($)
Australia - 7.3%
Ampol Ltd.	5,191	105,262
ANZ Group Holdings Ltd.	65,463	1,032,285
APA Group unit	27,417	143,718
Aristocrat Leisure Ltd.	12,816	315,019
ASX Ltd.	4,215	150,592
Aurizon Holdings Ltd.	40,082	87,303
BHP Group Ltd.	110,346	3,123,617
BlueScope Steel Ltd.	9,924	118,964
Brambles Ltd.	30,265	252,584
Cochlear Ltd.	1,431	219,335
Coles Group Ltd.	29,145	282,872
Commonwealth Bank of Australia	36,512	2,246,069
Computershare Ltd.	12,493	197,164
DEXUS Property Group unit	23,415	96,708
EBOS Group Ltd.	3,337	68,122
Endeavour Group Ltd.	31,189	97,979
Flutter Entertainment PLC (Ireland) (a)	3,846	602,076
Fortescue Metals Group Ltd.	36,886	524,734
Glencore PLC	229,417	1,215,183
Goodman Group unit	36,931	488,668
IDP Education Ltd.	5,455	75,368
IGO Ltd.	14,844	89,886
Insurance Australia Group Ltd.	53,158	191,770
Lendlease Group unit	14,997	59,396
Macquarie Group Ltd.	7,997	822,011
Medibank Private Ltd.	59,980	130,893
Mineral Resources Ltd.	3,812	140,500
Mirvac Group unit	85,936	99,708
National Australia Bank Ltd.	68,386	1,225,084
Northern Star Resources Ltd.	25,054	183,465
Orica Ltd.	9,918	92,673
Origin Energy Ltd.	37,536	217,741
Pilbara Minerals Ltd.	58,771	138,053
Qantas Airways Ltd. (a)	18,577	58,200
QBE Insurance Group Ltd.	32,500	322,273
Ramsay Health Care Ltd.	4,011	124,197
REA Group Ltd.	1,150	105,575
Reece Ltd.	4,935	55,024
Rio Tinto Ltd.	8,086	604,009
Rio Tinto PLC	24,524	1,564,644
Santos Ltd.	70,731	345,129
Scentre Group unit	113,041	175,122
SEEK Ltd.	7,754	102,296
Sonic Healthcare Ltd.	9,740	178,350
South32 Ltd.	98,995	211,788
Stockland Corp. Ltd. unit	51,993	117,345
Suncorp Group Ltd.	27,592	234,853
Telstra Group Ltd.	88,072	213,564
The GPT Group	41,712	96,264
The Lottery Corp. Ltd.	48,479	139,938
Transurban Group unit	67,096	505,132
Treasury Wine Estates Ltd.	15,719	120,653
Vicinity Centres unit	84,236	91,239
Washington H. Soul Pattinson & Co. Ltd.	5,112	108,905
Wesfarmers Ltd.	24,713	795,112
Westpac Banking Corp.	76,435	1,003,728
WiseTech Global Ltd.	3,615	134,591
Woodside Energy Group Ltd.	41,358	900,769
Woolworths Group Ltd.	26,543	594,159
TOTAL AUSTRALIA		23,737,661
Austria - 0.2%
Erste Group Bank AG	7,490	267,474
Mondi PLC	10,573	170,789
OMV AG	3,208	140,392
Verbund AG	1,483	128,671
Voestalpine AG	2,529	63,045
TOTAL AUSTRIA		770,371
Belgium - 0.8%
Ageas	3,476	133,363
Anheuser-Busch InBev SA NV	18,919	1,076,454
D'ieteren Group	471	69,821
Elia Group SA/NV	639	60,615
Groupe Bruxelles Lambert SA	2,075	151,493
KBC Group NV	5,451	299,344
Lotus Bakeries SA	9	66,660
Sofina SA	335	63,449
Solvay SA Class A	1,614	170,333
UCB SA	2,753	201,168
Umicore SA	4,555	108,376
Warehouses de Pauw	3,608	89,027
TOTAL BELGIUM		2,490,103
Brazil - 0.0%
Yara International ASA	3,603	117,725
Burkina Faso - 0.0%
Endeavour Mining PLC	4,038	83,436
Chile - 0.1%
Antofagasta PLC	8,589	140,411
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	80,710	213,441
Budweiser Brewing Co. APAC Ltd. (b)	37,480	71,225
ESR Group Ltd. (b)	47,823	61,448
Prosus NV	33,295	931,114
SITC International Holdings Co. Ltd.	29,000	44,672
Wilmar International Ltd.	41,822	108,728
TOTAL CHINA		1,430,628
Denmark - 3.2%
A.P. Moller - Maersk A/S:
Series A	66	107,602
Series B	106	176,620
Carlsberg A/S Series B	2,145	255,627
Chr. Hansen Holding A/S	2,297	156,471
Coloplast A/S Series B	2,977	310,203
Danske Bank A/S	15,024	351,971
Demant A/S (a)	2,196	83,653
DSV A/S	4,055	604,765
Genmab A/S (a)	1,438	406,498
Novo Nordisk A/S Series B	71,082	6,857,715
Novozymes A/S Series B	4,453	199,868
ORSTED A/S (b)	4,120	199,075
Pandora A/S	1,842	208,440
Rockwool International A/S Series B	202	44,903
Tryg A/S	7,603	148,368
Vestas Wind Systems A/S (a)	21,994	476,715
TOTAL DENMARK		10,588,494
Finland - 1.0%
Elisa Corp. (A Shares)	3,097	131,340
Fortum Corp.	9,771	115,793
Kesko Oyj	5,947	100,460
Kone OYJ (B Shares)	7,403	320,296
Metso Corp.	14,444	126,942
Neste OYJ	9,215	309,185
Nokia Corp.	116,554	388,204
Nordea Bank Abp	70,169	737,367
Orion Oyj (B Shares)	2,345	93,146
Sampo Oyj (A Shares)	10,017	393,328
Stora Enso Oyj (R Shares)	12,669	151,812
UPM-Kymmene Corp.	11,625	390,784
Wartsila Corp.	10,312	122,641
TOTAL FINLAND		3,381,298
France - 9.9%
Accor SA	4,040	128,541
Adevinta ASA Class B (a)	6,464	56,736
Aeroports de Paris SA	646	72,318
Air Liquide SA	11,409	1,954,958
Airbus Group NV	12,913	1,731,326
Alstom SA	6,314	85,507
Amundi SA (b)	1,332	69,370
Arkema SA	1,307	122,224
AXA SA	39,975	1,184,476
bioMerieux SA	903	86,470
BNP Paribas SA	22,854	1,314,197
Bollore SA	16,064	87,536
Bouygues SA	4,152	145,899
Bureau Veritas SA	6,424	146,073
Capgemini SA	3,592	634,810
Carrefour SA	13,010	228,084
Compagnie de St.-Gobain	10,074	548,370
Compagnie Generale des Etablissements Michelin SCA Series B	14,778	439,032
Covivio	1,080	46,167
Credit Agricole SA	26,366	318,367
Danone SA	14,025	834,354
Dassault Aviation SA	449	89,079
Dassault Systemes SA	14,595	601,217
Edenred SA	5,437	289,025
Eiffage SA	1,601	145,177
Engie SA	39,785	632,776
EssilorLuxottica SA	6,423	1,159,700
Eurazeo SA	956	53,764
Gecina SA	1,001	98,078
Getlink SE	7,785	125,495
Hermes International SCA	690	1,284,665
Ipsen SA	821	96,860
Kering SA	1,621	659,263
Klepierre SA	4,686	113,544
L'Oreal SA	5,253	2,207,997
La Francaise des Jeux SAEM (b)	2,287	73,613
Legrand SA	5,812	502,775
LVMH Moet Hennessy Louis Vuitton SE	6,015	4,306,322
Orange SA	40,558	477,045
Pernod Ricard SA	4,454	789,390
Publicis Groupe SA	4,985	378,296
Remy Cointreau SA	498	56,461
Renault SA	4,185	146,350
Safran SA	7,446	1,163,211
Sartorius Stedim Biotech	602	112,458
SEB SA	546	53,815
Societe Generale Series A	15,844	356,043
Sodexo SA	1,927	203,651
Teleperformance	1,288	147,390
Thales SA	2,289	337,020
TotalEnergies SE	48,976	3,274,412
Unibail-Rodamco-Westfield NV (a)	2,573	127,031
Valeo SA	4,506	59,311
Veolia Environnement SA	14,804	405,636
VINCI SA	11,577	1,280,120
Vivendi SA	14,744	131,919
Wendel SA	587	43,850
Worldline SA (a)(b)	5,230	66,296
TOTAL FRANCE		32,283,870
Germany - 7.4%
adidas AG	3,529	624,331
Allianz SE	8,785	2,057,821
BASF AG	19,469	899,607
Bayer AG	21,399	924,620
Bayerische Motoren Werke AG (BMW)	6,550	607,325
Bechtle AG	1,785	79,477
Beiersdorf AG	2,194	287,979
Brenntag SE	3,197	237,198
Carl Zeiss Meditec AG	877	75,851
Commerzbank AG	23,185	249,000
Continental AG	2,396	156,432
Covestro AG (a)(b)	4,208	212,384
Daimler Truck Holding AG	10,755	337,072
Deutsche Bank AG	42,215	462,579
Deutsche Borse AG	4,138	681,100
Deutsche Lufthansa AG (a)	13,008	90,896
Deutsche Telekom AG	70,600	1,532,279
DHL Group	21,591	839,798
E.ON SE	48,905	580,594
Evonik Industries AG	4,562	83,798
Fresenius Medical Care AG & Co. KGaA	4,474	148,654
Fresenius SE & Co. KGaA	9,201	235,990
GEA Group AG	3,340	113,903
Hannover Reuck SE	1,314	289,609
HeidelbergCement AG	3,154	228,535
HelloFresh AG (a)	3,379	73,509
Henkel AG & Co. KGaA	2,272	143,591
Infineon Technologies AG	28,445	830,885
Knorr-Bremse AG	1,580	87,836
LEG Immobilien AG (a)	1,614	100,485
Mercedes-Benz Group AG (Germany)	17,477	1,028,247
Merck KGaA	2,815	423,997
MTU Aero Engines AG	1,172	219,497
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,973	1,190,659
Nemetschek SE	1,258	93,709
Puma AG	2,299	129,656
Rational AG	111	63,129
Rheinmetall AG	949	271,519
RWE AG	13,769	526,377
SAP SE	22,747	3,051,108
Scout24 AG (b)	1,633	100,251
Siemens AG	16,554	2,196,697
Siemens Energy AG (a)	11,315	100,209
Siemens Healthineers AG (b)	6,143	301,076
Symrise AG	2,892	295,531
Talanx AG	1,380	86,808
Telefonica Deutschland Holding AG	20,056	34,028
Volkswagen AG	637	73,637
Vonovia SE	15,967	367,594
Wacker Chemie AG	400	48,884
Zalando SE (a)(b)	4,880	113,546
TOTAL GERMANY		23,989,297
Hong Kong - 2.1%
AIA Group Ltd.	251,645	2,185,237
CK Asset Holdings Ltd.	43,226	216,058
CK Infrastructure Holdings Ltd.	13,581	62,948
CLP Holdings Ltd.	35,736	261,544
Futu Holdings Ltd. ADR (a)	1,203	66,706
Hang Lung Properties Ltd.	39,400	51,790
Hang Seng Bank Ltd.	16,676	190,658
Henderson Land Development Co. Ltd.	32,140	84,093
HKT Trust/HKT Ltd. unit	82,292	85,237
Hong Kong & China Gas Co. Ltd.	243,697	169,640
Hong Kong Exchanges and Clearing Ltd.	26,267	918,889
Hongkong Land Holdings Ltd.	24,130	76,534
Jardine Matheson Holdings Ltd.	3,475	140,811
Link (REIT)	55,044	252,605
MTR Corp. Ltd.	33,937	126,863
New World Development Co. Ltd.	33,305	61,125
Power Assets Holdings Ltd.	30,303	144,873
Prudential PLC	59,969	627,059
Sino Land Ltd.	79,904	79,770
Sun Hung Kai Properties Ltd.	31,680	325,313
Swire Pacific Ltd. (A Shares)	9,356	59,765
Swire Properties Ltd.	25,765	49,886
Techtronic Industries Co. Ltd.	29,792	271,987
WH Group Ltd. (b)	181,577	108,444
Wharf Real Estate Investment Co. Ltd.	36,814	128,777
Xinyi Glass Holdings Ltd.	36,595	42,048
TOTAL HONG KONG		6,788,660
Ireland - 0.4%
AerCap Holdings NV (a)	3,803	236,242
AIB Group PLC	31,377	135,921
Bank of Ireland Group PLC	23,014	205,767
Kerry Group PLC Class A	3,471	267,664
Kingspan Group PLC (Ireland)	3,368	226,222
Smurfit Kappa Group PLC	5,666	184,292
TOTAL IRELAND		1,256,108
Israel - 0.5%
Azrieli Group	938	40,309
Bank Hapoalim BM (Reg.)	27,660	197,562
Bank Leumi le-Israel BM	33,420	214,890
Check Point Software Technologies Ltd. (a)	2,039	273,736
Elbit Systems Ltd. (Israel)	579	107,477
Global-e Online Ltd. (a)	1,967	69,061
Icl Group Ltd.	16,836	81,639
Israel Discount Bank Ltd. (Class A)	26,924	118,234
Mizrahi Tefahot Bank Ltd.	3,360	103,909
NICE Ltd. (a)	1,378	212,939
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	24,401	209,361
Wix.com Ltd. (a)	1,176	93,962
TOTAL ISRAEL		1,723,079
Italy - 2.2%
Amplifon SpA	2,712	76,445
Assicurazioni Generali SpA	22,082	437,976
Coca-Cola HBC AG	4,814	124,747
Davide Campari Milano NV	11,388	125,678
DiaSorin SpA	479	42,827
Enel SpA	177,173	1,124,620
Eni SpA	51,479	841,561
Ferrari NV (Italy)	2,746	829,532
FinecoBank SpA	13,299	156,407
Infrastrutture Wireless Italiane SpA (b)	7,318	79,910
Intesa Sanpaolo SpA	338,512	882,091
Mediobanca SpA	12,031	143,467
Moncler SpA	4,486	232,300
Nexi SpA (a)(b)	12,855	74,484
Poste Italiane SpA (b)	11,391	112,573
Prysmian SpA	5,719	213,549
Recordati SpA	2,277	105,045
Snam SpA	43,928	201,434
Telecom Italia SpA (a)	217,067	56,065
Terna - Rete Elettrica Nazionale	30,652	234,360
UniCredit SpA	40,163	1,006,871
TOTAL ITALY		7,101,942
Japan - 21.8%
Advantest Corp.	16,532	425,842
AEON Co. Ltd.	14,191	298,573
AGC, Inc.	4,194	142,676
Aisin Seiki Co. Ltd.	3,174	110,566
Ajinomoto Co., Inc.	9,783	357,301
Ana Holdings, Inc. (a)	3,463	67,985
Asahi Group Holdings	10,462	378,415
ASAHI INTECC Co. Ltd.	4,726	79,409
Asahi Kasei Corp.	27,293	167,792
Astellas Pharma, Inc.	39,413	498,570
Azbil Corp.	2,507	74,079
Bandai Namco Holdings, Inc.	13,011	269,569
BayCurrent Consulting, Inc.	2,900	72,810
Bridgestone Corp.	12,484	472,460
Brother Industries Ltd.	5,074	79,156
Canon, Inc.	21,771	514,682
Capcom Co. Ltd.	3,794	122,126
Central Japan Railway Co.	15,700	353,382
Chiba Bank Ltd.	11,505	85,696
Chubu Electric Power Co., Inc.	13,995	169,118
Chugai Pharmaceutical Co. Ltd.	14,622	433,638
Concordia Financial Group Ltd.	23,126	107,453
CyberAgent, Inc.	9,472	49,723
Dai Nippon Printing Co. Ltd.	4,805	125,349
Dai-ichi Mutual Life Insurance Co.	20,511	433,296
Daifuku Co. Ltd.	6,610	109,216
Daiichi Sankyo Kabushiki Kaisha	40,246	1,037,711
Daikin Industries Ltd.	5,717	824,271
Daito Trust Construction Co. Ltd.	1,309	140,412
Daiwa House Industry Co. Ltd.	12,950	356,198
Daiwa House REIT Investment Corp.	48	84,948
Daiwa Securities Group, Inc.	29,056	167,551
DENSO Corp.	37,688	556,514
Dentsu Group, Inc.	4,363	126,728
Disco Corp.	2,044	360,968
East Japan Railway Co.	6,602	342,890
Eisai Co. Ltd.	5,521	292,494
ENEOS Holdings, Inc.	62,714	232,382
FANUC Corp.	20,705	513,824
Fast Retailing Co. Ltd.	3,791	839,314
Fuji Electric Co. Ltd.	2,811	107,028
FUJIFILM Holdings Corp.	8,100	443,052
Fujitsu Ltd.	3,828	495,908
GLP J-REIT	102	91,357
GMO Payment Gateway, Inc.	869	34,707
Hakuhodo DY Holdings, Inc.	4,580	37,168
Hamamatsu Photonics K.K.	3,041	112,952
Hankyu Hanshin Holdings, Inc.	4,975	156,531
Hikari Tsushin, Inc.	490	70,694
Hirose Electric Co. Ltd.	653	73,984
Hitachi Construction Machinery Co. Ltd.	2,383	61,567
Hitachi Ltd.	20,425	1,294,672
Honda Motor Co. Ltd.	100,614	1,031,170
Hoshizaki Corp.	2,368	76,474
Hoya Corp.	7,728	743,964
Hulic Co. Ltd.	8,400	77,012
Ibiden Co. Ltd.	2,477	105,610
Idemitsu Kosan Co. Ltd.	4,207	95,520
Iida Group Holdings Co. Ltd.	3,437	53,367
INPEX Corp.	21,110	306,325
Isuzu Motors Ltd.	12,726	141,903
Itochu Corp.	25,850	931,144
Japan Airlines Co. Ltd.	3,137	57,670
Japan Exchange Group, Inc.	10,963	216,791
Japan Post Bank Co. Ltd.	31,562	292,555
Japan Post Holdings Co. Ltd.	49,003	433,736
Japan Post Insurance Co. Ltd.	4,167	80,240
Japan Real Estate Investment Corp.	28	104,001
Japan Retail Fund Investment Corp.	152	98,093
Japan Tobacco, Inc.	26,108	607,765
JFE Holdings, Inc.	10,720	149,360
JSR Corp.	3,841	102,808
Kajima Corp.	9,254	152,945
Kansai Electric Power Co., Inc.	15,380	196,923
Kao Corp.	10,106	368,706
Kawasaki Kisen Kaisha Ltd.	3,000	102,870
KDDI Corp.	32,600	975,221
KDX Realty Investment Corp.	90	93,869
Keio Corp.	2,273	67,450
Keisei Electric Railway Co.	2,819	106,191
Keyence Corp.	4,205	1,627,834
Kikkoman Corp.	2,942	167,384
Kintetsu Group Holdings Co. Ltd.	3,987	112,181
Kirin Holdings Co. Ltd.	16,874	237,136
Kobayashi Pharmaceutical Co. Ltd.	1,081	44,627
Kobe Bussan Co. Ltd.	3,305	81,792
Koei Tecmo Holdings Co. Ltd.	2,496	32,592
Koito Manufacturing Co. Ltd.	4,544	68,082
Komatsu Ltd.	20,168	463,388
Konami Group Corp.	2,155	111,634
Kose Corp.	756	50,086
Kubota Corp.	22,043	296,462
Kurita Water Industries Ltd.	2,265	68,818
Kyocera Corp.	7,038	346,913
Kyowa Hakko Kirin Co., Ltd.	5,847	91,706
Lasertec Corp.	1,625	268,418
LIXIL Group Corp.	6,243	68,455
LY Corp.	58,217	148,423
M3, Inc.	9,638	148,437
Makita Corp.	4,873	125,952
Marubeni Corp.	31,472	460,177
MatsukiyoCocokara & Co.	7,500	131,563
Mazda Motor Corp.	12,372	119,588
McDonald's Holdings Co. (Japan) Ltd.	1,914	74,470
Meiji Holdings Co. Ltd.	5,082	125,088
Minebea Mitsumi, Inc.	7,911	124,039
Misumi Group, Inc.	6,167	93,360
Mitsubishi Chemical Holdings Corp.	27,847	157,575
Mitsubishi Corp.	25,035	1,167,021
Mitsubishi Electric Corp.	42,056	482,236
Mitsubishi Estate Co. Ltd.	24,484	313,403
Mitsubishi Heavy Industries Ltd.	7,012	361,151
Mitsubishi UFJ Financial Group, Inc.	248,721	2,086,557
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,578	115,878
Mitsui & Co. Ltd.	28,629	1,040,497
Mitsui Chemicals, Inc.	3,710	93,509
Mitsui Fudosan Co. Ltd.	19,341	419,214
Mitsui OSK Lines Ltd.	7,500	193,630
Mizuho Financial Group, Inc.	52,499	891,348
MonotaRO Co. Ltd.	5,422	43,333
MS&AD Insurance Group Holdings, Inc.	9,343	342,333
Murata Manufacturing Co. Ltd.	37,683	645,486
NEC Corp.	5,335	256,884
Nexon Co. Ltd.	7,414	136,041
NGK Insulators Ltd.	5,141	62,814
Nidec Corp.	9,049	331,927
Nintendo Co. Ltd.	22,670	936,599
Nippon Building Fund, Inc.	34	136,610
Nippon Express Holdings, Inc.	1,623	83,415
Nippon Paint Holdings Co. Ltd.	20,605	138,530
Nippon Prologis REIT, Inc.	49	87,189
Nippon Sanso Holdings Corp.	3,750	94,569
Nippon Steel & Sumitomo Metal Corp.	18,682	402,949
Nippon Telegraph & Telephone Corp.	650,825	765,875
Nippon Yusen KK	10,565	258,497
Nissan Chemical Corp.	2,707	110,406
Nissan Motor Co. Ltd.	50,564	194,569
Nissin Food Holdings Co. Ltd.	1,306	113,633
Nitori Holdings Co. Ltd.	1,735	187,892
Nitto Denko Corp.	3,063	198,194
Nomura Holdings, Inc.	65,485	252,995
Nomura Real Estate Holdings, Inc.	2,393	55,891
Nomura Real Estate Master Fund, Inc.	92	101,518
Nomura Research Institute Ltd.	8,439	221,523
NTT Data Corp.	13,745	169,475
Obayashi Corp.	14,193	121,575
OBIC Co. Ltd.	1,516	224,090
Odakyu Electric Railway Co. Ltd.	6,793	96,707
Oji Holdings Corp.	18,755	80,213
Olympus Corp.	27,553	367,980
OMRON Corp.	3,811	136,538
Ono Pharmaceutical Co. Ltd.	8,421	145,426
Open House Group Co. Ltd.	1,700	56,033
Oracle Corp. Japan	864	61,292
Oriental Land Co. Ltd.	23,770	768,849
ORIX Corp.	25,504	463,825
Osaka Gas Co. Ltd.	8,236	155,313
Otsuka Corp.	2,475	99,234
Otsuka Holdings Co. Ltd.	8,554	287,808
Pan Pacific International Holdings Ltd.	8,294	160,620
Panasonic Holdings Corp.	48,109	422,084
Persol Holdings Co. Ltd.	41,000	61,476
Rakuten Group, Inc.	32,546	120,385
Recruit Holdings Co. Ltd.	31,373	899,549
Renesas Electronics Corp. (a)	27,703	363,896
Resona Holdings, Inc.	46,577	248,876
Ricoh Co. Ltd.	11,925	96,653
ROHM Co. Ltd.	7,784	124,715
SBI Holdings, Inc. Japan	5,297	113,965
SCSK Corp.	3,458	59,029
Secom Co. Ltd.	4,549	315,950
Seiko Epson Corp.	6,244	86,687
Sekisui Chemical Co. Ltd.	8,398	115,026
Sekisui House Ltd.	13,034	255,242
Seven & i Holdings Co. Ltd.	16,459	603,037
SG Holdings Co. Ltd.	6,937	98,329
Sharp Corp. (a)	5,560	34,762
Shimadzu Corp.	5,174	122,346
SHIMANO, Inc.	1,624	233,704
SHIMIZU Corp.	12,123	86,273
Shin-Etsu Chemical Co. Ltd.	39,670	1,186,267
Shionogi & Co. Ltd.	5,641	262,671
Shiseido Co. Ltd.	8,669	274,941
Shizuoka Financial Group	10,199	86,730
SMC Corp.	1,296	598,445
SoftBank Corp.	62,613	707,957
SoftBank Group Corp.	22,424	918,354
Sompo Holdings, Inc.	6,459	279,804
Sony Group Corp.	27,513	2,287,400
Square Enix Holdings Co. Ltd.	1,855	61,626
Subaru Corp.	13,428	232,443
Sumco Corp.	7,649	98,842
Sumitomo Chemical Co. Ltd.	30,626	77,844
Sumitomo Corp.	22,775	447,704
Sumitomo Electric Industries Ltd.	15,544	163,185
Sumitomo Metal Mining Co. Ltd.	5,386	151,303
Sumitomo Mitsui Financial Group, Inc.	27,687	1,334,734
Sumitomo Mitsui Trust Holdings, Inc.	7,155	268,290
Sumitomo Realty & Development Co. Ltd.	6,222	156,135
Suntory Beverage & Food Ltd.	3,032	91,242
Suzuki Motor Corp.	8,018	311,195
Sysmex Corp.	3,680	176,282
T&D Holdings, Inc.	10,896	194,376
Taisei Corp.	3,716	126,020
Takeda Pharmaceutical Co. Ltd.	34,478	935,897
TDK Corp.	8,451	316,196
Terumo Corp.	14,680	401,618
TIS, Inc.	4,772	102,192
Tobu Railway Co. Ltd.	4,115	99,046
Toho Co. Ltd.	2,490	85,066
Tokio Marine Holdings, Inc.	39,268	878,513
Tokyo Electric Power Co., Inc. (a)	33,225	140,600
Tokyo Electron Ltd.	10,250	1,354,411
Tokyo Gas Co. Ltd.	8,515	191,223
Tokyu Corp.	10,917	123,242
Toppan Holdings, Inc.	5,338	123,115
Toray Industries, Inc.	30,202	146,112
Tosoh Corp.	5,627	68,898
Toto Ltd.	2,935	70,768
Toyota Industries Corp.	3,241	240,206
Toyota Motor Corp.	230,990	4,040,881
Toyota Tsusho Corp.	4,657	247,921
Trend Micro, Inc.	2,920	110,039
Unicharm Corp.	8,774	298,131
USS Co. Ltd.	4,468	78,096
Welcia Holdings Co. Ltd.	2,055	34,063
West Japan Railway Co.	4,770	181,806
Yakult Honsha Co. Ltd.	5,628	132,624
Yamaha Corp.	3,023	80,744
Yamaha Motor Co. Ltd.	6,472	158,155
Yamato Holdings Co. Ltd.	5,812	96,805
Yaskawa Electric Corp.	5,198	170,147
Yokogawa Electric Corp.	4,979	90,395
Zensho Holdings Co. Ltd.	2,000	105,124
ZOZO, Inc.	3,082	58,603
TOTAL JAPAN		71,306,075
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,611	83,457
Korea (South) - 0.0%
Delivery Hero AG (a)(b)	3,815	96,759
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	11,146	246,250
Eurofins Scientific SA	2,940	148,790
TOTAL LUXEMBOURG		395,040
Macau - 0.1%
Galaxy Entertainment Group Ltd.	47,635	267,779
Sands China Ltd. (a)	52,862	142,307
TOTAL MACAU		410,086
Netherlands - 5.6%
ABN AMRO Bank NV GDR (Bearer) (b)	8,796	118,060
Adyen BV (a)(b)	473	319,032
AEGON NV	36,751	178,254
Akzo Nobel NV	3,716	248,732
Argenx SE (a)	1,219	573,395
ASM International NV (Netherlands)	1,023	420,527
ASML Holding NV (Netherlands)	8,781	5,278,438
ASR Nederland NV	3,481	129,650
BE Semiconductor Industries NV	1,679	172,858
Euronext NV (b)	1,866	129,916
EXOR NV	2,363	202,374
Heineken Holding NV	2,823	214,468
Heineken NV (Bearer)	6,273	563,588
IMCD NV	1,241	149,037
ING Groep NV (Certificaten Van Aandelen)	78,841	1,010,783
JDE Peet's BV	2,736	75,964
Koninklijke Ahold Delhaize NV	21,154	626,725
Koninklijke KPN NV	70,346	236,446
Koninklijke Philips Electronics NV	20,229	384,806
NN Group NV	5,461	175,147
OCI NV	2,310	53,797
Randstad NV	2,404	124,233
Shell PLC (London)	146,037	4,706,313
Stellantis NV (Italy)	48,188	897,384
Universal Music Group NV	17,846	437,028
Wolters Kluwer NV	5,609	718,714
TOTAL NETHERLANDS		18,145,669
New Zealand - 0.2%
Auckland International Airport Ltd.	27,402	117,206
Fisher & Paykel Healthcare Corp.	12,620	153,076
Mercury Nz Ltd.	15,613	53,708
Meridian Energy Ltd.	28,098	79,134
Spark New Zealand Ltd.	40,132	116,508
Xero Ltd. (a)	3,133	214,195
TOTAL NEW ZEALAND		733,827
Norway - 0.6%
Aker BP ASA	6,878	197,703
DNB Bank ASA	20,156	363,210
Equinor ASA	19,622	657,793
Gjensidige Forsikring ASA	4,360	65,297
Kongsberg Gruppen ASA	1,919	78,334
Mowi ASA	9,569	155,301
Norsk Hydro ASA	28,887	164,734
Orkla ASA	16,347	112,590
Salmar ASA	1,580	74,793
Telenor ASA	15,232	155,648
TOTAL NORWAY		2,025,403
Portugal - 0.2%
Energias de Portugal SA	68,340	287,073
Galp Energia SGPS SA Class B	10,721	161,197
Jeronimo Martins SGPS SA	6,166	142,098
TOTAL PORTUGAL		590,368
Singapore - 1.5%
CapitaLand Ascendas REIT	81,251	154,381
CapitaLand Investment Ltd.	56,553	121,430
CapitaMall Trust	115,823	148,858
City Developments Ltd.	10,968	50,626
DBS Group Holdings Ltd.	39,498	948,874
Genting Singapore Ltd.	131,594	82,675
Grab Holdings Ltd. (a)	40,804	125,268
Jardine Cycle & Carriage Ltd.	2,200	45,320
Keppel (REIT) (c)	6,343	3,683
Keppel Corp. Ltd.	31,716	143,970
Mapletree Logistics Trust (REIT)	75,268	80,827
Mapletree Pan Asia Commercial Trust	51,677	50,225
Oversea-Chinese Banking Corp. Ltd.	73,728	683,541
Sea Ltd. ADR (a)	7,947	331,390
Seatrium Ltd. (a)	965,707	79,091
Sembcorp Industries Ltd.	19,600	65,756
Singapore Airlines Ltd.	32,362	144,505
Singapore Exchange Ltd.	18,689	129,396
Singapore Technologies Engineering Ltd.	33,993	93,320
Singapore Telecommunications Ltd.	179,762	312,368
STMicroelectronics NV (France)	14,887	567,494
United Overseas Bank Ltd.	27,566	543,731
UOL Group Ltd.	10,244	44,119
TOTAL SINGAPORE		4,950,848
South Africa - 0.2%
Anglo American PLC (United Kingdom)	27,677	705,199
Spain - 2.4%
Acciona SA	537	67,616
ACS Actividades de Construccion y Servicios SA	4,773	172,569
Aena SME SA (b)	1,634	236,432
Amadeus IT Holding SA Class A	9,813	558,820
Banco Bilbao Vizcaya Argentaria SA	129,943	1,022,292
Banco Santander SA (Spain)	352,517	1,292,812
CaixaBank SA	89,866	365,354
Cellnex Telecom SA (b)	12,309	361,837
Corp. ACCIONA Energias Renovables SA	1,471	39,814
EDP Renovaveis SA	6,683	107,413
Enagas SA	5,417	90,533
Endesa SA	6,917	130,020
Grifols SA (a)	6,495	72,744
Iberdrola SA	132,608	1,474,869
Industria de Diseno Textil SA	23,760	818,322
Naturgy Energy Group SA	2,743	77,493
Redeia Corp. SA	8,830	137,389
Repsol SA	27,822	406,987
Telefonica SA	112,718	435,389
TOTAL SPAIN		7,868,705
Sweden - 2.7%
Alfa Laval AB	6,300	203,520
ASSA ABLOY AB (B Shares)	21,825	465,202
Atlas Copco AB:
(A Shares)	58,720	760,367
(B Shares)	33,746	378,048
Beijer Ref AB (B Shares)	8,379	79,343
Boliden AB	5,956	152,469
Epiroc AB:
(A Shares)	14,357	236,528
(B Shares)	8,488	117,635
EQT AB	7,742	140,726
Ericsson (B Shares)	63,779	285,713
Essity AB (B Shares)	13,266	302,223
Evolution AB (b)	3,991	354,642
Fastighets AB Balder (a)	14,203	60,044
Getinge AB (B Shares)	4,982	89,442
H&M Hennes & Mauritz AB (B Shares)	14,067	188,149
Hexagon AB (B Shares)	45,218	368,510
Holmen AB (B Shares)	2,041	76,923
Husqvarna AB (B Shares)	7,713	49,819
Industrivarden AB:
(A Shares)	2,860	73,842
(C Shares)	3,333	85,755
Indutrade AB	5,947	105,035
Investment AB Latour (B Shares)	3,245	56,034
Investor AB (B Shares)	37,698	690,303
L E Lundbergforetagen AB	1,657	67,498
Lifco AB	5,071	92,585
Nibe Industrier AB (B Shares)	32,994	189,703
Saab AB (B Shares)	1,744	89,368
Sagax AB	4,299	77,604
Sandvik AB	23,221	395,524
Securitas AB (B Shares)	10,705	85,602
Skandinaviska Enskilda Banken AB (A Shares)	34,562	384,867
Skanska AB (B Shares)	7,406	111,032
SKF AB (B Shares)	7,418	119,685
Svenska Cellulosa AB SCA (B Shares)	13,192	180,759
Svenska Handelsbanken AB (A Shares)	31,765	270,819
Swedbank AB (A Shares)	18,491	302,732
Swedish Orphan Biovitrum AB (a)	4,779	98,213
Tele2 AB (B Shares)	11,628	82,441
Telia Co. AB	51,326	108,808
Volvo AB:
(A Shares)	4,336	86,779
(B Shares)	32,893	650,938
Volvo Car AB (a)	13,189	45,265
TOTAL SWEDEN		8,760,494
Switzerland - 5.9%
ABB Ltd. (Reg.)	34,845	1,170,713
Adecco SA (Reg.)	3,485	131,178
Alcon, Inc. (Switzerland)	10,885	775,645
Avolta AG (a)	2,100	73,205
Bachem Holding AG (B Shares)	735	53,005
Baloise Holdings AG	998	142,846
Banque Cantonale Vaudoise	656	73,991
Barry Callebaut AG	78	117,902
BKW AG	460	77,168
Clariant AG (Reg.)	4,697	66,455
Compagnie Financiere Richemont SA Series A	11,370	1,341,382
DSM-Firmenich AG	4,050	366,779
Ems-Chemie Holding AG	153	104,282
Geberit AG (Reg.)	728	337,570
Givaudan SA	201	667,312
Helvetia Holding AG (Reg.)	809	108,323
Julius Baer Group Ltd.	4,487	265,907
Kuehne & Nagel International AG	1,184	318,241
Lindt & Spruengli AG	2	217,666
Lindt & Spruengli AG (participation certificate)	24	265,157
Logitech International SA (Reg.)	3,582	280,212
Lonza Group AG	1,622	568,031
Novartis AG	44,648	4,179,926
Partners Group Holding AG	494	519,606
Sandoz Group AG	8,929	232,145
Schindler Holding AG:
(participation certificate)	884	178,034
(Reg.)	514	99,732
SGS SA (Reg.)	3,265	265,536
Sig Group AG	6,661	146,379
Sika AG	3,188	760,157
Sonova Holding AG	1,133	267,167
Straumann Holding AG	2,432	285,937
Swatch Group AG (Bearer)	629	160,560
Swatch Group AG (Bearer) (Reg.)	1,150	55,499
Swiss Life Holding AG	643	411,254
Swiss Prime Site AG	1,669	154,855
Swisscom AG	564	337,290
Temenos Group AG	1,390	99,538
UBS Group AG	71,642	1,671,240
VAT Group AG (b)	588	207,301
Zurich Insurance Group Ltd.	3,278	1,551,703
TOTAL SWITZERLAND		19,106,829
United Arab Emirates - 0.0%
NMC Health PLC (a)(d)	941	0
United Kingdom - 10.8%
3i Group PLC	21,204	499,939
Abrdn PLC	42,413	80,754
Admiral Group PLC	4,624	137,302
Ashtead Group PLC	9,545	545,733
Associated British Foods PLC	7,576	186,559
AstraZeneca PLC (United Kingdom)	33,760	4,226,879
Auto Trader Group PLC (b)	19,996	151,255
Aviva PLC	59,648	288,909
BAE Systems PLC	66,402	892,867
Barclays PLC	338,827	543,834
Barratt Developments PLC	21,221	106,757
Berkeley Group Holdings PLC	2,318	113,711
BP PLC	377,968	2,307,880
British American Tobacco PLC (United Kingdom)	46,277	1,382,407
BT Group PLC	140,622	192,711
Bunzl PLC	7,361	262,324
Burberry Group PLC	8,215	168,945
Centrica PLC	121,225	231,770
CK Hutchison Holdings Ltd.	58,556	296,427
CNH Industrial NV	22,289	246,806
Coca-Cola European Partners PLC	4,498	263,178
Compass Group PLC	37,763	952,058
Croda International PLC	3,041	161,819
DCC PLC (United Kingdom)	2,150	119,293
Diageo PLC	48,946	1,850,943
Entain PLC	13,911	157,313
Halma PLC	8,270	185,455
Hargreaves Lansdown PLC	7,743	66,500
HSBC Holdings PLC (United Kingdom)	430,587	3,109,021
Imperial Brands PLC	18,807	400,668
Informa PLC	30,484	263,660
InterContinental Hotel Group PLC	3,668	259,924
Intertek Group PLC	3,516	163,377
J Sainsbury PLC	36,076	112,822
JD Sports Fashion PLC	56,426	87,443
Johnson Matthey PLC	3,994	72,526
Kingfisher PLC	41,452	105,848
Land Securities Group PLC	15,338	106,076
Legal & General Group PLC	130,195	334,531
Lloyds Banking Group PLC	1,402,796	682,741
London Stock Exchange Group PLC	9,251	933,381
M&G PLC	48,836	117,647
Melrose Industries PLC	29,441	167,112
National Grid PLC	80,205	956,282
NatWest Group PLC	126,591	275,439
Next PLC	2,624	219,554
Ocado Group PLC (a)	12,612	71,327
Pearson PLC	14,039	162,512
Persimmon PLC	6,953	85,862
Phoenix Group Holdings PLC	16,348	90,171
Reckitt Benckiser Group PLC	15,630	1,045,756
RELX PLC (London Stock Exchange)	41,251	1,440,803
Rentokil Initial PLC	54,892	279,537
Rolls-Royce Holdings PLC (a)	183,339	482,590
Sage Group PLC	22,352	263,690
Schroders PLC	17,542	78,740
Segro PLC	25,337	219,513
Severn Trent PLC	5,856	189,045
Smith & Nephew PLC	19,029	212,956
Smiths Group PLC	7,614	149,320
Spirax-Sarco Engineering PLC	1,607	160,008
SSE PLC	23,750	471,397
St. James's Place PLC	11,947	92,876
Standard Chartered PLC (United Kingdom)	51,666	395,624
Taylor Wimpey PLC	76,911	103,577
Tesco PLC	156,141	512,386
Unilever PLC	54,780	2,594,418
United Utilities Group PLC	14,852	192,089
Vodafone Group PLC	500,822	461,026
Whitbread PLC	4,312	174,421
Wise PLC (a)	13,391	108,334
WPP PLC	23,406	201,554
TOTAL UNITED KINGDOM		35,227,912
United States of America - 6.8%
CRH PLC	15,806	849,336
CSL Ltd.	10,507	1,552,852
CyberArk Software Ltd. (a)	910	148,912
Experian PLC	20,041	606,779
Ferrovial SE	11,092	333,785
Ferrovial SE rights (a)(c)	11,092	5,019
GSK PLC	89,201	1,590,166
Haleon PLC	120,673	483,668
Holcim AG	11,353	699,913
James Hardie Industries PLC CDI (a)	9,587	239,190
Monday.com Ltd. (a)	473	61,485
Nestle SA (Reg. S)	58,159	6,271,796
QIAGEN NV (Germany) (a)	4,967	184,576
Roche Holding AG:
(Bearer)	697	189,412
(participation certificate)	15,303	3,943,731
Sanofi SA	24,748	2,247,272
Schneider Electric SA	11,854	1,823,824
Swiss Re Ltd.	6,570	715,900
Tenaris SA	10,286	161,513
TOTAL UNITED STATES OF AMERICA		22,109,129
TOTAL COMMON STOCKS (Cost $301,996,776)		308,398,883

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,265	107,280
Dr. Ing. h.c. F. Porsche AG Series F (b)	2,480	216,592
Henkel AG & Co. KGaA	3,680	265,090
Porsche Automobil Holding SE (Germany)	3,332	149,134
Sartorius AG (non-vtg.)	571	142,706
Volkswagen AG	4,497	476,910

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,744,130)		1,357,712

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $491,687)	500,000	491,658

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g) (Cost $12,736,920)	12,734,373	12,736,920

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $316,969,513)	322,985,173
NET OTHER ASSETS (LIABILITIES) - 1.1%	3,537,959
NET ASSETS - 100.0%	326,523,132

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	169	Dec 2023	16,681,145	(739,074)	(739,074)

The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,835,521 or 1.2% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $471,992.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	3,870,962	114,627,335	105,761,377	463,649	-	-	12,736,920	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	2,022,594	16,812,533	18,835,127	29,971	-	-	-	0.0%
Total	5,893,556	131,439,868	124,596,504	493,620	-	-	12,736,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	12,972,569	2,419,221	10,553,348	-
Consumer Discretionary	36,888,102	11,157,208	25,730,894	-
Consumer Staples	30,728,315	5,096,411	25,631,904	-
Energy	15,150,323	1,376,977	13,773,346	-
Financials	59,120,753	18,237,651	40,883,102	-
Health Care	40,701,681	6,237,489	34,464,192	-
Industrials	48,588,007	13,991,989	34,596,018	-
Information Technology	24,410,986	2,386,500	22,024,486	-
Materials	23,161,758	7,460,318	15,701,440	-
Real Estate	7,241,940	1,232,733	6,009,207	-
Utilities	10,792,161	3,553,141	7,239,020	-

Government Obligations	491,658	-	491,658	-

Money Market Funds	12,736,920	12,736,920	-	-
Total Investments in Securities:	322,985,173	85,886,558	237,098,615	-
Derivative Instruments: Liabilities
Futures Contracts	(739,074)	(739,074)	-	-
Total Liabilities	(739,074)	(739,074)	-	-
Total Derivative Instruments:	(739,074)	(739,074)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(739,074)
Total Equity Risk	0	(739,074)
Total Value of Derivatives	0	(739,074)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $304,232,593)	$310,248,253
Fidelity Central Funds (cost $12,736,920)	12,736,920

Total Investment in Securities (cost $316,969,513)		$322,985,173
Foreign currency held at value (cost $188,159)		187,482
Receivable for fund shares sold		2,740,135
Dividends receivable		775,549
Reclaims receivable		882,181
Distributions receivable from Fidelity Central Funds		52,746
Receivable for daily variation margin on futures contracts		44,711
Receivable from investment adviser for expense reductions		16,767
Other receivables		2
Total assets		327,684,746
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,725
Payable for fund shares redeemed	1,100,197
Other payables and accrued expenses	52,692
Total Liabilities		1,161,614
Net Assets		$326,523,132
Net Assets consist of:
Paid in capital		$332,046,725
Total accumulated earnings (loss)		(5,523,593)
Net Assets		$326,523,132
Net Asset Value, offering price and redemption price per share ($326,523,132 ÷ 30,844,349 shares)		$10.59

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$10,962,389
Interest		22,093
Income from Fidelity Central Funds (including $29,971 from security lending)		493,620
Income before foreign taxes withheld		$11,478,102
Less foreign taxes withheld		(1,006,130)
Total Income		10,471,972
Expenses
Custodian fees and expenses	$161,256
Independent trustees' fees and expenses	1,814
Interest	964
Total expenses before reductions	164,034
Expense reductions	(122,748)
Total expenses after reductions		41,286
Net Investment income (loss)		10,430,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,211,822)
Foreign currency transactions	(189,471)
Futures contracts	1,692,530
Total net realized gain (loss)		(10,708,763)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,275,355
Assets and liabilities in foreign currencies	55,631
Futures contracts	(983,687)
Total change in net unrealized appreciation (depreciation)		44,347,299
Net gain (loss)		33,638,536
Net increase (decrease) in net assets resulting from operations		$44,069,222
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,430,686	$8,925,976
Net realized gain (loss)	(10,708,763)	(6,635,095)
Change in net unrealized appreciation (depreciation)	44,347,299	(75,895,662)
Net increase (decrease) in net assets resulting from operations	44,069,222	(73,604,781)
Distributions to shareholders	(7,730,928)	(7,139,987)

Share transactions
Proceeds from sales of shares	83,236,802	120,516,467
Reinvestment of distributions	7,730,928	7,139,987
Cost of shares redeemed	(84,194,891)	(37,152,820)

Net increase (decrease) in net assets resulting from share transactions	6,772,839	90,503,634
Total increase (decrease) in net assets	43,111,133	9,758,866

Net Assets
Beginning of period	283,411,999	273,653,133
End of period	$326,523,132	$283,411,999

Other Information
Shares
Sold	7,565,430	11,145,325
Issued in reinvestment of distributions	744,791	592,530
Redeemed	(7,565,907)	(3,449,396)
Net increase (decrease)	744,314	8,288,459

Financial Highlights
Fidelity® Series International Index Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.42	$12.55	$9.54	$10.41	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.34	.34	.33	.24	.33
Net realized and unrealized gain (loss)	1.10	(3.17)	2.90	(.90)	.71
Total from investment operations	1.44	(2.83)	3.23	(.66)	1.04
Distributions from net investment income	(.27)	(.30)	(.22)	(.20)	(.06)
Distributions from net realized gain	-	-	-	(.01)	-
Total distributions	(.27)	(.30)	(.22)	(.21)	(.06)
Net asset value, end of period	$10.59	$9.42	$12.55	$9.54	$10.41
Total Return C	15.30%	(23.05)%	34.15%	(6.52)%	11.06%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.06%	.11%	.24%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.02%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.02%	.01%
Net investment income (loss)	3.13%	3.14%	2.73%	2.47%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$326,523	$283,412	$273,653	$129,230	$102,589
Portfolio turnover rate F	18%	5%	6% G	3%	2%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended October 31, 2023

1. Organization.
Fidelity Series International Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$39,811,495
Gross unrealized depreciation	(35,819,463)
Net unrealized appreciation (depreciation)	$3,992,032
Tax Cost	$318,993,141
The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,470,309
Capital loss carryforward	$(18,961,735)
Net unrealized appreciation (depreciation) on securities and other investments	$3,967,834

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,738,530)
Long-term	(14,223,205)
Total capital loss carryforward	$(18,961,735)

The tax character of distributions paid was as follows:

	October 31, 2023	October 31, 2022
Ordinary Income	$7,730,928	$ 7,139,987

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. Government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Index Fund	56,241,439	58,574,447
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Index Fund	Borrower	$ 8,538,000	4.07%	$964

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series International Index Fund	$3,118	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $117,879.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,869.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Series International Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series International Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 15, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 322 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is General Counsel (2012-present) and Head of Legal, Risk and Compliance (2022-present). Mr Chiel serves as Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present) and Director and President for OH Company LLC (holding company, 2018-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Series International Index Fund	.01%
Actual		$ 1,000	$ 926.50	$ .05
Hypothetical-B		$ 1,000	$ 1,025.16	$ .05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $ $102,914 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 89.62% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $ 0.2911 and $0.0251 for the dividend paid December 12, 2022.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series International Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers.  The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR and the sub-advisory agreement, without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts.  The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.013% through February 28, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9891249.105
IIF-ANN-1223
Fidelity ZERO® Funds

Fidelity ZERO® Extended Market Index Fund
Fidelity ZERO® International Index Fund
Fidelity ZERO® Large Cap Index Fund
Fidelity ZERO® Total Market Index Fund

Annual Report
October 31, 2023

Contents

Fidelity ZERO® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Large Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity ZERO® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity ZERO® Extended Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity ZERO® Extended Market Index Fund	-4.23%	5.44%	3.13%

A   From September 13, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Extended Market Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Extended Investable Market Index℠ and S&P 500® Index performed over the same period.

Fidelity ZERO® Extended Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 10.14% for the 12 months ending October 31, 2023, according to the S&P 500® index, as global economic expansion and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets through July. After returning -18.11% in 2022, the index's upturn has been driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of 25 basis points, followed by the decision to hold rates in September at a 22-year high so the Fed can observe the pause's effect on inflation and the economy. The year-to-date equity rally sputtered in August and continued to lose steam through October amid a stalling pattern in disinflationary trends, soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. The S&P 500® closed at its 2023 high on July 31 before returning -3.27% in Q3 and -2.10% in October. Still, U.S. stocks ended October up 10.69% year to date. By sector for the full 12 months, communications services (+36%) and tech (+33%) led. In contrast, two defensive, rate-sensitive sectors lagged most: utilities (-8%) and real estate (-7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2023, the fund returned -4.23%, versus -4.44% for the benchmark Fidelity U.S. Extended Investable Market Index TR. By sector, industrials gained 5% and contributed most, driven by the capital goods industry (+9%). Information technology stocks also helped, gaining about 6% and benefitting from the software & services industry (+7%). The energy sector rose roughly 3%. Other notable contributors included the consumer staples (0.27%) and materials (-1%) sectors. Conversely, health care returned -19% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-19%). Financials (-10%), hampered by the banks industry (-28%), and real estate (-9%), especially in the equity real estate investment trusts (REITs) industry (-9%), also hurt. Other notable detractors included the communication services (-17%), utilities (-10%) and consumer discretionary (-2%) sectors. Turning to individual stocks, the top individual contributor was Jabil (+92%), from the technology hardware & equipment industry. Vertiv Holdings (+175%) and Builders FirstSource (+76%), within the capital goods category, also boosted the fund. In semiconductors & semiconductor equipment, First Solar gained 49% and helped. Lastly, another notable contributor was First Citizens Bancshares (+68%), a stock in the banks group. In contrast, the biggest detractor was Rivian Automotive (-54%), from the automobiles & components category. Advance Auto Parts, within the consumer discretionary distribution & retail industry, returned approximately -72% and hurt the fund. First Horizon (-54%), from the banks industry, also hurt. Lumen Technologies, within the telecommunication services industry, returned -80% and hindered the fund. Lastly, in food, beverage & tobacco, Darling Ingredients returned approximately -44% and detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Extended Market Index Fund
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

First Citizens Bancshares, Inc.	0.4
Ares Management Corp.	0.4
Jabil, Inc.	0.4
Booz Allen Hamilton Holding Corp. Class A	0.3
Deckers Outdoor Corp.	0.3
EQT Corp.	0.3
Hubbell, Inc. Class B	0.3
Vertiv Holdings Co.	0.3
Snap-On, Inc.	0.3
Builders FirstSource, Inc.	0.3
3.3

Market Sectors (% of Fund's net assets)

Industrials	20.0
Financials	16.5
Consumer Discretionary	13.1
Information Technology	11.8
Health Care	11.0
Real Estate	6.9
Energy	5.9
Materials	4.9
Consumer Staples	3.9
Communication Services	2.9
Utilities	2.8

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Fidelity ZERO® Extended Market Index Fund
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	5,194	158,365
AST SpaceMobile, Inc. (a)(b)	24,112	79,811
ATN International, Inc.	2,886	89,322
Bandwidth, Inc. (a)	5,855	62,122
Cogent Communications Group, Inc.	11,622	755,198
Consolidated Communications Holdings, Inc. (a)	20,101	83,821
EchoStar Holding Corp. Class A (a)	9,035	125,225
Frontier Communications Parent, Inc. (a)(b)	59,374	1,063,982
GCI Liberty, Inc. Class A (c)	14,201	0
Globalstar, Inc. (a)(b)	189,616	267,359
IDT Corp. Class B (a)	5,390	151,190
Iridium Communications, Inc.	33,569	1,243,731
Liberty Global PLC:
Class A (a)	45,004	700,262
Class C (a)	59,480	1,008,781
Liberty Latin America Ltd.:
Class A (a)	4,512	30,817
Class C (a)(b)	39,980	273,863
Lumen Technologies, Inc. (a)(b)	270,593	395,066
		6,488,915
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (b)	13,949	148,975
Cinemark Holdings, Inc. (a)(b)	28,988	478,012
Endeavor Group Holdings, Inc.	50,585	1,151,315
Lions Gate Entertainment Corp.:
Class A (a)(b)	20,616	162,042
Class B (a)	30,766	229,514
Live Nation Entertainment, Inc. (a)	38,055	3,045,161
Madison Square Garden Entertainment Corp.	11,426	348,264
Madison Square Garden Sports Corp.	4,466	750,913
Marcus Corp. (b)	6,390	99,301
Playtika Holding Corp. (a)	18,593	156,181
Roku, Inc. Class A (a)	33,315	1,984,575
Skillz, Inc. (a)(b)	3,917	20,055
Sphere Entertainment Co. (a)	7,113	234,089
TKO Group Holdings, Inc.	14,068	1,153,295
Vivid Seats, Inc. Class A (a)	9,834	57,824
Warner Music Group Corp. Class A	37,123	1,161,950
		11,181,466
Interactive Media & Services - 0.5%
Angi, Inc. (a)(b)	19,753	31,802
Bumble, Inc. (a)	26,781	359,937
CarGurus, Inc. Class A (a)	23,296	401,390
Cars.com, Inc. (a)	16,538	251,874
Eventbrite, Inc. (a)(b)	22,582	186,979
EverQuote, Inc. Class A (a)	5,850	50,252
fuboTV, Inc. (a)(b)	78,980	191,132
IAC, Inc. (a)	18,662	794,068
MediaAlpha, Inc. Class A (a)	5,417	55,687
Nextdoor Holdings, Inc. (a)	40,839	74,327
QuinStreet, Inc. (a)	13,960	157,888
Rumble, Inc. (a)(b)	20,388	91,542
Shutterstock, Inc.	6,534	265,803
TripAdvisor, Inc. (a)	28,786	424,881
Vimeo, Inc. (a)	43,902	135,218
Yelp, Inc. (a)	18,424	777,309
Ziff Davis, Inc. (a)	12,456	753,090
ZipRecruiter, Inc. (a)	19,720	210,018
Zoominfo Technologies, Inc. (a)	81,936	1,061,891
		6,275,088
Media - 0.9%
Altice U.S.A., Inc. Class A (a)	61,732	178,405
AMC Networks, Inc. Class A (a)	8,156	96,241
Boston Omaha Corp. (a)	5,599	79,674
Cable One, Inc.	1,222	671,941
Cardlytics, Inc. (a)	10,131	125,523
Clear Channel Outdoor Holdings, Inc. (a)	94,693	104,162
DISH Network Corp. Class A (a)(b)	66,614	326,409
E.W. Scripps Co. Class A (a)	15,460	84,566
Entravision Communication Corp. Class A	16,325	58,444
Gannett Co., Inc. (a)	40,017	93,640
Gray Television, Inc.	21,400	139,528
iHeartMedia, Inc. (a)	28,196	66,261
Integral Ad Science Holding Corp. (a)	14,726	169,054
John Wiley & Sons, Inc. Class A	11,521	348,741
Magnite, Inc. (a)	32,525	215,966
News Corp.:
Class A	102,211	2,113,723
Class B (b)	31,012	664,897
Nexstar Broadcasting Group, Inc. Class A	8,948	1,253,436
PubMatic, Inc. (a)	11,591	130,631
Scholastic Corp.	7,483	276,123
Sinclair, Inc. Class A (b)	10,005	108,754
Sirius XM Holdings, Inc.	175,354	750,515
Stagwell, Inc. (a)	26,866	110,688
TechTarget, Inc. (a)	6,804	171,325
TEGNA, Inc.	54,011	783,700
The New York Times Co. Class A	43,896	1,769,448
Thryv Holdings, Inc. (a)	8,262	144,007
WideOpenWest, Inc. (a)	12,777	89,950
		11,125,752
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	16,560	173,880
NII Holdings, Inc. (a)(b)(c)	10,174	0
Shenandoah Telecommunications Co.	13,459	318,440
Spok Holdings, Inc.	5,402	80,544
Telephone & Data Systems, Inc.	26,285	478,124
U.S. Cellular Corp. (a)	3,774	158,621
		1,209,609
TOTAL COMMUNICATION SERVICES		36,280,830
CONSUMER DISCRETIONARY - 13.1%
Automobile Components - 1.4%
Adient PLC (a)	25,110	845,956
American Axle & Manufacturing Holdings, Inc. (a)	31,285	211,174
Autoliv, Inc.	20,379	1,867,735
BorgWarner, Inc.	63,069	2,327,246
Dana, Inc.	34,624	397,484
Dorman Products, Inc. (a)	7,593	472,133
Fox Factory Holding Corp. (a)	11,377	926,884
Garrett Motion, Inc. (a)(b)	40,116	283,219
Gentex Corp.	62,562	1,794,278
Gentherm, Inc. (a)(b)	8,848	355,867
Holley, Inc. (a)(b)	13,801	58,654
LCI Industries	6,793	736,973
Lear Corp.	15,747	2,043,331
Luminar Technologies, Inc. (a)(b)	70,057	222,081
Mobileye Global, Inc. (b)	20,466	730,022
Modine Manufacturing Co. (a)	14,112	557,424
Motorcar Parts of America, Inc. (a)	4,397	31,746
Patrick Industries, Inc.	5,580	419,337
Phinia, Inc.	12,769	330,462
QuantumScape Corp. Class A (a)(b)	91,363	476,915
Solid Power, Inc. (a)(b)	33,246	43,885
Standard Motor Products, Inc.	4,976	173,812
Stoneridge, Inc. (a)	7,528	122,481
The Goodyear Tire & Rubber Co. (a)	76,066	905,185
Visteon Corp. (a)	7,565	870,958
XPEL, Inc. (a)	5,717	264,697
		17,469,939
Automobiles - 0.5%
Canoo, Inc. (a)(b)	115,800	31,741
Faraday Future Intelligent Electric, Inc. (a)(b)	3,063	3,247
Fisker, Inc. (a)(b)	51,502	231,759
Harley-Davidson, Inc.	34,560	927,936
Lucid Group, Inc. Class A (a)(b)	238,000	980,560
Mullen Automotive, Inc. (a)(b)	131,276	35,077
Rivian Automotive, Inc. (a)(b)	179,232	2,907,143
Thor Industries, Inc.	14,305	1,257,839
Winnebago Industries, Inc.	8,101	469,453
Workhorse Group, Inc. (a)(b)	56,911	23,738
		6,868,493
Broadline Retail - 0.3%
Big Lots, Inc.	7,827	35,691
ContextLogic, Inc. (a)(b)	5,243	20,553
Dillard's, Inc. Class A (b)	940	291,823
Groupon, Inc. (a)(b)	5,279	67,518
Kohl's Corp. (b)	29,662	668,878
Macy's, Inc. (b)	73,084	890,163
Nordstrom, Inc. (b)	25,984	363,256
Ollie's Bargain Outlet Holdings, Inc. (a)	16,583	1,280,871
Qurate Retail, Inc. Series A (a)	93,065	41,014
		3,659,767
Diversified Consumer Services - 1.0%
2U, Inc. (a)	20,888	44,283
ADT, Inc.	60,529	342,594
Adtalem Global Education, Inc. (a)	11,139	577,000
American Public Education, Inc. (a)	4,432	18,481
Bright Horizons Family Solutions, Inc. (a)	15,513	1,148,893
Carriage Services, Inc.	3,523	76,097
Chegg, Inc. (a)	31,027	233,633
Coursera, Inc. (a)	27,736	480,942
Duolingo, Inc. (a)	9,499	1,387,329
European Wax Center, Inc. (a)(b)	9,498	140,285
Frontdoor, Inc. (a)	21,560	623,731
Graham Holdings Co.	986	570,618
Grand Canyon Education, Inc. (a)	8,009	947,705
H&R Block, Inc.	40,885	1,678,329
Laureate Education, Inc. Class A	36,382	514,441
Mister Car Wash, Inc. (a)(b)	24,403	126,896
Nerdy, Inc. Class A (a)	16,771	51,655
OneSpaWorld Holdings Ltd. (a)	23,529	246,584
Perdoceo Education Corp.	17,613	318,619
Rover Group, Inc. Class A (a)	30,474	196,557
Service Corp. International	40,524	2,205,316
Strategic Education, Inc.	5,909	486,370
Stride, Inc. (a)	10,860	597,083
Udemy, Inc. (a)	23,059	205,917
WW International, Inc. (a)	21,192	165,721
		13,385,079
Hotels, Restaurants & Leisure - 3.0%
Accel Entertainment, Inc. (a)	15,264	150,350
ARAMARK Holdings Corp.	70,043	1,886,258
Bally's Corp. (a)	7,814	71,264
BJ's Restaurants, Inc. (a)(b)	6,310	162,293
Bloomin' Brands, Inc.	23,370	545,456
Bluegreen Vacations Holding Corp. Class A	2,528	84,713
Bowlero Corp. Class A (a)(b)	12,394	125,055
Boyd Gaming Corp.	19,043	1,052,126
Brinker International, Inc. (a)	11,987	406,599
Choice Hotels International, Inc. (b)	6,762	747,201
Churchill Downs, Inc.	18,289	2,008,864
Chuy's Holdings, Inc. (a)	4,821	162,275
Cracker Barrel Old Country Store, Inc. (b)	5,942	394,311
Dave & Buster's Entertainment, Inc. (a)(b)	9,214	321,937
Denny's Corp. (a)	14,837	127,895
Dine Brands Global, Inc.	4,262	210,074
Draftkings Holdings, Inc. (a)	124,554	3,440,181
Dutch Bros, Inc. (a)(b)	13,980	340,273
El Pollo Loco Holdings, Inc.	7,148	59,686
Everi Holdings, Inc. (a)	24,163	260,719
First Watch Restaurant Group, Inc. (a)	6,412	107,145
Golden Entertainment, Inc.	5,956	186,780
Hilton Grand Vacations, Inc. (a)	19,502	701,097
Hyatt Hotels Corp. Class A (b)	12,318	1,261,856
Inspired Entertainment, Inc. (a)	6,655	66,417
Jack in the Box, Inc.	5,376	339,656
Krispy Kreme, Inc. (b)	22,565	291,765
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,496	85,481
Life Time Group Holdings, Inc. (a)(b)	15,496	183,163
Light & Wonder, Inc. Class A (a)	24,440	1,786,808
Lindblad Expeditions Holdings (a)	9,863	61,348
Marriott Vacations Worldwide Corp.	9,106	818,265
Monarch Casino & Resort, Inc.	3,693	222,282
Norwegian Cruise Line Holdings Ltd. (a)(b)	114,163	1,552,617
Papa John's International, Inc.	8,775	570,551
Penn Entertainment, Inc. (a)	40,550	800,052
Planet Fitness, Inc. (a)	22,695	1,254,353
Playa Hotels & Resorts NV (a)	30,791	222,619
PlayAGS, Inc. (a)	10,172	72,628
Portillo's, Inc. (a)(b)	12,868	192,377
RCI Hospitality Holdings, Inc.	2,345	127,826
Red Robin Gourmet Burgers, Inc. (a)(b)	4,411	35,685
Red Rock Resorts, Inc.	13,031	515,376
Rush Street Interactive, Inc. (a)	15,943	56,917
Sabre Corp. (a)	90,312	316,092
SeaWorld Entertainment, Inc. (a)	9,599	413,525
Shake Shack, Inc. Class A (a)	10,058	563,650
Six Flags Entertainment Corp. (a)	19,207	382,219
Soho House & Co., Inc. Class A (a)(b)	10,251	73,807
Sonder Holdings, Inc. (a)(b)	1,913	14,424
Sweetgreen, Inc. Class A (a)	24,404	252,093
Target Hospitality Corp. (a)(b)	7,063	96,975
Texas Roadhouse, Inc. Class A	17,918	1,819,394
The Cheesecake Factory, Inc.	12,634	392,538
Travel+Leisure Co.	19,794	673,590
Vail Resorts, Inc.	10,348	2,196,363
Wendy's Co.	45,609	867,483
Wingstop, Inc.	8,044	1,470,202
Wyndham Hotels & Resorts, Inc.	22,611	1,637,036
Wynn Resorts Ltd.	25,969	2,279,559
Xponential Fitness, Inc. (a)(b)	6,941	99,048
		37,618,592
Household Durables - 1.7%
Beazer Homes U.S.A., Inc. (a)	7,964	192,649
Cavco Industries, Inc. (a)	2,170	541,437
Century Communities, Inc.	7,639	469,799
Dream Finders Homes, Inc. (a)(b)	6,094	119,991
Ethan Allen Interiors, Inc.	6,131	161,000
GoPro, Inc. Class A (a)	34,671	87,024
Green Brick Partners, Inc. (a)	6,826	264,166
Helen of Troy Ltd. (a)(b)	6,512	640,260
Hovnanian Enterprises, Inc. Class A (a)	1,264	87,823
Installed Building Products, Inc.	6,336	707,541
iRobot Corp. (a)	7,419	244,308
KB Home	20,838	921,040
La-Z-Boy, Inc.	11,591	338,921
Leggett & Platt, Inc.	35,690	836,217
LGI Homes, Inc. (a)	5,501	519,900
Lovesac (a)(b)	4,049	66,647
M.D.C. Holdings, Inc.	15,949	605,265
M/I Homes, Inc. (a)	7,451	611,504
Meritage Homes Corp.	9,867	1,125,035
Mohawk Industries, Inc. (a)	14,182	1,139,949
Newell Brands, Inc.	102,368	687,913
Purple Innovation, Inc.	16,686	16,185
Skyline Champion Corp. (a)	14,288	837,705
Sonos, Inc. (a)	34,481	371,705
Taylor Morrison Home Corp. (a)	29,361	1,125,114
Tempur Sealy International, Inc.	46,205	1,844,966
Toll Brothers, Inc.	29,336	2,074,349
TopBuild Corp. (a)	8,528	1,950,865
Traeger, Inc. (a)(b)	18,285	48,090
TRI Pointe Homes, Inc. (a)	26,548	665,293
Tupperware Brands Corp. (a)(b)	10,826	22,085
Universal Electronics, Inc. (a)(b)	3,035	23,825
Vizio Holding Corp. (a)	26,815	136,488
Whirlpool Corp.	14,695	1,536,509
ZAGG, Inc. rights (a)(c)	4,373	0
		21,021,568
Leisure Products - 0.8%
Acushnet Holdings Corp. (b)	8,191	417,413
AMMO, Inc. (a)(b)	24,261	70,600
Brunswick Corp.	18,714	1,300,062
Clarus Corp.	8,423	48,769
Funko, Inc. (a)(b)	9,303	71,726
Hasbro, Inc.	34,991	1,579,844
JAKKS Pacific, Inc. (a)	1,973	33,087
Johnson Outdoors, Inc. Class A	1,733	82,404
Latham Group, Inc. (a)	11,499	26,333
Malibu Boats, Inc. Class A (a)	5,631	245,624
MasterCraft Boat Holdings, Inc. (a)	4,062	83,027
Mattel, Inc. (a)	94,999	1,812,581
Peloton Interactive, Inc. Class A (a)(b)	90,741	431,927
Polaris, Inc.	14,277	1,233,818
Smith & Wesson Brands, Inc.	12,513	184,316
Solo Brands, Inc. Class A (a)	7,272	27,997
Sturm, Ruger & Co., Inc.	4,772	264,130
Topgolf Callaway Brands Corp. (a)	38,155	466,254
Vista Outdoor, Inc. (a)	15,497	389,285
YETI Holdings, Inc. (a)(b)	23,286	990,121
		9,759,318
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)	7,506	56,370
Abercrombie & Fitch Co. Class A (a)	13,428	816,691
Academy Sports & Outdoors, Inc.	20,523	920,251
Advance Auto Parts, Inc. (b)	15,958	830,295
America's Car Mart, Inc. (a)	1,573	105,360
American Eagle Outfitters, Inc.	49,765	869,395
Arhaus, Inc. (a)(b)	11,024	95,027
Arko Corp.	19,806	149,535
Asbury Automotive Group, Inc. (a)	5,520	1,056,362
AutoNation, Inc. (a)	7,207	937,487
BARK, Inc. (a)	28,514	30,510
Bath & Body Works, Inc.	61,417	1,821,014
Beyond, Inc. (a)(b)	12,415	193,674
Big 5 Sporting Goods Corp. (b)	6,180	43,631
Boot Barn Holdings, Inc. (a)	8,124	564,618
Build-A-Bear Workshop, Inc.	3,485	86,428
Caleres, Inc.	9,145	233,929
Camping World Holdings, Inc. (b)	11,454	191,855
CarParts.com, Inc. (a)	14,020	39,677
Carvana Co. Class A (a)	25,742	695,034
Chewy, Inc. (a)(b)	31,262	604,294
Chico's FAS, Inc. (a)	33,090	247,513
Citi Trends, Inc. (a)(b)	2,295	55,310
Designer Brands, Inc. Class A (b)	13,203	133,482
Destination XL Group, Inc. (a)	15,458	64,305
Dick's Sporting Goods, Inc.	16,820	1,798,899
EVgo, Inc. Class A (a)(b)	25,945	53,576
Five Below, Inc. (a)	14,941	2,599,435
Floor & Decor Holdings, Inc. Class A (a)(b)	28,574	2,354,498
Foot Locker, Inc. (b)	21,913	459,954
GameStop Corp. Class A (a)(b)	72,003	991,481
Gap, Inc. (b)	57,246	732,749
Genesco, Inc. (a)	3,254	89,192
Group 1 Automotive, Inc.	3,766	950,275
GrowGeneration Corp. (a)(b)	16,164	32,975
Guess?, Inc. (b)	7,304	157,036
Haverty Furniture Companies, Inc.	3,628	94,509
Hibbett, Inc.	3,519	162,120
Lands' End, Inc. (a)	3,720	23,362
Lazydays Holdings, Inc. (a)(b)	3,069	19,365
Lazydays Holdings, Inc. rights 11/14/23 (a)	3,069	0
Leslie's, Inc. (a)	49,378	243,927
Lithia Motors, Inc. Class A (sub. vtg.)	7,397	1,791,627
LL Flooring Holdings, Inc. (a)(b)	7,543	24,439
MarineMax, Inc. (a)	5,342	146,264
Monro, Inc.	8,522	211,516
Murphy U.S.A., Inc.	5,238	1,899,770
National Vision Holdings, Inc. (a)	20,972	325,905
OneWater Marine, Inc. Class A (a)(b)	2,957	66,917
Penske Automotive Group, Inc.	5,233	748,738
Petco Health & Wellness Co., Inc. (a)(b)	21,921	75,847
PetMed Express, Inc. (b)	5,850	40,307
Rent the Runway, Inc. Class A (a)(b)	10,597	5,690
Revolve Group, Inc. (a)(b)	11,002	151,278
RH (a)	4,148	904,098
Sally Beauty Holdings, Inc. (a)	29,154	247,809
Shoe Carnival, Inc. (b)	4,815	110,167
Signet Jewelers Ltd.	12,192	851,367
Sleep Number Corp. (a)	5,662	92,121
Sonic Automotive, Inc. Class A (sub. vtg.)	4,295	205,516
Sportsman's Warehouse Holdings, Inc. (a)	9,678	49,261
Stitch Fix, Inc. (a)	23,701	77,739
The Aaron's Co., Inc.	8,360	61,948
The Buckle, Inc.	7,948	268,404
The Cato Corp. Class A (sub. vtg.)	4,118	29,361
The Children's Place, Inc. (a)	3,469	94,947
The Container Store Group, Inc. (a)(b)	8,196	15,163
The ODP Corp. (a)	9,057	406,840
The RealReal, Inc. (a)(b)	24,065	32,969
thredUP, Inc. (a)	19,232	61,927
Tilly's, Inc. (a)(b)	5,945	48,155
Upbound Group, Inc.	12,281	320,043
Urban Outfitters, Inc. (a)(b)	15,143	524,251
Valvoline, Inc.	37,179	1,103,101
Victoria's Secret & Co. (a)	20,715	370,384
Vroom, Inc. (a)(b)	36,777	29,789
Warby Parker, Inc. (a)	20,088	260,742
Wayfair LLC Class A (a)(b)	24,230	1,032,440
Williams-Sonoma, Inc. (b)	17,239	2,589,987
Winmark Corp.	757	305,313
Zumiez, Inc. (a)	4,248	69,795
		37,257,335
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. Class A (a)	24,306	21,020
Capri Holdings Ltd. (a)	31,150	1,594,257
Carter's, Inc. (b)	9,984	670,525
Columbia Sportswear Co.	9,382	692,392
Crocs, Inc. (a)	16,553	1,478,514
Deckers Outdoor Corp. (a)	7,017	4,189,570
Figs, Inc. Class A (a)(b)	32,840	180,948
Fossil Group, Inc. (a)	13,066	20,383
G-III Apparel Group Ltd. (a)	10,865	277,601
Hanesbrands, Inc. (b)	94,578	396,282
Kontoor Brands, Inc.	13,405	622,662
Levi Strauss & Co. Class A	26,690	364,852
Movado Group, Inc.	4,138	115,285
Oxford Industries, Inc.	4,008	338,275
PVH Corp.	16,828	1,251,162
Ralph Lauren Corp.	10,829	1,218,587
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	36,065	1,739,054
Steven Madden Ltd.	19,003	623,108
Tapestry, Inc.	62,221	1,714,811
Under Armour, Inc.:
Class A (sub. vtg.) (a)	48,982	335,527
Class C (non-vtg.) (a)	55,320	355,708
Unifi, Inc. (a)	3,471	23,325
VF Corp.	88,735	1,307,067
Wolverine World Wide, Inc.	21,711	174,774
		19,705,689
TOTAL CONSUMER DISCRETIONARY		166,745,780
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	2,543	849,235
Celsius Holdings, Inc. (a)(b)	13,211	2,009,261
Coca-Cola Bottling Co. Consolidated	1,259	801,240
Duckhorn Portfolio, Inc. (a)	11,660	121,614
MGP Ingredients, Inc.	4,205	398,045
Molson Coors Beverage Co. Class B	49,786	2,876,137
National Beverage Corp. (a)(b)	6,325	293,354
The Vita Coco Co., Inc. (a)	8,179	221,651
		7,570,537
Consumer Staples Distribution & Retail - 1.3%
Albertsons Companies, Inc.	107,867	2,340,714
Andersons, Inc.	8,550	428,612
BJ's Wholesale Club Holdings, Inc. (a)	36,070	2,457,088
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(b)	2,335	83
warrants 11/4/28 (a)(b)	2,335	29
warrants 11/4/28 (a)(b)	2,335	11
Casey's General Stores, Inc.	10,036	2,728,889
Chefs' Warehouse Holdings (a)	9,515	181,070
Grocery Outlet Holding Corp. (a)	26,491	733,006
Ingles Markets, Inc. Class A	3,882	311,414
Performance Food Group Co. (a)	41,917	2,421,126
PriceSmart, Inc.	6,888	430,431
SpartanNash Co.	9,274	208,572
Sprouts Farmers Market LLC (a)	27,353	1,149,373
U.S. Foods Holding Corp. (a)	60,925	2,372,420
United Natural Foods, Inc. (a)	16,035	233,790
Weis Markets, Inc.	4,485	291,974
		16,288,602
Food Products - 1.3%
Alico, Inc.	1,465	35,805
B&G Foods, Inc. Class A (b)	19,507	157,421
Benson Hill, Inc. (a)	32,203	4,959
Beyond Meat, Inc. (a)(b)	17,261	103,048
BRC, Inc. Class A (a)(b)	11,260	32,654
Cal-Maine Foods, Inc.	10,915	494,559
Calavo Growers, Inc.	4,746	120,264
Campbell Soup Co.	52,792	2,133,325
Darling Ingredients, Inc. (a)	42,830	1,896,941
Flowers Foods, Inc.	51,571	1,130,952
Fresh Del Monte Produce, Inc.	8,960	224,000
Freshpet, Inc. (a)(b)	13,032	748,037
Hostess Brands, Inc. Class A (a)	35,657	1,190,944
Ingredion, Inc.	17,727	1,658,893
J&J Snack Foods Corp.	4,135	647,582
John B. Sanfilippo & Son, Inc.	2,433	248,799
Lancaster Colony Corp.	5,466	924,683
Lifecore Biomedical (a)(b)	6,797	47,715
Mission Produce, Inc. (a)	11,132	104,752
Pilgrim's Pride Corp. (a)	10,773	274,712
Post Holdings, Inc. (a)(b)	13,600	1,091,808
Seaboard Corp.	59	206,910
Seneca Foods Corp. Class A (a)	1,452	79,352
Sovos Brands, Inc. (a)	16,801	364,750
The Hain Celestial Group, Inc. (a)	23,963	264,791
The Simply Good Foods Co. (a)	24,327	907,154
Tootsie Roll Industries, Inc.	4,820	149,950
TreeHouse Foods, Inc. (a)	13,762	573,738
Utz Brands, Inc. Class A	18,319	223,309
Vital Farms, Inc. (a)	7,309	80,838
Westrock Coffee Holdings (a)(b)	7,714	63,563
Whole Earth Brands, Inc. Class A (a)	9,100	32,214
		16,218,422
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,319	101,178
Central Garden & Pet Co. Class A (non-vtg.) (a)	11,254	446,671
Energizer Holdings, Inc.	17,791	561,840
Reynolds Consumer Products, Inc.	14,735	374,711
Spectrum Brands Holdings, Inc.	9,508	716,143
WD-40 Co.	3,637	768,862
		2,969,405
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	35,196	1,539,121
Coty, Inc. Class A (a)	96,174	901,150
Edgewell Personal Care Co.	13,597	474,535
elf Beauty, Inc. (a)	14,620	1,354,251
Herbalife Ltd. (a)	26,547	378,295
Inter Parfums, Inc.	4,802	610,382
MediFast, Inc.	3,001	207,549
Nu Skin Enterprises, Inc. Class A	13,393	254,333
The Beauty Health Co. (a)(b)	22,147	89,695
The Honest Co., Inc. (a)	14,318	16,609
USANA Health Sciences, Inc. (a)	3,007	136,969
		5,962,889
Tobacco - 0.0%
Turning Point Brands, Inc.	4,659	93,413
Universal Corp.	6,557	295,065
Vector Group Ltd.	35,386	363,768
		752,246
TOTAL CONSUMER STAPLES		49,762,101
ENERGY - 5.9%
Energy Equipment & Services - 1.7%
Archrock, Inc.	36,358	460,656
Bristow Group, Inc. (a)	6,387	166,956
Cactus, Inc.	17,354	814,597
Championx Corp.	52,798	1,626,178
Core Laboratories, Inc.	12,658	271,134
Diamond Offshore Drilling, Inc. (a)	27,741	344,266
DMC Global, Inc. (a)	5,156	97,706
Dril-Quip, Inc. (a)	9,173	198,687
Expro Group Holdings NV (a)	22,798	359,069
Helix Energy Solutions Group, Inc. (a)	37,896	371,381
Helmerich & Payne, Inc.	26,675	1,055,530
Liberty Oilfield Services, Inc. Class A	41,635	820,210
Nabors Industries Ltd. (a)	2,405	234,824
Newpark Resources, Inc. (a)	20,523	142,019
Noble Corp. PLC	29,070	1,357,278
NOV, Inc.	105,726	2,110,291
Oceaneering International, Inc. (a)	27,039	594,588
Oil States International, Inc. (a)	17,300	125,598
Patterson-UTI Energy, Inc.	86,062	1,092,987
ProFrac Holding Corp. (a)(b)	5,721	53,892
ProPetro Holding Corp. (a)	23,269	243,859
RPC, Inc.	22,675	188,656
Select Water Solutions, Inc. Class A	21,832	162,430
Solaris Oilfield Infrastructure, Inc. Class A	7,768	71,776
TechnipFMC PLC	117,548	2,529,633
TETRA Technologies, Inc. (a)	31,491	149,267
Tidewater, Inc. (a)	13,005	888,892
Transocean Ltd. (United States) (a)(b)	180,953	1,197,909
U.S. Silica Holdings, Inc. (a)	20,891	252,154
Valaris Ltd. (a)	17,081	1,128,029
Weatherford International PLC (a)	19,325	1,798,964
		20,909,416
Oil, Gas & Consumable Fuels - 4.2%
Amplify Energy Corp. (a)	9,847	68,437
Antero Midstream GP LP	91,062	1,123,705
Antero Resources Corp. (a)	75,804	2,231,670
APA Corp.	82,469	3,275,669
Ardmore Shipping Corp.	11,065	147,054
Berry Corp.	17,902	149,482
California Resources Corp.	17,377	913,856
Callon Petroleum Co. (a)(b)	15,002	560,325
Centrus Energy Corp. Class A (a)	3,472	184,259
Chesapeake Energy Corp.	30,189	2,598,669
Chord Energy Corp.	11,143	1,842,161
Civitas Resources, Inc.	22,919	1,728,780
Clean Energy Fuels Corp. (a)(b)	47,811	166,860
CNX Resources Corp. (a)	43,198	938,261
Comstock Resources, Inc. (b)	24,702	311,245
CONSOL Energy, Inc.	7,727	710,034
Crescent Energy, Inc. Class A (b)	19,090	232,516
CVR Energy, Inc.	7,865	257,579
Delek U.S. Holdings, Inc.	16,168	426,027
Denbury, Inc. (a)	13,662	1,214,415
Dorian LPG Ltd.	9,079	290,256
DT Midstream, Inc.	25,972	1,401,709
Enviva, Inc. (b)	8,556	30,973
EQT Corp.	97,088	4,114,589
Equitrans Midstream Corp.	116,223	1,030,898
Evolution Petroleum Corp.	7,865	50,572
Excelerate Energy, Inc.	4,771	67,844
Gevo, Inc. (a)(b)	63,829	68,297
Green Plains, Inc. (a)	16,041	471,285
Gulfport Energy Corp. (a)	2,652	327,814
Hallador Energy Co. (a)	6,635	92,757
HF Sinclair Corp.	39,050	2,162,589
International Seaways, Inc.	10,101	485,757
Kinetik Holdings, Inc.	4,069	144,205
Kosmos Energy Ltd. (a)	123,543	894,451
Magnolia Oil & Gas Corp. Class A	50,452	1,132,647
Matador Resources Co.	29,757	1,835,709
Murphy Oil Corp.	39,800	1,785,826
New Fortress Energy, Inc.	17,636	534,371
Nextdecade Corp. (a)(b)	20,093	88,208
Northern Oil & Gas, Inc. (b)	22,460	861,116
Overseas Shipholding Group, Inc. (a)	14,885	72,788
Par Pacific Holdings, Inc. (a)	15,074	494,729
PBF Energy, Inc. Class A	29,530	1,403,561
Peabody Energy Corp.	29,927	705,978
Permian Resource Corp. Class A	74,510	1,085,611
Range Resources Corp.	64,794	2,322,217
Rex American Resources Corp. (a)	4,132	157,057
Riley Exploration Permian, Inc.	1,030	32,600
Ring Energy, Inc. (a)(b)	11,484	19,982
SandRidge Energy, Inc.	8,395	133,061
Scorpio Tankers, Inc.	12,871	722,707
SilverBow Resources, Inc. (a)	3,336	113,758
Sitio Royalties Corp.	21,920	541,862
SM Energy Co.	31,860	1,284,595
Southwestern Energy Co. (a)	295,683	2,108,220
Talos Energy, Inc. (a)	26,982	418,221
Teekay Corp. (a)	16,303	114,610
Teekay Tankers Ltd.	6,543	325,187
Tellurian, Inc. (a)(b)	156,605	108,057
Texas Pacific Land Corp.	1,672	3,086,428
Uranium Energy Corp. (a)(b)	102,255	608,417
VAALCO Energy, Inc.	28,291	126,461
Vertex Energy, Inc. (a)(b)	22,040	94,992
Vital Energy, Inc. (a)	4,491	224,730
Vitesse Energy, Inc. (b)	6,156	145,836
W&T Offshore, Inc. (a)(b)	25,534	105,966
World Kinect Corp.	16,110	298,035
		53,808,543
TOTAL ENERGY		74,717,959
FINANCIALS - 16.5%
Banks - 5.7%
1st Source Corp.	4,573	208,620
Amalgamated Financial Corp.	4,650	84,816
Amerant Bancorp, Inc. Class A	6,970	127,063
Ameris Bancorp	17,613	656,965
Associated Banc-Corp.	40,700	659,747
Atlantic Union Bankshares Corp.	20,229	582,797
Axos Financial, Inc. (a)	14,086	507,519
Banc of California, Inc.	14,449	161,973
BancFirst Corp.	3,889	315,437
Bancorp, Inc., Delaware (a)	14,569	519,385
Bank First National Corp. (b)	2,272	179,420
Bank of Hawaii Corp.	10,666	526,794
Bank of Marin Bancorp	3,851	64,697
Bank OZK	28,231	1,010,952
BankUnited, Inc.	19,951	435,131
Banner Corp.	9,202	388,416
Berkshire Hills Bancorp, Inc.	11,877	232,908
BOK Financial Corp.	7,466	489,172
Bridgewater Bancshares, Inc. (a)	5,426	52,252
Brookline Bancorp, Inc., Delaware	23,554	191,730
Business First Bancshares, Inc.	6,435	125,740
Byline Bancorp, Inc.	7,683	145,747
Cadence Bank	49,026	1,038,371
Cambridge Bancorp	2,001	107,474
Camden National Corp.	3,816	111,275
Capitol Federal Financial, Inc.	33,825	175,890
Cathay General Bancorp	19,448	659,482
Central Pacific Financial Corp.	7,200	113,616
City Holding Co.	4,077	370,110
CNB Financial Corp., Pennsylvania	5,259	95,609
Coastal Financial Corp. of Washington (a)	3,045	113,183
Columbia Banking Systems, Inc.	56,003	1,101,579
Columbia Financial, Inc. (a)(b)	7,630	122,843
Comerica, Inc.	35,369	1,393,539
Commerce Bancshares, Inc.	30,441	1,335,142
Community Bank System, Inc.	14,355	573,482
Community Trust Bancorp, Inc.	4,031	151,404
ConnectOne Bancorp, Inc.	9,478	154,397
CrossFirst Bankshares, Inc. (a)	11,242	118,940
Cullen/Frost Bankers, Inc.	17,213	1,566,211
Customers Bancorp, Inc. (a)	7,555	303,787
CVB Financial Corp.	35,344	552,073
Dime Community Bancshares, Inc.	9,386	172,609
Eagle Bancorp, Inc.	8,179	159,327
East West Bancorp, Inc.	37,984	2,036,702
Eastern Bankshares, Inc.	42,140	463,961
Enterprise Financial Services Corp.	10,188	354,237
Equity Bancshares, Inc.	3,773	91,307
Esquire Financial Holdings, Inc.	1,793	82,119
Farmers National Banc Corp.	9,127	103,044
FB Financial Corp.	9,413	276,460
First Bancorp, North Carolina	11,108	322,354
First Bancorp, Puerto Rico	47,817	638,357
First Bancshares, Inc.	7,505	181,771
First Busey Corp.	13,989	277,822
First Citizens Bancshares, Inc.	3,193	4,408,665
First Commonwealth Financial Corp.	27,453	334,378
First Financial Bancorp, Ohio	25,463	471,066
First Financial Bankshares, Inc.	34,499	829,701
First Financial Corp., Indiana	2,916	100,340
First Foundation, Inc.	13,935	63,265
First Hawaiian, Inc.	34,421	617,169
First Horizon National Corp.	149,976	1,612,242
First Interstate Bancsystem, Inc.	22,278	513,953
First Merchants Corp.	16,212	442,750
First of Long Island Corp.	5,690	61,111
Flushing Financial Corp.	7,503	92,587
FNB Corp., Pennsylvania	96,113	1,027,448
Fulton Financial Corp.	43,965	571,105
German American Bancorp, Inc.	7,900	215,907
Glacier Bancorp, Inc.	29,763	898,545
Great Southern Bancorp, Inc.	2,440	121,317
Hancock Whitney Corp.	23,116	795,884
Hanmi Financial Corp.	8,024	117,792
HarborOne Bancorp, Inc.	10,867	106,931
Heartland Financial U.S.A., Inc.	10,386	284,576
Heritage Commerce Corp.	16,271	133,097
Heritage Financial Corp., Washington	9,350	152,125
Hilltop Holdings, Inc.	12,570	347,183
Hingham Institution for Savings (b)	483	71,764
Home Bancshares, Inc.	50,512	1,032,970
HomeStreet, Inc.	4,828	23,319
HomeTrust Bancshares, Inc.	4,123	84,975
Hope Bancorp, Inc.	32,087	281,082
Horizon Bancorp, Inc. Indiana	10,419	98,876
Independent Bank Corp.	5,648	112,678
Independent Bank Corp.	11,920	581,696
Independent Bank Group, Inc.	9,617	339,961
International Bancshares Corp.	14,264	625,191
Kearny Financial Corp.	17,484	121,339
Lakeland Bancorp, Inc.	17,496	197,355
Lakeland Financial Corp.	6,821	335,934
Live Oak Bancshares, Inc.	8,825	254,601
Mercantile Bank Corp.	3,919	129,092
Metropolitan Bank Holding Corp. (a)	3,010	97,554
Midland States Bancorp, Inc.	5,966	130,178
National Bank Holdings Corp.	10,299	321,123
NBT Bancorp, Inc.	12,638	422,994
New York Community Bancorp, Inc.	193,890	1,838,077
Nicolet Bankshares, Inc.	3,435	250,137
Northfield Bancorp, Inc.	10,838	93,207
Northwest Bancshares, Inc.	34,442	358,886
OceanFirst Financial Corp.	15,887	201,129
OFG Bancorp	12,626	373,982
Old National Bancorp, Indiana	78,517	1,075,683
Old Second Bancorp, Inc.	10,731	145,512
Origin Bancorp, Inc.	7,763	229,707
Pacific Premier Bancorp, Inc.	25,929	492,651
PacWest Bancorp	32,350	229,038
Park National Corp.	3,907	396,131
Pathward Financial, Inc.	7,030	318,389
Peapack-Gladstone Financial Corp.	4,281	100,047
Peoples Bancorp, Inc.	8,842	243,862
Pinnacle Financial Partners, Inc.	20,606	1,284,990
Popular, Inc.	19,348	1,258,394
Preferred Bank, Los Angeles	3,490	207,899
Premier Financial Corp.	9,490	164,652
Prosperity Bancshares, Inc.	25,145	1,371,408
Provident Bancorp, Inc. (a)	4,673	45,328
Provident Financial Services, Inc.	20,201	283,824
QCR Holdings, Inc.	4,473	212,244
Renasant Corp.	15,186	370,387
S&T Bancorp, Inc.	10,199	262,726
Sandy Spring Bancorp, Inc.	12,214	249,776
Seacoast Banking Corp., Florida	22,812	461,031
ServisFirst Bancshares, Inc.	13,150	620,154
Simmons First National Corp. Class A	33,825	480,653
Southern Missouri Bancorp, Inc.	2,481	100,356
Southside Bancshares, Inc.	7,961	212,559
Southstate Corp.	20,412	1,349,233
Stellar Bancorp, Inc.	12,487	271,467
Stock Yards Bancorp, Inc.	7,248	283,469
Synovus Financial Corp.	39,231	1,022,752
Texas Capital Bancshares, Inc. (a)	12,872	708,732
Tompkins Financial Corp.	3,404	170,472
TowneBank	18,571	444,590
Trico Bancshares	9,007	291,376
Triumph Bancorp, Inc. (a)	5,806	361,424
Trustco Bank Corp., New York	4,990	127,395
Trustmark Corp.	16,536	332,539
UMB Financial Corp.	11,720	735,078
United Bankshares, Inc., West Virginia	36,199	1,029,500
United Community Bank, Inc.	31,919	705,091
Univest Corp. of Pennsylvania	7,844	130,681
Valley National Bancorp	114,668	892,117
Veritex Holdings, Inc.	14,695	253,048
WaFd, Inc.	17,337	427,877
Washington Trust Bancorp, Inc.	4,590	106,442
Webster Financial Corp.	46,513	1,766,099
WesBanco, Inc.	16,029	390,947
Westamerica Bancorp.	7,130	336,821
Western Alliance Bancorp.	29,395	1,208,135
Wintrust Financial Corp.	16,419	1,226,335
WSFS Financial Corp.	16,388	580,135
Zions Bancorp NA	39,766	1,226,781
		72,878,932
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	9,409	1,155,049
Ares Management Corp.	44,308	4,368,326
Artisan Partners Asset Management, Inc.	18,371	606,243
Assetmark Financial Holdings, Inc. (a)	5,745	137,363
Avantax, Inc. (a)	9,868	254,693
B. Riley Financial, Inc.	4,437	160,664
Bakkt Holdings, Inc. Class A (a)(b)	18,370	18,554
BGC Group, Inc. Class A	104,770	615,000
Blue Owl Capital, Inc. Class A (b)	108,586	1,338,865
Bridge Investment Group Holdings, Inc.	7,923	57,679
BrightSphere Investment Group, Inc.	8,669	135,757
Carlyle Group LP	58,013	1,597,678
Cohen & Steers, Inc.	6,790	354,710
Coinbase Global, Inc. (a)(b)	45,387	3,500,245
Diamond Hill Investment Group, Inc.	797	125,209
Donnelley Financial Solutions, Inc. (a)	6,689	364,082
Evercore, Inc. Class A	9,362	1,218,745
Federated Hermes, Inc.	23,698	751,227
Franklin Resources, Inc.	76,363	1,740,313
GCM Grosvenor, Inc. Class A (b)	11,384	91,641
Hamilton Lane, Inc. Class A	9,873	830,517
Houlihan Lokey	13,816	1,388,784
Interactive Brokers Group, Inc.	28,733	2,300,651
Invesco Ltd.	120,427	1,561,938
Janus Henderson Group PLC	35,595	821,177
Jefferies Financial Group, Inc.	47,401	1,525,364
Lazard Ltd. Class A	30,285	841,014
Moelis & Co. Class A	17,887	744,815
Morningstar, Inc.	6,986	1,769,135
Open Lending Corp. (a)	27,111	162,395
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,847	64,774
P10, Inc.	11,735	110,544
Perella Weinberg Partners Class A	11,168	109,558
Piper Jaffray Companies	4,065	568,490
PJT Partners, Inc. (b)	5,993	469,611
Robinhood Markets, Inc. (a)	147,428	1,347,492
SEI Investments Co.	27,040	1,450,966
StepStone Group, Inc. Class A	13,674	386,974
Stifel Financial Corp.	28,068	1,599,876
StoneX Group, Inc. (a)	4,801	457,631
TPG, Inc. (b)	16,348	451,859
Tradeweb Markets, Inc. Class A	30,785	2,770,958
Victory Capital Holdings, Inc.	9,886	291,242
Virtu Financial, Inc. Class A	25,225	466,410
Virtus Investment Partners, Inc.	1,854	341,562
WisdomTree Investments, Inc.	30,715	190,433
		41,616,213
Consumer Finance - 0.8%
Ally Financial, Inc.	72,899	1,763,427
Bread Financial Holdings, Inc.	13,554	366,365
Credit Acceptance Corp. (a)(b)	1,722	692,984
Encore Capital Group, Inc. (a)(b)	6,288	236,932
Enova International, Inc. (a)	8,243	328,731
EZCORP, Inc. (non-vtg.) Class A (a)(b)	14,164	116,145
FirstCash Holdings, Inc.	9,927	1,081,249
Green Dot Corp. Class A (a)	12,113	135,423
LendingClub Corp. (a)	29,336	152,254
LendingTree, Inc. (a)	2,977	39,386
Navient Corp.	23,298	370,671
Nelnet, Inc. Class A	4,758	403,526
NerdWallet, Inc. (a)	10,757	115,960
OneMain Holdings, Inc.	32,282	1,159,892
Oportun Financial Corp. (a)	7,705	45,074
PRA Group, Inc. (a)	10,580	130,240
PROG Holdings, Inc. (a)	12,259	335,774
SLM Corp.	60,744	789,672
SoFi Technologies, Inc. (a)(b)	255,065	1,925,741
Upstart Holdings, Inc. (a)(b)	19,403	466,254
World Acceptance Corp. (a)(b)	915	90,237
		10,745,937
Financial Services - 2.0%
A-Mark Precious Metals, Inc. (b)	4,780	129,442
Affirm Holdings, Inc. (a)(b)	57,619	1,014,671
AvidXchange Holdings, Inc. (a)	45,628	394,226
Cannae Holdings, Inc. (a)	18,242	298,257
Cantaloupe, Inc. (a)	15,278	100,529
Cass Information Systems, Inc.	3,312	125,227
Enact Holdings, Inc.	8,136	224,228
Equitable Holdings, Inc.	87,713	2,330,534
Essent Group Ltd.	28,714	1,356,449
Euronet Worldwide, Inc. (a)	12,664	973,102
EVERTEC, Inc.	17,367	551,923
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,482	368,726
Flywire Corp. (a)	28,294	760,826
i3 Verticals, Inc. Class A (a)	6,172	115,725
International Money Express, Inc. (a)	9,557	152,530
Jackson Financial, Inc.	19,596	719,369
Marqeta, Inc. Class A (a)	116,417	601,876
Merchants Bancorp	6,922	206,899
MGIC Investment Corp.	75,720	1,275,125
Mr. Cooper Group, Inc. (a)	17,920	1,013,018
NCR Atleos Corp.	17,638	389,094
NMI Holdings, Inc. (a)	22,093	604,244
Paymentus Holdings, Inc. (a)(b)	4,630	67,413
Payoneer Global, Inc. (a)	69,508	402,451
PennyMac Financial Services, Inc.	7,764	521,741
Radian Group, Inc.	42,444	1,075,531
Remitly Global, Inc. (a)	35,517	956,473
Repay Holdings Corp. (a)	20,341	121,843
Rocket Companies, Inc. (a)(b)	32,760	242,096
Shift4 Payments, Inc. (a)	15,175	675,591
TFS Financial Corp.	13,563	160,857
The Western Union Co.	100,525	1,134,927
Toast, Inc. (a)(b)	97,097	1,552,581
UWM Holdings Corp. Class A (b)	24,610	119,359
Voya Financial, Inc.	28,406	1,896,669
Walker & Dunlop, Inc.	8,964	580,867
WEX, Inc. (a)	11,536	1,920,513
		25,134,932
Insurance - 3.7%
AMBAC Financial Group, Inc. (a)	11,932	144,735
American Equity Investment Life Holding Co.	16,583	878,236
American Financial Group, Inc.	17,768	1,943,108
Amerisafe, Inc.	5,114	260,661
Argo Group International Holdings, Ltd.	9,101	271,574
Assurant, Inc.	14,230	2,118,847
Assured Guaranty Ltd.	14,884	928,762
Axis Capital Holdings Ltd.	20,808	1,188,137
Brighthouse Financial, Inc. (a)	17,580	796,374
BRP Group, Inc. (a)	17,199	359,975
CNO Financial Group, Inc.	30,270	701,659
eHealth, Inc. (a)	7,751	66,504
Employers Holdings, Inc.	6,928	263,264
Enstar Group Ltd. (a)	3,557	842,902
Erie Indemnity Co. Class A	6,696	1,849,368
First American Financial Corp.	27,667	1,423,190
Genworth Financial, Inc. Class A (a)	124,171	743,784
Globe Life, Inc.	23,304	2,711,653
Goosehead Insurance (a)	6,381	413,935
Hagerty, Inc. Class A (a)(b)	6,436	49,686
Hanover Insurance Group, Inc.	9,591	1,124,161
HCI Group, Inc.	1,609	94,883
Hippo Holdings, Inc. (a)(b)	4,148	29,866
Horace Mann Educators Corp.	11,045	350,458
James River Group Holdings Ltd.	10,409	143,124
Kemper Corp.	16,155	644,261
Kinsale Capital Group, Inc.	5,913	1,974,410
Lemonade, Inc. (a)(b)	16,660	182,260
Lincoln National Corp.	45,535	991,297
Loews Corp.	49,488	3,167,727
MBIA, Inc. (a)	12,043	82,856
Mercury General Corp.	7,285	224,961
National Western Life Group, Inc.	598	286,382
Old Republic International Corp.	70,902	1,941,297
Oscar Health, Inc. (a)	37,573	192,374
Palomar Holdings, Inc. (a)	6,658	333,433
Primerica, Inc.	9,590	1,833,224
ProAssurance Corp.	13,952	237,184
Reinsurance Group of America, Inc.	17,768	2,655,783
RenaissanceRe Holdings Ltd.	13,737	3,016,508
RLI Corp.	10,781	1,436,460
Ryan Specialty Group Holdings, Inc. (a)(b)	26,901	1,162,123
Safety Insurance Group, Inc.	3,946	296,621
Selective Insurance Group, Inc.	16,256	1,692,412
Selectquote, Inc. (a)	34,646	45,733
Siriuspoint Ltd. (a)	23,686	233,307
Stewart Information Services Corp.	7,386	322,547
Trupanion, Inc. (a)(b)	9,656	198,914
United Fire Group, Inc.	5,906	118,947
Universal Insurance Holdings, Inc.	7,607	119,126
Unum Group	49,325	2,411,993
White Mountains Insurance Group Ltd.	677	968,618
		46,469,604
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	162,625	1,200,173
Annaly Capital Management, Inc.	132,717	2,071,712
Apollo Commercial Real Estate Finance, Inc.	35,606	354,636
Arbor Realty Trust, Inc. (b)	50,173	632,682
Ares Commercial Real Estate Corp.	14,873	136,385
Armour Residential REIT, Inc.	12,277	178,876
Blackstone Mortgage Trust, Inc. (b)	46,370	925,082
BrightSpire Capital, Inc.	36,223	205,022
Cherry Hill Mortgage Investment Corp. (b)	7,533	22,373
Chimera Investment Corp.	60,862	292,138
Claros Mortgage Trust, Inc. (b)	32,479	338,756
Dynex Capital, Inc.	14,842	149,014
Ellington Financial LLC	18,253	219,584
Franklin BSP Realty Trust, Inc.	22,290	281,077
Granite Point Mortgage Trust, Inc.	14,561	61,156
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	28,597	490,153
Invesco Mortgage Capital, Inc. (b)	11,261	76,913
KKR Real Estate Finance Trust, Inc.	15,992	166,956
Ladder Capital Corp. Class A	30,577	309,133
MFA Financial, Inc.	27,308	242,768
New York Mortgage Trust, Inc.	24,777	193,013
Orchid Island Capital, Inc.	11,602	72,861
PennyMac Mortgage Investment Trust	23,325	295,061
Ready Capital Corp.	42,778	403,397
Redwood Trust, Inc.	30,847	193,719
Rithm Capital Corp.	130,056	1,213,422
Starwood Property Trust, Inc. (b)	80,072	1,421,278
TPG RE Finance Trust, Inc.	17,226	94,915
Two Harbors Investment Corp.	26,491	307,561
		12,549,816
TOTAL FINANCIALS		209,395,434
HEALTH CARE - 11.0%
Biotechnology - 4.2%
2seventy bio, Inc. (a)(b)	13,418	32,740
4D Molecular Therapeutics, Inc. (a)	7,998	85,899
Aadi Bioscience, Inc. (a)	5,599	24,524
ACADIA Pharmaceuticals, Inc. (a)	32,084	724,136
Acelyrin, Inc.	8,369	85,238
Actinium Pharmaceuticals, Inc. (a)(b)	6,651	37,113
Adicet Bio, Inc. (a)	8,378	11,059
ADMA Biologics, Inc. (a)	56,678	191,572
Aerovate Therapeutics, Inc. (a)	3,622	38,429
Agenus, Inc. (a)	91,784	73,427
Agios Pharmaceuticals, Inc. (a)	14,918	313,427
Akero Therapeutics, Inc. (a)	14,928	177,942
Aldeyra Therapeutics, Inc. (a)	12,349	21,117
Alector, Inc. (a)	16,586	86,247
Alkermes PLC (a)	44,696	1,081,196
Allakos, Inc. (a)	19,379	37,014
Allogene Therapeutics, Inc. (a)(b)	30,670	86,489
Allovir, Inc. (a)	16,523	24,785
Altimmune, Inc. (a)(b)	14,059	33,882
ALX Oncology Holdings, Inc. (a)	4,964	35,741
Amicus Therapeutics, Inc. (a)	68,584	752,366
AnaptysBio, Inc. (a)(b)	5,017	81,827
Anavex Life Sciences Corp. (a)(b)	21,664	120,885
Anika Therapeutics, Inc. (a)	3,877	75,602
Annexon, Inc. (a)	12,059	27,374
Apellis Pharmaceuticals, Inc. (a)(b)	27,183	1,322,725
Arbutus Biopharma Corp. (a)(b)	32,398	59,288
Arcellx, Inc. (a)	8,486	299,132
Arcturus Therapeutics Holdings, Inc. (a)(b)	6,494	124,035
Arcus Biosciences, Inc. (a)	14,360	225,596
Arcutis Biotherapeutics, Inc. (a)	13,756	30,951
Ardelyx, Inc. (a)(b)	57,939	228,859
Arrowhead Pharmaceuticals, Inc. (a)	28,781	707,725
Ars Pharmaceuticals, Inc. (a)(b)	13,591	48,520
Atara Biotherapeutics, Inc. (a)	26,508	34,195
Avid Bioservices, Inc. (a)	16,816	103,418
Avidity Biosciences, Inc. (a)	17,159	88,369
Beam Therapeutics, Inc. (a)(b)	18,322	387,327
BioAtla, Inc. (a)(b)	9,537	14,019
BioCryst Pharmaceuticals, Inc. (a)(b)	51,065	280,347
Biohaven Ltd.	17,498	463,872
Biomea Fusion, Inc. (a)	6,017	61,494
BioXcel Therapeutics, Inc. (a)(b)	5,117	20,545
bluebird bio, Inc. (a)(b)	29,804	87,922
Blueprint Medicines Corp. (a)	16,282	958,359
BridgeBio Pharma, Inc. (a)	32,262	840,102
C4 Therapeutics, Inc. (a)	12,046	17,949
CareDx, Inc. (a)	14,316	77,450
Caribou Biosciences, Inc. (a)	20,163	73,192
Carisma Therapeutics, Inc. rights (a)(c)	47,241	0
Catalyst Pharmaceutical Partners, Inc. (a)	26,826	332,911
Celldex Therapeutics, Inc. (a)	12,824	301,620
Cerevel Therapeutics Holdings (a)	18,588	439,606
Chimerix, Inc. (a)	21,254	20,019
Cogent Biosciences, Inc. (a)	19,906	162,433
Coherus BioSciences, Inc. (a)	24,274	81,318
Crinetics Pharmaceuticals, Inc. (a)(b)	15,448	452,472
CRISPR Therapeutics AG (a)(b)	21,386	832,557
Cullinan Oncology, Inc. (a)	9,082	84,735
Cytokinetics, Inc. (a)	25,762	898,063
CytomX Therapeutics, Inc. (a)(b)	17,554	19,309
Day One Biopharmaceuticals, Inc. (a)	14,924	176,551
Deciphera Pharmaceuticals, Inc. (a)	15,076	180,761
Denali Therapeutics, Inc. (a)	33,198	625,118
DermTech, Inc. (a)(b)	6,481	8,814
Design Therapeutics, Inc. (a)	7,887	16,089
Dynavax Technologies Corp. (a)(b)	34,628	492,064
Dyne Therapeutics, Inc. (a)(b)	10,324	72,784
Eagle Pharmaceuticals, Inc. (a)	2,756	37,840
Editas Medicine, Inc. (a)(b)	21,916	146,399
Emergent BioSolutions, Inc. (a)	11,987	25,053
Enanta Pharmaceuticals, Inc. (a)	5,299	47,797
EQRx, Inc. (a)	74,532	162,480
Erasca, Inc. (a)	22,616	52,243
Exelixis, Inc. (a)	85,423	1,758,860
Fate Therapeutics, Inc. (a)(b)	21,935	39,702
FibroGen, Inc. (a)	22,852	12,363
G1 Therapeutics, Inc. (a)	11,916	19,661
Generation Bio Co. (a)	14,013	13,148
Geron Corp. (a)(b)	123,619	234,876
Gossamer Bio, Inc. (a)	53,796	26,898
Gritstone Bio, Inc. (a)	21,615	41,069
Halozyme Therapeutics, Inc. (a)	35,430	1,200,014
Heron Therapeutics, Inc. (a)(b)	37,981	24,190
HilleVax, Inc. (a)(b)	4,524	49,764
Icosavax, Inc. (a)	9,502	58,437
Ideaya Biosciences, Inc. (a)	15,463	420,130
IGM Biosciences, Inc. (a)	4,160	16,390
ImmunityBio, Inc. (a)(b)	37,029	116,271
ImmunoGen, Inc. (a)	60,812	903,666
Immunovant, Inc. (a)	14,915	492,941
Inhibrx, Inc. (a)	6,559	101,468
Inovio Pharmaceuticals, Inc. (a)(b)	71,571	26,073
Inozyme Pharma, Inc. (a)	11,653	34,609
Insmed, Inc. (a)	38,573	966,639
Intellia Therapeutics, Inc. (a)	23,810	596,441
Intercept Pharmaceuticals, Inc. (a)	9,964	188,619
Ionis Pharmaceuticals, Inc. (a)	38,450	1,702,182
Iovance Biotherapeutics, Inc. (a)	57,146	218,298
Ironwood Pharmaceuticals, Inc. Class A (a)	37,085	332,652
iTeos Therapeutics, Inc. (a)	6,668	67,080
Janux Therapeutics, Inc. (a)(b)	4,670	29,981
Kalvista Pharmaceuticals, Inc. (a)	6,539	55,516
Karuna Therapeutics, Inc. (a)	9,610	1,601,122
Karyopharm Therapeutics, Inc. (a)(b)	27,065	23,547
Keros Therapeutics, Inc. (a)	6,131	174,979
Kezar Life Sciences, Inc. (a)	14,913	10,754
Kiniksa Pharmaceuticals Ltd. (a)	8,352	127,368
Kodiak Sciences, Inc. (a)	8,149	11,816
Krystal Biotech, Inc. (a)	6,427	751,123
Kura Oncology, Inc. (a)	19,891	168,079
Kymera Therapeutics, Inc. (a)	10,583	123,504
Lyell Immunopharma, Inc. (a)(b)	42,984	71,139
Macrogenics, Inc. (a)	16,640	86,861
Madrigal Pharmaceuticals, Inc. (a)	4,181	549,300
MannKind Corp. (a)	71,028	304,710
Mersana Therapeutics, Inc. (a)	27,478	32,699
MiMedx Group, Inc. (a)	31,178	204,528
Mirati Therapeutics, Inc. (a)	16,797	932,737
Mirum Pharmaceuticals, Inc. (a)(b)	8,225	225,612
Morphic Holding, Inc. (a)	10,562	210,712
Myriad Genetics, Inc. (a)	22,315	347,668
Natera, Inc. (a)	28,924	1,141,630
Neurocrine Biosciences, Inc. (a)	26,222	2,909,069
Novavax, Inc. (a)(b)	25,392	169,111
Nurix Therapeutics, Inc. (a)(b)	12,085	67,555
Nuvalent, Inc. Class A (a)	7,082	368,901
Ocugen, Inc. (a)(b)	63,277	23,280
Omniab, Inc. (c)	1,470	5,895
Omniab, Inc. (c)	1,470	5,586
Organogenesis Holdings, Inc. Class A (a)(b)	19,329	43,297
ORIC Pharmaceuticals, Inc. (a)(b)	10,675	71,523
PDL BioPharma, Inc. (a)(c)	15,583	2,533
PDS Biotechnology Corp. (a)(b)	8,470	35,320
PMV Pharmaceuticals, Inc. (a)	8,548	12,907
Point Biopharma Global, Inc. (a)	24,133	305,524
Poseida Therapeutics, Inc. (a)	18,427	37,223
Precigen, Inc. (a)	39,770	44,940
ProKidney Corp. (a)(b)	8,112	13,223
Protagonist Therapeutics, Inc. (a)	15,413	224,105
Prothena Corp. PLC (a)	10,503	382,939
PTC Therapeutics, Inc. (a)	20,027	375,506
Puma Biotechnology, Inc. (a)	11,035	27,146
RAPT Therapeutics, Inc. (a)	7,874	103,543
Recursion Pharmaceuticals, Inc. (a)(b)	41,671	220,023
REGENXBIO, Inc. (a)	10,835	139,663
Relay Therapeutics, Inc. (a)	24,244	160,010
Repligen Corp. (a)	13,934	1,874,959
Replimune Group, Inc. (a)	13,923	202,858
Revolution Medicines, Inc. (a)	26,373	522,185
Rhythm Pharmaceuticals, Inc. (a)	12,995	300,314
Rigel Pharmaceuticals, Inc. (a)	48,386	39,062
Rocket Pharmaceuticals, Inc. (a)	16,253	294,179
Sage Therapeutics, Inc. (a)	14,051	263,175
Sana Biotechnology, Inc. (a)(b)	25,928	76,747
Sangamo Therapeutics, Inc. (a)	38,523	24,277
Sarepta Therapeutics, Inc. (a)	25,039	1,685,375
Scholar Rock Holding Corp. (a)(b)	10,262	120,681
Selecta Biosciences, Inc. (a)	31,759	39,699
Seres Therapeutics, Inc. (a)	25,215	38,579
SpringWorks Therapeutics, Inc. (a)(b)	14,270	326,783
Stoke Therapeutics, Inc. (a)(b)	7,339	27,962
Sutro Biopharma, Inc. (a)	15,112	41,558
Syndax Pharmaceuticals, Inc. (a)	17,588	247,639
Tango Therapeutics, Inc. (a)(b)	13,109	110,116
TG Therapeutics, Inc. (a)(b)	38,580	298,223
Travere Therapeutics, Inc. (a)	17,982	116,523
Twist Bioscience Corp. (a)(b)	15,462	243,681
Ultragenyx Pharmaceutical, Inc. (a)	19,275	682,335
uniQure B.V. (a)	11,441	65,214
United Therapeutics Corp. (a)	12,599	2,807,813
Vanda Pharmaceuticals, Inc. (a)	15,130	66,269
Vaxart, Inc. (a)(b)	33,405	22,067
Vaxcyte, Inc. (a)	22,914	1,102,163
Vera Therapeutics, Inc. (a)	9,513	99,125
Veracyte, Inc. (a)(b)	19,634	406,816
Vericel Corp. (a)	12,892	453,541
Verve Therapeutics, Inc. (a)(b)	12,490	150,380
Viking Therapeutics, Inc. (a)(b)	26,844	263,340
Vir Biotechnology, Inc. (a)	23,147	183,556
Viridian Therapeutics, Inc. (a)	10,638	132,975
Voyager Therapeutics, Inc. (a)	8,338	54,781
X4 Pharmaceuticals, Inc. (a)	36,105	28,902
Xencor, Inc. (a)	16,292	282,666
Y-mAbs Therapeutics, Inc. (a)	7,876	42,058
Zentalis Pharmaceuticals, Inc. (a)	15,429	252,418
		53,072,100
Health Care Equipment & Supplies - 2.3%
Alphatec Holdings, Inc. (a)(b)	21,399	196,443
Angiodynamics, Inc. (a)	10,768	66,762
Artivion, Inc. (a)	10,404	132,547
Atricure, Inc. (a)	12,709	440,240
Atrion Corp.	359	122,771
Avanos Medical, Inc. (a)	12,758	234,237
AxoGen, Inc. (a)	11,370	42,751
Axonics Modulation Technologies, Inc. (a)(b)	13,555	694,152
Beyond Air, Inc. (a)(b)	6,077	14,159
Butterfly Network, Inc. Class A (a)(b)	38,752	32,819
Cerus Corp. (a)	51,556	72,178
CONMED Corp.	8,296	808,528
Cutera, Inc. (a)(b)	4,821	14,993
CVRx, Inc. (a)	2,854	38,187
Dentsply Sirona, Inc.	56,721	1,724,886
Embecta Corp.	15,660	236,779
Enovis Corp. (a)	13,250	608,175
Envista Holdings Corp. (a)	43,935	1,022,367
Glaukos Corp. (a)	13,054	890,283
Globus Medical, Inc. (a)	31,507	1,440,185
Haemonetics Corp. (a)	13,600	1,159,128
ICU Medical, Inc. (a)(b)	5,438	533,250
Inari Medical, Inc. (a)	13,708	832,213
Inogen, Inc. (a)	6,294	28,134
Inspire Medical Systems, Inc. (a)	7,879	1,159,474
Integer Holdings Corp. (a)	8,907	722,981
Integra LifeSciences Holdings Corp. (a)	18,985	682,701
iRhythm Technologies, Inc. (a)	8,208	644,492
Lantheus Holdings, Inc. (a)	18,369	1,186,637
LeMaitre Vascular, Inc.	5,324	258,640
LivaNova PLC (a)	14,441	708,331
Masimo Corp. (a)(b)	11,912	966,421
Merit Medical Systems, Inc. (a)	15,461	1,062,789
Neogen Corp. (a)(b)	52,800	786,192
Nevro Corp. (a)	9,700	139,971
Novocure Ltd. (a)	26,050	346,465
Omnicell, Inc. (a)	12,135	431,278
OraSure Technologies, Inc. (a)	19,647	101,379
Orthofix International NV (a)	9,840	108,634
OrthoPediatrics Corp. (a)	4,368	106,841
Outset Medical, Inc. (a)	13,088	46,332
Paragon 28, Inc. (a)	9,947	85,843
Penumbra, Inc. (a)	10,317	1,972,095
PROCEPT BioRobotics Corp. (a)(b)	11,769	315,292
Pulmonx Corp. (a)	10,174	89,429
QuidelOrtho Corp. (a)	13,275	810,837
RxSight, Inc. (a)	6,005	132,951
Semler Scientific, Inc. (a)	1,322	38,563
Senseonics Holdings, Inc. (a)(b)	134,762	66,572
Shockwave Medical, Inc. (a)	9,873	2,036,405
SI-BONE, Inc. (a)	9,797	166,647
Sight Sciences, Inc. (a)(b)	6,905	10,944
Silk Road Medical, Inc. (a)	10,400	78,104
Staar Surgical Co. (a)(b)	13,080	547,006
SurModics, Inc. (a)	3,793	111,742
Tactile Systems Technology, Inc. (a)	6,180	67,486
Tandem Diabetes Care, Inc. (a)	17,445	301,799
TransMedics Group, Inc. (a)(b)	8,881	332,860
Treace Medical Concepts, Inc. (a)	11,577	116,117
UFP Technologies, Inc. (a)	1,908	297,495
Varex Imaging Corp. (a)	10,925	197,196
Zimvie, Inc. (a)(b)	7,056	49,815
Zomedica Corp. (a)(b)	274,634	46,139
Zynex, Inc. (a)(b)	5,885	52,259
		28,769,321
Health Care Providers & Services - 2.4%
23andMe Holding Co. Class A (a)	81,068	68,673
Acadia Healthcare Co., Inc. (a)	24,741	1,818,711
Accolade, Inc. (a)	18,480	120,120
AdaptHealth Corp. (a)	21,974	161,069
Addus HomeCare Corp. (a)	4,410	347,949
Agiliti, Inc. (a)(b)	9,064	51,030
agilon health, Inc. (a)(b)	80,571	1,450,278
Alignment Healthcare, Inc. (a)	26,302	180,958
Amedisys, Inc. (a)	8,742	799,806
AMN Healthcare Services, Inc. (a)	10,205	774,151
Apollo Medical Holdings, Inc. (a)(b)	11,302	352,735
Brookdale Senior Living, Inc. (a)	50,433	197,193
Cano Health, Inc. (a)	55,775	7,334
CareMax, Inc. Class A (a)(b)	17,717	35,434
Castle Biosciences, Inc. (a)	6,856	107,091
Chemed Corp.	4,047	2,277,045
Clover Health Investments Corp. (a)(b)	91,113	86,858
Community Health Systems, Inc. (a)	34,524	73,881
Corvel Corp. (a)	2,436	472,438
Cross Country Healthcare, Inc. (a)	9,262	214,508
DaVita HealthCare Partners, Inc. (a)	14,455	1,116,360
DocGo, Inc. Class A (a)(b)	23,772	141,206
Encompass Health Corp.	26,865	1,680,674
Enhabit Home Health & Hospice (a)(b)	13,587	100,136
Fulgent Genetics, Inc. (a)	5,456	130,617
GeneDx Holdings Corp. Class A (a)(b)	4,595	8,547
Guardant Health, Inc. (a)	31,592	817,601
HealthEquity, Inc. (a)	22,939	1,644,268
Henry Schein, Inc. (a)	35,042	2,277,029
Hims & Hers Health, Inc. (a)	39,072	233,651
Invitae Corp. (a)(b)	67,711	41,013
LifeStance Health Group, Inc. (a)	24,399	142,246
Modivcare, Inc. (a)	3,314	139,983
National Healthcare Corp.	3,642	245,325
National Research Corp. Class A	3,885	164,180
NeoGenomics, Inc. (a)	34,388	482,120
Opko Health, Inc. (a)	118,361	147,951
Option Care Health, Inc. (a)	48,295	1,339,220
Owens & Minor, Inc. (a)	20,607	295,298
Patterson Companies, Inc.	22,827	695,310
Pediatrix Medical Group, Inc. (a)	22,079	253,025
Pennant Group, Inc. (a)	7,966	86,590
PetIQ, Inc. Class A (a)	6,818	127,974
Premier, Inc.	31,964	614,348
Privia Health Group, Inc. (a)	27,424	576,452
Progyny, Inc. (a)	22,337	689,320
R1 RCM, Inc. (a)	52,870	623,337
RadNet, Inc. (a)	16,163	435,754
Select Medical Holdings Corp.	27,934	634,940
Surgery Partners, Inc. (a)	17,669	408,684
Tenet Healthcare Corp. (a)	27,259	1,463,808
The Ensign Group, Inc.	15,079	1,456,631
The Joint Corp. (a)	4,120	32,177
U.S. Physical Therapy, Inc.	4,055	341,066
Universal Health Services, Inc. Class B	16,672	2,098,838
		31,282,941
Health Care Technology - 0.4%
American Well Corp. (a)	65,347	76,456
Certara, Inc. (a)	28,487	347,257
Computer Programs & Systems, Inc. (a)	3,798	53,514
Definitive Healthcare Corp. (a)(b)	12,531	72,179
Doximity, Inc. (a)	33,746	689,431
Evolent Health, Inc. (a)	30,004	732,998
GoodRx Holdings, Inc. (a)(b)	20,267	99,916
Health Catalyst, Inc. (a)	15,955	119,503
HealthStream, Inc.	6,582	167,183
MultiPlan Corp. Class A (a)	73,212	123,728
Nextgen Healthcare, Inc. (a)	14,751	352,844
OptimizeRx Corp. (a)	4,492	36,206
Phreesia, Inc. (a)	13,740	187,688
Schrodinger, Inc. (a)(b)	14,577	316,321
Sharecare, Inc. Class A (a)	82,484	86,608
Simulations Plus, Inc.	4,387	154,729
Teladoc Health, Inc. (a)(b)	44,280	732,391
Veradigm, Inc. (a)	29,337	386,955
		4,735,907
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)(b)	27,766	979,584
Adaptive Biotechnologies Corp. (a)	30,461	135,247
Akoya Biosciences, Inc. (a)	4,547	15,915
Azenta, Inc. (a)	16,145	733,790
Bio-Rad Laboratories, Inc. Class A (a)	5,607	1,543,495
BioLife Solutions, Inc. (a)	9,550	96,455
BioNano Genomics, Inc. (a)(b)	8,134	11,225
Bruker Corp.	26,439	1,507,023
Codexis, Inc. (a)	19,322	32,075
CryoPort, Inc. (a)	13,150	127,555
Cytek Biosciences, Inc. (a)	26,880	113,165
Maravai LifeSciences Holdings, Inc. (a)	29,650	203,399
MaxCyte, Inc. (a)	27,893	82,563
Medpace Holdings, Inc. (a)	6,245	1,515,474
Mesa Laboratories, Inc.	1,364	127,984
Nanostring Technologies, Inc. (a)(b)	11,369	15,689
OmniAb, Inc. (a)	25,583	116,403
Pacific Biosciences of California, Inc. (a)	62,589	386,800
Quanterix Corp. (a)	9,183	199,455
Quantum-Si, Inc. (a)(b)	23,236	27,883
Seer, Inc. (a)	10,451	17,140
SomaLogic, Inc. Class A (a)	42,283	94,291
Sotera Health Co. (a)	26,540	335,996
		8,418,606
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	14,509	72,255
Amneal Pharmaceuticals, Inc. (a)	28,906	111,866
Amphastar Pharmaceuticals, Inc. (a)	10,246	463,836
Amylyx Pharmaceuticals, Inc. (a)	10,933	178,317
ANI Pharmaceuticals, Inc. (a)	4,290	264,865
Arvinas Holding Co. LLC (a)	14,389	231,951
Assertio Holdings, Inc. (a)(b)	24,977	53,701
Atea Pharmaceuticals, Inc. (a)	20,337	66,095
Axsome Therapeutics, Inc. (a)(b)	10,385	646,778
Cara Therapeutics, Inc. (a)	12,129	15,646
Cassava Sciences, Inc. (a)(b)	10,878	219,192
Collegium Pharmaceutical, Inc. (a)(b)	9,207	200,344
Corcept Therapeutics, Inc. (a)	24,243	680,743
CymaBay Therapeutics, Inc. (a)	28,214	462,145
Edgewise Therapeutics, Inc. (a)(b)	10,754	68,826
Elanco Animal Health, Inc. (a)	132,256	1,165,175
Esperion Therapeutics, Inc. (a)	22,882	18,965
Evolus, Inc. (a)	11,801	89,688
Fulcrum Therapeutics, Inc. (a)	14,475	52,689
Harmony Biosciences Holdings, Inc. (a)	9,082	213,790
Harrow, Inc. (a)(b)	8,274	118,608
Innoviva, Inc. (a)(b)	15,295	189,811
Intra-Cellular Therapies, Inc. (a)	24,007	1,194,588
Jazz Pharmaceuticals PLC (a)	16,931	2,150,576
Ligand Pharmaceuticals, Inc. Class B (a)	4,439	232,115
Liquidia Corp. (a)(b)	12,586	81,935
Marinus Pharmaceuticals, Inc. (a)(b)	13,612	94,467
Mind Medicine (MindMed), Inc. (a)(b)	8,658	22,164
Nektar Therapeutics (a)	51,101	23,966
NGM Biopharmaceuticals, Inc. (a)	10,747	9,134
Nuvation Bio, Inc. (a)	37,113	35,762
Ocular Therapeutix, Inc. (a)(b)	20,813	59,317
Omeros Corp. (a)(b)	16,529	19,670
Organon & Co.	68,555	1,013,928
Pacira Biosciences, Inc. (a)	12,568	355,172
Perrigo Co. PLC	36,304	1,003,443
Phathom Pharmaceuticals, Inc. (a)(b)	8,652	80,464
Phibro Animal Health Corp. Class A	5,513	60,202
Pliant Therapeutics, Inc. (a)(b)	13,990	205,233
Prestige Brands Holdings, Inc. (a)	13,274	787,945
Revance Therapeutics, Inc. (a)	23,654	186,630
Scilex Holding Co. (b)	12,947	23,000
SIGA Technologies, Inc. (b)	10,982	56,008
Supernus Pharmaceuticals, Inc. (a)	14,674	349,975
Tarsus Pharmaceuticals, Inc. (a)(b)	6,996	99,623
Theravance Biopharma, Inc. (a)(b)	9,771	92,238
Ventyx Biosciences, Inc. (a)	12,655	182,485
WAVE Life Sciences (a)	17,417	93,703
Xeris Biopharma Holdings, Inc. (a)(b)	37,022	67,750
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	0
		14,166,779
TOTAL HEALTH CARE		140,445,654
INDUSTRIALS - 20.0%
Aerospace & Defense - 1.2%
AAR Corp. (a)	9,011	534,893
AeroVironment, Inc. (a)	7,035	806,633
AerSale Corp. (a)(b)	7,635	116,739
Archer Aviation, Inc. Class A (a)(b)	39,865	189,359
Astronics Corp. (a)	7,073	108,429
BWX Technologies, Inc.	24,551	1,823,648
Cadre Holdings, Inc.	4,838	135,706
Curtiss-Wright Corp.	10,282	2,044,164
Ducommun, Inc. (a)	3,635	173,898
Hexcel Corp.	22,662	1,403,231
Huntington Ingalls Industries, Inc.	10,703	2,352,733
Kaman Corp.	7,522	139,984
Kratos Defense & Security Solutions, Inc. (a)	34,372	586,043
Mercury Systems, Inc. (a)(b)	13,749	494,689
Moog, Inc. Class A	7,710	894,746
National Presto Industries, Inc.	1,360	101,660
Park Aerospace Corp.	4,941	72,534
Rocket Lab U.S.A., Inc. Class A (a)(b)	70,007	296,130
Spirit AeroSystems Holdings, Inc. Class A (b)	28,256	638,586
Terran Orbital Corp. Class A (a)(b)	24,894	19,888
Triumph Group, Inc. (a)	20,570	153,452
V2X, Inc. (a)	3,020	154,231
Virgin Galactic Holdings, Inc. (a)(b)	87,821	129,975
Woodward, Inc.	16,218	2,022,385
		15,393,736
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	15,061	294,744
Forward Air Corp.	6,900	444,429
GXO Logistics, Inc. (a)	31,923	1,612,431
Hub Group, Inc. Class A (a)	8,428	579,425
		2,931,029
Building Products - 2.8%
A.O. Smith Corp.	33,427	2,331,868
AAON, Inc.	18,198	991,427
Advanced Drain Systems, Inc.	18,597	1,986,718
Allegion PLC	23,558	2,317,165
American Woodmark Corp. (a)	4,382	294,602
Apogee Enterprises, Inc.	5,903	253,357
Armstrong World Industries, Inc.	11,985	909,542
AZZ, Inc.	6,785	320,727
Builders FirstSource, Inc. (a)	33,571	3,643,125
Carlisle Companies, Inc.	13,402	3,405,314
CSW Industrials, Inc.	4,168	738,820
Fortune Brands Home & Security, Inc.	34,043	1,899,599
Gibraltar Industries, Inc. (a)	8,165	496,922
Griffon Corp.	10,922	436,225
Hayward Holdings, Inc. (a)	33,746	354,333
Insteel Industries, Inc.	5,243	146,332
Janus International Group, Inc. (a)	24,526	229,563
Jeld-Wen Holding, Inc. (a)	23,151	262,301
Lennox International, Inc.	8,575	3,177,381
Masonite International Corp. (a)	5,896	466,609
MasterBrand, Inc.	34,239	380,395
Owens Corning	24,108	2,733,124
PGT Innovations, Inc. (a)	15,659	468,830
Quanex Building Products Corp.	9,054	243,100
Resideo Technologies, Inc. (a)	40,003	579,243
Simpson Manufacturing Co. Ltd.	11,454	1,525,444
Tecnoglass, Inc.	5,408	176,733
The AZEK Co., Inc. (a)	40,097	1,050,541
Trex Co., Inc. (a)	29,152	1,638,634
UFP Industries, Inc.	16,616	1,581,345
Zurn Elkay Water Solutions Cor	37,989	1,005,189
		36,044,508
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	17,743	698,010
ACCO Brands Corp.	25,923	131,170
ACV Auctions, Inc. Class A (a)	36,275	483,546
Aris Water Solution, Inc. Class A	6,705	55,987
Brady Corp. Class A	12,307	633,318
BrightView Holdings, Inc. (a)	10,051	67,744
Casella Waste Systems, Inc. Class A (a)	15,250	1,150,613
CECO Environmental Corp. (a)	8,061	130,427
Cimpress PLC (a)	4,723	281,821
Clean Harbors, Inc. (a)	13,515	2,076,850
CoreCivic, Inc. (a)	30,689	389,750
Deluxe Corp. (b)	11,935	203,492
Driven Brands Holdings, Inc. (a)	16,690	189,932
Ennis, Inc.	7,147	152,660
Enviri Corp. (a)	21,756	124,879
Healthcare Services Group, Inc.	19,857	188,642
HNI Corp.	12,477	432,827
Interface, Inc.	15,666	139,271
Liquidity Services, Inc. (a)	6,034	116,275
Matthews International Corp. Class A	8,289	293,762
Millerknoll, Inc.	20,522	482,267
Montrose Environmental Group, Inc. (a)	7,463	172,545
MSA Safety, Inc.	9,913	1,565,064
OpenLane, Inc. (a)	29,426	395,191
Pitney Bowes, Inc.	41,066	132,643
Rollins, Inc.	75,400	2,835,794
SP Plus Corp. (a)	5,257	265,636
Steelcase, Inc. Class A	25,437	277,518
Stericycle, Inc. (a)	24,838	1,024,319
Tetra Tech, Inc.	14,292	2,156,806
The Brink's Co.	12,462	833,209
The GEO Group, Inc. (a)	34,035	297,466
UniFirst Corp.	4,051	666,106
Vestis Corp.	35,364	540,716
Viad Corp. (a)	5,631	136,439
VSE Corp.	3,501	188,354
		19,911,049
Construction & Engineering - 1.6%
AECOM	37,218	2,849,038
Ameresco, Inc. Class A (a)(b)	8,641	225,962
API Group Corp. (a)	54,860	1,419,228
Arcosa, Inc.	13,087	903,919
Argan, Inc.	3,369	154,098
Comfort Systems U.S.A., Inc.	9,602	1,746,124
Construction Partners, Inc. Class A (a)	11,730	451,019
Dycom Industries, Inc. (a)	7,869	670,281
EMCOR Group, Inc.	12,651	2,614,329
Eneti, Inc.	5,577	56,607
Fluor Corp. (a)	38,486	1,281,199
Granite Construction, Inc.	11,761	476,085
Great Lakes Dredge & Dock Corp. (a)	18,198	138,305
MasTec, Inc. (a)	16,220	964,117
MDU Resources Group, Inc.	54,503	1,014,301
MYR Group, Inc. (a)	4,481	519,034
Northwest Pipe Co. (a)	2,724	74,256
Primoris Services Corp.	14,357	431,571
Sterling Construction Co., Inc. (a)	8,333	607,059
Tutor Perini Corp. (a)	11,765	84,826
Valmont Industries, Inc.	5,642	1,110,966
Willscot Mobile Mini Holdings (a)	52,972	2,087,627
		19,879,951
Electrical Equipment - 1.9%
Acuity Brands, Inc.	8,372	1,356,013
Allient, Inc.	3,751	103,528
Array Technologies, Inc. (a)	38,003	658,592
Atkore, Inc. (a)	10,152	1,261,691
Babcock & Wilcox Enterprises, Inc. (a)	15,843	41,667
Beam Global (a)(b)	3,434	18,818
Blink Charging Co. (a)(b)	15,082	35,895
Bloom Energy Corp. Class A (a)(b)	56,240	584,896
ChargePoint Holdings, Inc. Class A (a)(b)	79,784	202,651
Encore Wire Corp. (b)	4,515	807,417
Energy Vault Holdings, Inc. Class A (a)(b)	21,226	42,664
EnerSys	11,070	947,371
Enovix Corp. (a)(b)	35,690	317,998
Eos Energy Enterprises, Inc. (a)(b)	30,742	54,106
Fluence Energy, Inc. (a)(b)	10,840	187,749
FTC Solar, Inc. (a)(b)	17,535	18,762
FuelCell Energy, Inc. (a)(b)	112,436	122,555
Generac Holdings, Inc. (a)	16,712	1,404,978
GrafTech International Ltd. (b)	52,422	180,856
Hubbell, Inc. Class B	14,396	3,888,360
LSI Industries, Inc.	7,148	106,362
NuScale Power Corp. (a)(b)	12,506	42,270
nVent Electric PLC	44,505	2,142,026
Plug Power, Inc. (a)(b)	145,488	856,924
Powell Industries, Inc.	2,457	188,329
Regal Rexnord Corp.	17,805	2,108,290
Sensata Technologies, Inc. PLC	40,870	1,302,936
SES AI Corp. Class A (a)(b)	40,053	72,496
Shoals Technologies Group, Inc. (a)	45,661	701,353
Stem, Inc. (a)(b)	39,692	134,159
SunPower Corp. (a)(b)	23,402	99,927
Sunrun, Inc. (a)(b)	58,720	566,648
Thermon Group Holdings, Inc. (a)	9,025	240,877
TPI Composites, Inc. (a)(b)	11,068	25,567
Vertiv Holdings Co.	93,979	3,690,555
Vicor Corp. (a)	6,043	234,106
		24,749,392
Ground Transportation - 1.3%
ArcBest Corp.	6,450	702,276
Avis Budget Group, Inc. (a)	5,299	862,677
Covenant Transport Group, Inc. Class A	2,189	86,433
Daseke, Inc. (a)	11,481	50,976
FTAI Infrastructure LLC	27,029	82,709
Heartland Express, Inc.	12,189	142,124
Hertz Global Holdings, Inc. (a)(b)	35,919	302,797
Knight-Swift Transportation Holdings, Inc. Class A	43,278	2,115,861
Landstar System, Inc.	9,647	1,589,633
Lyft, Inc. (a)	91,244	836,707
Marten Transport Ltd.	15,675	275,567
RXO, Inc.	31,397	549,761
Ryder System, Inc.	12,205	1,190,476
Saia, Inc. (a)	7,123	2,553,524
Schneider National, Inc. Class B	10,086	255,478
TuSimple Holdings, Inc. (a)(b)	36,274	38,813
U-Haul Holding Co. (a)(b)	2,819	138,469
U-Haul Holding Co. (non-vtg.)	26,278	1,240,584
Universal Logistics Holdings, Inc.	1,768	39,568
Werner Enterprises, Inc.	16,955	615,806
XPO, Inc. (a)	31,112	2,358,601
		16,028,840
Machinery - 4.2%
3D Systems Corp. (a)	35,037	130,688
AGCO Corp.	16,690	1,913,675
Alamo Group, Inc.	2,802	449,161
Albany International Corp. Class A	8,357	682,015
Allison Transmission Holdings, Inc.	23,954	1,207,761
Astec Industries, Inc.	6,100	244,244
Barnes Group, Inc.	13,627	283,305
Blue Bird Corp. (a)	4,558	83,001
Chart Industries, Inc. (a)(b)	11,268	1,309,680
Columbus McKinnon Corp. (NY Shares)	7,793	238,232
Crane Co.	13,120	1,276,970
Desktop Metal, Inc. (a)(b)	63,214	54,769
Donaldson Co., Inc.	32,519	1,875,046
Douglas Dynamics, Inc.	6,281	152,503
Energy Recovery, Inc. (a)	15,395	234,004
Enerpac Tool Group Corp. Class A	15,052	425,972
EnPro Industries, Inc.	5,606	622,602
ESAB Corp.	15,186	961,274
ESCO Technologies, Inc.	6,909	671,693
Federal Signal Corp.	16,347	948,780
Flowserve Corp.	35,162	1,291,149
Franklin Electric Co., Inc.	10,672	925,476
Gates Industrial Corp. PLC (a)	35,319	385,683
Gorman-Rupp Co.	6,496	191,957
Graco, Inc.	45,371	3,373,334
Helios Technologies, Inc.	8,805	455,395
Hillenbrand, Inc.	18,912	719,223
Hillman Solutions Corp. Class A (a)	52,273	342,911
Hyliion Holdings Corp. Class A (a)(b)	34,803	20,753
Hyster-Yale Materials Handling, Inc. Class A	2,797	111,908
ITT, Inc.	22,023	2,055,847
John Bean Technologies Corp.	8,532	887,499
Kadant, Inc.	3,135	689,700
Kennametal, Inc.	21,315	492,590
Lincoln Electric Holdings, Inc.	15,407	2,693,144
Lindsay Corp.	3,012	376,259
Luxfer Holdings PLC sponsored	7,406	61,248
Manitowoc Co., Inc. (a)	9,383	120,102
Microvast Holdings, Inc. (a)(b)	59,501	73,186
Middleby Corp. (a)	14,386	1,623,748
Mueller Industries, Inc.	31,044	1,170,669
Mueller Water Products, Inc. Class A	41,936	518,748
Nikola Corp. (a)(b)	190,529	205,771
Nordson Corp.	14,529	3,088,720
Omega Flex, Inc. (b)	830	60,648
Oshkosh Corp.	17,521	1,537,117
Pentair PLC	44,299	2,574,658
Proto Labs, Inc. (a)	6,967	164,491
RBC Bearings, Inc. (a)	7,800	1,714,752
REV Group, Inc.	8,433	120,086
Shyft Group, Inc. (The)	8,844	97,107
Snap-On, Inc.	14,195	3,661,458
SPX Technologies, Inc. (a)	12,231	979,948
Standex International Corp.	3,175	455,835
Tennant Co.	5,049	374,737
Terex Corp.	18,091	828,568
The Greenbrier Companies, Inc.	8,265	285,886
Timken Co.	17,534	1,211,950
Titan International, Inc. (a)	13,997	159,006
Toro Co.	27,893	2,254,870
Trinity Industries, Inc.	21,857	455,281
Velo3D, Inc. (a)(b)	24,994	32,992
Wabash National Corp.	12,598	260,653
Watts Water Technologies, Inc. Class A	7,348	1,271,277
		54,141,715
Marine Transportation - 0.2%
Eagle Bulk Shipping, Inc.	1,787	72,910
Genco Shipping & Trading Ltd.	11,296	148,768
Kirby Corp. (a)	15,933	1,190,195
Matson, Inc.	9,461	823,580
		2,235,453
Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	34,171	1,080,829
Allegiant Travel Co.	4,061	270,544
American Airlines Group, Inc. (a)	175,411	1,955,833
Blade Air Mobility, Inc. (a)(b)	13,228	28,176
Frontier Group Holdings, Inc. (a)(b)	9,584	32,490
Hawaiian Holdings, Inc. (a)(b)	13,848	58,300
JetBlue Airways Corp. (a)	89,357	335,982
Joby Aviation, Inc. (a)(b)	98,728	520,297
SkyWest, Inc. (a)	11,270	475,256
Spirit Airlines, Inc.	29,284	336,180
Sun Country Airlines Holdings, Inc. (a)	10,849	141,254
		5,235,141
Professional Services - 3.0%
Alight, Inc. Class A (a)	96,951	643,755
ASGN, Inc. (a)	12,994	1,084,479
Barrett Business Services, Inc.	1,795	164,171
Booz Allen Hamilton Holding Corp. Class A	35,173	4,218,298
CACI International, Inc. Class A (a)	6,120	1,987,531
CBIZ, Inc. (a)	13,386	695,537
Ceridian HCM Holding, Inc. (a)	41,778	2,674,210
Clarivate Analytics PLC (a)(b)	117,210	747,800
Concentrix Corp.	11,621	885,636
Conduent, Inc. (a)	45,342	144,641
CRA International, Inc.	1,925	186,937
CSG Systems International, Inc.	8,163	382,518
Dun & Bradstreet Holdings, Inc.	62,585	548,245
ExlService Holdings, Inc. (a)(b)	44,517	1,162,339
Exponent, Inc.	13,669	1,001,801
First Advantage Corp.	13,651	177,600
FiscalNote Holdings, Inc. Class A (a)	19,975	26,567
Forrester Research, Inc. (a)	3,011	69,855
Franklin Covey Co. (a)	3,065	120,792
FTI Consulting, Inc. (a)	9,137	1,939,420
Genpact Ltd.	44,794	1,502,391
Heidrick & Struggles International, Inc.	5,333	129,805
HireRight Holdings Corp. (a)	3,210	29,564
Huron Consulting Group, Inc. (a)	5,108	507,531
ICF International, Inc.	4,595	582,324
Insperity, Inc.	9,739	1,030,776
KBR, Inc.	36,187	2,104,274
Kelly Services, Inc. Class A (non-vtg.)	8,748	156,152
Kforce, Inc.	5,085	310,388
Korn Ferry	14,325	652,074
LegalZoom.com, Inc. (a)	28,300	282,151
Manpower, Inc.	13,302	930,741
Maximus, Inc.	16,308	1,218,534
NV5 Global, Inc. (a)	3,411	321,828
Parsons Corp. (a)	10,967	620,184
Paycor HCM, Inc. (a)(b)	17,103	369,083
Paylocity Holding Corp. (a)	11,568	2,075,299
Planet Labs PBC Class A (a)(b)	52,083	112,499
RCM Technologies, Inc. (a)(b)	1,566	31,038
Resources Connection, Inc.	8,519	114,751
Robert Half, Inc.	28,761	2,150,460
Science Applications International Corp.	14,406	1,573,711
Sterling Check Corp. (a)(b)	8,045	89,943
TaskUs, Inc. (a)	6,233	57,842
TriNet Group, Inc. (a)	8,938	918,380
TrueBlue, Inc. (a)	8,273	91,582
Ttec Holdings, Inc.	5,182	106,646
Upwork, Inc. (a)	33,324	348,236
Verra Mobility Corp. (a)	45,551	900,543
		38,180,862
Trading Companies & Distributors - 1.6%
Air Lease Corp. Class A	27,619	956,446
Alta Equipment Group, Inc.	6,250	57,438
Applied Industrial Technologies, Inc.	10,374	1,592,513
Beacon Roofing Supply, Inc. (a)	14,233	1,012,963
BlueLinx Corp. (a)	2,445	173,864
Boise Cascade Co.	10,631	996,656
Core & Main, Inc. (a)	28,252	849,820
Custom Truck One Source, Inc. Class A (a)	16,222	93,601
DXP Enterprises, Inc. (a)	3,664	119,446
GATX Corp.	9,462	989,536
Global Industrial Co.	3,460	110,547
GMS, Inc. (a)	10,943	639,947
H&E Equipment Services, Inc.	8,584	349,540
Herc Holdings, Inc.	7,596	811,177
Hudson Technologies, Inc. (a)	10,649	137,159
McGrath RentCorp.	6,561	660,037
MRC Global, Inc. (a)	22,801	239,639
MSC Industrial Direct Co., Inc. Class A	12,696	1,202,946
NOW, Inc. (a)	28,933	318,842
Rush Enterprises, Inc. Class A	16,737	595,502
SiteOne Landscape Supply, Inc. (a)	12,100	1,667,017
Textainer Group Holdings Ltd.	10,965	538,601
Titan Machinery, Inc. (a)	5,562	138,160
Transcat, Inc. (a)	2,103	189,312
Veritiv Corp.	3,633	615,467
Watsco, Inc. (b)	9,005	3,141,754
WESCO International, Inc.	11,867	1,521,349
Xometry, Inc. (a)(b)	10,953	159,366
		19,878,645
TOTAL INDUSTRIALS		254,610,321
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	19,441	127,727
Aviat Networks, Inc. (a)	2,957	78,952
Calix, Inc. (a)	15,855	525,118
Cambium Networks Corp. (a)	3,050	15,189
Ciena Corp. (a)	40,121	1,693,106
Clearfield, Inc. (a)(b)	3,421	82,172
CommScope Holding Co., Inc. (a)	56,751	83,991
Comtech Telecommunications Corp.	7,638	93,184
Digi International, Inc. (a)	9,691	244,019
DZS, Inc. (a)	3,985	5,061
Extreme Networks, Inc. (a)	34,303	707,328
Harmonic, Inc. (a)	30,377	327,768
Infinera Corp. (a)(b)	53,835	157,737
Juniper Networks, Inc.	86,143	2,318,970
Lumentum Holdings, Inc. (a)	18,421	722,287
NETGEAR, Inc. (a)	8,104	102,435
NetScout Systems, Inc. (a)	19,344	422,280
Ribbon Communications, Inc. (a)	25,750	48,410
ViaSat, Inc. (a)(b)	19,969	368,228
Viavi Solutions, Inc. (a)	59,493	462,856
		8,586,818
Electronic Equipment, Instruments & Components - 2.4%
908 Devices, Inc. (a)(b)	5,874	34,833
Advanced Energy Industries, Inc.	10,108	882,024
Aeva Technologies, Inc. (a)	26,633	13,263
Akoustis Technologies, Inc. (a)(b)	18,614	9,437
Arlo Technologies, Inc. (a)	24,810	210,637
Arrow Electronics, Inc. (a)	14,931	1,693,325
Avnet, Inc.	24,505	1,135,317
Badger Meter, Inc.	7,870	1,090,389
Bel Fuse, Inc. Class B (non-vtg.)	2,684	145,419
Belden, Inc.	11,347	804,502
Benchmark Electronics, Inc.	9,813	237,573
Cognex Corp.	46,277	1,665,509
Coherent Corp. (a)	34,932	1,033,987
Crane Nxt Co.	13,047	678,444
CTS Corp.	8,521	318,771
ePlus, Inc. (a)	7,304	456,500
Evolv Technologies Holdings, Inc. (a)	19,575	83,194
Fabrinet (a)	9,745	1,510,475
FARO Technologies, Inc. (a)	5,058	65,096
Insight Enterprises, Inc. (a)	8,097	1,160,300
IPG Photonics Corp. (a)	8,010	688,059
Itron, Inc. (a)	12,194	698,472
Jabil, Inc.	35,133	4,314,332
Kimball Electronics, Inc. (a)	6,601	172,946
Knowles Corp. (a)	24,335	316,112
Lightwave Logic, Inc. (a)(b)	30,689	139,021
Littelfuse, Inc.	6,682	1,447,789
Luna Innovations, Inc. (a)(b)	9,043	51,364
Methode Electronics, Inc. Class A	9,746	222,891
MicroVision, Inc. (a)(b)	50,368	95,196
Mirion Technologies, Inc. Class A (a)	48,321	334,865
Napco Security Technologies, Inc.	7,963	146,280
nLIGHT, Inc. (a)	12,547	104,517
Novanta, Inc. (a)	9,612	1,269,361
OSI Systems, Inc. (a)	4,126	430,218
Ouster, Inc. (a)(b)	8,943	34,162
Par Technology Corp. (a)(b)	7,484	218,458
PC Connection, Inc.	3,102	166,205
Plexus Corp. (a)	7,362	723,832
Richardson Electronics Ltd.	2,944	33,768
Rogers Corp. (a)	4,498	552,759
Sanmina Corp. (a)	15,359	781,312
ScanSource, Inc. (a)	6,741	204,926
Smartrent, Inc. (a)(b)	47,770	115,126
TD SYNNEX Corp.	12,829	1,176,163
TTM Technologies, Inc. (a)	27,954	321,191
Vishay Intertechnology, Inc.	34,041	757,072
Vishay Precision Group, Inc. (a)	3,344	100,052
Vontier Corp.	41,413	1,224,168
Vuzix Corp. (a)(b)	15,573	50,612
		30,120,224
IT Services - 0.5%
Amdocs Ltd.	32,292	2,588,527
BigCommerce Holdings, Inc. (a)	17,735	157,664
Digitalocean Holdings, Inc. (a)(b)	14,080	288,077
DXC Technology Co. (a)	55,063	1,110,621
Edgio, Inc. (a)	33,394	26,121
Fastly, Inc. Class A (a)(b)	31,919	468,252
Grid Dynamics Holdings, Inc. (a)	14,809	150,163
Hackett Group, Inc.	6,531	145,576
Kyndryl Holdings, Inc. (a)	61,450	899,014
Perficient, Inc. (a)(b)	9,354	544,309
Rackspace Technology, Inc. (a)(b)	15,886	19,381
Squarespace, Inc. Class A (a)	11,990	340,636
Thoughtworks Holding, Inc. (a)(b)	24,787	84,028
Tucows, Inc. (a)(b)	2,592	43,779
Unisys Corp. (a)	18,427	51,227
		6,917,375
Semiconductors & Semiconductor Equipment - 1.8%
ACM Research, Inc. (a)	12,398	168,613
AEHR Test Systems (a)(b)	7,036	165,768
Allegro MicroSystems LLC (a)(b)	19,115	496,225
Alpha & Omega Semiconductor Ltd. (a)	6,119	145,143
Ambarella, Inc. (a)	9,985	449,225
Amkor Technology, Inc.	27,689	577,593
Axcelis Technologies, Inc. (a)	8,806	1,122,765
CEVA, Inc. (a)	6,394	109,785
Cirrus Logic, Inc. (a)	14,676	982,265
Cohu, Inc. (a)	12,877	388,113
Credo Technology Group Holding Ltd. (a)	30,808	438,090
Diodes, Inc. (a)	12,269	798,467
FormFactor, Inc. (a)	20,825	705,551
Ichor Holdings Ltd. (a)	7,922	192,188
Impinj, Inc. (a)	6,053	391,084
indie Semiconductor, Inc. (a)(b)	32,900	160,881
Kulicke & Soffa Industries, Inc.	15,150	630,392
Lattice Semiconductor Corp. (a)	37,005	2,057,848
MACOM Technology Solutions Holdings, Inc. (a)	14,480	1,021,419
MaxLinear, Inc. Class A (a)	19,799	300,945
Meta Materials, Inc. (a)(b)	112,661	13,632
MKS Instruments, Inc.	16,855	1,106,699
Navitas Semiconductor Corp. (a)(b)	32,436	169,965
NVE Corp.	1,326	90,168
Onto Innovation, Inc. (a)	13,172	1,480,138
PDF Solutions, Inc. (a)	8,106	215,052
Photronics, Inc. (a)	16,915	310,559
Power Integrations, Inc.	15,401	1,067,751
Rambus, Inc. (a)	29,294	1,591,543
Semtech Corp. (a)	17,256	240,894
Silicon Laboratories, Inc. (a)	8,544	787,586
SiTime Corp. (a)	4,594	458,481
SkyWater Technology, Inc. (a)(b)	5,062	24,956
SMART Global Holdings, Inc. (a)(b)	13,263	181,703
Synaptics, Inc. (a)	10,602	886,963
Ultra Clean Holdings, Inc. (a)	12,091	288,491
Universal Display Corp.	11,691	1,627,153
Veeco Instruments, Inc. (a)(b)	15,103	361,566
Wolfspeed, Inc. (a)(b)	33,413	1,130,696
		23,336,356
Software - 5.8%
8x8, Inc. (a)	30,442	72,452
A10 Networks, Inc.	18,763	203,954
ACI Worldwide, Inc. (a)	29,158	593,948
Adeia, Inc.	28,965	244,175
Agilysys, Inc. (a)	5,437	466,440
Alarm.com Holdings, Inc. (a)	13,398	685,040
Alkami Technology, Inc. (a)	10,638	190,952
Altair Engineering, Inc. Class A (a)(b)	14,551	903,908
Alteryx, Inc. Class A (a)(b)	16,996	544,042
American Software, Inc. Class A	8,554	93,837
Amplitude, Inc. (a)	19,062	189,858
AppFolio, Inc. (a)	5,279	990,182
Appian Corp. Class A (a)	11,174	440,926
AppLovin Corp. (a)(b)	36,399	1,326,380
Asana, Inc. (a)(b)	21,165	390,918
Aspen Technology, Inc. (a)	7,614	1,353,389
Aurora Innovation, Inc. (a)(b)	200,889	351,556
AvePoint, Inc. (a)	24,779	185,595
Bentley Systems, Inc. Class B (b)	61,611	2,996,759
Bill Holdings, Inc. (a)	25,965	2,370,345
Blackbaud, Inc. (a)	11,504	752,362
BlackLine, Inc. (a)(b)	13,583	666,925
Blend Labs, Inc. (a)(b)	47,202	57,114
Box, Inc. Class A (a)	39,116	972,424
Braze, Inc. (a)	12,682	540,000
C3.ai, Inc. (a)(b)	24,681	602,216
CCC Intelligent Solutions Holdings, Inc. Class A (a)	54,269	584,477
Cerence, Inc. (a)	10,900	166,879
Cleanspark, Inc. (a)(b)	41,032	168,231
Clear Secure, Inc.	22,372	376,297
Clearwater Analytics Holdings, Inc. (a)	23,635	427,321
CommVault Systems, Inc. (a)	11,767	768,973
Confluent, Inc. (a)	56,890	1,644,690
Consensus Cloud Solutions, Inc. (a)	4,874	105,230
Couchbase, Inc. (a)	7,845	122,068
CS Disco, Inc. (a)	6,505	36,493
Digimarc Corp. (a)(b)	3,783	98,131
Digital Turbine, Inc. (a)	24,250	114,945
Dolby Laboratories, Inc. Class A	15,988	1,294,069
Domo, Inc. Class B (a)	8,303	67,752
DoubleVerify Holdings, Inc. (a)	33,734	938,817
Dropbox, Inc. Class A (a)	69,184	1,819,539
Dynatrace, Inc. (a)	63,804	2,852,677
E2open Parent Holdings, Inc. (a)	46,128	133,310
Ebix, Inc. (b)	6,261	38,129
Elastic NV (a)	21,438	1,608,708
Enfusion, Inc. Class A (a)(b)	9,303	77,215
EngageSmart, Inc. (a)	12,189	276,081
Envestnet, Inc. (a)(b)	13,311	492,507
Everbridge, Inc. (a)	10,986	226,421
Expensify, Inc. (a)	11,481	30,654
Five9, Inc. (a)	19,427	1,124,240
Freshworks, Inc. (a)	42,709	766,199
GitLab, Inc. (a)	21,455	928,572
Guidewire Software, Inc. (a)	21,857	1,969,971
HashiCorp, Inc. (a)	26,981	531,256
Informatica, Inc. (a)(b)	10,480	201,006
Intapp, Inc. (a)	6,856	234,475
InterDigital, Inc.	7,076	532,469
Jamf Holding Corp. (a)(b)	13,820	221,949
LivePerson, Inc. (a)	18,669	49,286
Liveramp Holdings, Inc. (a)	17,587	486,456
Manhattan Associates, Inc. (a)	16,560	3,228,869
Marathon Digital Holdings, Inc. (a)(b)	46,802	412,326
Matterport, Inc. (a)(b)	62,974	128,467
MeridianLink, Inc. (a)	5,471	89,834
MicroStrategy, Inc. Class A (a)(b)	3,253	1,377,288
Mitek Systems, Inc. (a)	12,137	129,623
Model N, Inc. (a)	9,348	225,287
N-able, Inc. (a)	18,335	237,622
nCino, Inc. (a)(b)	16,283	457,552
NCR Corp. (a)	35,910	549,064
New Relic, Inc. (a)(b)	14,513	1,257,842
Nutanix, Inc. Class A (a)	63,284	2,290,248
Olo, Inc. (a)	28,436	145,308
ON24, Inc.	10,989	67,582
Onespan, Inc. (a)	9,560	75,524
Pagerduty, Inc. (a)(b)	24,749	499,187
Pegasystems, Inc.	11,284	482,278
Porch Group, Inc. Class A (a)(b)	20,292	11,414
PowerSchool Holdings, Inc. (a)(b)	15,392	306,609
Procore Technologies, Inc. (a)	23,704	1,448,077
Progress Software Corp.	11,737	603,047
PROS Holdings, Inc. (a)(b)	11,382	354,549
Q2 Holdings, Inc. (a)	15,809	474,744
Qualys, Inc. (a)	9,860	1,508,087
Rapid7, Inc. (a)	16,352	760,204
Rimini Street, Inc. (a)	13,682	29,690
RingCentral, Inc. (a)	22,747	604,615
Riot Platforms, Inc. (a)(b)	47,608	465,606
Samsara, Inc. (a)	41,109	948,385
Semrush Holdings, Inc. (a)	8,048	65,028
SentinelOne, Inc. (a)	63,857	998,085
Smartsheet, Inc. (a)	35,869	1,418,260
SolarWinds, Inc. (a)	13,558	124,869
SoundHound AI, Inc. (a)(b)	54,609	86,828
SoundThinking, Inc. (a)	2,408	36,337
Sprinklr, Inc. (a)	27,939	379,691
Sprout Social, Inc. (a)(b)	13,087	566,405
SPS Commerce, Inc. (a)	9,844	1,578,387
Telos Corp. (a)	14,957	34,700
Tenable Holdings, Inc. (a)	31,042	1,307,179
Teradata Corp. (a)	26,811	1,145,366
UiPath, Inc. Class A (a)	107,973	1,676,821
Unity Software, Inc. (a)(b)	64,856	1,645,397
Upland Software, Inc. (a)	8,330	27,822
Varonis Systems, Inc. (a)	29,404	989,151
Verint Systems, Inc. (a)	17,404	327,369
Veritone, Inc. (a)(b)	7,881	19,781
Vertex, Inc. Class A (a)(b)	11,126	269,360
Workiva, Inc. (a)	12,740	1,109,527
Xperi, Inc.	11,144	94,613
Yext, Inc. (a)	28,570	172,277
Zeta Global Holdings Corp. (a)	40,155	313,209
Zuora, Inc. (a)	34,290	254,089
		73,510,669
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	9,112	246,206
Corsair Gaming, Inc. (a)	11,522	147,366
Eastman Kodak Co. (a)	19,486	72,488
Immersion Corp.	7,826	50,008
IonQ, Inc. (a)(b)	45,686	440,413
Pure Storage, Inc. Class A (a)	77,601	2,623,690
Super Micro Computer, Inc. (a)	12,259	2,935,663
Turtle Beach Corp. (a)	4,876	40,227
Xerox Holdings Corp.	30,685	393,995
		6,950,056
TOTAL INFORMATION TECHNOLOGY		149,421,498
MATERIALS - 4.9%
Chemicals - 1.9%
AdvanSix, Inc.	7,304	201,225
Alto Ingredients, Inc. (a)	18,428	76,660
American Vanguard Corp.	7,401	69,273
Ashland, Inc.	13,738	1,052,743
Aspen Aerogels, Inc. (a)(b)	14,145	109,199
Avient Corp.	24,409	771,813
Axalta Coating Systems Ltd. (a)	59,460	1,559,636
Balchem Corp.	8,648	1,005,244
Cabot Corp.	15,001	997,266
Chase Corp.	2,011	255,518
Danimer Scientific, Inc. (a)(b)	22,900	32,747
Ecovyst, Inc. (a)	27,461	252,641
Element Solutions, Inc.	59,589	1,086,307
FutureFuel Corp.	6,927	45,372
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	356,738	488,731
H.B. Fuller Co.	14,438	955,074
Hawkins, Inc.	5,158	296,224
Huntsman Corp.	44,353	1,034,755
Ingevity Corp. (a)	9,046	364,373
Innospec, Inc.	6,672	653,856
Intrepid Potash, Inc. (a)	2,699	53,683
Koppers Holdings, Inc.	5,698	208,376
Kronos Worldwide, Inc. (b)	6,225	42,953
Livent Corp. (a)(b)	48,296	704,639
LSB Industries, Inc. (a)	14,403	131,211
Mativ, Inc.	14,856	194,614
Minerals Technologies, Inc.	8,790	475,187
NewMarket Corp.	1,845	889,567
Olin Corp.	33,777	1,442,953
Origin Materials, Inc. Class A (a)(b)	33,032	32,652
Orion SA	15,648	317,654
Perimeter Solutions SA (a)	39,453	126,250
PureCycle Technologies, Inc. (a)(b)	35,642	158,607
Quaker Houghton	3,689	530,183
Rayonier Advanced Materials, Inc. (a)	18,353	50,838
RPM International, Inc.	34,636	3,161,228
Sensient Technologies Corp.	11,326	639,013
Stepan Co.	5,698	426,210
The Chemours Co. LLC	39,744	958,228
The Scotts Miracle-Gro Co. Class A (b)	11,120	494,173
Trinseo PLC	9,234	57,158
Tronox Holdings PLC	31,337	334,993
Westlake Corp.	8,566	988,174
		23,727,201
Construction Materials - 0.2%
Eagle Materials, Inc.	9,512	1,463,992
Knife River Holding Co. (b)	13,664	687,572
Summit Materials, Inc.	31,921	1,050,201
		3,201,765
Containers & Packaging - 1.3%
Aptargroup, Inc.	17,590	2,150,729
Ardagh Metal Packaging SA (b)	40,116	135,191
Berry Global Group, Inc.	31,693	1,743,115
Crown Holdings, Inc.	32,375	2,609,425
Graphic Packaging Holding Co.	82,447	1,773,435
Greif, Inc.:
Class A	6,602	419,227
Class B	1,630	104,418
Myers Industries, Inc.	9,869	165,503
O-I Glass, Inc. (a)	41,619	643,014
Pactiv Evergreen, Inc.	10,927	94,191
Ranpak Holdings Corp. (A Shares) (a)	10,718	33,869
Sealed Air Corp.	38,780	1,194,036
Silgan Holdings, Inc.	22,413	897,865
Sonoco Products Co.	26,224	1,358,665
TriMas Corp.	11,037	267,206
WestRock Co.	68,769	2,470,870
		16,060,759
Metals & Mining - 1.4%
5E Advanced Materials, Inc. (a)(b)	8,091	18,205
Alcoa Corp.	47,915	1,228,541
Alpha Metallurgical Resources	3,270	719,269
Arch Resources, Inc.	4,865	733,788
ATI, Inc. (a)	34,493	1,302,801
Carpenter Technology Corp.	13,018	816,489
Century Aluminum Co. (a)	13,666	90,332
Cleveland-Cliffs, Inc. (a)	136,575	2,291,729
Coeur d'Alene Mines Corp. (a)	94,810	237,973
Commercial Metals Co.	31,347	1,325,665
Compass Minerals International, Inc.	9,000	221,760
Gatos Silver, Inc. (a)	12,879	62,721
Haynes International, Inc.	3,430	147,576
Hecla Mining Co.	154,148	627,382
Kaiser Aluminum Corp.	4,350	247,080
Materion Corp.	5,596	542,700
McEwen Mining, Inc. (a)(b)	11,088	76,840
MP Materials Corp. (a)(b)	38,693	634,565
Olympic Steel, Inc.	2,595	131,748
Piedmont Lithium, Inc. (a)(b)	4,844	133,065
Ramaco Resources, Inc. (b)	9,819	115,668
Ramaco Resources, Inc. Class B	1,630	20,391
Royal Gold, Inc.	17,630	1,839,338
Ryerson Holding Corp.	7,839	227,723
Schnitzer Steel Industries, Inc. Class A	6,865	155,904
SunCoke Energy, Inc.	22,950	218,255
TimkenSteel Corp. (a)	10,367	210,761
Tredegar Corp.	6,783	30,388
United States Steel Corp.	59,832	2,027,706
Warrior Metropolitan Coal, Inc.	13,954	679,978
Worthington Industries, Inc.	8,214	506,147
		17,622,488
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	4,564	154,309
Glatfelter Corp. (a)	11,955	20,682
Louisiana-Pacific Corp.	17,232	883,657
Mercer International, Inc. (SBI) (b)	11,753	93,319
Sylvamo Corp.	9,546	422,888
		1,574,855
TOTAL MATERIALS		62,187,068
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Acadia Realty Trust (SBI)	26,213	375,370
Agree Realty Corp.	26,031	1,456,174
Alexander & Baldwin, Inc.	20,137	318,165
Alexanders, Inc.	584	109,786
Alpine Income Property Trust, Inc.	3,760	57,904
American Assets Trust, Inc.	13,259	235,347
American Homes 4 Rent Class A	85,728	2,806,735
Americold Realty Trust	68,326	1,791,508
Apartment Income (REIT) Corp.	40,319	1,177,718
Apartment Investment & Management Co. Class A	36,602	214,488
Apple Hospitality (REIT), Inc.	57,292	898,339
Armada Hoffler Properties, Inc.	19,375	192,975
Ashford Hospitality Trust, Inc. (a)	8,684	18,323
Boston Properties, Inc.	38,792	2,078,087
Braemar Hotels & Resorts, Inc.	15,075	39,497
Brandywine Realty Trust (SBI)	47,697	178,387
Brixmor Property Group, Inc.	81,026	1,684,531
Broadstone Net Lease, Inc.	51,081	722,796
Camden Property Trust (SBI)	28,787	2,443,441
CareTrust (REIT), Inc.	26,832	577,425
CBL & Associates Properties, Inc.	6,647	137,792
Centerspace	4,070	197,721
Chatham Lodging Trust	13,429	124,218
City Office REIT, Inc.	11,449	43,621
Community Healthcare Trust, Inc.	6,694	191,917
COPT Defense Properties (SBI)	30,390	692,892
Cousins Properties, Inc.	41,005	732,759
CTO Realty Growth, Inc.	5,661	91,652
CubeSmart	60,569	2,064,797
DiamondRock Hospitality Co.	56,542	437,070
Diversified Healthcare Trust (SBI)	58,014	120,089
Douglas Emmett, Inc.	44,917	503,520
Easterly Government Properties, Inc.	26,106	280,901
EastGroup Properties, Inc.	12,235	1,997,364
Elme Communities (SBI)	23,759	303,165
Empire State Realty Trust, Inc.	35,436	286,677
EPR Properties	20,285	866,170
Equity Commonwealth	29,902	566,344
Equity Lifestyle Properties, Inc.	50,059	3,293,882
Essential Properties Realty Trust, Inc.	42,330	929,144
Farmland Partners, Inc.	12,716	132,501
Federal Realty Investment Trust (SBI)	19,786	1,804,285
First Industrial Realty Trust, Inc.	35,680	1,509,264
Four Corners Property Trust, Inc.	24,324	518,101
Franklin Street Properties Corp.	25,704	44,725
Getty Realty Corp.	12,401	330,115
Gladstone Commercial Corp.	10,959	130,960
Gladstone Land Corp.	9,397	128,363
Global Medical REIT, Inc.	17,192	148,883
Global Net Lease, Inc.	52,433	416,318
Healthcare Trust of America, Inc.	102,467	1,470,401
Hersha Hospitality Trust	8,946	88,744
Highwoods Properties, Inc. (SBI)	28,890	516,842
Hudson Pacific Properties, Inc.	34,815	155,275
Independence Realty Trust, Inc.	60,814	753,485
Industrial Logistics Properties Trust	17,874	44,685
InvenTrust Properties Corp.	18,262	458,376
JBG SMITH Properties	25,416	327,104
Kilroy Realty Corp.	28,706	820,417
Kimco Realty Corp.	166,893	2,994,060
Kite Realty Group Trust	59,171	1,261,526
Lamar Advertising Co. Class A	23,536	1,936,307
LTC Properties, Inc.	11,356	358,963
LXP Industrial Trust (REIT)	79,145	626,037
Medical Properties Trust, Inc. (b)	160,890	769,054
National Health Investors, Inc.	11,784	589,671
National Storage Affiliates Trust	22,429	639,675
NETSTREIT Corp.	18,438	262,742
NexPoint Diversified Real Estate Trust	8,821	69,509
NexPoint Residential Trust, Inc.	6,145	165,854
NNN (REIT), Inc.	49,169	1,786,310
Office Properties Income Trust	13,320	59,807
Omega Healthcare Investors, Inc.	65,822	2,178,708
One Liberty Properties, Inc.	4,434	81,586
Orion Office (REIT), Inc.	15,560	74,377
Outfront Media, Inc.	39,111	381,723
Paramount Group, Inc.	45,116	193,096
Park Hotels & Resorts, Inc.	58,031	669,097
Pebblebrook Hotel Trust	32,448	387,105
Phillips Edison & Co., Inc.	31,710	1,119,680
Physicians Realty Trust	64,639	701,980
Piedmont Office Realty Trust, Inc. Class A	33,249	173,227
Plymouth Industrial REIT, Inc.	9,806	195,532
Postal Realty Trust, Inc.	5,391	71,377
Potlatch Corp.	21,542	923,075
Rayonier, Inc.	36,841	929,867
Regency Centers Corp.	44,308	2,670,000
Retail Opportunity Investments Corp.	34,171	401,168
Rexford Industrial Realty, Inc.	55,582	2,403,366
RLJ Lodging Trust	42,427	398,814
RPT Realty	21,551	232,535
Ryman Hospitality Properties, Inc.	16,052	1,374,051
Sabra Health Care REIT, Inc.	62,144	847,644
Safehold, Inc. (b)	12,072	196,411
Saul Centers, Inc.	3,543	123,190
Service Properties Trust	44,916	325,641
SITE Centers Corp.	48,772	568,682
SL Green Realty Corp.	17,299	506,688
Spirit Realty Capital, Inc.	38,195	1,374,638
Stag Industrial, Inc.	48,519	1,611,801
Star Holdings	3,604	41,266
Summit Hotel Properties, Inc.	29,076	163,989
Sunstone Hotel Investors, Inc.	56,399	524,511
Tanger Factory Outlet Centers, Inc.	28,309	638,368
Terreno Realty Corp.	22,652	1,206,899
The Macerich Co.	58,237	566,064
UMH Properties, Inc.	16,007	221,057
Uniti Group, Inc.	64,504	296,718
Universal Health Realty Income Trust (SBI)	3,631	139,576
Urban Edge Properties	32,033	508,043
Veris Residential, Inc.	21,540	288,421
Vornado Realty Trust	43,003	825,658
Whitestone REIT Class B	13,090	130,246
Xenia Hotels & Resorts, Inc.	28,952	336,712
		79,559,637
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	30,137	140,740
Compass, Inc. (a)	84,786	167,876
Cushman & Wakefield PLC (a)	45,140	332,682
Digitalbridge Group, Inc. (b)	38,412	608,830
Douglas Elliman, Inc.	20,007	35,412
eXp World Holdings, Inc.	20,664	274,211
Forestar Group, Inc. (a)	4,823	114,546
Howard Hughes Holdings, Inc.	8,738	579,592
Jones Lang LaSalle, Inc. (a)	12,808	1,638,399
Kennedy-Wilson Holdings, Inc. (b)	31,716	408,185
Marcus & Millichap, Inc.	6,440	184,828
Newmark Group, Inc.	32,365	183,510
Opendoor Technologies, Inc. (a)	152,225	289,228
RE/MAX Holdings, Inc.	4,857	52,261
Redfin Corp. (a)(b)	29,848	139,092
Seritage Growth Properties (a)(b)	9,938	71,951
The RMR Group, Inc.	3,893	87,670
The St. Joe Co.	9,564	446,065
WeWork, Inc. (a)(b)	4,634	10,566
Zillow Group, Inc.:
Class A (a)	15,176	539,203
Class C (a)	41,458	1,502,853
		7,807,700
TOTAL REAL ESTATE		87,367,337
UTILITIES - 2.8%
Electric Utilities - 1.1%
Allete, Inc.	15,375	823,178
Avangrid, Inc. (b)	18,834	562,572
Hawaiian Electric Industries, Inc.	29,446	382,209
IDACORP, Inc.	13,571	1,285,309
MGE Energy, Inc.	9,773	700,040
NRG Energy, Inc.	61,518	2,607,133
OGE Energy Corp.	53,747	1,838,147
Otter Tail Corp.	11,201	861,805
Pinnacle West Capital Corp.	30,389	2,254,256
PNM Resources, Inc.	22,946	969,698
Portland General Electric Co.	27,109	1,084,902
		13,369,249
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	4,806	425,860
National Fuel Gas Co.	24,642	1,255,510
New Jersey Resources Corp.	26,226	1,064,251
Northwest Natural Holding Co.	9,706	356,307
ONE Gas, Inc.	14,868	898,027
Southwest Gas Holdings, Inc.	16,078	942,332
Spire, Inc.	14,078	783,159
UGI Corp.	56,231	1,169,605
		6,895,051
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	16,304	86,574
Clearway Energy, Inc.:
Class A	9,680	197,182
Class C	21,770	472,627
Montauk Renewables, Inc. (a)(b)	17,287	173,907
Ormat Technologies, Inc.	14,291	879,468
Sunnova Energy International, Inc. (a)(b)	27,272	248,993
Vistra Corp.	92,708	3,033,406
		5,092,157
Multi-Utilities - 0.4%
Avista Corp.	20,464	648,504
Black Hills Corp.	17,974	869,043
NiSource, Inc.	110,932	2,791,049
NorthWestern Energy Corp.	16,143	775,025
Unitil Corp.	4,372	199,669
		5,283,290
Water Utilities - 0.4%
American States Water Co.	9,994	780,032
Artesian Resources Corp. Class A	2,519	98,997
California Water Service Group	15,504	754,735
Consolidated Water Co., Inc. (b)	4,014	118,493
Essential Utilities, Inc.	65,407	2,188,518
Middlesex Water Co.	4,744	301,386
SJW Group	7,764	485,095
York Water Co.	3,821	137,823
		4,865,079
TOTAL UTILITIES		35,504,826
TOTAL COMMON STOCKS (Cost $1,399,008,622)		1,266,438,808

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $196,675)	200,000	196,663

Money Market Funds - 8.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	607,869	607,990
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	103,988,991	103,999,390
TOTAL MONEY MARKET FUNDS (Cost $104,607,380)		104,607,380

TOTAL INVESTMENT IN SECURITIES - 107.9% (Cost $1,503,812,677)	1,371,242,851
NET OTHER ASSETS (LIABILITIES) - (7.9)%	(100,623,997)
NET ASSETS - 100.0%	1,270,618,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	Dec 2023	1,918,660	(27,530)	(27,530)
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Dec 2023	2,137,590	(76,006)	(76,006)

TOTAL FUTURES CONTRACTS					(103,536)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $196,663.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,450,016	181,204,047	185,046,073	156,427	-	-	607,990	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	132,801,548	386,619,909	415,422,067	1,921,469	-	-	103,999,390	0.4%
Total	137,251,564	567,823,956	600,468,140	2,077,896	-	-	104,607,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	36,280,830	36,280,830	-	-
Consumer Discretionary	166,745,780	166,745,780	-	-
Consumer Staples	49,762,101	49,761,978	123	-
Energy	74,717,959	74,717,959	-	-
Financials	209,395,434	209,395,434	-	-
Health Care	140,445,654	139,576,083	855,557	14,014
Industrials	254,610,321	254,610,321	-	-
Information Technology	149,421,498	149,421,498	-	-
Materials	62,187,068	62,187,068	-	-
Real Estate	87,367,337	87,367,337	-	-
Utilities	35,504,826	35,504,826	-	-

U.S. Government and Government Agency Obligations	196,663	-	196,663	-

Money Market Funds	104,607,380	104,607,380	-	-
Total Investments in Securities:	1,371,242,851	1,370,176,494	1,052,343	14,014
Derivative Instruments: Liabilities
Futures Contracts	(103,536)	(103,536)	-	-
Total Liabilities	(103,536)	(103,536)	-	-
Total Derivative Instruments:	(103,536)	(103,536)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(103,536)
Total Equity Risk	0	(103,536)
Total Value of Derivatives	0	(103,536)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value (including securities loaned of $101,693,159) - See accompanying schedule:
Unaffiliated issuers (cost $1,399,205,297)	$1,266,635,471
Fidelity Central Funds (cost $104,607,380)	104,607,380

Total Investment in Securities (cost $1,503,812,677)		$1,371,242,851
Segregated cash with brokers for derivative instruments		86,063
Foreign currency held at value (cost $2,194,900)		2,175,148
Receivable for investments sold		363,084
Receivable for fund shares sold		613,732
Dividends receivable		613,437
Distributions receivable from Fidelity Central Funds		73,684
Receivable for daily variation margin on futures contracts		32,470
Other receivables		12,263
Total assets		1,375,212,732
Liabilities
Payable for fund shares redeemed	$594,001
Collateral on securities loaned	103,999,877
Total Liabilities		104,593,878
Net Assets		$1,270,618,854
Net Assets consist of:
Paid in capital		$1,423,784,717
Total accumulated earnings (loss)		(153,165,863)
Net Assets		$1,270,618,854
Net Asset Value, offering price and redemption price per share ($1,270,618,854 ÷ 123,739,836 shares)		$10.27

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$21,193,393
Interest		19,670
Income from Fidelity Central Funds (including $1,921,469 from security lending)		2,077,896
Total Income		23,290,959
Expenses
Independent trustees' fees and expenses	$7,459
Total Expenses		7,459
Net Investment income (loss)		23,283,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,734,486)
Redemptions in-kind	20,340,688
Foreign currency transactions	(5,829)
Futures contracts	(606,353)
Total net realized gain (loss)		9,994,020
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(93,254,153)
Assets and liabilities in foreign currencies	(19,691)
Futures contracts	(512,658)
Total change in net unrealized appreciation (depreciation)		(93,786,502)
Net gain (loss)		(83,792,482)
Net increase (decrease) in net assets resulting from operations		$(60,508,982)
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,283,500	$20,572,367
Net realized gain (loss)	9,994,020	10,344,200
Change in net unrealized appreciation (depreciation)	(93,786,502)	(280,915,122)
Net increase (decrease) in net assets resulting from operations	(60,508,982)	(249,998,555)
Distributions to shareholders	(20,138,817)	(92,792,463)

Share transactions
Proceeds from sales of shares	329,136,690	414,184,532
Reinvestment of distributions	18,225,185	86,735,982
Cost of shares redeemed	(261,856,991)	(287,442,103)

Net increase (decrease) in net assets resulting from share transactions	85,504,884	213,478,411
Total increase (decrease) in net assets	4,857,085	(129,312,607)

Net Assets
Beginning of period	1,265,761,769	1,395,074,376
End of period	$1,270,618,854	$1,265,761,769

Other Information
Shares
Sold	29,748,985	34,435,660
Issued in reinvestment of distributions	1,734,080	6,966,745
Redeemed	(23,837,725)	(24,338,042)
Net increase (decrease)	7,645,340	17,064,363

Financial Highlights
Fidelity ZERO® Extended Market Index Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$14.09	$9.48	$9.66	$8.99
Income from Investment Operations
Net investment income (loss) A,B	.19	.18	.18	.14	.15
Net realized and unrealized gain (loss)	(.65)	(2.46)	4.68	(.14)	.56
Total from investment operations	(.46)	(2.28)	4.86	-	.71
Distributions from net investment income	(.17)	(.16)	(.14)	(.13)	(.04)
Distributions from net realized gain	-	(.75)	(.11)	(.06)	-
Total distributions	(.17)	(.91)	(.25)	(.18) C	(.04)
Net asset value, end of period	$10.27	$10.90	$14.09	$9.48	$9.66
Total Return D,E	(4.23)%	(16.99)%	51.93%	(.06)%	7.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	1.74%	1.57%	1.38%	1.55%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,270,619	$1,265,762	$1,395,074	$591,543	$452,039
Portfolio turnover rate I	7% J	16% J	25%	26%	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity ZERO® International Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity ZERO® International Index Fund	13.03%	3.89%	1.92%

A   From August 2, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® International Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity Global ex U.S. Index℠ and MSCI ACWI (All Country World Index) ex USA Index performed over the same period.

Fidelity ZERO® International Index Fund
Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. Currency fluctuations also helped bolster non-U.S. equity performance overall. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from:
For the fiscal year ending October 31, 2023, the fund gained 13.03%, versus 12.53% for the benchmark Fidelity Global ex U.S. Index Net Return. From a regional standpoint, Europe ex the U.K. gained roughly 17% and contributed most, followed by Japan (+17%). In contrast, Canada returned -1% and was a notable detractor. By sector, financials gained about 12% and contributed most, driven by the banks industry (+11%). Information technology, which gained 21%, also helped, benefitting from the semiconductors & semiconductor equipment industry (+35%), as did consumer discretionary, which advanced roughly 19%. The industrials sector rose approximately 14%, boosted by the capital goods industry (+19%), materials gained 9%, and communication services advanced 13%. Other notable contributors included the energy (+11%), consumer staples (+7%), health care (+6%), utilities (+11%) and real estate (+1%) sectors. Turning to individual stocks, the biggest contributor was Novo-Nordisk (+78%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, Novartis (+26%) helped. Tencent Holdings (+50%), from the media & entertainment industry, also contributed. Lastly, in semiconductors & semiconductor equipment, Taiwan Semiconductor (+37%) and ASML Holding (+28%) contributed. In contrast, the biggest individual detractor was Roche Holding (-21%), from the pharmaceuticals, biotechnology & life sciences category. Adyen (-53%), from the financial services group, also hurt. British American Tobacco (-18%), a stock in the food, beverage & tobacco category, detracted. Nutrien (-35%), a stock in the materials category, detracted. Lastly, JD.com (-31%), from the consumer discretionary distribution & retail category, also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® International Index Fund
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3
Nestle SA (Reg. S) (United States of America, Food Products)	1.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Tencent Holdings Ltd. (China, Interactive Media & Services)	1.0
Toyota Motor Corp. (Japan, Automobiles)	0.9
Shell PLC (London) (Netherlands, Oil, Gas & Consumable Fuels)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.8
10.7

Market Sectors (% of Fund's net assets)

Financials	22.0
Industrials	12.2
Consumer Discretionary	11.2
Information Technology	11.3
Health Care	8.6
Consumer Staples	7.9
Materials	7.7
Energy	6.1
Communication Services	5.4
Utilities	2.9
Real Estate	1.6

Asset Allocation (% of Fund's net assets)

Futures - 3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity ZERO® International Index Fund
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
Australia - 5.1%
AGL Energy Ltd.	83,875	573,365
Allkem Ltd. (a)	83,024	507,334
ALS Ltd.	65,505	448,307
Altium Ltd.	16,814	424,108
Alumina Ltd. (a)	325,931	161,967
AMP Ltd.	395,292	263,380
Ampol Ltd.	33,042	670,018
Ansell Ltd.	17,514	236,628
ANZ Group Holdings Ltd.	416,061	6,560,857
APA Group unit	174,653	915,521
Aristocrat Leisure Ltd.	90,525	2,225,114
ASX Ltd.	26,758	955,999
Atlas Arteria Ltd. unit	156,680	529,676
Aurizon Holdings Ltd.	256,815	559,372
Bank of Queensland Ltd.	93,291	303,163
Bendigo & Adelaide Bank Ltd.	77,440	429,049
BHP Group Ltd.	701,376	19,854,185
BlueScope Steel Ltd.	64,035	767,617
Brambles Ltd.	191,237	1,596,017
CAR Group Ltd.	52,151	919,279
Challenger Ltd.	62,974	234,809
Charter Hall Group unit	63,752	353,185
Cleanaway Waste Management Ltd.	311,138	443,231
Cochlear Ltd.	9,097	1,394,335
Coles Group Ltd.	184,243	1,788,205
Commonwealth Bank of Australia	232,111	14,278,518
Computershare Ltd.	79,201	1,249,947
DEXUS Property Group unit	147,973	611,157
Dominos Pizza Enterprises Ltd.	8,999	291,649
EBOS Group Ltd.	21,650	441,968
Endeavour Group Ltd.	188,896	593,407
Evolution Mining Ltd.	254,303	568,778
Flutter Entertainment PLC (a)	6,204	973,121
Flutter Entertainment PLC (Ireland) (a)	18,258	2,858,215
Fortescue Metals Group Ltd.	234,497	3,335,914
Glencore PLC	1,555,370	8,238,532
Goodman Group unit	237,428	3,141,626
IDP Education Ltd.	38,613	533,491
IGO Ltd.	93,561	566,547
Iluka Resources Ltd.	58,876	271,875
Incitec Pivot Ltd.	268,992	469,575
Insurance Australia Group Ltd.	338,975	1,222,865
JB Hi-Fi Ltd.	15,379	442,069
Lendlease Group unit	94,038	372,437
Liontown Resources Ltd. (a)	259,306	266,541
Lynas Rare Earths Ltd. (a)	129,621	583,086
Macquarie Group Ltd.	49,769	5,115,754
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	192
Medibank Private Ltd.	382,272	834,224
Metcash Ltd.	133,933	313,649
Mineral Resources Ltd.	23,977	883,726
Mirvac Group unit	547,380	635,100
National Australia Bank Ltd.	434,654	7,786,503
Newcrest Mining Ltd.	123,372	1,891,099
NEXTDC Ltd. (a)	69,909	524,937
Nine Entertainment Co. Holdings Ltd.	200,766	236,581
Northern Star Resources Ltd.	159,046	1,164,660
Orica Ltd.	63,184	590,387
Origin Energy Ltd.	238,611	1,384,148
Orora Ltd.	185,872	291,285
Pilbara Minerals Ltd. (b)	390,310	916,837
Qantas Airways Ltd. (a)	115,080	360,535
QBE Insurance Group Ltd.	205,994	2,042,659
Qube Holdings Ltd.	239,450	406,040
Ramsay Health Care Ltd.	25,906	802,156
REA Group Ltd.	7,126	654,200
Reece Ltd.	28,756	320,621
Rio Tinto Ltd.	51,410	3,840,229
Rio Tinto PLC	154,750	9,873,131
Santos Ltd.	453,187	2,211,307
Scentre Group unit	716,849	1,110,538
SEEK Ltd.	49,491	652,919
Sonic Healthcare Ltd.	65,379	1,197,159
South32 Ltd.	630,638	1,349,177
Steadfast Group Ltd.	140,069	481,661
Stockland Corp. Ltd. unit	330,384	745,658
Suncorp Group Ltd.	174,989	1,489,445
Telstra Group Ltd.	557,107	1,350,918
The GPT Group	266,237	614,430
The Lottery Corp. Ltd.	308,151	889,499
Transurban Group unit	426,535	3,211,166
Treasury Wine Estates Ltd.	100,027	767,771
Vicinity Centres unit	539,075	583,889
Washington H. Soul Pattinson & Co. Ltd.	33,945	723,160
Wesfarmers Ltd.	157,187	5,057,308
Westpac Banking Corp.	485,835	6,379,880
Whitehaven Coal Ltd.	115,916	545,998
WiseTech Global Ltd.	25,294	941,728
Woodside Energy Group Ltd.	262,969	5,727,413
Woolworths Group Ltd.	168,832	3,779,266
WorleyParsons Ltd.	51,784	541,323
TOTAL AUSTRALIA		165,646,305
Austria - 0.2%
ams-OSRAM AG (a)(b)	36,186	128,450
Andritz AG	9,999	459,169
BAWAG Group AG (c)	11,281	500,614
CA Immobilien Anlagen AG	6,263	211,397
Erste Group Bank AG	49,209	1,757,296
Immofinanz AG (a)(d)	7,756	0
Lenzing AG (a)	2,211	85,975
Mondi PLC	67,208	1,085,633
Oesterreichische Post AG	4,147	132,296
OMV AG	19,547	855,436
Raiffeisen International Bank-Holding AG	18,302	264,724
UNIQA Insurance Group AG	15,017	121,078
Verbund AG	11,572	1,004,035
Voestalpine AG	14,687	366,130
Wienerberger AG	14,611	354,650
TOTAL AUSTRIA		7,326,883
Belgium - 0.6%
Ackermans & Van Haaren SA	3,027	449,362
Aedifica SA	6,641	361,531
Ageas	23,754	911,363
Anheuser-Busch InBev SA NV	144,369	8,214,313
Cofinimmo SA	4,751	295,087
D'ieteren Group	2,984	442,348
Elia Group SA/NV	4,719	447,638
Euronav NV	13,413	239,708
Galapagos NV (a)	6,983	232,333
Groupe Bruxelles Lambert SA	13,334	973,501
KBC Group NV	46,600	2,559,057
Lotus Bakeries SA	55	407,369
Sofina SA	2,169	410,808
Solvay SA Class A	10,118	1,067,802
UCB SA	16,729	1,222,428
Umicore SA	27,641	657,658
Warehouses de Pauw	22,504	555,284
TOTAL BELGIUM		19,447,590
Brazil - 1.3%
3R Petroleum Oleo e Gas SA (a)	29,395	189,135
Allos SA	58,200	264,349
Ambev SA	606,100	1,545,980
Atacadao SA	73,600	130,945
B3 SA - Brasil Bolsa Balcao	802,800	1,767,458
Banco Bradesco SA	216,759	528,382
Banco BTG Pactual SA unit	158,700	931,724
Banco do Brasil SA	197,100	1,890,174
BB Seguridade Participacoes SA	93,200	568,618
BRF SA (a)	121,200	256,499
CCR SA	138,200	328,385
Centrais Eletricas Brasileiras SA (Electrobras)	150,051	1,036,897
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	46,800	541,819
Companhia Paranaense de Energia-COPEL (a)	51,600	422,584
Companhia Siderurgica Nacional SA (CSN)	83,900	195,699
Compania de Saneamento do Parana	32,200	138,910
Cosan SA	159,300	497,640
Embraer SA (a)	94,500	329,698
Energisa SA unit	34,800	321,719
Eneva SA (a)	178,500	383,075
ENGIE Brasil Energia SA	35,250	274,771
Equatorial Energia SA	119,924	751,643
Hapvida Participacoes e Investimentos SA (a)(c)	669,200	489,780
Hypera SA (a)	55,900	335,838
Itausa-Investimentos Itau SA	10,535	17,928
Klabin SA unit	115,000	488,124
Localiza Rent a Car SA	118,582	1,196,463
Localiza Rent a Car SA rights 11/10/23 (a)	836	1,161
Lojas Renner SA (a)	134,440	326,917
Magazine Luiza SA (a)	404,580	106,727
Multiplan Empreendimentos Imobiliarios SA (a)	37,900	185,976
Natura & Co. Holding SA	114,188	288,768
Nu Holdings Ltd. (a)	329,279	2,700,088
PagSeguro Digital Ltd. (a)	27,618	194,983
Petroleo Brasileiro SA - Petrobras (ON)	497,400	3,733,151
Prio SA (a)	108,200	1,023,680
Raia Drogasil SA	154,992	793,136
Rede D'Oregon Sao Luiz SA (c)	143,105	613,662
Rumo SA	170,000	752,259
Sendas Distribuidora SA	187,300	406,419
StoneCo Ltd. Class A (a)	37,021	367,063
Suzano Papel e Celulose SA	102,653	1,049,996
Telefonica Brasil SA	48,700	436,989
TIM SA	112,300	337,897
Totvs SA	63,000	316,265
Transmissora Alianca de Energia Eletrica SA	30,500	204,412
Ultrapar Participacoes SA	98,200	398,312
Vale SA	502,843	6,881,771
Vibra Energia SA (a)	161,700	634,709
Weg SA	202,400	1,325,180
Wheaton Precious Metals Corp.	62,445	2,637,392
XP, Inc. (depository receipt)	52,287	1,052,844
Yara International ASA	22,379	731,212
TOTAL BRAZIL		43,325,206
Cameroon - 0.0%
Golar LNG Ltd.	14,694	329,586
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	68,505	3,212,955
Air Canada (a)	46,877	565,533
Alamos Gold, Inc.	54,922	680,015
Algonquin Power & Utilities Corp.	96,120	483,806
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	102,788	5,595,433
AltaGas Ltd.	39,004	724,531
ARC Resources Ltd.	84,374	1,357,407
ATCO Ltd. Class I (non-vtg.)	10,686	273,941
B2Gold Corp.	179,220	573,814
Bank of Montreal	98,692	7,457,678
Bank of Nova Scotia	165,842	6,715,001
Barrick Gold Corp. (Canada)	242,989	3,881,166
BCE, Inc.	41,440	1,538,368
BlackBerry Ltd. (a)	72,737	261,733
Bombardier, Inc. Class B (sub. vtg.) (a)	12,094	388,002
Brookfield Asset Management Ltd. Class A	47,980	1,375,306
Brookfield Corp. (Canada) Class A	201,482	5,869,748
Brookfield Infrastructure Corp. Class A	16,512	425,198
CAE, Inc. (a)	44,171	922,439
Cameco Corp.	59,828	2,447,480
Canadian Imperial Bank of Commerce	127,116	4,483,320
Canadian National Railway Co.	81,682	8,642,654
Canadian Natural Resources Ltd.	151,138	9,597,413
Canadian Pacific Kansas City Ltd.	128,954	9,155,804
Canadian Tire Ltd. Class A (non-vtg.)	7,249	699,208
Canadian Utilities Ltd. Class A (non-vtg.)	17,351	367,102
CCL Industries, Inc. Class B	19,953	780,135
Cenovus Energy, Inc. (Canada)	186,422	3,551,663
CGI, Inc. Class A (sub. vtg.) (a)	28,837	2,783,990
Constellation Software, Inc.	2,729	5,470,811
Constellation Software, Inc. warrants 8/22/28 (a)(d)	2,626	0
Descartes Systems Group, Inc. (Canada) (a)	11,861	857,276
Dollarama, Inc.	39,312	2,684,584
Element Fleet Management Corp.	53,921	729,445
Emera, Inc.	37,720	1,235,437
Empire Co. Ltd. Class A (non-vtg.)	21,939	601,177
Enbridge, Inc.	292,413	9,370,711
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,112	2,589,754
Finning International, Inc.	20,345	545,174
FirstService Corp.	5,660	800,910
Fortis, Inc.	67,367	2,674,763
Franco-Nevada Corp.	26,583	3,233,858
George Weston Ltd.	8,389	909,950
GFL Environmental, Inc.	28,631	824,812
Gibson Energy, Inc.	22,331	339,293
Gildan Activewear, Inc.	24,266	689,265
Great-West Lifeco, Inc.	36,957	1,023,896
Hydro One Ltd. (c)	43,902	1,138,429
iA Financial Corp., Inc.	14,004	814,842
Imperial Oil Ltd.	24,199	1,379,086
Intact Financial Corp.	24,258	3,408,277
Ivanhoe Mines Ltd. (a)	79,627	586,831
Keyera Corp.	31,844	740,558
Kinross Gold Corp.	170,130	888,222
Loblaw Companies Ltd.	20,727	1,695,227
Magna International, Inc. Class A (sub. vtg.)	36,772	1,767,071
Manulife Financial Corp.	254,269	4,426,215
MEG Energy Corp. (a)	39,541	781,268
Methanex Corp.	9,472	391,106
Metro, Inc.	32,138	1,632,450
National Bank of Canada	46,775	2,908,196
Northland Power, Inc.	35,028	492,299
Nutrien Ltd.	68,433	3,675,421
Nuvei Corp. (Canada) (c)	8,402	116,995
Onex Corp. (sub. vtg.)	9,401	526,876
Open Text Corp.	37,425	1,249,524
Pan American Silver Corp.	50,463	737,249
Parkland Corp.	19,216	581,572
Pembina Pipeline Corp.	75,880	2,335,359
Power Corp. of Canada (sub. vtg.)	77,530	1,867,876
Quebecor, Inc. Class B (sub. vtg.)	21,158	436,510
Restaurant Brands International, Inc.	43,187	2,900,933
RioCan (REIT)	20,437	248,324
Rogers Communications, Inc. Class B (non-vtg.)	51,560	1,910,332
Royal Bank of Canada (b)	193,265	15,436,114
Saputo, Inc.	33,888	684,236
Shopify, Inc. Class A (a)	165,540	7,817,714
SNC-Lavalin Group, Inc.	24,318	675,485
SSR Mining, Inc.	28,963	400,793
Stantec, Inc.	15,407	942,696
Sun Life Financial, Inc.	81,264	3,711,745
Suncor Energy, Inc.	181,315	5,871,900
TC Energy Corp.	142,517	4,908,319
Teck Resources Ltd. Class B (sub. vtg.)	63,790	2,253,982
TELUS Corp.	65,800	1,060,961
TFI International, Inc. (Canada)	11,167	1,235,356
The Toronto-Dominion Bank	254,131	14,195,051
Thomson Reuters Corp.	20,744	2,484,792
TMX Group Ltd.	38,680	805,537
Toromont Industries Ltd.	11,448	861,851
Tourmaline Oil Corp.	44,113	2,332,653
Tricon Residential, Inc.	35,781	237,121
West Fraser Timber Co. Ltd.	8,315	561,169
Whitecap Resources, Inc./Alberta	84,214	650,393
WSP Global, Inc.	17,190	2,249,730
TOTAL CANADA		228,406,605
Chile - 0.1%
Antofagasta PLC	47,792	781,294
Banco de Chile	6,100,881	626,789
Banco de Credito e Inversiones	10,487	250,751
Banco Santander Chile	8,732,594	380,722
Cencosud SA	181,272	293,681
Compania Cervecerias Unidas SA	17,327	98,503
Compania Sud Americana de Vapores SA	1,996,558	110,870
Empresas CMPC SA	157,353	281,301
Empresas COPEC SA	50,011	331,078
Enel Americas SA (a)	2,648,980	272,297
Enel Chile SA	3,341,625	197,884
Falabella SA	106,929	217,741
Lundin Mining Corp.	91,011	568,347
Parque Arauco SA	91,986	125,697
TOTAL CHILE		4,536,955
China - 6.5%
AAC Technology Holdings, Inc.	98,500	177,304
Agricultural Bank of China Ltd. (H Shares)	4,226,000	1,560,901
Airtac International Group	19,650	645,547
Akeso, Inc. (a)(c)	66,000	370,627
Alibaba Group Holding Ltd. (a)	2,141,240	22,044,235
Alibaba Health Information Technology Ltd. (a)	696,000	409,999
Aluminum Corp. of China Ltd. (H Shares)	550,000	294,212
Anhui Conch Cement Co. Ltd. (H Shares)	162,000	403,169
Anta Sports Products Ltd.	164,800	1,863,804
Autohome, Inc. ADR Class A	7,866	210,416
Baidu, Inc. Class A (a)	314,228	4,125,439
Bank of China Ltd. (H Shares)	11,579,000	4,044,955
Bank of Communications Co. Ltd. (H Shares)	2,943,000	1,740,802
BeiGene Ltd. (a)	109,763	1,575,745
Bilibili, Inc. Class Z (a)	33,715	452,379
BOC Hong Kong (Holdings) Ltd.	494,500	1,307,725
BYD Co. Ltd. (H Shares)	129,207	3,929,202
BYD Electronic International Co. Ltd.	101,000	421,626
CGN Power Co. Ltd. (H Shares) (c)	1,480,000	355,655
China CITIC Bank Corp. Ltd. (H Shares)	1,259,000	561,650
China Coal Energy Co. Ltd. (H Shares)	292,000	229,356
China Conch Venture Holdings Ltd.	214,500	177,643
China Construction Bank Corp. (H Shares)	13,649,000	7,719,302
China Everbright International Ltd.	470,000	160,447
China Feihe Ltd. (c)	480,000	298,259
China Galaxy Securities Co. Ltd. (H Shares)	465,500	238,247
China Gas Holdings Ltd.	407,800	366,615
China Hongqiao Group Ltd.	303,500	284,141
China International Capital Corp. Ltd. (H Shares) (c)	208,000	331,293
China Life Insurance Co. Ltd. (H Shares)	1,026,000	1,389,613
China Literature Ltd. (a)(c)	51,200	172,415
China Longyuan Power Grid Corp. Ltd. (H Shares)	461,000	390,249
China Medical System Holdings Ltd.	171,000	273,446
China Mengniu Dairy Co. Ltd.	415,000	1,355,032
China Merchants Bank Co. Ltd. (H Shares)	456,000	1,729,742
China Merchants Holdings International Co. Ltd.	177,272	225,656
China Minsheng Banking Corp. Ltd. (H Shares)	922,500	306,695
China National Building Materials Co. Ltd. (H Shares)	642,000	305,589
China Overseas Land and Investment Ltd.	515,500	972,805
China Pacific Insurance (Group) Co. Ltd. (H Shares)	357,800	881,394
China Petroleum & Chemical Corp. (H Shares)	3,414,000	1,746,049
China Power International Development Ltd.	673,000	261,552
China Railway Group Ltd. (H Shares)	573,000	270,436
China Resource Gas Group Ltd.	124,200	367,151
China Resources Beer Holdings Co. Ltd.	216,000	1,143,000
China Resources Land Ltd.	394,000	1,474,785
China Resources Mixc Lifestyle Services Ltd. (c)	82,355	321,301
China Resources Power Holdings Co. Ltd.	244,000	472,846
China Shenhua Energy Co. Ltd. (H Shares)	465,000	1,425,212
China State Construction International Holdings Ltd.	236,000	252,789
China Taiping Insurance Group Ltd.	199,400	184,201
China Tower Corp. Ltd. (H Shares) (c)	6,488,000	605,012
China Vanke Co. Ltd. (H Shares)	313,800	293,578
ChinaSoft International Ltd.	360,000	261,186
Chow Tai Fook Jewellery Group Ltd.	320,400	452,445
CITIC Pacific Ltd.	889,000	755,596
CITIC Securities Co. Ltd. (H Shares)	203,875	396,712
Cmoc Group Ltd. (H Shares)	492,000	293,434
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	466,000	473,939
Country Garden Holdings Co. Ltd. (a)(b)	1,610,120	143,981
Country Garden Services Holdings Co. Ltd.	299,000	261,179
CRRC Corp. Ltd. (H Shares)	595,000	247,891
CSPC Pharmaceutical Group Ltd.	1,156,160	1,009,871
Daqo New Energy Corp. ADR (a)	7,573	192,809
ENN Energy Holdings Ltd.	105,000	795,390
ESR Group Ltd. (c)	330,000	424,016
Far East Horizon Ltd.	259,000	182,242
Full Truck Alliance Co. Ltd. ADR (a)	92,619	608,507
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	85,200	388,435
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	55,520	199,415
GCL Technology Holdings Ltd.	2,845,000	418,977
Geely Automobile Holdings Ltd.	726,000	824,246
Genscript Biotech Corp. (a)	150,000	436,075
GF Securities Co. Ltd. (H Shares)	145,000	188,785
Great Wall Motor Co. Ltd. (H Shares)	321,000	448,724
Guangdong Investment Ltd.	394,000	268,859
Guangzhou Automobile Group Co. Ltd. (H Shares)	412,000	193,021
H World Group Ltd. (a)	191,640	720,362
Haidilao International Holding Ltd. (c)	240,000	600,914
Haier Smart Home Co. Ltd.	321,200	916,168
Haitong Securities Co. Ltd. (H Shares)	365,600	209,922
Hansoh Pharmaceutical Group Co. Ltd. (c)	150,000	282,224
Hengan International Group Co. Ltd.	88,500	296,413
Hua Hong Semiconductor Ltd. (a)(c)	143,000	352,078
Huatai Securities Co. Ltd. (H Shares) (c)	199,400	261,055
Hygeia Healthcare Holdings Co. (c)	47,600	287,412
Industrial & Commercial Bank of China Ltd. (H Shares)	9,856,000	4,723,436
Innovent Biologics, Inc. (a)(c)	177,000	1,043,090
iQIYI, Inc. ADR (a)	65,904	307,113
JD Health International, Inc. (a)(c)	141,600	643,187
JD Logistics, Inc. (a)(c)	258,600	306,207
JD.com, Inc. Class A	340,426	4,327,891
JinkoSolar Holdings Co. Ltd. ADR	5,622	183,221
Kanzhun Ltd. ADR (a)	45,185	668,738
KE Holdings, Inc. ADR	92,871	1,366,132
Kingboard Chemical Holdings Ltd.	92,000	224,045
Kingdee International Software Group Co. Ltd. (a)	387,000	513,498
Kingsoft Corp. Ltd.	134,600	469,684
Kuaishou Technology Class B (a)(c)	346,100	2,228,831
Kunlun Energy Co. Ltd.	540,000	449,876
Lenovo Group Ltd.	924,000	1,075,288
Li Auto, Inc. Class A (a)	158,032	2,672,895
Li Ning Co. Ltd.	325,000	995,931
Longfor Properties Co. Ltd. (c)	228,876	333,189
Meituan Class B (a)(c)	601,090	8,520,459
Microport Scientific Corp. (a)	103,200	162,620
Minth Group Ltd.	96,000	214,294
NetEase, Inc.	258,370	5,529,519
New China Life Insurance Co. Ltd. (H Shares)	121,000	265,433
New Oriental Education & Technology Group, Inc. (a)	206,740	1,347,953
NIO, Inc. sponsored ADR (a)(b)	193,568	1,413,046
Nongfu Spring Co. Ltd. (H Shares) (c)	244,200	1,390,900
PDD Holdings, Inc. ADR (a)	95,005	9,635,407
People's Insurance Co. of China Group Ltd. (H Shares)	1,145,000	377,804
PetroChina Co. Ltd. (H Shares)	2,922,000	1,907,235
PICC Property & Casualty Co. Ltd. (H Shares)	954,000	1,089,425
Ping An Insurance Group Co. of China Ltd. (H Shares)	866,500	4,395,301
Pop Mart International Group Ltd. (c)	97,800	269,978
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,047,000	477,881
Prosus NV	209,995	5,872,633
Qifu Technology, Inc. ADR	17,907	264,845
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	339,200	314,843
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	67,500	155,753
Shenzhou International Group Holdings Ltd.	110,400	1,084,401
Silergy Corp.	45,000	401,893
Sinopharm Group Co. Ltd. (H Shares)	186,400	445,735
SITC International Holdings Co. Ltd.	179,000	275,733
Smoore International Holdings Ltd. (b)(c)	254,000	195,747
Sunny Optical Technology Group Co. Ltd.	99,100	830,253
TAL Education Group ADR (a)	63,946	560,806
Tencent Holdings Ltd.	860,100	31,831,231
Tencent Music Entertainment Group ADR (a)	89,373	648,848
Tingyi (Cayman Islands) Holding Corp.	258,000	342,447
Tongcheng Travel Holdings Ltd. (a)	149,600	285,803
Topsports International Holdings Ltd. (c)	378,000	317,876
Trip.com Group Ltd. (a)	76,946	2,622,445
Tsingtao Brewery Co. Ltd. (H Shares)	86,000	652,183
Vipshop Holdings Ltd. ADR (a)	39,047	556,810
Want Want China Holdings Ltd.	697,000	433,088
Weichai Power Co. Ltd. (H Shares)	260,000	389,174
Wharf Holdings Ltd.	132,000	334,943
Wilmar International Ltd.	417,300	1,084,891
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	51,284	616,257
Wuxi Biologics (Cayman), Inc. (a)(c)	494,500	3,074,673
Xiaomi Corp. Class B (a)(c)	2,125,600	3,811,252
Xinyi Solar Holdings Ltd.	631,097	371,406
XPeng, Inc. Class A (a)	152,214	1,106,105
Yadea Group Holdings Ltd. (c)	160,000	292,058
Yangzijiang Shipbuilding Holdings Ltd.	365,200	387,106
Yankuang Energy Group Co. Ltd. (H Shares)	301,000	522,764
Yum China Holdings, Inc.	57,764	3,036,076
Zai Lab Ltd. (a)	107,780	275,061
Zhaojin Mining Industry Co. Ltd. (H Shares)	199,500	247,330
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	96,900	265,566
Zhongsheng Group Holdings Ltd. Class H	93,500	215,919
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	74,200	239,471
Zijin Mining Group Co. Ltd. (H Shares)	792,000	1,225,154
ZTE Corp. (H Shares)	102,200	227,115
ZTO Express, Inc. sponsored ADR	60,216	1,419,291
TOTAL CHINA		213,678,018
Colombia - 0.0%
Bancolombia SA	36,729	261,904
Czech Republic - 0.1%
CEZ A/S	23,842	1,020,179
Komercni Banka A/S	10,251	300,221
MONETA Money Bank A/S (c)	53,587	207,023
TOTAL CZECH REPUBLIC		1,527,423
Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	390	635,832
Series B	626	1,043,061
Ascendis Pharma A/S sponsored ADR (a)	6,502	580,694
Carlsberg A/S Series B	12,530	1,493,240
Chr. Hansen Holding A/S	14,214	968,255
Coloplast A/S Series B	16,216	1,689,705
Danske Bank A/S	93,800	2,197,477
Demant A/S (a)	12,775	486,641
DSV A/S	24,887	3,711,660
Genmab A/S (a)	9,124	2,579,199
Novo Nordisk A/S Series B	447,052	43,129,894
Novozymes A/S Series B	28,926	1,298,312
ORSTED A/S (c)	26,124	1,262,289
Pandora A/S	11,593	1,311,860
Tryg A/S	47,886	934,469
Vestas Wind Systems A/S (a)	139,473	3,023,047
TOTAL DENMARK		66,345,635
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	42,838	106,662
Commercial International Bank SAE	335,173	654,089
EFG-Hermes Holding SAE	159,488	86,126
Talaat Moustafa Group Holding	139,487	101,531
TOTAL EGYPT		948,408
Finland - 0.7%
Elisa Corp. (A Shares)	20,815	882,736
Fortum Corp.	60,858	721,211
Huhtamaki Oyj	13,440	460,898
Kesko Oyj	37,711	637,036
Kone OYJ (B Shares)	55,885	2,417,904
Mandatum Holding OY	65,335	252,466
Metso Corp.	97,108	853,441
Neste OYJ	59,381	1,992,372
Nokia Corp.	735,402	2,449,391
Nordea Bank Abp	495,489	5,206,819
Orion Oyj (B Shares)	14,927	592,916
Sampo Oyj (A Shares)	64,641	2,538,199
Stora Enso Oyj (R Shares)	84,918	1,017,571
UPM-Kymmene Corp.	73,675	2,476,647
Valmet Corp.	21,480	480,924
Wartsila Corp.	67,136	798,451
TOTAL FINLAND		23,778,982
France - 6.0%
Accor SA	25,675	816,903
Adevinta ASA Class B (a)	43,575	382,468
Air Liquide SA	72,516	12,425,780
Airbus Group NV	85,351	11,443,539
Alstom SA	38,654	523,470
Arkema SA	8,734	816,759
AXA SA	240,472	7,125,288
BNP Paribas SA	150,418	8,649,640
Bouygues SA	26,983	948,169
Bureau Veritas SA	40,074	911,225
Capgemini SA	21,629	3,822,467
Carrefour SA	74,852	1,312,265
Compagnie de St.-Gobain	71,056	3,867,873
Compagnie Generale des Etablissements Michelin SCA Series B	98,326	2,921,114
Credit Agricole SA	155,102	1,872,840
Danone SA	87,273	5,191,910
Dassault Systemes SA	92,772	3,821,591
Edenred SA	34,478	1,832,814
Eiffage SA	10,469	949,320
Engie SA	242,773	3,861,277
EssilorLuxottica SA	39,573	7,145,071
Gecina SA	7,139	699,480
Getlink SE	44,920	724,117
Hermes International SCA	4,678	8,709,654
Kering SA	9,623	3,913,690
L'Oreal SA	31,924	13,418,638
Legrand SA	36,816	3,184,819
LVMH Moet Hennessy Louis Vuitton SE	36,145	25,877,310
Orange SA	254,092	2,988,642
Pernod Ricard SA	27,618	4,894,786
Publicis Groupe SA	32,391	2,458,054
Renault SA	26,217	916,814
Safran SA	47,907	7,484,010
Sartorius Stedim Biotech	3,316	619,454
Societe Generale Series A	97,736	2,196,301
Sodexo SA	11,217	1,185,447
Teleperformance	8,176	935,608
Thales SA	13,091	1,927,448
TotalEnergies SE	321,685	21,507,049
Unibail-Rodamco-Westfield NV (a)	14,089	695,587
Veolia Environnement SA	84,264	2,308,867
VINCI SA	70,340	7,777,803
Vivendi SA	85,505	765,038
Worldline SA (a)(c)	34,870	442,013
TOTAL FRANCE		196,272,412
Germany - 4.6%
adidas AG	22,932	4,056,999
Allianz SE	55,861	13,085,023
BASF AG	123,611	5,711,713
Bayer AG	136,079	5,879,778
Bayerische Motoren Werke AG (BMW)	40,151	3,722,853
Beiersdorf AG	13,532	1,776,174
BioNTech SE ADR (a)	12,355	1,155,687
Brenntag SE	21,334	1,582,854
Carl Zeiss Meditec AG	4,958	428,813
Commerzbank AG	145,300	1,560,481
Continental AG	14,916	973,850
Covestro AG (a)(c)	26,677	1,346,425
Daimler Truck Holding AG	71,841	2,251,563
Deutsche Bank AG	282,590	3,096,532
Deutsche Borse AG	26,315	4,331,356
Deutsche Lufthansa AG (a)	83,088	580,593
Deutsche Telekom AG	483,317	10,489,750
DHL Group	130,416	5,072,629
E.ON SE	311,088	3,693,200
Evonik Industries AG	28,725	527,638
Fresenius Medical Care AG & Co. KGaA	27,589	916,677
Fresenius SE & Co. KGaA	56,789	1,456,544
GEA Group AG	21,806	743,640
Hannover Reuck SE	8,286	1,826,253
HeidelbergCement AG	19,010	1,377,440
HelloFresh AG (a)	23,808	517,932
Henkel AG & Co. KGaA	13,520	854,469
Infineon Technologies AG	180,841	5,282,405
K+S AG	26,246	440,724
Knorr-Bremse AG	9,154	508,894
LEG Immobilien AG (a)	10,272	639,520
Mercedes-Benz Group AG (Germany)	111,120	6,537,664
Merck KGaA	17,830	2,685,564
MTU Aero Engines AG	7,452	1,395,638
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,908	7,572,481
Nemetschek SE	7,699	573,500
Puma AG	14,193	800,439
Rheinmetall AG	6,029	1,724,959
RWE AG	93,422	3,571,444
SAP SE	141,191	18,938,278
Scout24 AG (c)	10,400	638,466
Siemens AG	104,120	13,816,606
Siemens Energy AG (a)	70,942	628,283
Siemens Healthineers AG (c)	38,899	1,906,486
Symrise AG	18,335	1,873,640
Vonovia SE	112,799	2,596,868
Zalando SE (a)(c)	30,332	705,753
TOTAL GERMANY		151,854,478
Greece - 0.1%
Alpha Bank SA (a)	282,139	420,929
Eurobank Ergasias Services and Holdings SA (a)	346,314	565,043
Hellenic Telecommunications Organization SA	27,226	381,128
Jumbo SA	14,948	393,198
Motor Oil (HELLAS) Corinth Refineries SA	8,736	207,980
Mytilineos SA	14,516	537,271
National Bank of Greece SA (a)	76,469	436,924
OPAP SA	25,282	428,014
Piraeus Financial Holdings SA (a)	90,289	266,542
Public Power Corp. of Greece (a)	28,952	295,006
Star Bulk Carriers Corp. (b)	9,697	181,043
Terna Energy SA	7,438	111,677
TOTAL GREECE		4,224,755
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	16,536	259,244
Hong Kong - 1.4%
AIA Group Ltd.	1,596,600	13,864,568
ASMPT Ltd.	42,300	358,262
CK Asset Holdings Ltd.	266,329	1,331,199
CK Infrastructure Holdings Ltd.	82,500	382,391
CLP Holdings Ltd.	230,000	1,683,320
Futu Holdings Ltd. ADR (a)	8,046	446,151
Hang Lung Properties Ltd.	245,000	322,042
Hang Seng Bank Ltd.	100,300	1,146,739
Henderson Land Development Co. Ltd.	181,500	474,888
HKT Trust/HKT Ltd. unit	511,000	529,286
Hong Kong & China Gas Co. Ltd.	1,492,393	1,038,868
Hong Kong Exchanges and Clearing Ltd.	165,153	5,777,490
Hongkong Land Holdings Ltd.	144,739	459,072
Hysan Development Co. Ltd.	76,000	139,897
Jardine Matheson Holdings Ltd.	28,561	1,157,324
Link (REIT)	352,734	1,618,747
MTR Corp. Ltd.	214,998	803,702
New World Development Co. Ltd.	191,000	350,546
Orient Overseas International Ltd.	17,500	220,671
Power Assets Holdings Ltd.	188,500	901,186
Prudential PLC	381,278	3,986,791
Sino Biopharmaceutical Ltd.	1,390,500	540,180
Sino Land Ltd.	477,062	476,265
Sun Hung Kai Properties Ltd.	207,500	2,130,756
Swire Pacific Ltd. (A Shares)	59,500	380,077
Swire Properties Ltd.	147,800	286,171
Techtronic Industries Co. Ltd.	183,000	1,670,703
WH Group Ltd. (c)	1,069,500	638,741
Wharf Real Estate Investment Co. Ltd.	214,000	748,581
Xinyi Glass Holdings Ltd.	319,931	367,607
TOTAL HONG KONG		44,232,221
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	62,677	498,711
OTP Bank PLC	31,450	1,170,294
Richter Gedeon PLC	17,632	413,422
TOTAL HUNGARY		2,082,427
India - 3.1%
Adani Enterprises Ltd.	50,529	1,392,897
Adani Ports & Special Economic Zone Ltd.	98,793	931,719
Asian Paints Ltd.	62,452	2,248,929
Axis Bank Ltd.	315,752	3,724,708
Bajaj Finance Ltd.	36,914	3,321,992
Bajaj Finserv Ltd.	52,855	996,321
Bharti Airtel Ltd.	348,730	3,828,830
HCL Technologies Ltd.	145,995	2,238,668
HDFC Bank Ltd.	773,627	13,723,575
Hindalco Industries Ltd.	202,989	1,120,116
Hindustan Unilever Ltd.	123,741	3,691,753
ICICI Bank Ltd.	717,223	7,888,401
IndusInd Bank Ltd. (a)	79,499	1,376,794
Infosys Ltd.	494,213	8,125,297
ITC Ltd.	412,552	2,122,997
Jio Financial Services Ltd.	478,177	1,268,718
Kotak Mahindra Bank Ltd.	151,413	3,164,322
Larsen & Toubro Ltd.	95,430	3,357,270
Mahindra & Mahindra Ltd.	132,016	2,312,930
Maruti Suzuki India Ltd.	18,415	2,298,921
NTPC Ltd.	656,440	1,859,242
Oil & Natural Gas Corp. Ltd.	537,329	1,201,962
Reliance Industries Ltd.	477,766	13,133,604
State Bank of India	245,783	1,669,620
Tata Consultancy Services Ltd.	141,883	5,742,227
Tata Motors Ltd.	248,521	1,876,525
Tata Power Co. Ltd./The	235,248	676,634
Tata Steel Ltd.	1,115,495	1,591,324
Tech Mahindra Ltd.	86,472	1,178,101
Titan Co. Ltd.	57,815	2,215,724
Vedanta Ltd.	165,083	429,473
Wipro Ltd.	195,576	897,568
TOTAL INDIA		101,607,162
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	584,200	244,578
PT Adaro Energy Indonesia Tbk	1,964,400	316,954
PT Aneka Tambang Tbk	1,168,300	125,176
PT Astra International Tbk	2,808,200	1,021,566
PT Bank Central Asia Tbk	7,681,900	4,232,117
PT Bank Mandiri (Persero) Tbk	6,197,600	2,214,106
PT Bank Negara Indonesia (Persero) Tbk	2,052,400	619,387
PT Bank Rakyat Indonesia (Persero) Tbk	9,830,853	3,073,949
PT Barito Pacific Tbk	3,786,280	268,310
PT Bukit Asam Tbk	544,700	85,027
PT Bumi Resources Minerals Tbk (a)	10,447,200	127,531
PT Bumi Resources Tbk (a)	23,716,600	168,758
PT Chandra Asri Petrochemical Tbk	960,000	180,161
PT Charoen Pokphand Indonesia Tbk (a)	1,008,200	371,431
PT Elang Mahkota Teknologi Tbk	5,517,600	173,842
PT GoTo Gojek Tokopedia Tbk (a)	136,208,496	515,310
PT Indah Kiat Pulp & Paper Tbk	351,100	212,206
PT Indo Tambangraya Megah Tbk	53,600	89,525
PT Indocement Tunggal Prakarsa Tbk	251,300	146,800
PT Indofood CBP Sukses Makmur Tbk	323,900	211,109
PT Kalbe Farma Tbk	2,765,100	294,081
PT Merdeka Copper Gold Tbk (a)	1,438,310	201,731
PT Mitra Keluarga Karyasehat Tbk	753,300	131,106
PT Perusahaan Gas Negara Tbk Series B	1,452,900	114,871
PT Sarana Menara Nusantara Tbk	3,119,500	174,955
PT Semen Indonesia (Persero) Tbk	454,560	174,666
PT Sumber Alfaria Trijaya Tbk	2,594,100	472,118
PT Telkom Indonesia Persero Tbk	6,590,700	1,444,786
PT United Tractors Tbk	207,400	328,212
PT Vale Indonesia Tbk	298,800	93,121
TOTAL INDONESIA		17,827,490
Ireland - 0.2%
Bank of Ireland Group PLC	137,277	1,227,386
Kerry Group PLC Class A	21,411	1,651,095
Kingspan Group PLC (Ireland)	21,293	1,430,212
Ryanair Holdings PLC sponsored ADR (a)	14,358	1,259,197
Smurfit Kappa Group PLC	35,802	1,164,496
TOTAL IRELAND		6,732,386
Israel - 0.5%
Airport City Ltd. (a)	8,600	113,000
Alony Hetz Properties & Investments Ltd.	21,592	105,075
Amot Investments Ltd.	30,267	126,699
Ashdod Refinery Ltd.	1,269	24,918
Azrieli Group	4,755	204,340
Bank Hapoalim BM (Reg.)	174,287	1,244,846
Bank Leumi le-Israel BM	212,535	1,366,597
Bezeq The Israel Telecommunication Corp. Ltd.	280,538	345,224
Big Shopping Centers Ltd. (a)	1,755	122,876
Check Point Software Technologies Ltd. (a)	12,800	1,718,400
Clal Insurance Enterprises Holdings Ltd. (a)	9,004	112,450
Delek Group Ltd.	1,216	132,671
Elbit Systems Ltd. (Israel)	3,440	638,553
Electra Israel Ltd.	265	83,893
Enlight Renewable Energy Ltd. (a)	17,247	232,165
First International Bank of Israel	7,412	252,140
Global-e Online Ltd. (a)(b)	13,254	465,348
Harel Insurance Investments and Financial Services Ltd.	16,348	104,915
Icl Group Ltd.	99,894	484,394
Isracard Ltd.	30,484	95,027
Israel Corp. Ltd. (Class A)	637	137,297
Israel Discount Bank Ltd. (Class A)	171,640	753,738
JFrog Ltd. (a)	10,953	246,333
Kornit Digital Ltd. (a)	6,826	94,199
Melisron Ltd.	3,549	192,201
Mivne Real Estate KD Ltd.	83,164	179,434
Mizrahi Tefahot Bank Ltd.	20,438	632,051
NICE Ltd. (a)	8,803	1,360,305
Nova Ltd. (a)	3,935	374,711
OPC Energy Ltd. (a)	12,463	67,618
Paz Oil Co. Ltd. (a)	1,269	90,199
Perion Network Ltd. (a)(b)	6,432	163,373
Plus500 Ltd.	9,072	155,585
Radware Ltd. (a)	4,785	71,344
Reit 1 Ltd.	25,237	91,220
Shapir Engineering and Industry Ltd.	20,035	107,461
Shufersal Ltd. (a)	34,256	144,329
Strauss Group Ltd. (a)	6,955	128,810
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	155,021	1,330,080
The Phoenix Holdings Ltd.	23,889	202,897
Tower Semiconductor Ltd. (a)	14,887	344,699
Wix.com Ltd. (a)	7,872	628,973
ZIM Integrated Shipping Services Ltd. (b)	13,018	100,759
TOTAL ISRAEL		15,571,147
Italy - 1.5%
A2A SpA	211,877	397,035
Amplifon SpA	13,015	366,864
Assicurazioni Generali SpA	153,477	3,044,076
Azimut Holding SpA	14,956	314,600
Banco BPM SpA	210,180	1,072,594
Brunello Cucinelli SpA	4,718	378,652
Davide Campari Milano NV	74,007	816,740
DiaSorin SpA	3,543	316,778
Enel SpA	1,070,723	6,796,500
Eni SpA	332,032	5,427,947
Ferrari NV (Italy)	17,452	5,272,032
FinecoBank SpA	84,535	994,198
Hera SpA	108,933	305,905
Infrastrutture Wireless Italiane SpA (c)	49,243	537,713
Interpump Group SpA	11,537	480,968
Intesa Sanpaolo SpA	2,228,045	5,805,819
Italgas SpA	66,488	337,544
Leonardo SpA	56,171	846,051
Mediobanca SpA (b)	87,848	1,047,569
Moncler SpA	28,547	1,478,261
Nexi SpA (a)(c)	118,591	687,135
Poste Italiane SpA (c)	63,632	628,853
Prada SpA	70,900	427,106
Prysmian SpA	38,344	1,431,778
Recordati SpA	13,636	629,072
Reply SpA	3,134	294,634
Snam SpA	281,738	1,291,922
Telecom Italia SpA (a)	1,251,068	323,129
Telecom Italia SpA (Risparmio Shares) (a)	982,623	255,562
Terna - Rete Elettrica Nazionale	193,674	1,480,799
UniCredit SpA	249,927	6,265,574
Unipol Gruppo SpA	48,259	261,033
TOTAL ITALY		50,014,443
Japan - 16.9%
Activia Properties, Inc.	101	273,254
Adeka Corp.	13,800	230,712
Advance Residence Investment Corp.	193	419,621
Advantest Corp.	106,100	2,732,991
AEON Co. Ltd.	120,700	2,539,483
AGC, Inc.	31,400	1,068,200
Aica Kogyo Co. Ltd.	8,800	202,185
Air Water, Inc.	31,500	397,174
Aisin Seiki Co. Ltd.	25,300	881,322
Ajinomoto Co., Inc.	73,300	2,677,113
Alfresa Holdings Corp.	28,200	446,705
Alps Alpine Co. Ltd.	28,500	233,877
Amada Co. Ltd.	49,200	477,263
Ana Holdings, Inc. (a)	21,700	426,012
Aozora Bank Ltd. (b)	16,800	342,665
Asahi Group Holdings	69,900	2,528,312
ASAHI INTECC Co. Ltd.	32,700	549,446
Asahi Kasei Corp.	192,200	1,181,604
Asics Corp.	26,300	833,105
Astellas Pharma, Inc.	249,800	3,159,939
Azbil Corp.	17,300	511,192
Bandai Namco Holdings, Inc.	92,100	1,908,175
BayCurrent Consulting, Inc.	18,400	461,964
Bic Camera, Inc. (b)	22,400	169,589
Biprogy, Inc.	11,300	281,848
Bridgestone Corp.	81,100	3,069,246
Brother Industries Ltd.	35,700	556,929
Calbee, Inc.	15,500	297,762
Canon, Inc.	140,300	3,316,790
Capcom Co. Ltd.	23,200	746,792
Casio Computer Co. Ltd.	32,000	256,416
Central Japan Railway Co.	142,600	3,209,700
Chiba Bank Ltd.	102,000	759,752
Chubu Electric Power Co., Inc.	104,900	1,267,628
Chugai Pharmaceutical Co. Ltd.	88,100	2,612,743
Chugoku Electric Power Co., Inc.	45,200	282,644
Coca-Cola Bottlers Japan, Inc.	21,000	281,580
COMSYS Holdings Corp.	16,400	337,352
Concordia Financial Group Ltd.	163,000	757,363
Cosmo Energy Holdings Co. Ltd.	9,800	358,494
Cosmos Pharmaceutical Corp.	3,300	343,423
Credit Saison Co. Ltd.	21,900	328,277
CyberAgent, Inc.	56,100	294,494
Dai Nippon Printing Co. Ltd.	36,000	939,142
Dai-ichi Mutual Life Insurance Co.	136,500	2,883,567
Daicel Chemical Industries Ltd.	38,700	329,092
Daifuku Co. Ltd.	52,600	869,105
Daiichi Sankyo Kabushiki Kaisha	269,600	6,951,419
Daikin Industries Ltd.	40,600	5,853,665
Daito Trust Construction Co. Ltd.	9,000	965,397
Daiwa House Industry Co. Ltd.	92,100	2,533,273
Daiwa House REIT Investment Corp.	297	525,615
Daiwa Office Investment Corp.	40	174,979
Daiwa Securities Group, Inc.	202,000	1,164,827
Denka Co. Ltd.	12,800	231,213
DENSO Corp.	275,100	4,062,218
Dentsu Group, Inc.	31,800	923,662
Dic Corp.	11,900	187,643
Disco Corp.	12,300	2,172,168
Dowa Holdings Co. Ltd.	8,500	259,848
East Japan Railway Co.	52,300	2,716,322
Ebara Corp.	11,400	504,833
Eisai Co. Ltd.	40,900	2,166,815
Electric Power Development Co. Ltd.	24,800	380,201
ENEOS Holdings, Inc.	418,400	1,550,347
Exeo Group, Inc.	15,400	319,854
Ezaki Glico Co. Ltd.	7,700	223,817
Fancl Corp.	11,400	170,436
FANUC Corp.	130,500	3,238,543
Fast Retailing Co. Ltd.	27,800	6,154,820
Food & Life Companies Ltd.	16,500	278,104
Frontier Real Estate Investment Corp.	71	212,406
Fuji Electric Co. Ltd.	20,700	788,145
FUJIFILM Holdings Corp.	57,400	3,139,654
Fujitsu Ltd.	24,100	3,122,096
Fukuoka Financial Group, Inc.	26,400	697,851
GLP J-REIT	681	609,943
GMO Payment Gateway, Inc.	6,200	247,623
GOLDWIN, Inc.	5,400	341,047
Hakuhodo DY Holdings, Inc.	42,800	347,330
Hamamatsu Photonics K.K.	20,300	754,003
Hankyu Hanshin Holdings, Inc.	35,200	1,107,519
Harmonic Drive Systems, Inc.	8,100	175,441
Haseko Corp.	29,000	356,899
Hikari Tsushin, Inc.	3,200	461,673
Hirose Electric Co. Ltd.	4,300	487,186
Hisamitsu Pharmaceutical Co., Inc.	10,700	341,281
Hitachi Construction Machinery Co. Ltd.	14,300	369,451
Hitachi Ltd.	129,900	8,233,923
Honda Motor Co. Ltd.	692,100	7,093,176
Horiba Ltd.	5,900	298,312
Hoshizaki Corp.	15,900	513,485
House Foods Group, Inc.	10,500	221,719
Hoya Corp.	49,000	4,717,162
Hulic Co. Ltd.	82,900	760,038
Ibiden Co. Ltd.	19,500	831,411
Idemitsu Kosan Co. Ltd.	31,257	709,693
IHI Corp.	21,100	404,955
Iida Group Holdings Co. Ltd.	23,300	361,784
Industrial & Infrastructure Fund Investment Corp.	296	266,045
INPEX Corp.	142,100	2,061,995
Internet Initiative Japan, Inc.	18,000	290,855
Invincible Investment Corp.	929	357,294
Isetan Mitsukoshi Holdings Ltd.	54,100	610,300
Isuzu Motors Ltd.	86,000	958,956
ITO EN Ltd.	8,800	285,960
Itochu Corp.	201,900	7,272,646
Iwatani Corp.	7,300	349,148
J. Front Retailing Co. Ltd.	37,600	358,452
Japan Airlines Co. Ltd.	19,900	365,837
Japan Airport Terminal Co. Ltd.	12,700	558,534
Japan Exchange Group, Inc.	73,000	1,443,560
Japan Hotel REIT Investment Corp.	624	283,691
Japan Logistics Fund, Inc.	128	237,093
Japan Post Bank Co. Ltd.	195,200	1,809,349
Japan Post Holdings Co. Ltd.	277,900	2,459,749
Japan Post Insurance Co. Ltd.	25,500	491,030
Japan Prime Realty Investment Corp.	136	318,552
Japan Real Estate Investment Corp.	196	728,007
Japan Retail Fund Investment Corp.	972	627,277
Japan Steel Works Ltd.	10,700	173,604
Japan Tobacco, Inc.	152,300	3,545,372
JEOL Ltd.	7,200	203,280
JFE Holdings, Inc.	80,800	1,125,776
JGC Holdings Corp.	33,500	412,619
JSR Corp.	28,700	768,183
JTEKT Corp.	35,000	288,574
K's Holdings Corp.	21,600	201,005
Kadokawa Corp.	16,600	319,766
Kagome Co. Ltd.	12,200	253,801
Kajima Corp.	65,700	1,085,850
Kakaku.com, Inc.	17,300	166,850
Kamigumi Co. Ltd.	14,000	284,012
Kaneka Corp.	9,700	237,376
Kansai Electric Power Co., Inc.	114,100	1,460,918
Kansai Paint Co. Ltd.	33,000	482,945
Kao Corp.	64,300	2,345,915
Kawasaki Heavy Industries Ltd.	23,400	516,481
Kawasaki Kisen Kaisha Ltd.	34,700	1,189,863
KDDI Corp.	207,200	6,198,335
KDX Realty Investment Corp.	238	248,231
Keihan Electric Railway Co., Ltd.	15,000	366,869
Keikyu Corp.	38,900	329,810
Keio Corp.	17,800	528,206
Keisei Electric Railway Co.	23,900	900,305
Kewpie Corp.	16,600	288,122
Keyence Corp.	27,600	10,684,477
Kikkoman Corp.	26,800	1,524,780
Kinden Corp.	18,200	275,684
Kintetsu Group Holdings Co. Ltd.	26,400	742,811
Kirin Holdings Co. Ltd.	112,600	1,582,404
Kobayashi Pharmaceutical Co. Ltd.	7,900	326,138
Kobe Bussan Co. Ltd.	20,100	497,436
Kobe Steel Ltd.	54,900	649,108
Koei Tecmo Holdings Co. Ltd.	16,980	221,719
Koito Manufacturing Co. Ltd.	35,700	534,884
Kokuyo Co. Ltd.	13,300	206,150
Komatsu Ltd.	134,800	3,097,219
Konami Group Corp.	14,300	740,770
Konica Minolta, Inc.	69,200	193,828
Kose Corp.	4,900	324,630
Kubota Corp.	147,200	1,979,729
Kuraray Co. Ltd.	45,600	521,717
Kurita Water Industries Ltd.	14,800	449,675
Kyocera Corp.	47,800	2,356,129
Kyoto Financial Group, Inc.	10,500	595,285
Kyowa Hakko Kirin Co., Ltd.	35,300	553,656
Kyushu Electric Power Co., Inc. (a)	66,700	426,155
Kyushu Financial Group, Inc.	60,900	383,760
Kyushu Railway Co.	21,500	439,595
LaSalle Logiport REIT	246	241,258
Lasertec Corp.	11,000	1,816,982
Lawson, Inc.	6,800	328,620
Lion Corp.	40,300	386,747
LIXIL Group Corp.	38,700	424,348
LY Corp.	368,600	939,741
M3, Inc.	59,700	919,451
Mabuchi Motor Co. Ltd.	7,800	222,842
Makita Corp.	38,600	997,689
Marubeni Corp.	235,300	3,440,504
Marui Group Co. Ltd.	25,700	406,398
Maruichi Steel Tube Ltd.	10,300	255,609
MatsukiyoCocokara & Co.	51,700	906,911
Mazda Motor Corp.	83,200	804,210
McDonald's Holdings Co. (Japan) Ltd. (b)	11,800	459,112
Mebuki Financial Group, Inc.	153,000	463,164
Medipal Holdings Corp.	28,700	482,533
Meiji Holdings Co. Ltd.	38,000	935,333
Mercari, Inc. (a)	15,800	317,097
Minebea Mitsumi, Inc.	59,100	926,647
Misumi Group, Inc.	39,500	597,977
Mitsubishi Chemical Holdings Corp.	197,000	1,114,745
Mitsubishi Corp.	199,100	9,281,158
Mitsubishi Electric Corp.	297,400	3,410,140
Mitsubishi Estate Co. Ltd.	183,200	2,345,019
Mitsubishi Gas Chemical Co., Inc.	29,100	393,312
Mitsubishi Heavy Industries Ltd.	46,700	2,405,269
Mitsubishi Logistics Corp.	10,000	261,599
Mitsubishi Materials Corp.	18,600	298,895
Mitsubishi Motors Corp. of Japan	95,400	311,631
Mitsubishi UFJ Financial Group, Inc.	1,756,600	14,736,376
Mitsubishi UFJ Lease & Finance Co. Ltd.	134,100	884,018
Mitsui & Co. Ltd.	213,900	7,774,019
Mitsui Chemicals, Inc.	26,400	665,398
Mitsui Fudosan Co. Ltd.	129,600	2,809,062
Mitsui Fudosan Logistics Park, Inc.	80	241,859
Mitsui High-Tec, Inc.	3,200	135,112
Mitsui OSK Lines Ltd.	50,300	1,298,611
Miura Co. Ltd.	15,600	302,469
Mizuho Financial Group, Inc.	351,540	5,968,583
MonotaRO Co. Ltd.	33,300	266,133
Mori Hills REIT Investment Corp.	224	209,652
Morinaga & Co. Ltd.	5,900	212,779
MS&AD Insurance Group Holdings, Inc.	61,300	2,246,065
Murata Manufacturing Co. Ltd.	261,100	4,472,481
Nabtesco Corp.	17,100	302,870
Nagase & Co. Ltd.	15,700	237,841
Nagoya Railroad Co. Ltd.	27,300	382,167
Nankai Electric Railway Co. Ltd.	15,900	304,513
NEC Corp.	37,600	1,810,464
Net One Systems Co. Ltd.	12,100	184,681
Nexon Co. Ltd.	62,400	1,144,993
NGK Insulators Ltd.	36,300	443,523
NH Foods Ltd.	14,400	432,046
NHK Spring Co. Ltd.	27,400	193,883
Nichirei Corp.	18,700	404,744
Nidec Corp.	72,700	2,666,712
Nifco, Inc.	12,400	290,807
Nihon Kohden Corp.	12,200	288,149
Nihon M&A Center Holdings, Inc.	40,600	185,432
Nikon Corp.	45,200	429,148
Nintendo Co. Ltd.	161,800	6,684,679
Nippon Accommodations Fund, Inc.	73	294,102
Nippon Building Fund, Inc.	234	940,196
Nippon Express Holdings, Inc.	11,400	585,908
Nippon Kayaku Co. Ltd.	22,000	188,991
Nippon Paint Holdings Co. Ltd.	147,400	990,987
Nippon Sanso Holdings Corp.	29,300	738,902
Nippon Shinyaku Co. Ltd.	8,600	348,782
Nippon Shokubai Co. Ltd.	5,000	185,710
Nippon Steel & Sumitomo Metal Corp.	131,600	2,838,462
Nippon Telegraph & Telephone Corp.	4,135,200	4,866,203
Nippon Yusen KK	70,700	1,729,835
Nishi-Nippon Railroad Co. Ltd.	11,500	185,803
Nissan Chemical Corp.	19,500	795,311
Nissan Motor Co. Ltd.	326,200	1,255,212
Nisshin Seifun Group, Inc.	36,300	547,542
Nissin Food Holdings Co. Ltd.	11,500	1,000,600
Niterra Co. Ltd.	23,700	530,472
Nitori Holdings Co. Ltd.	12,000	1,299,538
Nitto Denko Corp.	20,700	1,339,410
NOF Corp.	11,500	453,686
Nomura Holdings, Inc.	407,300	1,573,566
Nomura Real Estate Holdings, Inc.	16,000	373,697
Nomura Real Estate Master Fund, Inc.	645	711,731
Nomura Research Institute Ltd.	64,200	1,685,247
NSK Ltd.	68,600	369,234
NTT Data Corp.	81,600	1,006,121
Obayashi Corp.	99,800	854,868
OBIC Co. Ltd.	9,100	1,345,129
Odakyu Electric Railway Co. Ltd.	51,000	726,053
Oji Holdings Corp.	140,100	599,191
Olympus Corp.	174,700	2,333,180
OMRON Corp.	28,500	1,021,076
Ono Pharmaceutical Co. Ltd.	67,300	1,162,237
Open House Group Co. Ltd.	9,900	326,308
Oracle Corp. Japan	4,500	319,229
Oriental Land Co. Ltd.	161,100	5,210,839
ORIX Corp.	161,700	2,940,733
ORIX JREIT, Inc.	384	441,317
Osaka Gas Co. Ltd.	57,500	1,084,323
Otsuka Corp.	16,300	653,542
Otsuka Holdings Co. Ltd.	77,100	2,594,104
Pan Pacific International Holdings Ltd.	73,700	1,427,264
Panasonic Holdings Corp.	339,800	2,981,233
Park24 Co. Ltd. (a)	18,700	210,671
Penta-Ocean Construction Co. Ltd.	39,600	232,805
PeptiDream, Inc. (a)	13,600	99,142
Persol Holdings Co. Ltd.	249,000	373,355
Pigeon Corp.	17,900	190,060
Rakuten Group, Inc.	204,600	756,799
Recruit Holdings Co. Ltd.	234,800	6,732,352
Relo Group, Inc.	15,800	156,643
Renesas Electronics Corp. (a)	198,000	2,600,853
Rengo Co. Ltd.	35,200	233,110
Resona Holdings, Inc.	328,200	1,753,678
Resonac Holdings Corp.	25,900	419,871
Ricoh Co. Ltd.	84,400	684,071
Rinnai Corp.	17,100	314,117
ROHM Co. Ltd.	48,800	781,872
Rohto Pharmaceutical Co. Ltd.	30,100	702,272
Ryohin Keikaku Co. Ltd.	38,900	548,462
Sankyu, Inc.	8,200	246,904
Sanrio Co. Ltd.	9,100	387,510
Santen Pharmaceutical Co. Ltd.	52,100	451,892
Sanwa Holdings Corp.	31,200	420,958
Sapporo Holdings Ltd.	10,900	383,747
SBI Holdings, Inc. Japan	33,500	720,751
Screen Holdings Co. Ltd.	13,200	613,696
SCSK Corp.	21,600	368,718
Secom Co. Ltd.	29,100	2,021,136
Sega Sammy Holdings, Inc.	22,900	358,146
Seibu Holdings, Inc.	36,700	358,356
Seiko Epson Corp.	45,300	628,908
Seino Holdings Co. Ltd.	22,400	325,829
Sekisui Chemical Co. Ltd.	58,600	802,637
Sekisui House (REIT), Inc.	615	323,906
Sekisui House Ltd.	91,700	1,795,738
Seven & i Holdings Co. Ltd.	110,500	4,048,578
Seven Bank Ltd.	100,800	199,586
SG Holdings Co. Ltd.	67,200	952,534
Sharp Corp. (a)	38,700	241,961
SHIFT, Inc. (a)	1,700	308,447
Shimadzu Corp.	38,100	900,924
Shimamura Co. Ltd.	3,300	325,676
SHIMANO, Inc.	11,400	1,640,530
SHIMIZU Corp.	87,500	622,693
Shin-Etsu Chemical Co. Ltd.	280,200	8,378,927
Shinko Electric Industries Co. Ltd.	9,200	295,402
Shionogi & Co. Ltd.	38,800	1,806,708
Ship Healthcare Holdings, Inc.	10,700	165,198
Shiseido Co. Ltd.	55,300	1,753,866
Shizuoka Financial Group	77,400	658,191
SHO-BOND Holdings Co. Ltd.	6,800	267,805
Skylark Holdings Co. Ltd. (a)	30,600	451,466
SMC Corp.	8,400	3,878,810
SoftBank Corp.	391,000	4,420,985
SoftBank Group Corp.	144,500	5,917,863
Sohgo Security Services Co., Ltd.	60,500	354,301
Sojitz Corp.	30,340	630,022
Sompo Holdings, Inc.	48,000	2,079,358
Sony Group Corp.	174,600	14,516,050
Sotetsu Holdings, Inc.	13,800	243,597
Square Enix Holdings Co. Ltd.	12,400	411,950
Stanley Electric Co. Ltd.	20,800	332,688
Subaru Corp.	84,900	1,469,644
Sugi Holdings Co. Ltd.	4,900	198,344
Sumco Corp.	48,400	625,432
Sumitomo Chemical Co. Ltd.	230,200	585,114
Sumitomo Corp.	169,500	3,331,976
Sumitomo Electric Industries Ltd.	109,600	1,150,606
Sumitomo Forestry Co. Ltd.	27,100	639,870
Sumitomo Heavy Industries Ltd.	17,300	395,993
Sumitomo Metal Mining Co. Ltd.	37,800	1,061,876
Sumitomo Mitsui Financial Group, Inc.	185,200	8,928,118
Sumitomo Mitsui Trust Holdings, Inc.	50,800	1,904,838
Sumitomo Realty & Development Co. Ltd.	65,600	1,646,162
Sumitomo Rubber Industries Ltd.	26,500	268,832
Sundrug Co. Ltd.	9,400	255,605
Suntory Beverage & Food Ltd.	17,600	529,638
Suzuken Co. Ltd.	9,600	294,046
Suzuki Motor Corp.	68,000	2,639,217
Sysmex Corp.	22,100	1,058,652
T&D Holdings, Inc.	75,900	1,353,997
Taiheiyo Cement Corp.	17,100	293,054
Taisei Corp.	26,100	885,122
Taisho Pharmaceutical Holdings Co. Ltd.	8,100	320,744
Taiyo Yuden Co. Ltd.	18,300	410,258
Takara Holdings, Inc.	29,200	243,402
Takashimaya Co. Ltd.	22,000	299,182
Takeda Pharmaceutical Co. Ltd.	219,084	5,946,980
TDK Corp.	53,700	2,009,197
TechnoPro Holdings, Inc.	15,100	299,144
Teijin Ltd.	27,400	248,000
Terumo Corp.	103,200	2,823,365
The Hachijuni Bank Ltd.	71,200	405,493
THK Co. Ltd.	17,100	305,605
TIS, Inc.	30,300	648,870
Tobu Railway Co. Ltd.	29,100	700,421
Toho Co. Ltd.	17,500	597,854
Toho Gas Co. Ltd.	14,100	242,821
Tohoku Electric Power Co., Inc.	69,800	435,839
Tokai Carbon Co. Ltd.	28,700	220,241
Tokio Marine Holdings, Inc.	277,200	6,201,584
Tokyo Century Corp.	6,700	258,142
Tokyo Electric Power Co., Inc. (a)	110,400	467,184
Tokyo Electron Ltd.	65,300	8,628,591
Tokyo Gas Co. Ltd.	55,700	1,250,864
Tokyo Ohka Kogyo Co. Ltd.	5,600	323,573
Tokyo Tatemono Co. Ltd.	29,700	394,366
Tokyu Corp.	86,300	974,244
Tokyu Fudosan Holdings Corp.	82,500	480,672
Toppan Holdings, Inc.	45,600	1,051,713
Toray Industries, Inc.	225,300	1,089,965
Toshiba Corp.	12,400	376,968
Tosoh Corp.	45,300	554,663
Toto Ltd.	21,400	515,989
Toyo Seikan Group Holdings Ltd.	21,400	359,787
Toyo Suisan Kaisha Ltd.	13,900	641,220
Toyo Tire Corp.	17,300	256,959
Toyota Industries Corp.	26,200	1,941,806
Toyota Motor Corp.	1,716,600	30,029,770
Toyota Tsusho Corp.	32,700	1,740,827
Trend Micro, Inc.	19,600	738,619
Tsumura & Co.	9,300	166,408
Tsuruha Holdings, Inc.	5,300	389,321
Ube Corp.	14,200	218,663
Ulvac, Inc.	6,300	216,652
Unicharm Corp.	60,700	2,062,518
United Urban Investment Corp.	426	429,480
Ushio, Inc.	16,300	198,785
USS Co. Ltd.	30,600	534,854
Welcia Holdings Co. Ltd.	14,000	232,061
West Japan Railway Co.	33,600	1,280,649
Yakult Honsha Co. Ltd.	42,100	992,084
Yamada Holdings Co. Ltd.	83,000	262,493
Yamaguchi Financial Group, Inc.	33,500	307,445
Yamaha Corp.	23,200	619,670
Yamaha Motor Co. Ltd.	48,400	1,182,744
Yamato Holdings Co. Ltd.	46,300	771,174
Yamazaki Baking Co. Ltd.	23,100	489,061
Yaskawa Electric Corp.	36,900	1,207,853
Yokogawa Electric Corp.	32,400	588,229
Yokohama Rubber Co. Ltd.	18,000	332,633
Zenkoku Hosho Co. Ltd.	6,700	214,254
Zensho Holdings Co. Ltd.	12,400	651,767
Zeon Corp.	26,400	218,208
ZOZO, Inc.	16,800	319,448
TOTAL JAPAN		554,012,081
Jordan - 0.0%
Hikma Pharmaceuticals PLC	23,968	553,943
Korea (South) - 3.5%
Advanced Nano Products Co. Ltd.	1,225	108,865
AfreecaTV Co. Ltd.	925	45,991
Alteogen, Inc.	5,017	232,371
AMOREPACIFIC Corp.	3,740	350,539
AMOREPACIFIC Group, Inc.	4,731	100,353
BGF Retail Co. Ltd.	1,377	140,606
Bioneer Corp. (a)	2,875	67,660
BNK Financial Group, Inc.	37,089	186,398
Celltrion Healthcare Co. Ltd.	13,675	675,439
Celltrion Pharm, Inc.	2,532	118,948
Celltrion, Inc.	16,026	1,777,104
Cheil Worldwide, Inc.	9,535	140,189
Chunbo Co. Ltd.	655	48,156
CJ CheilJedang Corp.	1,093	228,640
CJ Corp.	2,025	126,125
CJ ENM Co. Ltd. (a)	1,525	58,886
CJ Logistics Corp.	1,491	83,702
Cosmax, Inc. (a)	1,218	122,282
Cosmo AM&T Co. Ltd. (a)	3,234	336,201
Cosmo AM&T Co. Ltd. rights 11/7/23 (a)	150	1,841
Cosmochemical Co. Ltd. (a)	4,292	100,037
Coupang, Inc. Class A (a)	158,231	2,689,927
Coway Co. Ltd.	7,459	238,340
CS Wind Corp.	3,886	131,665
Daeduck Electronics Co. Ltd.	4,750	70,631
Daejoo Electronic Materials Co. Ltd.	1,469	75,296
Daewoo Engineering & Construction Co. Ltd. (a)	27,945	81,408
DB HiTek Co. Ltd.	5,044	181,826
Db Insurance Co. Ltd.	6,720	436,548
Delivery Hero AG (a)(c)	27,625	700,643
DGB Financial Group Co. Ltd.	23,590	137,190
DL E&C Co. Ltd.	4,223	107,178
Dongjin Semichem Co. Ltd.	4,354	97,036
Dongkuk CM Co. Ltd.	2,408	12,365
Dongkuk Steel Mill Co. Ltd.	1,283	8,187
Dongkuk Steel Mill Co. Ltd.	3,996	31,234
Doosan Bobcat, Inc.	7,513	215,536
Doosan Co. Ltd.	1,584	87,261
Doosan Fuel Cell Co. Ltd. (a)	4,950	60,335
Doosan Heavy Industries & Construction Co. Ltd. (a)	62,260	619,438
Douzone Bizon Co. Ltd.	2,134	43,215
E-Mart, Inc.	2,429	130,760
Ecopro BM Co. Ltd. (b)	6,366	929,948
Ecopro Co. Ltd. (b)	2,692	1,242,060
EO Technics Co. Ltd.	1,095	113,392
F&F Co. Ltd.	2,581	178,660
Fila Holdings Corp.	5,660	149,650
Foosung Co. Ltd.	6,152	45,595
Green Cross Corp.	736	52,383
GS Engineering & Construction Corp.	9,294	90,834
GS Holdings Corp.	6,829	199,124
GS Retail Co. Ltd.	5,350	96,234
Hana Financial Group, Inc.	40,979	1,189,771
Hana Tour Service, Inc. (a)	1,756	57,159
HanAll BioPharma Co. Ltd. (a)	4,785	103,637
Hanjin Kal Corp.	5,048	159,165
Hankook Tire Co. Ltd.	10,109	286,383
Hanmi Pharm Co. Ltd.	893	186,437
Hanmi Science Co. Ltd.	5,353	125,618
Hanmi Semiconductor Co. Ltd.	7,598	297,267
Hanon Systems	20,525	104,578
Hansol Chemical Co. Ltd.	1,281	142,742
Hanwha Aerospace Co. Ltd.	4,539	340,741
Hanwha Corp.	7,078	116,417
Hanwha Life Insurance Co. Ltd. (a)	40,931	83,987
Hanwha Ocean Co. Ltd. (a)(b)	8,809	153,826
Hanwha Ocean Co. Ltd. rights 11/9/23 (a)	1,780	2,303
Hanwha Solutions Corp. (a)	15,722	334,386
Hanwha Systems Co. Ltd.	9,598	90,393
HD Hyundai Co. Ltd.	6,144	261,300
HD Hyundai Heavy Industries Co. Ltd. (a)	2,594	196,388
Hd Hyundai Infracore Co. Ltd.	16,797	83,220
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6,499	435,327
Hite Jinro Co. Ltd.	4,195	66,013
HL Mando Co. Ltd.	4,182	101,694
HLB, Inc.	16,268	349,988
HMM Co. Ltd.	50,152	542,406
Hotel Shilla Co.	4,611	213,039
HUGEL, Inc. (a)	785	82,697
HYBE Co. Ltd. (a)	2,576	418,915
Hyosung Advanced Materials Co.	351	92,945
Hyosung TNC Co. Ltd.	344	91,039
Hyundai Bioscience Co. Ltd. (a)	4,540	125,607
Hyundai Department Store Co. Ltd.	1,691	66,872
Hyundai Elevator Co. Ltd.	3,097	99,020
Hyundai Engineering & Construction Co. Ltd.	9,603	237,809
Hyundai Glovis Co. Ltd.	3,146	398,670
Hyundai Marine & Fire Insurance Co. Ltd.	8,144	189,693
Hyundai Mipo Dockyard Co. Ltd. (a)	3,128	160,955
Hyundai Mobis	8,762	1,354,914
Hyundai Motor Co. Ltd.	19,364	2,435,941
Hyundai Rotem Co. Ltd. (a)	9,926	171,355
Hyundai Steel Co.	11,875	288,353
Hyundai Wia Corp.	2,121	88,162
Industrial Bank of Korea	44,143	364,785
JB Financial Group Co. Ltd.	14,778	110,376
JYP Entertainment Corp.	3,837	291,638
Kakao Corp.	41,879	1,178,645
Kakao Games Corp. (a)	6,188	107,244
Kakao Pay Corp. (a)	3,126	79,575
KakaoBank Corp.	47,562	642,715
Kangwon Land, Inc.	15,698	170,675
KB Financial Group, Inc.	51,968	1,977,994
KCC Corp.	541	95,208
KEPCO E&C	1,921	74,500
KEPCO Plant Service & Engineering Co. Ltd.	3,214	77,648
Kia Corp.	35,070	2,000,630
Kiwoom Securities Co. Ltd.	1,898	113,311
Koh Young Technology, Inc.	7,349	60,135
Kolon Industries, Inc.	2,528	81,542
Korea Aerospace Industries Ltd.	9,717	319,261
Korea Electric Power Corp. (a)	35,653	445,604
Korea Gas Corp. (a)	4,105	69,463
Korea Investment Holdings Co. Ltd.	5,575	208,105
Korea Petro Chemical Industries Co. Ltd.	536	63,222
Korea Zinc Co. Ltd.	1,899	658,960
Korean Air Lines Co. Ltd.	25,116	381,578
Korean Reinsurance Co.	13,195	86,661
KRAFTON, Inc. (a)	4,558	554,033
KT&G Corp.	14,283	899,683
Kum Yang Co. Ltd. (a)	4,502	293,814
Kumho Petro Chemical Co. Ltd.	2,401	225,327
L&F Co. Ltd.	3,466	336,648
Leeno Industrial, Inc.	1,378	140,813
LegoChem Biosciences, Inc. (a)	3,289	90,153
LG Chemical Ltd.	6,474	2,118,658
LG Corp.	15,469	884,118
LG Display Co. Ltd. (a)	29,962	270,716
LG Electronics, Inc.	15,082	1,117,169
LG Energy Solution (a)	5,513	1,578,062
LG H & H Co. Ltd.	1,275	298,473
LG Innotek Co. Ltd.	1,882	311,897
LG Uplus Corp.	29,664	221,994
Lotte Chemical Corp.	2,502	271,307
Lotte Confectionery Co. Ltd.	5,518	106,263
Lotte Energy Materials Corp.	3,083	88,190
Lotte Fine Chemical Co. Ltd.	1,855	76,941
Lotte Shopping Co. Ltd.	1,410	75,293
LS Corp.	2,462	142,935
LS Electric Co. Ltd.	2,064	98,040
LX International Corp.	3,292	60,707
Lx Semicon Co. Ltd.	1,546	82,456
Medytox, Inc.	653	99,752
Meritz Financial Holdings Co.	15,308	568,883
Mirae Asset Securities Co. Ltd.	33,890	165,771
Naturecell Co. Ltd. (a)	6,871	35,760
NAVER Corp.	20,905	2,918,253
NCSOFT Corp.	2,185	376,936
Netmarble Corp. (a)(c)	3,202	91,790
NH Investment & Securities Co. Ltd.	18,838	134,952
NongShim Co. Ltd.	481	157,964
Oci Co. Ltd.	803	62,046
Oci Holdings Co. Ltd.	1,772	127,841
Orion Corp./Republic of Korea	3,473	306,923
Pan Ocean Co., Ltd. (Korea)	32,842	104,696
Paradise Co. Ltd. (a)	6,116	66,442
Pearl Abyss Corp. (a)	4,107	150,240
People & Technology, Inc.	2,715	99,401
POSCO	10,305	3,149,944
POSCO Chemtech Co. Ltd. (b)	4,281	753,292
Posco International Corp.	6,341	236,170
S-Oil Corp.	5,630	277,443
S.M. Entertainment Co. Ltd.	1,590	119,065
S1 Corp.	2,449	98,835
Sam Chun Dang Pharm Co. Ltd. (a)	1,826	83,093
Samsung Biologics Co. Ltd. (a)(c)	2,564	1,345,914
Samsung C&T Corp.	12,157	959,777
Samsung Card Co. Ltd.	2,798	64,889
Samsung Electro-Mechanics Co. Ltd.	7,666	707,756
Samsung Electronics Co. Ltd.	708,998	35,237,975
Samsung Engineering Co. Ltd. (a)	22,036	387,801
Samsung Fire & Marine Insurance Co. Ltd.	4,531	865,145
Samsung Heavy Industries Co. Ltd. (a)	97,612	494,109
Samsung Life Insurance Co. Ltd.	13,027	696,423
Samsung SDI Co. Ltd.	7,239	2,288,722
Samsung SDS Co. Ltd.	5,468	559,666
Samsung Securities Co. Ltd.	8,814	230,552
SD Biosensor, Inc.	5,624	40,126
Seegene, Inc.	5,148	72,817
Shinhan Financial Group Co. Ltd.	68,209	1,750,660
Shinsegae Co. Ltd.	915	114,435
SK Biopharmaceuticals Co. Ltd. (a)	3,892	217,483
SK Bioscience Co. Ltd. (a)	3,218	144,619
SK Chemicals Co. Ltd.	1,309	54,720
SK Hynix, Inc.	74,592	6,468,125
SK IE Technology Co. Ltd. (a)(c)	3,858	169,866
SK Innovation Co., Ltd.	7,809	710,381
SK Square Co. Ltd. (a)	13,716	432,755
SK, Inc.	5,097	536,585
SKC Co. Ltd.	2,581	150,718
SOLUM Co. Ltd. (a)	5,424	116,362
Solus Advanced Materials Co. Lt	2,338	38,021
Soulbrain Co. Ltd.	578	99,663
Ssangyong Cement Industrial Co. Ltd.	17,076	70,375
ST Pharm Co. Ltd.	1,399	70,497
Studio Dragon Corp. (a)	1,551	56,211
Taihan Electric Wire Co. Ltd. (a)	10,260	84,514
WeMade Entertainment Co. Ltd.	2,537	74,048
WONIK IPS Co. Ltd.	4,458	99,529
Woori Financial Group, Inc.	89,748	791,547
Youngone Corp.	2,963	118,935
Yuhan Corp.	7,336	312,257
TOTAL KOREA (SOUTH)		113,453,999
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	207,031	351,909
Boubyan Bank KSC	180,101	341,054
Gulf Bank	303,744	232,630
Gulf Bank rights 11/12/23 (a)	23,578	488
Kuwait Finance House KSCP	1,245,673	2,753,402
Mabanee Co. SAKC	85,799	228,742
Mobile Telecommunication Co.	287,129	446,305
National Bank of Kuwait	1,097,178	3,109,469
National Industries Group Holding SAK	284,016	163,370
TOTAL KUWAIT		7,627,369
Luxembourg - 0.1%
Aperam SA	5,975	165,324
ArcelorMittal SA (Netherlands)	63,807	1,409,696
Eurofins Scientific SA	17,899	905,849
RTL Group SA (b)	5,149	179,571
SES SA (France) (depositary receipt)	46,224	269,247
TOTAL LUXEMBOURG		2,929,687
Macau - 0.1%
Galaxy Entertainment Group Ltd.	277,000	1,557,146
Sands China Ltd. (a)	334,800	901,298
TOTAL MACAU		2,458,444
Malaysia - 0.5%
AMMB Holdings Bhd	320,200	256,878
Axiata Group Bhd	431,428	197,396
CelcomDigi Bhd	470,600	421,567
CIMB Group Holdings Bhd	1,030,796	1,234,993
Dialog Group Bhd	539,300	243,327
Gamuda Bhd	367,816	361,429
Genting Bhd	306,900	259,694
Genting Malaysia Bhd	385,300	195,793
Hong Leong Bank Bhd	107,000	435,683
IHH Healthcare Bhd	424,600	534,484
Inari Amertron Bhd	449,400	269,441
IOI Corp. Bhd	439,500	362,627
Kuala Lumpur Kepong Bhd	75,920	350,458
Malayan Banking Bhd	1,014,195	1,920,437
Malaysia Airports Holdings Bhd	153,191	237,677
Maxis Bhd	340,900	283,455
MISC Bhd	190,200	289,556
MR DIY Group M Sdn Bhd (c)	548,800	170,503
Nestle (Malaysia) Bhd	8,700	226,097
Petronas Chemicals Group Bhd	400,700	617,882
Petronas Dagangan Bhd	49,300	238,670
Petronas Gas Bhd	133,300	485,548
PPB Group Bhd	99,000	318,259
Press Metal Aluminium Holdings	534,400	552,397
Public Bank Bhd	2,089,800	1,825,235
QL Resources Bhd	154,700	179,545
RHB Bank Bhd	285,417	334,310
Sime Darby Bhd	446,500	214,596
Sime Darby Plantation Bhd	515,867	470,280
Telekom Malaysia Bhd	282,630	300,867
Tenaga Nasional Bhd	389,400	809,199
Top Glove Corp. Bhd (a)	765,900	116,585
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	162
TOTAL MALAYSIA		14,715,030
Malta - 0.0%
Kindred Group PLC (depository receipt)	31,153	254,695
Mexico - 0.7%
Alfa SA de CV Series A	448,400	279,551
America Movil S.A.B. de CV Series L	2,886,800	2,384,184
Arca Continental S.A.B. de CV	65,300	585,559
Banco del Bajio SA (c)	102,900	314,938
Borr Drilling Ltd. (a)	25,920	161,029
CEMEX S.A.B. de CV unit (a)	2,100,000	1,261,468
Coca-Cola FEMSA S.A.B. de CV unit	72,830	552,577
Fibra Uno Administracion SA de CV	389,100	590,696
Fomento Economico Mexicano S.A.B. de CV unit	254,600	2,881,673
Gruma S.A.B. de CV Series B	24,815	431,816
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	54,300	633,415
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	25,420	547,836
Grupo Aeroportuario Norte S.A.B. de CV	38,200	291,612
Grupo Bimbo S.A.B. de CV Series A	208,100	846,990
Grupo Carso SA de CV Series A1	75,100	478,867
Grupo Elektra SA de CV	7,740	495,297
Grupo Financiero Banorte S.A.B. de CV Series O	342,500	2,779,666
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	245,700	506,691
Grupo Mexico SA de CV Series B	430,500	1,755,764
Grupo Televisa SA de CV	351,700	161,327
Industrias Penoles SA de CV (a)	26,190	292,377
Kimberly-Clark de Mexico SA de CV Series A	189,400	347,200
Orbia Advance Corp. S.A.B. de CV	133,800	216,778
Promotora y Operadora de Infraestructura S.A.B. de CV	27,650	226,335
Ternium SA sponsored ADR	6,535	244,997
Wal-Mart de Mexico SA de CV Series V	677,500	2,424,931
TOTAL MEXICO		21,693,574
Netherlands - 3.4%
Adyen BV (a)(c)	4,294	2,896,243
Akzo Nobel NV	23,497	1,572,781
Argenx SE (a)	8,105	3,812,443
ASM International NV (Netherlands)	6,366	2,616,883
ASML Holding NV (Netherlands)	55,815	33,551,536
Euronext NV (c)	13,777	959,196
EXOR NV	14,365	1,230,256
Heineken Holding NV	13,994	1,063,146
Heineken NV (Bearer)	35,116	3,154,942
IMCD NV	7,896	948,265
ING Groep NV (Certificaten Van Aandelen)	501,229	6,426,021
Koninklijke Ahold Delhaize NV	135,163	4,004,447
Koninklijke KPN NV	464,003	1,559,597
Koninklijke Philips Electronics NV	128,643	2,447,108
NN Group NV	40,764	1,307,399
Randstad NV	17,334	895,780
Shell PLC (London)	927,236	29,881,898
Stellantis NV (Italy)	306,337	5,704,779
Universal Music Group NV	105,566	2,585,188
Wolters Kluwer NV	35,662	4,569,583
TOTAL NETHERLANDS		111,187,491
New Zealand - 0.2%
Auckland International Airport Ltd.	180,559	772,301
Chorus Ltd.	62,906	263,123
Contact Energy Ltd.	108,638	493,485
Fisher & Paykel Healthcare Corp.	80,407	975,306
Fletcher Building Ltd.	107,362	270,575
Infratil Ltd.	114,614	656,284
Mainfreight Ltd.	11,915	397,701
Mercury Nz Ltd.	93,936	323,134
Meridian Energy Ltd.	171,574	483,214
Spark New Zealand Ltd.	253,478	735,878
The a2 Milk Co. Ltd. (a)	101,534	247,310
Xero Ltd. (a)	19,412	1,327,145
TOTAL NEW ZEALAND		6,945,456
Norway - 0.5%
Aker ASA (A Shares)	3,301	197,984
Aker BP ASA	42,941	1,234,305
AutoStore Holdings Ltd. (a)(c)	123,831	136,568
DNB Bank ASA	124,672	2,246,584
Entra ASA (c)	9,883	77,102
Equinor ASA	137,257	4,601,296
Europris ASA (c)	23,405	132,519
Frontline PLC	19,726	440,221
Gjensidige Forsikring ASA	25,546	382,586
Kongsberg Gruppen ASA	12,324	503,068
Leroy Seafood Group ASA	37,516	148,439
Mowi ASA	61,935	1,005,180
Nordic VLSI ASA (a)	23,978	193,525
Norsk Hydro ASA	186,648	1,064,399
Orkla ASA	105,501	726,639
Salmar ASA	9,867	467,075
Schibsted ASA:
(A Shares)	9,853	196,867
(B Shares)	13,570	251,455
Sparebank 1 Sr Bank ASA (primary capital certificate)	23,883	259,120
Sparebanken Midt-Norge	17,252	209,107
Storebrand ASA (A Shares)	63,319	527,935
Telenor ASA	87,280	891,868
TGS ASA	17,354	236,442
Tomra Systems ASA	32,481	256,744
TOTAL NORWAY		16,387,028
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	33,718	273,116
Credicorp Ltd. (United States)	9,419	1,176,998
TOTAL PERU		1,450,114
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	315,370	254,004
ACEN Corp.	1,269,102	118,486
Ayala Corp.	33,520	357,537
Ayala Land, Inc.	841,700	413,177
Bank of the Philippine Islands (BPI)	270,396	478,264
BDO Unibank, Inc.	293,080	658,150
Globe Telecom, Inc.	4,158	128,770
International Container Terminal Services, Inc.	112,680	398,281
JG Summit Holdings, Inc.	409,245	264,823
Jollibee Food Corp.	60,480	218,104
Manila Electric Co.	40,910	255,484
Metropolitan Bank & Trust Co.	244,564	224,977
Monde Nissin Corp. (c)	997,100	143,889
PLDT, Inc.	11,990	255,595
SM Investments Corp.	68,240	962,167
SM Prime Holdings, Inc.	1,607,600	848,530
Universal Robina Corp.	122,990	236,542
TOTAL PHILIPPINES		6,216,780
Poland - 0.3%
Allegro.eu SA (a)(c)	57,093	408,674
Bank Polska Kasa Opieki SA	24,363	738,632
CD Projekt RED SA	9,520	237,319
Dino Polska SA (a)(c)	6,697	633,600
Grupa Kety SA	1,344	226,550
InPost SA (a)	28,598	282,261
KGHM Polska Miedz SA (Bearer)	18,665	497,417
Kruk SA	2,437	269,270
LPP SA	147	473,242
Orange Polska SA	89,893	166,552
Orlen SA	80,470	1,270,463
PGE Polska Grupa Energetyczna SA (a)	120,846	209,384
Powszechna Kasa Oszczednosci Bank SA (a)	119,490	1,234,602
Powszechny Zaklad Ubezpieczen SA	80,071	905,065
Santander Bank Polska SA (a)	4,584	496,703
TOTAL POLAND		8,049,734
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,039,738	318,603
Energias de Portugal SA	413,673	1,737,698
Galp Energia SGPS SA Class B	62,026	932,598
Jeronimo Martins SGPS SA	38,154	879,275
NOS SGPS	23,519	85,954
REN - Redes Energeticas Nacionais SGPS SA	45,779	119,159
TOTAL PORTUGAL		4,073,287
Qatar - 0.2%
Barwa Real Estate Co. (a)	279,620	194,298
Industries Qatar QSC (a)	259,856	872,134
Masraf al Rayan	928,318	535,421
Mesaieed Petrochemical Holding Co. (a)	594,690	259,697
Qatar Electricity & Water Co. (a)	74,871	340,117
Qatar Fuel Co. (a)	89,098	363,391
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	376,759	364,238
Qatar International Islamic Bank QSC (a)	157,508	400,151
Qatar Islamic Bank	229,308	1,095,842
Qatar National Bank SAQ	612,003	2,502,808
The Commercial Bank of Qatar (a)	432,177	608,443
TOTAL QATAR		7,536,540
Romania - 0.0%
NEPI Rockcastle PLC	67,892	366,681
Russia - 0.0%
Alrosa Co. Ltd. (d)	280,800	46,726
Gazprom OAO (d)	1,373,390	143,746
LUKOIL PJSC (d)	41,065	12,714
Magnit OJSC (d)	8,984	185
MMC Norilsk Nickel PJSC (a)(d)	6,814	45,328
Mobile TeleSystems OJSC sponsored ADR (a)(d)	50,085	49,884
Novatek PJSC (d)	110,726	3,093
Polyus PJSC (a)(d)	3,653	8,593
Sberbank of Russia (d)	1,236,820	7,606
Severstal PAO (a)(d)	21,400	478
Surgutneftegas OJSC (d)	1,002,400	12,269
Tatneft PAO (d)	175,192	21,795
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	27,969
Yandex NV Series A (a)(d)	37,320	406,788
TOTAL RUSSIA		787,174
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	63,047	218,806
ACWA Power Co.	18,220	1,102,447
Advanced Petrochemicals Co.	17,298	171,984
Al Rajhi Bank	271,278	4,851,997
Alinma Bank	135,831	1,191,182
Almarai Co. Ltd.	31,867	474,828
Arabian Internet and Communications Services Co. Ltd.	3,397	283,234
Bank Al-Jazira (a)	55,380	241,501
Bank Albilad	67,791	672,200
Banque Saudi Fransi	82,298	786,433
Dar Al Arkan Real Estate Development Co. (a)	73,236	294,771
Dr Sulaiman Al Habib Medical Services Group Co.	11,670	783,890
Elm Co.	3,656	683,332
Emaar The Economic City (a)	77,086	150,408
Etihad Etisalat Co.	51,321	630,637
Jarir Marketing Co.	81,384	314,117
Mobile Telecommunications Co. Saudi Arabia	60,502	222,552
Mouwasat Medical Services Co.	13,022	347,105
Nahdi Medical Co.	5,627	212,685
National Industrialization Co. (a)	42,531	131,733
Riyad Bank	191,010	1,351,774
Sabic Agriculture-Nutrients Co.	32,325	1,152,864
Sahara International Petrochemical Co.	50,540	434,459
Saudi Arabian Mining Co.	168,244	1,614,454
Saudi Awwal Bank	51,668	460,682
Saudi Basic Industries Corp.	124,556	2,556,459
Saudi Cement Co.	10,319	136,703
Saudi Electricity Co.	110,039	522,096
Saudi Industrial Investment Group	52,043	332,378
Saudi Investment Bank/The	67,645	265,055
Saudi Kayan Petrochemical Co. (a)	103,846	292,859
Saudi Research & Marketing Group (a)	5,420	203,705
Saudi Tadawul Group Holding Co.	6,788	300,716
Saudi Telecom Co.	248,508	2,543,637
The Co. for Cooperative Insurance	9,961	320,740
The Saudi National Bank	406,917	3,638,998
The Savola Group	36,447	353,628
Yanbu National Petrochemical Co.	37,250	375,816
TOTAL SAUDI ARABIA		30,622,865
Singapore - 1.1%
CapitaLand Ascendas REIT	494,497	939,567
Capitaland Ascott Trust unit	312,412	205,413
CapitaLand Investment Ltd.	331,473	711,734
CapitaMall Trust	696,638	895,334
City Developments Ltd.	71,600	330,492
ComfortDelgro Corp. Ltd.	291,700	281,743
DBS Group Holdings Ltd.	254,457	6,112,905
Frasers Logistics & Industrial Trust	392,700	298,298
Genting Singapore Ltd.	786,900	494,374
Grab Holdings Ltd. (a)	288,304	885,093
Jardine Cycle & Carriage Ltd.	12,600	259,557
Keppel (REIT) (e)	38,560	22,390
Keppel Corp. Ltd.	192,800	875,186
Keppel DC (REIT)	179,300	221,274
Mapletree Industrial (REIT)	288,254	453,107
Mapletree Logistics Trust (REIT)	461,992	496,110
Mapletree Pan Asia Commercial Trust	322,218	313,166
NetLink NBN Trust	394,400	239,147
Oversea-Chinese Banking Corp. Ltd.	537,722	4,985,283
SATS Ltd. (a)	144,523	259,986
Sea Ltd. ADR (a)	47,630	1,986,171
Seatrium Ltd. (a)	5,775,276	472,990
Sembcorp Industries Ltd.	124,500	417,686
Singapore Airlines Ltd.	183,850	820,938
Singapore Exchange Ltd.	114,200	790,682
Singapore Technologies Engineering Ltd.	211,600	580,897
Singapore Telecommunications Ltd.	981,600	1,705,701
STMicroelectronics NV (Italy)	90,652	3,455,685
Suntec (REIT)	318,000	255,548
United Overseas Bank Ltd.	212,400	4,189,526
UOL Group Ltd.	66,100	284,682
Venture Corp. Ltd.	37,800	322,749
TOTAL SINGAPORE		34,563,414
South Africa - 0.9%
Absa Group Ltd.	118,537	1,080,714
Anglo American Platinum Ltd.	7,718	257,871
Anglo American PLC (United Kingdom)	185,198	4,718,773
Aspen Pharmacare Holdings Ltd.	51,450	467,336
Bid Corp. Ltd.	46,514	986,783
Bidvest Group Ltd./The	46,225	654,305
Capitec Bank Holdings Ltd.	12,540	1,113,471
Clicks Group Ltd.	33,625	495,494
Discovery Ltd.	67,430	465,199
Exxaro Resources Ltd.	34,250	343,575
FirstRand Ltd.	738,184	2,433,482
Foschini Group Ltd./The	44,590	240,947
Gold Fields Ltd.	123,352	1,627,253
Growthpoint Properties Ltd.	455,584	236,867
Harmony Gold Mining Co. Ltd.	75,309	345,282
Impala Platinum Holdings Ltd.	121,362	505,545
Life Healthcare Group Holdings Ltd.	204,296	203,556
Mr Price Group Ltd.	34,029	245,958
MTN Group Ltd.	232,323	1,134,098
MultiChoice Group Ltd. (a)	39,789	149,037
Naspers Ltd. Class N	25,940	4,049,257
Nedbank Group Ltd.	67,132	722,450
Northam Platinum Holdings Ltd.	49,978	301,651
Old Mutual Ltd.	600,658	381,907
OUTsurance Group Ltd.	100,184	216,736
Remgro Ltd.	73,391	567,360
Sanlam Ltd.	241,416	846,753
Sappi Ltd.	80,644	169,661
Sasol Ltd.	79,925	1,010,231
Shoprite Holdings Ltd.	65,576	840,323
Sibanye-Stillwater Ltd.	392,105	500,150
Spar Group Ltd./The	27,933	168,610
Standard Bank Group Ltd.	185,770	1,822,963
Thungela Resources Ltd.	19,454	173,627
Tiger Brands Ltd.	22,526	208,357
Vodacom Group Ltd.	95,137	517,913
Woolworths Holdings Ltd.	125,278	466,427
TOTAL SOUTH AFRICA		30,669,922
Spain - 1.6%
Acciona SA	3,380	425,589
ACS Actividades de Construccion y Servicios SA	27,768	1,003,960
Aena SME SA (c)	10,141	1,467,354
Amadeus IT Holding SA Class A	62,359	3,551,154
Banco Bilbao Vizcaya Argentaria SA	825,881	6,497,400
Banco de Sabadell SA	780,986	967,669
Banco Santander SA (Spain)	2,240,730	8,217,596
Bankinter SA	89,575	565,074
CaixaBank SA	558,802	2,271,833
Cellnex Telecom SA (c)	81,222	2,387,611
EDP Renovaveis SA	41,093	660,469
Enagas SA	32,717	546,789
Endesa SA	43,819	823,672
Grifols SA (a)	30,100	337,120
Grifols SA ADR (a)(b)	14,415	116,617
Iberdrola SA	800,440	8,902,508
Industria de Diseno Textil SA	155,414	5,352,638
Merlin Properties Socimi SA	46,925	390,260
Naturgy Energy Group SA	25,593	723,035
Redeia Corp. SA	56,332	876,490
Repsol SA	176,935	2,588,246
Telefonica SA	797,111	3,078,952
TOTAL SPAIN		51,752,036
Sweden - 2.0%
AAK AB	24,980	474,426
AddTech AB (B Shares)	36,320	531,665
AFRY AB (B Shares)	13,560	142,130
Alfa Laval AB	40,499	1,308,310
ASSA ABLOY AB (B Shares)	136,703	2,913,835
Atlas Copco AB:
(A Shares)	362,979	4,700,223
(B Shares)	210,168	2,354,457
Avanza Bank Holding AB (b)	16,795	282,864
Axfood AB	14,565	321,769
Beijer Ref AB (B Shares)	54,068	511,983
Billerud AB	31,505	292,119
Boliden AB	37,874	969,545
Bravida Holding AB (c)	29,163	182,098
Castellum AB	58,710	560,410
Dometic Group AB (c)	43,720	269,077
Electrolux AB (B Shares)	31,191	261,545
Elekta AB (B Shares)	51,099	347,452
Embracer Group AB (a)(b)	123,506	200,332
Epiroc AB:
(A Shares)	85,862	1,414,553
(B Shares)	54,311	752,694
EQT AB	47,616	865,517
Ericsson (B Shares)	424,528	1,901,771
Essity AB (B Shares)	83,189	1,895,190
Evolution AB (c)	26,483	2,353,291
Fabege AB	33,876	252,072
Fastighets AB Balder (a)	91,804	388,108
Fortnox AB	65,327	258,324
Getinge AB (B Shares)	30,268	543,403
H&M Hennes & Mauritz AB (B Shares)	85,498	1,143,553
Hexagon AB (B Shares)	291,089	2,372,270
HEXPOL AB (B Shares)	36,135	319,511
Holmen AB (B Shares)	12,792	482,116
Hufvudstaden AB (A Shares)	15,232	162,112
Husqvarna AB (B Shares)	48,511	313,340
Industrivarden AB:
(A Shares)	18,768	484,565
(C Shares)	23,686	609,420
Indutrade AB	36,873	651,247
Investment AB Latour (B Shares)	18,332	316,552
Investor AB (B Shares)	252,044	4,615,277
Kinnevik AB (B Shares) (a)	33,467	284,767
L E Lundbergforetagen AB	10,102	411,503
Lagercrantz Group AB (B Shares)	28,648	261,009
Lifco AB	29,640	541,156
Loomis AB (B Shares)	9,917	257,110
Nibe Industrier AB (B Shares)	212,270	1,220,475
Nordnet AB	22,368	315,608
Saab AB (B Shares)	11,456	587,042
Sagax AB	28,600	516,276
Sandvik AB	150,360	2,561,085
Securitas AB (B Shares)	70,262	561,847
Sinch AB (a)(c)	91,730	144,665
Skandinaviska Enskilda Banken AB (A Shares)	231,305	2,575,708
Skanska AB (B Shares)	49,374	740,226
SKF AB (B Shares)	52,006	839,088
SSAB AB (B Shares)	87,410	506,804
Svenska Cellulosa AB SCA (B Shares)	83,311	1,141,543
Svenska Handelsbanken AB (A Shares)	218,030	1,858,858
Sweco AB (B Shares)	28,592	262,548
Swedbank AB (A Shares)	126,523	2,071,416
Swedish Orphan Biovitrum AB (a)	31,895	655,476
Tele2 AB (B Shares)	77,011	545,996
Telia Co. AB	326,178	691,480
Thule Group AB (c)	14,658	332,622
Trelleborg AB (B Shares)	31,377	791,561
Viaplay Group AB (B Shares) (a)(b)	9,403	20,065
Vitrolife AB	10,345	134,474
Volvo AB:
(A Shares)	26,076	521,873
(B Shares)	220,392	4,361,461
Volvo Car AB (a)(b)	73,748	253,106
Wallenstam AB (B Shares)	60,072	202,564
Wihlborgs Fastigheter AB	36,984	239,051
TOTAL SWEDEN		65,127,589
Switzerland - 3.4%
ABB Ltd. (Reg.)	224,235	7,533,784
Adecco SA (Reg.)	23,405	880,984
Alcon, Inc. (Switzerland)	69,206	4,931,493
Baloise Holdings AG	6,345	908,172
Compagnie Financiere Richemont SA Series A	72,279	8,527,152
DSM-Firmenich AG	28,600	2,590,095
Geberit AG (Reg.)	4,640	2,151,544
Givaudan SA	1,095	3,635,354
Julius Baer Group Ltd.	28,533	1,690,914
Kuehne & Nagel International AG	7,692	2,067,492
Lindt & Spruengli AG	15	1,632,496
Lindt & Spruengli AG (participation certificate)	137	1,513,604
Logitech International SA (Reg.)	22,054	1,725,238
Lonza Group AG	10,311	3,610,953
Novartis AG	286,956	26,864,697
Partners Group Holding AG	3,032	3,189,158
Sandoz Group AG	57,409	1,492,577
Schindler Holding AG (participation certificate)	5,619	1,131,645
SGS SA (Reg.)	20,960	1,704,635
Sika AG	21,334	5,086,951
Sonova Holding AG	6,778	1,598,286
Straumann Holding AG	16,091	1,891,862
Swatch Group AG (Bearer)	4,007	1,022,839
Swiss Life Holding AG	4,091	2,616,549
Swisscom AG	3,486	2,084,740
UBS Group AG	421,839	9,840,514
VAT Group AG (c)	3,729	1,314,671
Zurich Insurance Group Ltd.	20,271	9,595,661
TOTAL SWITZERLAND		112,834,060
Taiwan - 4.5%
Accton Technology Corp.	70,000	1,083,764
Acer, Inc.	419,000	442,494
Advantech Co. Ltd.	68,458	702,504
Alchip Technologies Ltd.	10,000	819,532
AP Memory Technology Corp.	19,000	210,975
ASE Technology Holding Co. Ltd.	473,000	1,654,689
Asia Cement Corp.	344,000	424,470
Asia Vital Components Co. Ltd.	44,000	388,494
ASMedia Technology, Inc.	4,000	163,580
ASPEED Tech, Inc.	4,300	343,381
ASUSTeK Computer, Inc.	97,000	1,016,275
AUO Corp.	973,000	470,613
BizLink Holding, Inc.	18,560	144,519
Catcher Technology Co. Ltd.	95,000	532,530
Cathay Financial Holding Co. Ltd.	1,340,923	1,818,298
Chailease Holding Co. Ltd.	223,057	1,209,052
Chang Hwa Commercial Bank	986,934	522,454
Cheng Shin Rubber Industry Co. Ltd.	289,000	394,627
Chicony Electronics Co. Ltd.	94,000	361,597
China Airlines Ltd.	382,000	228,816
China Development Financial Ho (a)	2,343,000	818,385
China Petrochemical Development Corp. (a)	481,277	150,799
China Steel Corp.	1,741,000	1,297,879
Chipbond Technology Corp.	80,000	167,912
Chroma ATE, Inc.	55,000	371,382
Chung Hsin Electric & Machinery Manufacturing Corp.	57,000	164,459
Chung Hung Steel Co. Ltd.	117,000	77,872
Chunghwa Telecom Co. Ltd.	524,000	1,872,665
Compal Electronics, Inc.	574,000	498,901
Compeq Manufacturing Co. Ltd.	147,000	240,173
CTBC Financial Holding Co. Ltd.	2,713,000	2,041,596
Delta Electronics, Inc.	266,000	2,395,317
E Ink Holdings, Inc.	122,000	634,292
E.SUN Financial Holdings Co. Ltd.	2,167,574	1,595,924
ECLAT Textile Co. Ltd.	28,000	445,312
Elan Microelectronics Corp.	40,000	178,174
Elite Material Co. Ltd.	42,000	468,273
Elite Semiconductor Memory Technology, Inc.	37,000	96,295
eMemory Technology, Inc.	9,000	563,429
ENNOSTAR, Inc. (a)	85,500	109,027
EVA Airways Corp.	350,619	297,101
Evergreen Marine Corp. (Taiwan)	140,657	467,715
Far Eastern International Bank	512,740	182,039
Far Eastern New Century Corp.	544,000	495,263
Far EasTone Telecommunications Co. Ltd.	222,000	519,618
Faraday Technology Corp.	29,000	273,205
Feng Tay Enterprise Co. Ltd.	87,417	482,329
First Financial Holding Co. Ltd.	1,529,793	1,223,116
Fitipower Integrated Technology, Inc.	13,000	107,528
FLEXium Interconnect, Inc.	42,000	108,243
Formosa Chemicals & Fibre Corp.	562,000	1,056,575
Formosa Petrochemical Corp.	238,000	580,995
Formosa Plastics Corp.	660,000	1,568,385
Foxconn Technology Co. Ltd.	152,000	246,435
Fubon Financial Holding Co. Ltd.	1,171,035	2,175,973
Genius Electronic Optical Co. Ltd.	14,000	165,148
Giant Manufacturing Co. Ltd.	44,341	224,041
Gigabyte Technology Co. Ltd.	69,000	468,421
Global Unichip Corp.	12,000	535,903
GlobalWafers Co. Ltd.	30,000	440,658
Great Wall Enterprise Co. Ltd.	111,977	175,657
HannStar Display Corp. (a)	289,000	98,947
Highwealth Construction Corp.	223,676	280,823
Himax Technologies, Inc. sponsored ADR (b)	17,133	92,004
HIWIN Technologies Corp.	38,192	231,271
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,669,800	4,980,037
Hotai Motor Co. Ltd.	49,960	931,492
HTC Corp. (a)	99,000	135,434
Hua Nan Financial Holdings Co. Ltd.	1,423,755	892,183
IBF Financial Holdings Co. Ltd. (a)	413,946	146,804
Innolux Corp.	1,230,663	463,562
International Games Systems Co. Ltd.	18,000	346,681
Inventec Corp.	432,000	540,778
King Yuan Electronics Co. Ltd.	153,000	362,209
King's Town Bank Co. Ltd.	132,000	151,262
Kinsus Interconnect Technology Corp.	38,000	111,789
Largan Precision Co. Ltd.	14,000	895,965
Lien Hwa Industrial Corp.	147,731	282,461
Lite-On Technology Corp.	308,000	958,223
Lotes Co. Ltd.	12,398	316,350
Macronix International Co. Ltd.	249,340	208,193
Makalot Industrial Co. Ltd.	29,459	329,464
MediaTek, Inc.	221,000	5,763,517
Mega Financial Holding Co. Ltd.	1,539,408	1,745,474
Merida Industry Co. Ltd.	30,000	153,590
Micro-Star International Co. Ltd.	98,000	501,308
momo.com, Inc.	11,484	189,184
Nan Ya Plastics Corp.	779,000	1,489,330
Nan Ya Printed Circuit Board Corp.	30,000	220,033
Nanya Technology Corp.	168,000	336,544
Nien Made Enterprise Co. Ltd.	26,000	229,854
Novatek Microelectronics Corp.	79,000	1,111,706
Oneness Biotech Co. Ltd.	40,270	243,847
Pegatron Corp.	286,000	666,902
PharmaEssentia Corp. (a)	40,000	397,754
Phison Electronics Corp.	22,000	317,286
Polaris Group (a)	48,001	108,556
Pou Chen Corp.	343,000	305,502
Powerchip Semiconductor Manufacturing Corp.	428,000	351,810
Powertech Technology, Inc.	101,000	327,880
Poya International Co. Ltd.	9,313	143,053
President Chain Store Corp.	78,000	619,962
Primax Electronics Ltd.	64,000	136,582
Qisda Corp.	219,000	287,258
Quanta Computer, Inc.	384,000	2,265,507
Radiant Opto-Electronics Corp.	64,000	245,122
Realtek Semiconductor Corp.	66,000	821,916
Ruentex Development Co. Ltd.	254,658	255,194
Ruentex Industries Ltd.	102,790	181,804
Shin Kong Financial Holding Co. Ltd. (a)	2,127,432	571,090
Silicon Motion Tech Corp. sponsored ADR	4,705	252,094
Simplo Technology Co. Ltd.	26,000	267,663
SINBON Electronics Co. Ltd.	29,000	248,144
Sino-American Silicon Products, Inc.	77,000	389,504
Sinopac Financial Holdings Co.	1,723,075	949,572
Synnex Technology International Corp.	180,000	381,721
Ta Chen Stainless Pipe Co. Ltd.	278,350	318,448
Taichung Commercial Bank Co. Ltd.	493,455	223,811
Taishin Financial Holdings Co. Ltd.	1,734,663	924,499
Taiwan Business Bank	847,110	333,728
Taiwan Cement Corp.	915,600	911,617
Taiwan Cooperative Financial Holding Co. Ltd.	1,468,818	1,139,757
Taiwan Fertilizer Co. Ltd.	102,000	186,747
Taiwan High Speed Rail Corp.	293,000	265,822
Taiwan Mobile Co. Ltd.	238,000	702,812
Taiwan Semiconductor Manufacturing Co. Ltd.	3,375,000	55,079,783
Tatung Co. Ltd. (a)	246,000	272,424
TECO Electric & Machinery Co. Ltd.	217,000	309,489
The Shanghai Commercial & Savings Bank Ltd.	679,218	899,265
Tong Hsing Electronics Industries Ltd.	24,060	99,788
Tripod Technology Corp.	63,000	322,287
Tung Ho Steel Enterprise Corp.	65,300	130,977
Uni-President Enterprises Corp.	661,000	1,385,676
Unimicron Technology Corp.	177,000	788,797
United Integrated Services Co.	23,000	170,628
United Microelectronics Corp.	1,613,000	2,317,892
United Renewable Energy Co. Ltd.	198,004	91,142
Vanguard International Semiconductor Corp.	125,000	271,256
Voltronic Power Technology Corp.	10,250	410,749
Walsin Lihwa Corp.	419,374	445,989
Walsin Technology Corp.	48,000	155,386
Wan Hai Lines Ltd.	202,000	288,489
Win Semiconductors Corp.	55,000	246,324
Winbond Electronics Corp.	386,000	298,890
Winbond Electronics Corp. rights 11/3/23 (a)	15,517	1,410
Wisdom Marine Lines Co. Ltd.	55,000	70,963
Wistron Corp.	401,000	1,117,328
Wiwynn Corp.	14,000	662,853
WPG Holding Co. Ltd.	232,040	513,069
Yageo Corp.	45,775	745,720
Yang Ming Marine Transport Corp.	241,000	313,872
YFY, Inc.	180,000	165,617
Yuanta Financial Holding Co. Ltd.	1,767,638	1,327,034
Yulon Finance Corp.	42,699	236,347
Yulon Motor Co. Ltd.	92,368	211,967
Zhen Ding Technology Holding Ltd.	90,000	271,900
TOTAL TAIWAN		148,777,825
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	24,300	148,012
Advanced Information Service PCL NVDR	124,700	759,550
Airports of Thailand PCL:
(For. Reg.) (a)	335,700	619,817
NVDR (a)	253,800	468,602
Asset World Corp. PCL NVDR	1,207,900	115,586
B. Grimm Power PCL:
(For. Reg.)	11,600	7,096
NVDR	157,900	96,595
Bangkok Bank PCL:
(For. Reg.)	11,400	49,680
NVDR	68,700	299,385
Bangkok Chain Hospital PCL NVDR	172,600	96,054
Bangkok Commercial Asset Management PCL:
(For. Reg.)	59,300	14,691
NVDR	94,100	23,312
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	126,531
NVDR	381,400	279,599
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	125,267
NVDR	475,000	103,770
Banpu PCL NVDR	472,000	99,221
Berli Jucker PCL:
(For. Reg.)	39,000	30,512
NVDR	91,600	71,664
BTS Group Holdings PCL:
(For. Reg.)	313,800	65,265
NVDR	559,900	115,450
Bumrungrad Hospital PCL:
(For. Reg.)	26,700	191,906
NVDR	26,100	187,594
Carabao Group PCL:
(For. Reg.)	16,700	31,197
NVDR	38,100	71,175
Central Pattana PCL:
(For. Reg.)	91,900	158,989
NVDR	95,900	165,909
Central Plaza Hotel PCL NVDR (a)	75,600	94,130
Central Retail Corp. PCL:
(For. Reg.)	176,708	179,724
NVDR	233,500	237,486
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	129,948
NVDR	208,900	108,066
Chularat Hospital PCL NVDR unit	775,000	67,753
Com7 PCL NVDR	96,400	71,434
CP ALL PCL:
(For. Reg.)	203,100	310,411
NVDR	397,800	607,984
Delta Electronics PCL:
(For. Reg.)	274,000	598,928
NVDR	346,200	756,822
Electricity Generating PCL NVDR	33,800	114,101
Energy Absolute PCL:
(For. Reg.)	126,300	146,811
NVDR	119,500	138,906
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	47,819
NVDR	47,200	50,956
Gulf Energy Development PCL:
(For. Reg.)	288,000	344,701
NVDR	464,600	556,069
Gunkul Engineering PCL NVDR	477,300	30,126
Hana Microelectronics PCL NVDR	86,600	125,230
Home Product Center PCL:
(For. Reg.)	164,700	54,228
NVDR	361,600	119,057
Indorama Ventures PCL NVDR	263,700	172,786
Intouch Holdings PCL:
(For. Reg.)	45,100	88,592
NVDR	81,000	159,111
IRPC PCL:
(For. Reg.)	672,700	35,758
NVDR	758,800	40,335
Jaymart Group Holdings PCL NVDR	100,100	45,447
JMT Network Services PCL:
NVDR	93,622	76,437
warrants (a)	3,605	221
Kasikornbank PCL:
(For. Reg.)	58,200	211,674
NVDR	103,500	376,431
KCE Electronics PCL NVDR	83,800	117,670
Kiatnakin Bank PCL:
warrants 3/17/24 (a)	4,316	29
warrants 3/17/26 (a)	4,316	241
(For. Reg.)	51,800	70,626
Krung Thai Bank PCL:
(For. Reg.)	166,000	86,315
NVDR	309,600	160,983
Krungthai Card PCL:
(For. Reg.)	54,000	65,373
NVDR	93,500	113,191
Land & House PCL:
(For. Reg.)	205,900	43,013
NVDR	248,400	51,892
Minor International PCL:
(For. Reg.)	233,456	180,921
NVDR	148,448	115,043
Muangthai Leasing PCL:
(For. Reg.)	29,100	29,390
NVDR	69,100	69,787
Ngern Tid Lor PCL NVDR	196,532	104,440
Osotspa PCL:
(For. Reg.)	72,200	46,952
NVDR	104,900	68,218
PTT Exploration and Production PCL:
(For. Reg.)	94,200	427,815
NVDR	104,400	474,139
PTT Global Chemical PCL:
(For. Reg.)	9,000	8,596
NVDR	217,000	207,259
PTT Oil & Retail Business PCL NVDR	399,200	202,160
PTT PCL:
(For. Reg.)	317,500	292,250
NVDR	883,700	813,421
Ratch Group PCL NVDR unit	80,500	71,824
SCB X PCL:
(For. Reg.)	6,250	17,041
NVDR	109,600	298,833
SCG Packaging PCL NVDR	176,900	176,271
Siam Cement PCL:
(For. Reg.)	5,500	43,814
NVDR	34,500	274,836
Siam Global House PCL NVDR	317,766	138,731
Sri Trang Agro-Industry PCL NVDR	89,000	35,464
Sri Trang Gloves Thailand PCL NVDR	136,100	22,018
Srisawad Corp. PCL:
(For. Reg.)	26,600	30,818
NVDR	68,500	78,670
Thai Beverage PCL	1,203,200	475,241
Thai Life Insurance PCL	389,500	119,638
Thai Oil PCL:
(For. Reg.)	62,275	81,086
NVDR	63,277	82,390
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	32,272
NVDR	196,700	73,471
Thanachart Capital PCL:
(For. Reg.)	28,000	37,963
NVDR	47,900	64,957
Thonburi Healthcare Group PCL NVDR	48,400	84,112
TISCO Financial Group PCL:
(For. Reg.)	8,600	22,900
NVDR	46,800	124,621
TMBThanachart Bank PCL:
(For. Reg.)	1,955,587	90,342
NVDR	4,664,671	215,494
True Corp. PCL	617,650	103,589
True Corp. PCL NVDR	1,670,449	280,158
VGI PCL:
(For. Reg.)	97,360	5,177
NVDR	303,240	16,124
warrants (For. Reg.) (a)	116,340	390
WHA Corp. PCL:
(For. Reg.)	369,000	51,093
NVDR	705,800	97,728
TOTAL THAILAND		17,616,701
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	17,544	127,247
Akbank TAS	433,131	450,578
Aksa Akrilik Kimya Sanayii	20,118	62,941
Aksa Enerji Uretim A/S	35,272	43,643
Alarko Holding AS	19,695	70,381
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	96,641
Arcelik A/S	29,526	141,587
Aselsan A/S	164,772	240,532
Bera Holding A/S	78,276	47,293
Bim Birlesik Magazalar A/S JSC	61,525	590,934
Coca-Cola Icecek Sanayi A/S	9,888	128,422
Dogan Sirketler Grubu Holding A/S	160,124	77,350
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	236,463	54,775
Enerjisa Enerji A/S (c)	34,232	58,796
Enka Insaat ve Sanayi A/S	246,119	264,376
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	251,044	335,621
Ford Otomotiv Sanayi A/S	9,847	273,408
Haci Omer Sabanci Holding A/S	182,439	344,659
Hektas Ticaret A/S (a)	146,675	113,531
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	84,542
Koc Holding A/S	176,102	850,685
Kontrolmatik Enerji Ve Muhendislik A/S	11,789	109,276
Koza Altin Isletmeleri A/S	132,578	102,807
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	44,394
Migros Turk Ticaret A/S	13,154	156,858
Nuh Cimento Sanayi A/S	7,790	94,077
Otokar Otomotiv ve Savunma Sanayi A.S.	5,333	75,233
Oyak Cimento Fabrikalari A/S (a)	40,831	102,873
Pegasus Hava Tasimaciligi A/S (a)	6,152	153,152
Petkim Petrokimya Holding A/S (a)	177,193	123,137
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	53,352	59,457
Sasa Polyester Sanayi A/S	134,468	203,037
Sok Marketler Ticaret A/S	43,806	92,502
TAV Havalimanlari Holding A/S (a)	23,832	96,441
Tekfen Holding A/S	22,549	32,519
Tofas Turk Otomobil Fabrikasi A/S	17,316	147,178
Turk Hava Yollari AO (a)	97,672	749,459
Turk Traktor ve Ziraat Makinalari A/S	3,433	87,864
Turkcell Iletisim Hizmet A/S	160,670	272,329
Turkiye Is Bankasi A/S Series C	473,415	350,724
Turkiye Petrol Rafinerileri A/S	115,435	578,413
Turkiye Sise ve Cam Fabrikalari A/S	185,065	309,365
Yapi ve Kredi Bankasi A/S	378,198	230,237
TOTAL TURKEY		8,629,274
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	406,556	888,822
Abu Dhabi Islamic Bank (a)	201,152	564,080
Abu Dhabi National Oil Co. for Distribution PJSC	403,007	368,664
ADNOC Drilling Co. PJSC	244,590	242,392
Aldar Properties PJSC	522,238	739,351
Dubai Electricity & Water Authority PJSC (a)	1,242,665	805,212
Dubai Islamic Bank Pakistan Ltd. (a)	401,000	589,545
Emaar Properties PJSC	855,962	1,559,049
Emirates NBD Bank PJSC	341,710	1,576,908
Emirates Telecommunications Corp.	480,578	2,415,320
First Abu Dhabi Bank PJSC	611,112	2,109,692
Multiply Group (a)	512,123	474,059
TOTAL UNITED ARAB EMIRATES		12,333,094
United Kingdom - 7.4%
3i Group PLC	134,781	3,177,811
Abrdn PLC	270,871	515,739
Admiral Group PLC	36,119	1,072,497
AngloGold Ashanti PLC	58,027	1,072,585
Ashtead Group PLC	62,540	3,575,710
Associated British Foods PLC	46,929	1,155,627
AstraZeneca PLC (United Kingdom)	214,574	26,865,470
Auto Trader Group PLC (c)	127,295	962,892
Aviva PLC	379,301	1,837,171
B&M European Value Retail SA	129,179	830,272
BAE Systems PLC	423,127	5,689,527
Barclays PLC	2,036,710	3,269,017
Barratt Developments PLC	134,851	678,401
Beazley PLC	93,219	582,944
Bellway PLC	16,626	421,945
Berkeley Group Holdings PLC	15,830	776,550
BP PLC	2,393,771	14,616,413
British American Tobacco PLC (United Kingdom)	309,565	9,247,464
British Land Co. PLC	126,816	458,562
BT Group PLC	786,591	1,077,960
Bunzl PLC	46,516	1,657,690
Burberry Group PLC	52,447	1,078,594
Centrica PLC	777,348	1,486,214
CK Hutchison Holdings Ltd.	369,000	1,867,984
Coca-Cola European Partners PLC	28,631	1,675,200
Compass Group PLC	247,100	6,229,734
ConvaTec Group PLC (c)	223,936	555,798
Croda International PLC	19,707	1,048,657
DCC PLC (United Kingdom)	13,954	774,242
Dechra Pharmaceuticals PLC	15,768	729,811
Derwent London PLC	15,459	342,535
Diageo PLC	309,937	11,720,585
Diploma PLC	18,575	641,638
Dowlais Group PLC	196,136	238,394
DS Smith PLC	191,428	663,578
Entain PLC	88,442	1,000,151
Games Workshop Group PLC	4,563	547,677
Halma PLC	52,589	1,179,311
Hargreaves Lansdown PLC	49,299	423,398
Hiscox Ltd.	49,235	561,324
Howden Joinery Group PLC	76,908	596,015
HSBC Holdings PLC (United Kingdom)	2,771,840	20,013,864
IG Group Holdings PLC	55,159	427,734
IMI PLC	36,190	644,412
Imperial Brands PLC	126,749	2,700,285
Inchcape PLC	57,328	464,064
Informa PLC	193,170	1,670,755
InterContinental Hotel Group PLC	24,252	1,718,559
Intermediate Capital Group PLC	39,920	632,953
International Consolidated Airlines Group SA CDI (a)	344,278	603,200
Intertek Group PLC	22,303	1,036,346
ITV PLC	486,057	377,271
J Sainsbury PLC	244,667	765,160
JD Sports Fashion PLC	344,369	533,668
Johnson Matthey PLC	26,827	487,147
Kingfisher PLC	262,942	671,427
Land Securities Group PLC	104,287	721,240
Legal & General Group PLC	825,047	2,119,926
Lloyds Banking Group PLC	9,312,609	4,532,447
London Stock Exchange Group PLC	57,196	5,770,796
M&G PLC	331,906	799,569
Man Group PLC	167,330	446,422
Marks & Spencer Group PLC (a)	272,507	718,082
Melrose Industries PLC	186,827	1,060,458
National Grid PLC	512,189	6,106,818
NatWest Group PLC	772,671	1,681,191
Next PLC	17,579	1,470,863
Nomad Foods Ltd. (a)	20,743	286,668
Ocado Group PLC (a)	100,401	567,817
Pearson PLC	98,712	1,142,664
Pennon Group PLC	35,407	312,652
Persimmon PLC	44,702	552,024
Phoenix Group Holdings PLC	132,140	728,846
Reckitt Benckiser Group PLC	101,992	6,823,975
RELX PLC (London Stock Exchange)	268,209	9,367,928
Rentokil Initial PLC	347,118	1,767,695
Rightmove PLC	115,020	661,259
Rolls-Royce Holdings PLC (a)	1,165,349	3,067,463
RS GROUP PLC	65,860	542,095
Sage Group PLC	141,761	1,672,377
Schroders PLC	126,187	566,410
Segro PLC	168,981	1,464,005
Severn Trent PLC	35,273	1,138,695
Smith & Nephew PLC	122,283	1,368,485
Smiths Group PLC	48,478	950,716
Spectris PLC	14,771	556,556
Spirax-Sarco Engineering PLC	10,163	1,011,926
SSE PLC	151,581	3,008,625
St. James's Place PLC	75,832	589,519
Standard Chartered PLC (United Kingdom)	319,638	2,447,575
Subsea 7 SA	31,624	414,446
Tate & Lyle PLC	56,371	431,994
Taylor Wimpey PLC	492,163	662,805
Tesco PLC	987,895	3,241,839
The Weir Group PLC	35,818	743,142
Tritax Big Box REIT PLC	262,798	436,964
Unilever PLC	348,470	16,503,778
Unite Group PLC	55,201	582,712
United Utilities Group PLC	94,867	1,226,969
Vodafone Group PLC	3,152,365	2,901,877
Whitbread PLC	27,052	1,094,258
WPP PLC	149,283	1,285,510
TOTAL UNITED KINGDOM		241,200,013
United States of America - 4.6%
Bausch Health Cos., Inc. (Canada) (a)	40,862	278,679
Brookfield Renewable Corp.	18,461	420,007
CSL Ltd.	66,792	9,871,332
CyberArk Software Ltd. (a)	5,785	946,657
DHT Holdings, Inc.	18,667	207,577
Experian PLC	127,800	3,869,383
Ferrovial SE	69,008	2,076,614
Ferrovial SE rights (a)(e)	69,008	31,222
Fiverr International Ltd. (a)(b)	4,565	96,641
Flex Ltd. (a)	61,899	1,592,042
Globant SA (a)(b)	5,856	997,218
GSK PLC	567,203	10,111,400
Haleon PLC	665,194	2,666,158
Holcim AG	73,807	4,550,208
ICON PLC (a)	11,369	2,773,581
InMode Ltd. (a)(b)	9,917	189,415
James Hardie Industries PLC CDI (a)	61,018	1,522,364
JBS SA	89,600	355,965
Legend Biotech Corp. ADR (a)	7,327	484,095
Monday.com Ltd. (a)	3,480	452,365
Nestle SA (Reg. S)	369,666	39,864,331
Parade Technologies Ltd.	10,000	327,616
QIAGEN NV (Germany) (a)	32,057	1,191,253
Reliance Worldwide Corp. Ltd.	109,407	243,864
Roche Holding AG:
(Bearer)	3,708	1,007,660
(participation certificate)	97,262	25,065,355
Sanofi SA	154,075	13,990,968
Schneider Electric SA	74,589	11,476,060
Spotify Technology SA (a)	19,679	3,242,312
Stratasys Ltd. (a)(b)	8,143	82,814
Swiss Re Ltd.	40,022	4,360,997
Tenaris SA	63,559	998,016
Waste Connections, Inc. (Canada)	35,663	4,617,738
TOTAL UNITED STATES OF AMERICA		149,961,907
Zambia - 0.0%
First Quantum Minerals Ltd.	77,419	897,150
TOTAL COMMON STOCKS (Cost $3,276,050,125)		3,151,922,622

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	728,279	2,020,851
Bradespar SA (PN)	34,209	151,580
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	22,429	171,051
Companhia Energetica de Minas Gerais (CEMIG) (PN)	203,434	473,708
Gerdau SA	160,600	693,462
Itau Unibanco Holding SA	671,550	3,572,365
Itausa-Investimentos Itau SA (PN)	717,805	1,230,096
Metalurgica Gerdau SA (PN)	95,300	195,259
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	654,900	4,512,565
TOTAL BRAZIL		13,020,937
Chile - 0.0%
Embotelladora Andina SA Class B	52,026	105,796
Sociedad Quimica y Minera de Chile SA (PN-B)	19,782	957,051
TOTAL CHILE		1,062,847
Colombia - 0.0%
Bancolombia SA (PN)	64,902	416,281
Germany - 0.2%
Henkel AG & Co. KGaA	22,633	1,630,378
Porsche Automobil Holding SE (Germany)	21,166	947,350
Sartorius AG (non-vtg.)	3,726	931,214
Volkswagen AG	25,419	2,695,703
TOTAL GERMANY		6,204,645
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	2,787	205,506
Hyundai Motor Co. Ltd. Series 2	4,666	346,133
LG Chemical Ltd.	1,168	243,582
Samsung Electronics Co. Ltd.	116,269	4,635,127
TOTAL KOREA (SOUTH)		5,430,348
Russia - 0.0%
AK Transneft OAO (d)	168	48,760
Sberbank of Russia (Russia) (d)	109,390	678
Surgutneftegas OJSC (d)	841,000	14,636
TOTAL RUSSIA		64,074
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $32,735,101)		26,199,132

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (g) (Cost $3,441,812)	3,500,000	3,441,609

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	78,745,583	78,761,332
Fidelity Securities Lending Cash Central Fund 5.40% (h)(i)	9,333,389	9,334,323
TOTAL MONEY MARKET FUNDS (Cost $88,095,465)		88,095,655

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,400,322,503)	3,269,659,018
NET OTHER ASSETS (LIABILITIES) - 0.3%	8,900,748
NET ASSETS - 100.0%	3,278,559,766

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	644	Dec 2023	63,566,020	(3,309,288)	(3,309,288)
ICE MSCI Emerging Markets Index Contracts (United States)	618	Dec 2023	28,403,280	(1,536,406)	(1,536,406)
TME S&P/TSX 60 Index Contracts (Canada)	45	Dec 2023	7,366,144	(411,842)	(411,842)

TOTAL FUTURES CONTRACTS					(5,257,536)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,107,959 or 1.8% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,131,864.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	60,028,940	446,664,285	427,931,893	3,887,750	-	-	78,761,332	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	8,407,556	104,918,098	103,991,331	191,795	-	-	9,334,323	0.0%
Total	68,436,496	551,582,383	531,923,224	4,079,545	-	-	88,095,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	176,544,188	40,175,045	135,884,502	484,641
Consumer Discretionary	372,295,075	107,659,648	264,635,427	-
Consumer Staples	259,714,066	61,460,265	198,253,616	185
Energy	188,140,414	71,851,196	116,032,205	257,013
Financials	669,002,905	273,376,621	395,618,000	8,284
Health Care	292,705,450	47,917,444	244,788,006	-
Industrials	432,608,641	145,429,690	287,178,951	-
Information Technology	370,556,121	38,864,340	331,691,781	-
Materials	244,134,011	94,781,328	149,251,558	101,125
Real Estate	72,548,589	19,132,382	53,416,207	-
Utilities	99,872,294	42,052,521	57,819,773	-

Government Obligations	3,441,609	-	3,441,609	-

Money Market Funds	88,095,655	88,095,655	-	-
Total Investments in Securities:	3,269,659,018	1,030,796,135	2,238,011,635	851,248
Derivative Instruments: Liabilities
Futures Contracts	(5,257,536)	(5,257,536)	-	-
Total Liabilities	(5,257,536)	(5,257,536)	-	-
Total Derivative Instruments:	(5,257,536)	(5,257,536)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(5,257,536)
Total Equity Risk	0	(5,257,536)
Total Value of Derivatives	0	(5,257,536)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® International Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value (including securities loaned of $8,846,836) - See accompanying schedule:
Unaffiliated issuers (cost $3,312,227,038)	$3,181,563,363
Fidelity Central Funds (cost $88,095,465)	88,095,655

Total Investment in Securities (cost $3,400,322,503)		$3,269,659,018
Foreign currency held at value (cost $6,364,672)		6,303,647
Receivable for fund shares sold		1,799,870
Dividends receivable		7,171,784
Reclaims receivable		6,439,659
Distributions receivable from Fidelity Central Funds		348,991
Receivable for daily variation margin on futures contracts		11,665
Other receivables		6,060
Total assets		3,291,740,694
Liabilities
Payable for investments purchased
Regular delivery	$2,944
Delayed delivery	53,753
Payable for fund shares redeemed	1,297,290
Deferred taxes	2,490,607
Other payables and accrued expenses	1,915
Collateral on securities loaned	9,334,419
Total Liabilities		13,180,928
Net Assets		$3,278,559,766
Net Assets consist of:
Paid in capital		$3,477,668,403
Total accumulated earnings (loss)		(199,108,637)
Net Assets		$3,278,559,766
Net Asset Value, offering price and redemption price per share ($3,278,559,766 ÷ 328,047,154 shares)		$9.99

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$106,633,468
Interest		163,967
Income from Fidelity Central Funds (including $191,795 from security lending)		4,079,545
Income before foreign taxes withheld		$110,876,980
Less foreign taxes withheld		(9,795,803)
Total Income		101,081,177
Expenses
Independent trustees' fees and expenses	$17,710
Total Expenses		17,710
Net Investment income (loss)		101,063,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $434,741)	(55,060,512)
Foreign currency transactions	(355,377)
Futures contracts	2,366,855
Total net realized gain (loss)		(53,049,034)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers(net of decrease in deferred foreign taxes of $277,688)	276,595,178
Assets and liabilities in foreign currencies	547,238
Futures contracts	(2,459,748)
Total change in net unrealized appreciation (depreciation)		274,682,668
Net gain (loss)		221,633,634
Net increase (decrease) in net assets resulting from operations		$322,697,101
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,063,467	$91,993,550
Net realized gain (loss)	(53,049,034)	(75,638,610)
Change in net unrealized appreciation (depreciation)	274,682,668	(855,127,261)
Net increase (decrease) in net assets resulting from operations	322,697,101	(838,772,321)
Distributions to shareholders	(77,147,029)	(81,189,445)

Share transactions
Proceeds from sales of shares	767,830,253	833,661,261
Reinvestment of distributions	68,275,410	73,597,486
Cost of shares redeemed	(424,367,743)	(505,121,413)

Net increase (decrease) in net assets resulting from share transactions	411,737,920	402,137,334
Total increase (decrease) in net assets	657,287,992	(517,824,432)

Net Assets
Beginning of period	2,621,271,774	3,139,096,206
End of period	$3,278,559,766	$2,621,271,774

Other Information
Shares
Sold	73,261,474	76,476,551
Issued in reinvestment of distributions	7,009,796	6,356,146
Redeemed	(40,762,226)	(47,407,223)
Net increase (decrease)	39,509,044	35,425,474

Financial Highlights
Fidelity ZERO® International Index Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.08	$12.40	$9.67	$10.14	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.33	.33	.30	.23	.32
Net realized and unrealized gain (loss)	.85	(3.34)	2.62	(.45)	.75
Total from investment operations	1.18	(3.01)	2.92	(.22)	1.07
Distributions from net investment income	(.27)	(.31)	(.19)	(.25)	(.06)
Total distributions	(.27)	(.31)	(.19)	(.25)	(.06)
Net asset value, end of period	$9.99	$9.08	$12.40	$9.67	$10.14
Total Return C,D	13.03%	(24.79)%	30.39%	(2.34)%	11.79%
Ratios to Average Net Assets A,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.12%	3.11%	2.50%	2.39%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$3,278,560	$2,621,272	$3,139,096	$1,651,017	$1,260,503
Portfolio turnover rate H	6%	6%	8%	8%	4%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity ZERO® Large Cap Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity ZERO® Large Cap Index Fund	10.57%	10.99%	9.25%

A   From September 13, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Large Cap Index Fund on September 13, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Large Cap Index℠ and S&P 500® Index performed over the same period.

Fidelity ZERO® Large Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 10.14% for the 12 months ending October 31, 2023, according to the S&P 500® index, as global economic expansion and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets through July. After returning -18.11% in 2022, the index's upturn has been driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of 25 basis points, followed by the decision to hold rates in September at a 22-year high so the Fed can observe the pause's effect on inflation and the economy. The year-to-date equity rally sputtered in August and continued to lose steam through October amid a stalling pattern in disinflationary trends, soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. The S&P 500® closed at its 2023 high on July 31 before returning -3.27% in Q3 and -2.10% in October. Still, U.S. stocks ended October up 10.69% year to date. By sector for the full 12 months, communications services (+36%) and tech (+33%) led. In contrast, two defensive, rate-sensitive sectors lagged most: utilities (-8%) and real estate (-7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2023, the fund gained 10.57%, versus 10.57% for the benchmark Fidelity U.S. Large Cap Index TR. By sector, information technology gained approximately 32% and contributed most. Communication services stocks also helped, gaining 35%. The consumer discretionary sector rose roughly 10%, boosted by the consumer discretionary distribution & retail industry (+17%). Other notable contributors included the industrials (+6%) and materials (+5%) sectors. Conversely, health care returned -4% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-4%). Consumer staples (-3%), hampered by the food, beverage & tobacco industry (-7%), and utilities (-8%) also hurt. Other notable detractors included the real estate (-7%), energy (-2%) and financials (0%) sectors. Turning to individual stocks, the biggest contributor was Microsoft (+47%), from the software & services group. Nvidia (+202%), a stock in the semiconductors & semiconductor equipment group, lifted the fund. Meta Platforms (+223%) and Alphabet (+32%), within the media & entertainment category, also boosted the fund. Lastly, Amazon.com (+30%), from the consumer discretionary distribution & retail group, also helped. In contrast, the biggest individual detractor was Pfizer (-32%), from the pharmaceuticals, biotechnology & life sciences group. Also in pharmaceuticals, biotechnology & life sciences, Johnson & Johnson (-12%) hurt. Another notable detractor was Tesla (-12%), a stock in the automobiles & components industry. Bank of America (-25%), a stock in the banks category and Chevron (-17%), within the energy category, also hurt the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Large Cap Index Fund
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.0
Apple, Inc.	7.0
Amazon.com, Inc.	3.3
NVIDIA Corp.	2.8
Alphabet, Inc. Class A	2.0
Meta Platforms, Inc. Class A	1.9
Alphabet, Inc. Class C	1.8
Berkshire Hathaway, Inc. Class B	1.7
Tesla, Inc.	1.5
UnitedHealth Group, Inc.	1.4
30.4

Market Sectors (% of Fund's net assets)

Information Technology	28.6
Health Care	13.1
Financials	12.7
Consumer Discretionary	10.2
Communication Services	8.7
Industrials	8.2
Consumer Staples	6.4
Energy	4.5
Materials	2.4
Utilities	2.3
Real Estate	2.3

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Fidelity ZERO® Large Cap Index Fund
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,275,605	19,644,317
Verizon Communications, Inc.	750,128	26,351,997
		45,996,314
Entertainment - 1.2%
Atlanta Braves Holdings, Inc.	6,534	227,253
Atlanta Braves Holdings, Inc. Class A	2,207	83,667
Electronic Arts, Inc.	43,989	5,445,398
Liberty Media Corp. Liberty Formula One:
Class A	4,434	255,177
Class C	36,969	2,391,525
Liberty Media Corp. Liberty Live:
Class C	7,731	246,387
Series A	4,094	127,897
Netflix, Inc. (a)	79,075	32,554,387
Roblox Corp. (a)(b)	85,962	2,734,451
Take-Two Interactive Software, Inc. (a)	28,186	3,769,878
The Walt Disney Co. (a)	326,509	26,639,869
Warner Bros Discovery, Inc. (a)	395,536	3,931,628
		78,407,517
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	1,058,604	131,351,584
Class C (a)	900,586	112,843,426
Match Group, Inc. (a)	49,677	1,718,824
Meta Platforms, Inc. Class A (a)	396,587	119,479,765
Pinterest, Inc. Class A (a)	103,845	3,102,889
Snap, Inc. Class A (a)(b)	180,754	1,809,348
		370,305,836
Media - 0.8%
Charter Communications, Inc. Class A (a)	18,162	7,315,654
Comcast Corp. Class A	734,397	30,323,252
Fox Corp.:
Class A	47,747	1,451,031
Class B	20,948	584,659
Interpublic Group of Companies, Inc.	68,521	1,945,996
Liberty Broadband Corp.:
Class A (a)	2,897	241,378
Class C (a)	20,519	1,709,438
Liberty Media Corp. Liberty SiriusXM	26,660	654,503
Liberty Media Corp. Liberty SiriusXM Class A	13,208	323,464
Omnicom Group, Inc.	35,262	2,641,476
Paramount Global:
Class A (b)	1,254	17,431
Class B (b)	86,613	942,349
The Trade Desk, Inc. (a)	79,619	5,649,764
		53,800,395
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	92,368	13,288,060
TOTAL COMMUNICATION SERVICES		561,798,122
CONSUMER DISCRETIONARY - 10.2%
Automobile Components - 0.1%
Aptiv PLC (a)	50,478	4,401,682
Automobiles - 1.7%
Ford Motor Co.	701,205	6,836,749
General Motors Co.	245,585	6,925,497
Tesla, Inc. (a)	492,729	98,959,692
		112,721,938
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	1,620,127	215,622,702
eBay, Inc.	94,981	3,726,105
Etsy, Inc. (a)	21,903	1,364,557
		220,713,364
Distributors - 0.1%
Genuine Parts Co.	25,072	3,230,778
LKQ Corp.	47,741	2,096,785
Pool Corp.	6,966	2,199,654
		7,527,217
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	76,081	8,999,621
Booking Holdings, Inc. (a)	6,369	17,766,708
Caesars Entertainment, Inc. (a)	38,421	1,532,614
Carnival Corp. (a)(b)	179,335	2,055,179
Chipotle Mexican Grill, Inc. (a)	4,923	9,561,451
Darden Restaurants, Inc.	21,573	3,139,519
Domino's Pizza, Inc.	6,264	2,123,433
Doordash, Inc. (a)	53,533	4,012,298
Expedia, Inc. (a)	24,602	2,344,325
Hilton Worldwide Holdings, Inc.	46,671	7,072,057
Las Vegas Sands Corp.	58,633	2,782,722
Marriott International, Inc. Class A	44,704	8,429,386
McDonald's Corp.	130,039	34,092,325
MGM Resorts International	50,115	1,750,016
Royal Caribbean Cruises Ltd. (a)	42,063	3,563,998
Starbucks Corp.	204,383	18,852,288
Yum! Brands, Inc.	49,973	6,039,737
		134,117,677
Household Durables - 0.3%
D.R. Horton, Inc.	54,334	5,672,470
Garmin Ltd.	27,307	2,799,787
Lennar Corp.:
Class A	44,742	4,773,077
Class B	2,710	267,233
NVR, Inc. (a)	583	3,155,557
PulteGroup, Inc.	39,166	2,882,226
		19,550,350
Specialty Retail - 2.0%
AutoZone, Inc. (a)	3,240	8,025,901
Best Buy Co., Inc.	34,612	2,312,774
Burlington Stores, Inc. (a)	11,583	1,401,890
CarMax, Inc. (a)	28,225	1,724,265
Lowe's Companies, Inc.	104,564	19,926,761
O'Reilly Automotive, Inc. (a)	10,778	10,028,282
Ross Stores, Inc.	60,790	7,049,816
The Home Depot, Inc.	179,394	51,071,678
TJX Companies, Inc.	205,059	18,059,546
Tractor Supply Co. (b)	19,418	3,739,130
Ulta Beauty, Inc. (a)	8,889	3,389,465
		126,729,508
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	20,634	8,119,066
NIKE, Inc. Class B	218,596	22,465,111
		30,584,177
TOTAL CONSUMER DISCRETIONARY		656,345,913
CONSUMER STAPLES - 6.4%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	32,628	1,832,388
Constellation Brands, Inc. Class A (sub. vtg.)	28,771	6,736,730
Keurig Dr. Pepper, Inc.	179,541	5,445,479
Monster Beverage Corp.	132,730	6,782,503
PepsiCo, Inc.	245,637	40,107,609
The Coca-Cola Co.	694,491	39,231,797
		100,136,506
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	79,073	43,683,088
Dollar General Corp.	39,095	4,653,869
Dollar Tree, Inc. (a)	37,363	4,150,656
Kroger Co.	117,848	5,346,764
Sysco Corp.	90,147	5,993,874
Target Corp.	82,354	9,124,000
Walgreens Boots Alliance, Inc.	127,770	2,693,392
Walmart, Inc.	254,658	41,613,664
		117,259,307
Food Products - 0.9%
Archer Daniels Midland Co.	95,667	6,846,887
Bunge Ltd.	26,869	2,847,577
Conagra Brands, Inc.	85,445	2,337,775
General Mills, Inc.	104,430	6,813,013
Hormel Foods Corp.	51,755	1,684,625
Kellanova	47,062	2,375,219
Lamb Weston Holdings, Inc.	25,995	2,334,351
McCormick & Co., Inc. (non-vtg.)	44,753	2,859,717
Mondelez International, Inc.	242,755	16,072,809
The Hershey Co.	26,746	5,010,863
The J.M. Smucker Co.	18,230	2,075,303
The Kraft Heinz Co.	142,329	4,477,670
Tyson Foods, Inc. Class A	50,958	2,361,903
WK Kellogg Co.	11,368	113,907
		58,211,619
Household Products - 1.4%
Church & Dwight Co., Inc.	43,910	3,993,175
Colgate-Palmolive Co.	147,519	11,081,627
Kimberly-Clark Corp.	60,341	7,219,197
Procter & Gamble Co.	420,637	63,108,169
The Clorox Co.	22,055	2,595,874
		87,998,042
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	41,372	5,331,610
Kenvue, Inc.	307,553	5,720,486
		11,052,096
Tobacco - 0.6%
Altria Group, Inc.	316,686	12,721,277
Philip Morris International, Inc.	276,964	24,694,110
		37,415,387
TOTAL CONSUMER STAPLES		412,072,957
ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	180,144	6,200,556
Halliburton Co.	160,332	6,307,461
Schlumberger Ltd.	253,587	14,114,652
		26,622,669
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy, Inc.	42,938	7,145,742
Chevron Corp.	316,587	46,136,224
ConocoPhillips Co.	213,673	25,384,352
Coterra Energy, Inc.	135,150	3,716,625
Devon Energy Corp.	114,287	5,322,346
Diamondback Energy, Inc.	31,909	5,115,651
EOG Resources, Inc.	103,898	13,117,123
Exxon Mobil Corp.	714,311	75,609,819
Hess Corp.	49,309	7,120,220
Kinder Morgan, Inc.	345,895	5,603,499
Marathon Oil Corp.	108,125	2,952,894
Marathon Petroleum Corp.	71,347	10,791,234
Occidental Petroleum Corp.	118,409	7,318,860
ONEOK, Inc.	103,942	6,777,018
Ovintiv, Inc.	45,293	2,174,064
Phillips 66 Co.	79,457	9,063,660
Pioneer Natural Resources Co.	41,602	9,942,878
Targa Resources Corp.	39,919	3,337,628
The Williams Companies, Inc.	217,036	7,466,038
Valero Energy Corp.	63,016	8,003,032
		262,098,907
TOTAL ENERGY		288,721,576
FINANCIALS - 12.7%
Banks - 2.9%
Bank of America Corp.	1,233,627	32,493,735
Citigroup, Inc.	343,644	13,570,502
Citizens Financial Group, Inc.	84,328	1,975,805
Fifth Third Bancorp	121,432	2,879,153
Huntington Bancshares, Inc.	258,502	2,494,544
JPMorgan Chase & Co.	518,541	72,108,311
KeyCorp	167,295	1,709,755
M&T Bank Corp.	29,592	3,336,498
PNC Financial Services Group, Inc.	71,073	8,135,726
Regions Financial Corp.	167,381	2,432,046
Truist Financial Corp.	237,645	6,739,612
U.S. Bancorp	277,844	8,857,667
Wells Fargo & Co.	652,868	25,964,560
		182,697,914
Capital Markets - 2.8%
Ameriprise Financial, Inc.	18,313	5,760,720
Bank of New York Mellon Corp.	138,972	5,906,310
BlackRock, Inc. Class A	25,043	15,333,328
Blackstone, Inc.	126,648	11,695,943
Cboe Global Markets, Inc.	18,838	3,087,360
Charles Schwab Corp.	265,355	13,809,074
CME Group, Inc.	64,186	13,701,144
FactSet Research Systems, Inc.	6,807	2,939,875
Goldman Sachs Group, Inc.	58,828	17,860,769
Intercontinental Exchange, Inc.	102,124	10,972,203
KKR & Co. LP	115,511	6,399,309
LPL Financial	13,616	3,057,064
MarketAxess Holdings, Inc.	6,734	1,439,393
Moody's Corp.	28,158	8,672,664
Morgan Stanley	227,668	16,123,448
MSCI, Inc.	14,113	6,654,985
NASDAQ, Inc.	60,421	2,996,882
Northern Trust Corp.	36,944	2,434,979
Raymond James Financial, Inc.	33,546	3,201,630
S&P Global, Inc.	58,062	20,281,637
State Street Corp.	56,862	3,674,991
T. Rowe Price Group, Inc.	40,067	3,626,064
		179,629,772
Consumer Finance - 0.4%
American Express Co.	103,816	15,160,250
Capital One Financial Corp.	68,016	6,889,341
Discover Financial Services	44,605	3,661,178
Synchrony Financial	74,680	2,094,774
		27,805,543
Financial Services - 4.4%
Apollo Global Management, Inc.	77,878	6,030,872
Berkshire Hathaway, Inc. Class B (a)	325,410	111,072,195
Block, Inc. Class A (a)	98,057	3,946,794
Fidelity National Information Services, Inc.	105,703	5,191,074
Fiserv, Inc. (a)	108,774	12,373,043
FleetCor Technologies, Inc. (a)	13,215	2,975,622
Global Payments, Inc.	46,395	4,928,077
Jack Henry & Associates, Inc.	13,008	1,833,998
MasterCard, Inc. Class A	148,457	55,871,792
PayPal Holdings, Inc. (a)	195,940	10,149,692
Visa, Inc. Class A	286,704	67,404,110
		281,777,269
Insurance - 2.2%
AFLAC, Inc.	96,457	7,534,256
Allstate Corp.	46,677	5,980,724
American International Group, Inc.	127,023	7,787,780
Aon PLC	36,198	11,199,661
Arch Capital Group Ltd. (a)	66,571	5,770,374
Arthur J. Gallagher & Co.	38,451	9,054,826
Brown & Brown, Inc.	42,007	2,916,126
Chubb Ltd.	73,288	15,729,071
Cincinnati Financial Corp.	27,950	2,785,777
Everest Re Group Ltd.	7,745	3,064,077
Fidelity National Financial, Inc.	46,151	1,804,043
Hartford Financial Services Group, Inc.	54,568	4,008,020
Markel Group, Inc. (a)	2,366	3,479,250
Marsh & McLennan Companies, Inc.	88,130	16,713,855
MetLife, Inc.	112,725	6,764,627
Principal Financial Group, Inc.	39,692	2,686,355
Progressive Corp.	104,449	16,512,342
Prudential Financial, Inc.	64,776	5,923,117
The Travelers Companies, Inc.	40,851	6,840,091
W.R. Berkley Corp.	36,303	2,447,548
Willis Towers Watson PLC	18,705	4,412,322
		143,414,242
TOTAL FINANCIALS		815,324,740
HEALTH CARE - 13.1%
Biotechnology - 2.2%
AbbVie, Inc.	314,949	44,464,500
Alnylam Pharmaceuticals, Inc. (a)	22,309	3,386,506
Amgen, Inc.	95,447	24,405,798
Biogen, Inc. (a)	25,826	6,134,708
BioMarin Pharmaceutical, Inc. (a)	33,609	2,737,453
Exact Sciences Corp. (a)	32,185	1,982,274
Gilead Sciences, Inc.	222,342	17,462,741
Incyte Corp. (a)	33,231	1,792,148
Moderna, Inc. (a)	59,089	4,488,400
Regeneron Pharmaceuticals, Inc. (a)	19,047	14,854,565
Seagen, Inc. (a)	25,120	5,345,787
Vertex Pharmaceuticals, Inc. (a)	46,055	16,676,976
		143,731,856
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	309,660	29,278,353
Align Technology, Inc. (a)	12,697	2,343,739
Baxter International, Inc.	90,244	2,926,613
Becton, Dickinson & Co.	51,768	13,085,915
Boston Scientific Corp. (a)	261,291	13,375,486
DexCom, Inc. (a)	69,163	6,143,749
Edwards Lifesciences Corp. (a)	108,487	6,912,792
GE Healthcare Holding LLC	69,768	4,644,456
Hologic, Inc. (a)	43,732	2,893,746
IDEXX Laboratories, Inc. (a)	14,810	5,916,151
Insulet Corp. (a)	12,452	1,650,762
Intuitive Surgical, Inc. (a)	62,698	16,440,670
Medtronic PLC	237,549	16,761,457
ResMed, Inc.	26,215	3,702,082
STERIS PLC	17,606	3,696,908
Stryker Corp.	60,319	16,299,400
Teleflex, Inc.	8,397	1,551,346
The Cooper Companies, Inc.	8,823	2,750,570
Zimmer Biomet Holdings, Inc.	37,305	3,895,015
		154,269,210
Health Care Providers & Services - 3.1%
Cardinal Health, Inc.	45,429	4,134,039
Cencora, Inc.	29,747	5,507,657
Centene Corp. (a)	96,626	6,665,261
Cigna Group	52,825	16,333,490
CVS Health Corp.	229,191	15,816,471
Elevance Health, Inc.	42,049	18,925,834
HCA Holdings, Inc.	35,917	8,122,270
Humana, Inc.	22,110	11,578,786
Laboratory Corp. of America Holdings	15,808	3,157,332
McKesson Corp.	24,072	10,961,426
Molina Healthcare, Inc. (a)	10,402	3,463,346
Quest Diagnostics, Inc.	20,000	2,602,000
UnitedHealth Group, Inc.	165,285	88,520,035
		195,787,947
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	25,996	5,009,689
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	52,666	5,444,084
Avantor, Inc. (a)	120,503	2,100,367
Bio-Techne Corp.	28,087	1,534,393
Charles River Laboratories International, Inc. (a)	9,156	1,541,504
Danaher Corp.	117,272	22,518,569
Fortrea Holdings, Inc.	15,703	445,965
Illumina, Inc. (a)	28,207	3,086,410
IQVIA Holdings, Inc. (a)	32,688	5,910,971
Mettler-Toledo International, Inc. (a)	3,904	3,846,221
Revvity, Inc.	22,171	1,836,867
Thermo Fisher Scientific, Inc.	68,872	30,632,199
Waters Corp. (a)	10,532	2,512,198
West Pharmaceutical Services, Inc.	13,182	4,195,699
		85,605,447
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	372,792	19,209,972
Catalent, Inc. (a)	32,057	1,102,440
Eli Lilly & Co.	142,286	78,816,484
Johnson & Johnson	429,674	63,737,841
Merck & Co., Inc.	452,767	46,499,171
Pfizer, Inc.	1,007,312	30,783,455
Royalty Pharma PLC	68,943	1,852,498
Viatris, Inc.	213,920	1,903,888
Zoetis, Inc. Class A	82,142	12,896,294
		256,802,043
TOTAL HEALTH CARE		841,206,192
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (a)	12,528	2,561,851
General Dynamics Corp.	40,439	9,758,335
HEICO Corp.	7,121	1,128,038
HEICO Corp. Class A	13,561	1,724,010
Howmet Aerospace, Inc.	69,890	3,082,149
L3Harris Technologies, Inc.	33,746	6,054,370
Lockheed Martin Corp.	39,993	18,182,418
Northrop Grumman Corp.	25,378	11,963,951
RTX Corp.	259,721	21,138,692
Textron, Inc.	35,350	2,686,600
The Boeing Co. (a)	101,178	18,902,074
TransDigm Group, Inc. (a)	9,847	8,154,202
		105,336,690
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	20,780	1,700,427
Expeditors International of Washington, Inc.	26,389	2,882,998
FedEx Corp.	41,302	9,916,610
United Parcel Service, Inc. Class B	129,054	18,228,878
		32,728,913
Building Products - 0.4%
Carrier Global Corp.	149,472	7,123,836
Johnson Controls International PLC	121,402	5,951,126
Masco Corp.	40,172	2,092,559
Trane Technologies PLC	40,755	7,756,084
		22,923,605
Commercial Services & Supplies - 0.5%
Cintas Corp.	15,425	7,822,326
Copart, Inc.	155,049	6,747,732
Republic Services, Inc.	36,685	5,447,356
Veralto Corp.	39,108	2,698,452
Waste Management, Inc.	65,769	10,807,820
		33,523,686
Construction & Engineering - 0.1%
Quanta Services, Inc.	25,903	4,328,909
Electrical Equipment - 0.6%
AMETEK, Inc.	41,194	5,798,879
Eaton Corp. PLC	71,197	14,802,568
Emerson Electric Co.	101,975	9,072,716
Rockwell Automation, Inc.	20,497	5,386,817
		35,060,980
Ground Transportation - 1.0%
CSX Corp.	358,024	10,687,016
J.B. Hunt Transport Services, Inc.	14,571	2,504,318
Norfolk Southern Corp.	40,512	7,729,284
Old Dominion Freight Lines, Inc.	15,988	6,022,040
Uber Technologies, Inc. (a)	364,648	15,781,965
Union Pacific Corp.	108,743	22,576,134
		65,300,757
Industrial Conglomerates - 0.8%
3M Co.	98,546	8,962,759
General Electric Co.	194,202	21,096,163
Honeywell International, Inc.	118,475	21,711,729
		51,770,651
Machinery - 1.6%
Caterpillar, Inc.	91,029	20,577,105
Cummins, Inc.	25,259	5,463,522
Deere & Co.	48,655	17,776,591
Dover Corp.	24,953	3,242,642
Fortive Corp.	62,818	4,100,759
IDEX Corp.	13,484	2,580,972
Illinois Tool Works, Inc.	49,100	11,004,292
Ingersoll Rand, Inc.	72,179	4,379,822
Otis Worldwide Corp.	73,474	5,672,928
PACCAR, Inc.	93,246	7,695,592
Parker Hannifin Corp.	22,892	8,445,088
Stanley Black & Decker, Inc.	27,322	2,323,736
Westinghouse Air Brake Tech Co.	31,968	3,389,247
Xylem, Inc.	42,982	4,020,536
		100,672,832
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	114,954	3,592,313
Southwest Airlines Co.	106,157	2,359,870
United Airlines Holdings, Inc. (a)	58,532	2,049,205
		8,001,388
Professional Services - 0.7%
Automatic Data Processing, Inc.	73,512	16,041,789
Broadridge Financial Solutions, Inc.	21,052	3,592,313
Equifax, Inc.	21,883	3,710,700
Jacobs Solutions, Inc.	22,474	2,995,784
Leidos Holdings, Inc.	24,474	2,425,863
Paychex, Inc.	57,249	6,357,501
Paycom Software, Inc.	8,791	2,153,531
SS&C Technologies Holdings, Inc.	38,471	1,933,168
TransUnion Holding Co., Inc.	34,474	1,512,719
Verisk Analytics, Inc.	25,880	5,884,077
		46,607,445
Trading Companies & Distributors - 0.3%
Fastenal Co.	101,890	5,944,263
Ferguson PLC	36,445	5,474,039
United Rentals, Inc.	12,186	4,950,806
W.W. Grainger, Inc.	7,940	5,794,850
		22,163,958
TOTAL INDUSTRIALS		528,419,814
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	44,745	8,965,556
Cisco Systems, Inc.	727,116	37,904,557
F5, Inc. (a)	10,586	1,604,732
Motorola Solutions, Inc.	29,801	8,298,386
		56,773,231
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	106,420	8,572,131
CDW Corp.	23,918	4,793,167
Corning, Inc.	136,981	3,665,612
Keysight Technologies, Inc. (a)	31,865	3,889,123
TE Connectivity Ltd.	56,017	6,601,603
Teledyne Technologies, Inc. (a)	8,394	3,144,308
Trimble, Inc. (a)	44,398	2,092,478
Zebra Technologies Corp. Class A (a)	9,176	1,921,730
		34,680,152
IT Services - 1.5%
Accenture PLC Class A	112,556	33,439,262
Akamai Technologies, Inc. (a)	27,156	2,806,029
Cloudflare, Inc. (a)	52,213	2,959,955
Cognizant Technology Solutions Corp. Class A	90,118	5,809,907
EPAM Systems, Inc. (a)	10,332	2,247,933
Gartner, Inc. (a)	14,065	4,670,143
GoDaddy, Inc. (a)	26,203	1,918,846
IBM Corp.	162,554	23,511,811
MongoDB, Inc. Class A (a)	12,595	4,340,111
Okta, Inc. (a)	27,663	1,864,763
Snowflake, Inc. (a)	58,154	8,439,890
Twilio, Inc. Class A (a)(b)	32,324	1,656,928
VeriSign, Inc. (a)	16,011	3,196,756
		96,862,334
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (a)	288,295	28,397,058
Analog Devices, Inc.	89,467	14,075,843
Applied Materials, Inc.	149,839	19,831,192
Broadcom, Inc.	73,637	61,955,963
Enphase Energy, Inc. (a)	24,333	1,936,420
Entegris, Inc.	26,827	2,361,849
First Solar, Inc. (a)	19,065	2,715,809
Intel Corp.	747,288	27,276,012
KLA Corp.	24,395	11,458,332
Lam Research Corp.	23,785	13,990,813
Marvell Technology, Inc.	153,496	7,248,081
Microchip Technology, Inc.	97,128	6,924,255
Micron Technology, Inc.	195,446	13,069,474
Monolithic Power Systems, Inc.	8,526	3,766,275
NVIDIA Corp.	440,735	179,731,733
NXP Semiconductors NV	46,001	7,931,952
ON Semiconductor Corp. (a)	76,946	4,819,897
Qorvo, Inc. (a)	17,475	1,527,665
Qualcomm, Inc.	199,132	21,703,397
Skyworks Solutions, Inc.	28,398	2,463,243
SolarEdge Technologies, Inc. (a)	10,075	765,196
Teradyne, Inc.	27,482	2,288,426
Texas Instruments, Inc.	162,024	23,009,028
		459,247,913
Software - 11.3%
Adobe, Inc. (a)	81,331	43,272,972
ANSYS, Inc. (a)	15,496	4,311,917
Atlassian Corp. PLC (a)	27,100	4,895,344
Autodesk, Inc. (a)	38,138	7,537,213
Cadence Design Systems, Inc. (a)	48,496	11,631,766
Crowdstrike Holdings, Inc. (a)	39,990	7,069,032
Datadog, Inc. Class A (a)	53,367	4,347,809
DocuSign, Inc. (a)	36,090	1,403,179
Fair Isaac Corp. (a)	4,436	3,752,279
Fortinet, Inc. (a)	116,285	6,648,013
Gen Digital, Inc.	100,438	1,673,297
HubSpot, Inc. (a)	8,926	3,782,571
Intuit, Inc.	49,972	24,733,641
Microsoft Corp.	1,325,728	448,241,899
Oracle Corp.	280,906	29,045,680
Palantir Technologies, Inc. (a)(b)	339,744	5,028,211
Palo Alto Networks, Inc. (a)	54,576	13,263,060
PTC, Inc. (a)	21,202	2,977,185
Roper Technologies, Inc.	19,040	9,302,373
Salesforce, Inc. (a)	173,795	34,903,250
ServiceNow, Inc. (a)	36,401	21,179,922
Splunk, Inc. (a)	27,178	3,999,514
Synopsys, Inc. (a)	27,150	12,745,296
Tyler Technologies, Inc. (a)	7,509	2,800,106
VMware, Inc. Class A (a)	37,463	5,456,486
Workday, Inc. Class A (a)	36,716	7,773,144
Zoom Video Communications, Inc. Class A (a)	44,775	2,685,605
Zscaler, Inc. (a)	15,621	2,478,896
		726,939,660
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	2,622,315	447,812,733
Dell Technologies, Inc.	45,226	3,026,072
Hewlett Packard Enterprise Co.	230,516	3,545,336
HP, Inc.	154,681	4,072,751
NetApp, Inc.	37,625	2,738,348
Seagate Technology Holdings PLC	34,362	2,345,207
Western Digital Corp. (a)	57,085	2,291,963
		465,832,410
TOTAL INFORMATION TECHNOLOGY		1,840,335,700
MATERIALS - 2.4%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	39,633	11,193,945
Albemarle Corp.	20,935	2,654,139
Celanese Corp. Class A	17,887	2,048,240
CF Industries Holdings, Inc.	34,437	2,747,384
Corteva, Inc.	126,643	6,096,594
Dow, Inc.	125,479	6,065,655
DuPont de Nemours, Inc.	81,902	5,969,018
Eastman Chemical Co.	21,139	1,579,717
Ecolab, Inc.	45,269	7,593,422
FMC Corp.	22,306	1,186,679
International Flavors & Fragrances, Inc.	45,513	3,110,814
Linde PLC	87,065	33,272,760
LyondellBasell Industries NV Class A	45,709	4,124,780
PPG Industries, Inc.	42,003	5,156,708
Sherwin-Williams Co.	42,217	10,056,512
The Mosaic Co.	59,281	1,925,447
		104,781,814
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	11,030	4,510,608
Vulcan Materials Co.	23,693	4,655,438
		9,166,046
Containers & Packaging - 0.2%
Amcor PLC	262,518	2,333,785
Avery Dennison Corp.	14,402	2,506,956
Ball Corp.	56,118	2,702,082
International Paper Co.	61,736	2,082,355
Packaging Corp. of America	16,045	2,455,687
		12,080,865
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	255,740	8,638,897
Newmont Corp.	141,797	5,313,134
Nucor Corp.	44,384	6,559,511
Reliance Steel & Aluminum Co.	10,451	2,658,525
Steel Dynamics, Inc.	27,789	2,959,806
		26,129,873
TOTAL MATERIALS		152,158,598
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	27,799	2,588,921
American Tower Corp.	83,156	14,817,568
AvalonBay Communities, Inc.	25,336	4,199,189
Crown Castle International Corp.	77,378	7,194,606
Digital Realty Trust, Inc.	54,017	6,717,554
Equinix, Inc.	16,702	12,186,447
Equity Residential (SBI)	61,562	3,406,225
Essex Property Trust, Inc.	11,452	2,449,812
Extra Space Storage, Inc.	37,710	3,906,379
Gaming & Leisure Properties	46,928	2,130,062
Healthpeak Properties, Inc.	97,767	1,520,277
Host Hotels & Resorts, Inc.	126,891	1,964,273
Invitation Homes, Inc.	102,671	3,048,302
Iron Mountain, Inc.	52,030	3,073,412
Mid-America Apartment Communities, Inc.	20,812	2,458,938
Prologis (REIT), Inc.	164,873	16,610,955
Public Storage	28,233	6,739,499
Realty Income Corp.	126,506	5,993,854
SBA Communications Corp. Class A	19,330	4,032,818
Simon Property Group, Inc.	58,344	6,411,422
Sun Communities, Inc.	22,197	2,469,194
UDR, Inc.	54,137	1,722,098
Ventas, Inc.	71,821	3,049,520
VICI Properties, Inc.	180,875	5,046,413
Welltower, Inc.	92,568	7,739,610
Weyerhaeuser Co.	130,321	3,738,909
WP Carey, Inc.	38,155	2,047,016
		137,263,273
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	55,294	3,834,086
CoStar Group, Inc. (a)	72,895	5,351,222
		9,185,308
TOTAL REAL ESTATE		146,448,581
UTILITIES - 2.3%
Electric Utilities - 1.6%
Alliant Energy Corp.	45,139	2,202,332
American Electric Power Co., Inc.	91,987	6,948,698
Constellation Energy Corp.	57,389	6,480,366
Duke Energy Corp.	137,511	12,223,353
Edison International	68,336	4,309,268
Entergy Corp.	37,727	3,606,324
Evergy, Inc.	40,974	2,013,462
Eversource Energy	62,237	3,347,728
Exelon Corp.	177,465	6,910,487
FirstEnergy Corp.	92,141	3,280,220
NextEra Energy, Inc.	361,042	21,048,749
PG&E Corp. (a)	373,234	6,083,714
PPL Corp.	131,498	3,230,906
Southern Co.	194,567	13,094,359
Xcel Energy, Inc.	98,441	5,834,598
		100,614,564
Gas Utilities - 0.0%
Atmos Energy Corp.	26,497	2,852,667
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	119,397	1,779,015
Multi-Utilities - 0.6%
Ameren Corp.	46,858	3,547,619
CenterPoint Energy, Inc.	112,596	3,026,580
CMS Energy Corp.	52,036	2,827,636
Consolidated Edison, Inc.	61,583	5,406,372
Dominion Energy, Inc.	149,396	6,023,647
DTE Energy Co.	36,775	3,544,375
Public Service Enterprise Group, Inc.	89,036	5,489,069
Sempra	112,294	7,863,949
WEC Energy Group, Inc.	56,285	4,581,036
		42,310,283
Water Utilities - 0.1%
American Water Works Co., Inc.	34,729	4,085,867
TOTAL UTILITIES		151,642,396
TOTAL COMMON STOCKS (Cost $5,512,258,638)		6,394,474,589

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $786,700)	800,000	786,653

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	28,133,892	28,139,519
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	10,555,287	10,556,343
TOTAL MONEY MARKET FUNDS (Cost $38,695,862)		38,695,862

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,551,741,200)	6,433,957,104
NET OTHER ASSETS (LIABILITIES) - 0.0%	(817,043)
NET ASSETS - 100.0%	6,433,140,061

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	183	Dec 2023	38,542,088	(378,118)	(378,118)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $786,653.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	13,176,399	632,186,893	617,223,773	844,899	-	-	28,139,519	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	15,566,668	263,057,919	268,068,244	113,493	-	-	10,556,343	0.0%
Total	28,743,067	895,244,812	885,292,017	958,392	-	-	38,695,862

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	561,798,122	561,798,122	-	-
Consumer Discretionary	656,345,913	656,345,913	-	-
Consumer Staples	412,072,957	412,072,957	-	-
Energy	288,721,576	288,721,576	-	-
Financials	815,324,740	815,324,740	-	-
Health Care	841,206,192	841,206,192	-	-
Industrials	528,419,814	528,419,814	-	-
Information Technology	1,840,335,700	1,840,335,700	-	-
Materials	152,158,598	152,158,598	-	-
Real Estate	146,448,581	146,448,581	-	-
Utilities	151,642,396	151,642,396	-	-

U.S. Government and Government Agency Obligations	786,653	-	786,653	-

Money Market Funds	38,695,862	38,695,862	-	-
Total Investments in Securities:	6,433,957,104	6,433,170,451	786,653	-
Derivative Instruments: Liabilities
Futures Contracts	(378,118)	(378,118)	-	-
Total Liabilities	(378,118)	(378,118)	-	-
Total Derivative Instruments:	(378,118)	(378,118)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(378,118)
Total Equity Risk	0	(378,118)
Total Value of Derivatives	0	(378,118)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Large Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value (including securities loaned of $10,410,722) - See accompanying schedule:
Unaffiliated issuers (cost $5,513,045,338)	$6,395,261,242
Fidelity Central Funds (cost $38,695,862)	38,695,862

Total Investment in Securities (cost $5,551,741,200)		$6,433,957,104
Segregated cash with brokers for derivative instruments		1,080,506
Receivable for fund shares sold		5,613,425
Dividends receivable		4,575,695
Distributions receivable from Fidelity Central Funds		110,796
Receivable for daily variation margin on futures contracts		217,106
Other receivables		5
Total assets		6,445,554,637
Liabilities
Payable for fund shares redeemed	$1,857,984
Other payables and accrued expenses	17
Collateral on securities loaned	10,556,575
Total Liabilities		12,414,576
Net Assets		$6,433,140,061
Net Assets consist of:
Paid in capital		$5,584,194,058
Total accumulated earnings (loss)		848,946,003
Net Assets		$6,433,140,061
Net Asset Value, offering price and redemption price per share ($6,433,140,061 ÷ 431,151,660 shares)		$14.92

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$95,950,453
Interest		49,095
Income from Fidelity Central Funds (including $113,493 from security lending)		958,392
Total Income		96,957,940
Expenses
Independent trustees' fees and expenses	$32,582
Total expenses before reductions	32,582
Expense reductions	(1,551)
Total expenses after reductions		31,031
Net Investment income (loss)		96,926,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(43,008,463)
Futures contracts	3,123,596
Total net realized gain (loss)		(39,884,867)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	500,380,817
Futures contracts	(1,301,719)
Total change in net unrealized appreciation (depreciation)		499,079,098
Net gain (loss)		459,194,231
Net increase (decrease) in net assets resulting from operations		$556,121,140
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,926,909	$78,962,281
Net realized gain (loss)	(39,884,867)	(52,165,460)
Change in net unrealized appreciation (depreciation)	499,079,098	(995,680,128)
Net increase (decrease) in net assets resulting from operations	556,121,140	(968,883,307)
Distributions to shareholders	(80,225,687)	(51,573,510)

Share transactions
Proceeds from sales of shares	1,460,240,659	2,092,922,018
Reinvestment of distributions	71,732,498	48,118,514
Cost of shares redeemed	(881,002,253)	(917,366,545)

Net increase (decrease) in net assets resulting from share transactions	650,970,904	1,223,673,987
Total increase (decrease) in net assets	1,126,866,357	203,217,170

Net Assets
Beginning of period	5,306,273,704	5,103,056,534
End of period	$6,433,140,061	$5,306,273,704

Other Information
Shares
Sold	98,505,608	137,692,315
Issued in reinvestment of distributions	5,333,271	2,992,445
Redeemed	(60,048,756)	(61,684,064)
Net increase (decrease)	43,790,123	79,000,696

Financial Highlights
Fidelity ZERO® Large Cap Index Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.70	$16.55	$11.73	$10.65	$9.35
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.20	.19
Net realized and unrealized gain (loss)	1.19	(2.91)	4.78	1.01	1.16
Total from investment operations	1.43	(2.69)	4.98	1.21	1.35
Distributions from net investment income	(.21)	(.16)	(.16)	(.13)	(.04)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.21)	(.16)	(.16)	(.13)	(.05)
Net asset value, end of period	$14.92	$13.70	$16.55	$11.73	$10.65
Total Return C,D	10.57%	(16.39)%	42.81%	11.45%	14.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.61%	1.48%	1.36%	1.80%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$6,433,140	$5,306,274	$5,103,057	$2,375,916	$1,162,779
Portfolio turnover rate H	2%	3%	5% I	5%	3%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity ZERO® Total Market Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity ZERO® Total Market Index Fund	8.55%	10.27%	8.82%

A   From August 2, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ZERO® Total Market Index Fund on August 2, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Fidelity U.S. Total Investable Market Index℠ and S&P 500® Index performed over the same period.

Fidelity ZERO® Total Market Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 10.14% for the 12 months ending October 31, 2023, according to the S&P 500® index, as global economic expansion and a slowing in the pace of inflation provided a favorable backdrop for higher-risk assets through July. After returning -18.11% in 2022, the index's upturn has been driven by a narrow set of companies in the information technology and communication services sectors, largely due to excitement for generative artificial intelligence. Monetary tightening by the U.S. Federal Reserve continued amid consistent pressure on core inflation. Since March 2022, the Fed has hiked its benchmark interest rate 11 times. The latest bump came in late July, a fourth consecutive raise of 25 basis points, followed by the decision to hold rates in September at a 22-year high so the Fed can observe the pause's effect on inflation and the economy. The year-to-date equity rally sputtered in August and continued to lose steam through October amid a stalling pattern in disinflationary trends, soaring yields on longer-term government bonds and mixed earnings from some big and influential firms. The S&P 500® closed at its 2023 high on July 31 before returning -3.27% in Q3 and -2.10% in October. Still, U.S. stocks ended October up 10.69% year to date. By sector for the full 12 months, communications services (+36%) and tech (+33%) led. In contrast, two defensive, rate-sensitive sectors lagged most: utilities (-8%) and real estate (-7%).
Comments from:
For the fiscal year ending October 31, 2023, the fund gained 8.55%, versus 8.57% for the benchmark Fidelity U.S. Total Investable Market Index TR. By sector, information technology gained roughly 31% and contributed most. Communication services stocks also helped, gaining 32%. The consumer discretionary sector rose 8%, boosted by the consumer discretionary distribution & retail industry (+15%). Other notable contributors included the industrials (+6%) and materials (+4%) sectors. In contrast, health care returned about -6% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-6%). Financials (-2%), hampered by the banks industry (-17%), and real estate (-8%), especially in the equity real estate investment trusts (REITs) industry (-8%), also hurt. Other notable detractors included the utilities (-8%), consumer staples (-3%) and energy (-1%) sectors. Turning to individual stocks, the top contributor was Microsoft (+47%), from the software & services industry. Another notable contributor was Nvidia (+202%), a stock in the semiconductors & semiconductor equipment group. Meta Platforms (+223%) and Alphabet (+32%), within the media & entertainment group, also lifted the fund. Lastly, Amazon.com (+30%), a stock in the consumer discretionary distribution & retail category. Conversely, the biggest individual detractor was Pfizer (-32%), from the pharmaceuticals, biotechnology & life sciences industry. Also in pharmaceuticals, biotechnology & life sciences, Johnson & Johnson (-12%) hurt. In automobiles & components, Tesla returned approximately -12%, and in banks, Bank of America returned -25%. Lastly, Chevron (-17%), a stock in the energy category, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity ZERO® Total Market Index Fund
Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	6.2
Apple, Inc.	6.2
Amazon.com, Inc.	3.0
NVIDIA Corp.	2.5
Alphabet, Inc. Class A	1.8
Meta Platforms, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
Berkshire Hathaway, Inc. Class B	1.5
Tesla, Inc.	1.4
UnitedHealth Group, Inc.	1.2
27.1

Market Sectors (% of Fund's net assets)

Information Technology	26.6
Financials	13.1
Health Care	12.8
Consumer Discretionary	10.5
Industrials	9.6
Communication Services	8.1
Consumer Staples	6.1
Energy	4.7
Real Estate	2.8
Materials	2.7
Utilities	2.4

Asset Allocation (% of Fund's net assets)

Futures - 0.6%

Fidelity ZERO® Total Market Index Fund
Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	7,376	224,894
AST SpaceMobile, Inc. (a)(b)	33,410	110,587
AT&T, Inc.	2,635,670	40,589,318
ATN International, Inc.	3,687	114,113
Bandwidth, Inc. (a)	7,132	75,671
Cogent Communications Group, Inc.	15,938	1,035,651
Consolidated Communications Holdings, Inc. (a)	28,002	116,768
EchoStar Holding Corp. Class A (a)	12,982	179,931
Frontier Communications Parent, Inc. (a)(b)	81,636	1,462,917
GCI Liberty, Inc. Class A (c)	19,818	0
Globalstar, Inc. (a)(b)	261,249	368,361
IDT Corp. Class B (a)	7,292	204,541
Iridium Communications, Inc.	46,038	1,705,708
Liberty Global PLC:
Class A (a)	50,034	778,529
Class C (a)	92,605	1,570,581
Liberty Latin America Ltd.:
Class A (a)	15,769	107,702
Class C (a)	45,576	312,196
Lumen Technologies, Inc. (a)(b)	372,223	543,446
Verizon Communications, Inc.	1,549,922	54,448,760
		103,949,674
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	18,231	194,707
Atlanta Braves Holdings, Inc.	14,045	488,485
Atlanta Braves Holdings, Inc. Class A	4,064	154,066
Cinemark Holdings, Inc. (a)	39,140	645,419
Electronic Arts, Inc.	90,878	11,249,788
Endeavor Group Holdings, Inc.	69,577	1,583,573
Liberty Media Corp. Liberty Formula One:
Class A	12,078	695,089
Class C	73,810	4,774,769
Liberty Media Corp. Liberty Live:
Class C	17,585	560,434
Series A	7,100	221,804
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,667	217,463
Class B (a)	42,330	315,782
Live Nation Entertainment, Inc. (a)	52,277	4,183,206
Madison Square Garden Entertainment Corp.	15,706	478,719
Madison Square Garden Sports Corp.	6,143	1,032,884
Marcus Corp. (b)	9,550	148,407
Netflix, Inc. (a)	163,386	67,264,382
Playtika Holding Corp. (a)	25,843	217,081
Roblox Corp. (a)	177,621	5,650,124
Roku, Inc. Class A (a)	45,841	2,730,748
Skillz, Inc. (a)(b)	4,989	25,544
Sphere Entertainment Co. (a)	9,454	311,131
Take-Two Interactive Software, Inc. (a)	58,213	7,785,989
The Walt Disney Co. (a)	674,637	55,043,633
TKO Group Holdings, Inc.	19,336	1,585,165
Vivid Seats, Inc. Class A (a)	13,661	80,327
Warner Bros Discovery, Inc. (a)	817,021	8,121,189
Warner Music Group Corp. Class A	51,021	1,596,957
		177,356,865
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	2,187,545	271,430,584
Class C (a)	1,860,450	233,114,385
Angi, Inc. (a)(b)	28,546	45,959
Bumble, Inc. (a)	37,612	505,505
CarGurus, Inc. Class A (a)	31,671	545,691
Cars.com, Inc. (a)	23,443	357,037
Eventbrite, Inc. (a)(b)	30,281	250,727
EverQuote, Inc. Class A (a)	6,308	54,186
fuboTV, Inc. (a)(b)	105,011	254,127
IAC, Inc. (a)	25,686	1,092,939
Match Group, Inc. (a)	102,576	3,549,130
MediaAlpha, Inc. Class A (a)	8,046	82,713
Meta Platforms, Inc. Class A (a)	819,406	246,862,446
Nextdoor Holdings, Inc. (a)	59,959	109,125
Pinterest, Inc. Class A (a)	214,597	6,412,158
QuinStreet, Inc. (a)	18,108	204,801
Rumble, Inc. (a)(b)	27,906	125,298
Shutterstock, Inc.	9,175	373,239
Snap, Inc. Class A (a)(b)	373,483	3,738,565
TripAdvisor, Inc. (a)	40,052	591,168
Vimeo, Inc. (a)	58,938	181,529
Yelp, Inc. (a)	25,085	1,058,336
Ziff Davis, Inc. (a)	17,045	1,030,541
ZipRecruiter, Inc. (a)	27,225	289,946
Zoominfo Technologies, Inc. (a)	112,602	1,459,322
		773,719,457
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	87,334	252,395
AMC Networks, Inc. Class A (a)	11,564	136,455
Boston Omaha Corp. (a)	7,072	100,635
Cable One, Inc.	1,673	919,933
Cardlytics, Inc. (a)	14,581	180,659
Charter Communications, Inc. Class A (a)	37,524	15,114,667
Clear Channel Outdoor Holdings, Inc. (a)	130,685	143,754
Comcast Corp. Class A	1,517,288	62,648,822
DISH Network Corp. Class A (a)(b)	89,668	439,373
E.W. Scripps Co. Class A (a)	20,708	113,273
Entravision Communication Corp. Class A	22,763	81,492
Fox Corp.:
Class A	92,734	2,818,186
Class B	49,559	1,383,192
Gannett Co., Inc. (a)(b)	55,156	129,065
Gray Television, Inc.	29,992	195,548
iHeartMedia, Inc. (a)	38,315	90,040
Integral Ad Science Holding Corp. (a)	20,287	232,895
Interpublic Group of Companies, Inc.	141,958	4,031,607
John Wiley & Sons, Inc. Class A	15,930	482,201
Liberty Broadband Corp.:
Class A (a)	6,985	581,990
Class C (a)	41,432	3,451,700
Liberty Media Corp. Liberty SiriusXM	57,227	1,404,923
Liberty Media Corp. Liberty SiriusXM Class A	25,126	615,336
Magnite, Inc. (a)	45,952	305,121
News Corp.:
Class A	133,296	2,756,561
Class B (b)	49,621	1,063,874
Nexstar Broadcasting Group, Inc. Class A	12,305	1,723,684
Omnicom Group, Inc.	72,850	5,457,194
Paramount Global:
Class A (b)	8,943	124,308
Class B (b)	171,266	1,863,374
PubMatic, Inc. (a)	15,484	174,505
Scholastic Corp.	10,259	378,557
Sinclair, Inc. Class A (b)	12,633	137,321
Sirius XM Holdings, Inc. (b)	240,971	1,031,356
Stagwell, Inc. (a)	35,489	146,215
TechTarget, Inc. (a)	9,090	228,886
TEGNA, Inc.	74,431	1,079,994
The New York Times Co. Class A	60,140	2,424,243
The Trade Desk, Inc. (a)	164,525	11,674,694
Thryv Holdings, Inc. (a)	10,550	183,887
WideOpenWest, Inc. (a)	17,456	122,890
		126,424,805
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	22,980	241,290
NII Holdings, Inc. (a)(b)(c)	11,652	0
Shenandoah Telecommunications Co.	18,748	443,578
Spok Holdings, Inc.	6,975	103,997
T-Mobile U.S., Inc.	190,844	27,454,818
Telephone & Data Systems, Inc.	35,604	647,637
U.S. Cellular Corp. (a)	5,359	225,239
		29,116,559
TOTAL COMMUNICATION SERVICES		1,210,567,360
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.2%
Adient PLC (a)	34,450	1,160,621
American Axle & Manufacturing Holdings, Inc. (a)	44,328	299,214
Aptiv PLC (a)	104,295	9,094,524
Autoliv, Inc.	28,008	2,566,933
BorgWarner, Inc.	86,430	3,189,267
Dana, Inc.	47,895	549,835
Dorman Products, Inc. (a)	10,517	653,947
Fox Factory Holding Corp. (a)	15,749	1,283,071
Garrett Motion, Inc. (a)(b)	55,284	390,305
Gentex Corp.	86,245	2,473,507
Gentherm, Inc. (a)	12,025	483,646
Holley, Inc. (a)	17,988	76,449
LCI Industries	9,423	1,022,301
Lear Corp.	21,566	2,798,404
Luminar Technologies, Inc. (a)(b)	96,506	305,924
Mobileye Global, Inc. (b)	27,895	995,015
Modine Manufacturing Co. (a)	19,101	754,490
Motorcar Parts of America, Inc. (a)	7,390	53,356
Patrick Industries, Inc.	7,651	574,973
Phinia, Inc.	17,473	452,201
QuantumScape Corp. Class A (a)(b)	125,559	655,418
Solid Power, Inc. (a)(b)	40,168	53,022
Standard Motor Products, Inc.	7,079	247,269
Stoneridge, Inc. (a)	9,537	155,167
The Goodyear Tire & Rubber Co. (a)	104,075	1,238,493
Visteon Corp. (a)	10,394	1,196,661
XPEL, Inc. (a)	7,884	365,029
		33,089,042
Automobiles - 1.6%
Canoo, Inc. (a)(b)	195,694	53,640
Faraday Future Intelligent Electric, Inc. (a)(b)	4,218	4,471
Fisker, Inc. (a)(b)	70,853	318,839
Ford Motor Co.	1,449,339	14,131,055
General Motors Co.	507,321	14,306,452
Harley-Davidson, Inc.	47,832	1,284,289
Lucid Group, Inc. Class A (a)(b)	327,066	1,347,512
Mullen Automotive, Inc. (a)(b)	181,187	48,413
Rivian Automotive, Inc. (a)(b)	246,209	3,993,510
Tesla, Inc. (a)	1,018,057	204,466,568
Thor Industries, Inc.	19,667	1,729,319
Winnebago Industries, Inc.	11,076	641,854
Workhorse Group, Inc. (a)(b)	56,144	23,418
		242,349,340
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	3,347,431	445,509,592
Big Lots, Inc.	10,244	46,713
ContextLogic, Inc. (a)(b)	7,430	29,126
Dillard's, Inc. Class A (b)	1,281	397,686
eBay, Inc.	196,199	7,696,887
Etsy, Inc. (a)	45,476	2,833,155
Groupon, Inc. (a)(b)	7,696	98,432
Kohl's Corp. (b)	41,095	926,692
Macy's, Inc. (b)	100,469	1,223,712
Nordstrom, Inc. (b)	35,825	500,834
Ollie's Bargain Outlet Holdings, Inc. (a)	22,798	1,760,918
Qurate Retail, Inc. Series A (a)	127,964	56,394
		461,080,141
Distributors - 0.1%
Genuine Parts Co.	51,829	6,678,685
LKQ Corp.	98,583	4,329,765
Pool Corp.	14,421	4,553,719
		15,562,169
Diversified Consumer Services - 0.1%
2U, Inc. (a)	29,990	63,579
ADT, Inc.	84,628	478,994
Adtalem Global Education, Inc. (a)	15,310	793,058
American Public Education, Inc. (a)	5,976	24,920
Bright Horizons Family Solutions, Inc. (a)	21,321	1,579,033
Carriage Services, Inc.	5,124	110,678
Chegg, Inc. (a)	44,004	331,350
Coursera, Inc. (a)	38,116	660,931
Duolingo, Inc. (a)	13,049	1,905,806
European Wax Center, Inc. (a)(b)	13,086	193,280
Frontdoor, Inc. (a)	29,611	856,646
Graham Holdings Co.	1,352	782,429
Grand Canyon Education, Inc. (a)	11,003	1,301,985
H&R Block, Inc.	55,992	2,298,472
Laureate Education, Inc. Class A	49,791	704,045
Mister Car Wash, Inc. (a)(b)	33,636	174,907
Nerdy, Inc. Class A (a)	21,469	66,125
OneSpaWorld Holdings Ltd. (a)	32,325	338,766
Perdoceo Education Corp.	23,915	432,622
Rover Group, Inc. Class A (a)	41,941	270,519
Service Corp. International	55,660	3,029,017
Strategic Education, Inc.	8,120	668,357
Stride, Inc. (a)	14,784	812,824
Udemy, Inc. (a)	31,772	283,724
WW International, Inc. (a)	29,132	227,812
		18,389,879
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	20,885	205,717
Airbnb, Inc. Class A (a)	157,204	18,595,661
ARAMARK Holdings Corp.	96,394	2,595,890
Bally's Corp. (a)	10,280	93,754
BJ's Restaurants, Inc. (a)(b)	8,685	223,378
Bloomin' Brands, Inc.	32,548	759,670
Bluegreen Vacations Holding Corp. Class A	3,203	107,333
Booking Holdings, Inc. (a)	13,159	36,707,820
Bowlero Corp. Class A (a)(b)	17,111	172,650
Boyd Gaming Corp.	26,154	1,445,009
Brinker International, Inc. (a)	16,071	545,128
Caesars Entertainment, Inc. (a)	79,318	3,163,995
Carnival Corp. (a)(b)	371,450	4,256,817
Chipotle Mexican Grill, Inc. (a)	10,166	19,744,405
Choice Hotels International, Inc. (b)	9,291	1,026,656
Churchill Downs, Inc.	25,120	2,759,181
Chuy's Holdings, Inc. (a)	6,350	213,741
Cracker Barrel Old Country Store, Inc. (b)	8,316	551,850
Darden Restaurants, Inc.	44,549	6,483,216
Dave & Buster's Entertainment, Inc. (a)	12,674	442,830
Denny's Corp. (a)	20,084	173,124
Dine Brands Global, Inc.	5,816	286,671
Domino's Pizza, Inc.	12,935	4,384,836
Doordash, Inc. (a)	110,612	8,290,369
Draftkings Holdings, Inc. (a)	170,742	4,715,894
Dutch Bros, Inc. (a)(b)	19,233	468,131
El Pollo Loco Holdings, Inc.	10,001	83,508
Everi Holdings, Inc. (a)	32,399	349,585
Expedia, Inc. (a)	50,828	4,843,400
First Watch Restaurant Group, Inc. (a)	8,855	147,967
Golden Entertainment, Inc.	7,728	242,350
Hilton Grand Vacations, Inc. (a)	26,829	964,503
Hilton Worldwide Holdings, Inc.	96,397	14,607,037
Hyatt Hotels Corp. Class A (b)	16,936	1,734,924
Inspired Entertainment, Inc. (a)	8,914	88,962
Jack in the Box, Inc.	7,529	475,682
Krispy Kreme, Inc. (b)	31,072	401,761
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,231	127,479
Las Vegas Sands Corp.	121,001	5,742,707
Life Time Group Holdings, Inc. (a)(b)	21,709	256,600
Light & Wonder, Inc. Class A (a)	33,471	2,447,065
Lindblad Expeditions Holdings (a)	15,398	95,776
Marriott International, Inc. Class A	92,362	17,415,779
Marriott Vacations Worldwide Corp.	12,530	1,125,946
McDonald's Corp.	268,640	70,429,349
MGM Resorts International	103,507	3,614,464
Monarch Casino & Resort, Inc.	5,036	303,117
Norwegian Cruise Line Holdings Ltd. (a)(b)	157,407	2,140,735
Papa John's International, Inc.	12,071	784,856
Penn Entertainment, Inc. (a)	55,755	1,100,046
Planet Fitness, Inc. (a)	31,006	1,713,702
Playa Hotels & Resorts NV (a)	41,673	301,296
PlayAGS, Inc. (a)	15,146	108,142
Portillo's, Inc. (a)(b)	17,743	265,258
RCI Hospitality Holdings, Inc.	2,995	163,257
Red Robin Gourmet Burgers, Inc. (a)(b)	6,198	50,142
Red Rock Resorts, Inc.	17,892	707,629
Royal Caribbean Cruises Ltd. (a)	86,867	7,360,241
Rush Street Interactive, Inc. (a)	23,695	84,591
Sabre Corp. (a)	124,335	435,173
SeaWorld Entertainment, Inc. (a)	13,219	569,475
Shake Shack, Inc. Class A (a)	13,871	777,331
Six Flags Entertainment Corp. (a)	26,426	525,877
Soho House & Co., Inc. Class A (a)(b)	13,211	95,119
Sonder Holdings, Inc. (a)(b)	2,772	20,901
Starbucks Corp.	422,232	38,946,680
Sweetgreen, Inc. Class A (a)	33,621	347,305
Target Hospitality Corp. (a)(b)	9,535	130,916
Texas Roadhouse, Inc. Class A	24,496	2,487,324
The Cheesecake Factory, Inc.	17,787	552,642
Travel+Leisure Co.	27,247	927,215
Vail Resorts, Inc.	14,215	3,017,134
Wendy's Co.	62,721	1,192,953
Wingstop, Inc.	11,119	2,032,220
Wyndham Hotels & Resorts, Inc.	31,067	2,249,251
Wynn Resorts Ltd.	35,683	3,132,254
Xponential Fitness, Inc. (a)(b)	10,105	144,198
Yum! Brands, Inc.	103,317	12,486,893
		328,762,443
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	10,876	263,090
Cavco Industries, Inc. (a)	2,952	736,554
Century Communities, Inc.	10,525	647,288
D.R. Horton, Inc.	112,285	11,722,554
Dream Finders Homes, Inc. (a)(b)	8,824	173,745
Ethan Allen Interiors, Inc.	8,658	227,359
Garmin Ltd.	56,486	5,791,510
GoPro, Inc. Class A (a)	42,436	106,514
Green Brick Partners, Inc. (a)	9,391	363,432
Helen of Troy Ltd. (a)	8,831	868,264
Hovnanian Enterprises, Inc. Class A (a)	1,785	124,022
Installed Building Products, Inc.	8,663	967,397
iRobot Corp. (a)	10,355	340,990
KB Home	28,688	1,268,010
La-Z-Boy, Inc.	16,006	468,015
Leggett & Platt, Inc.	49,092	1,150,226
Lennar Corp.:
Class A	91,055	9,713,747
Class B	7,071	697,271
LGI Homes, Inc. (a)	7,530	711,660
Lovesac (a)(b)	5,816	95,731
M.D.C. Holdings, Inc.	22,125	839,644
M/I Homes, Inc. (a)	10,130	831,369
Meritage Homes Corp.	13,540	1,543,831
Mohawk Industries, Inc. (a)	19,444	1,562,909
Newell Brands, Inc.	139,887	940,041
NVR, Inc. (a)	1,204	6,516,794
PulteGroup, Inc.	80,924	5,955,197
Purple Innovation, Inc.	23,698	22,987
Skyline Champion Corp. (a)	19,596	1,148,913
Sonos, Inc. (a)	47,737	514,605
Taylor Morrison Home Corp. (a)	40,210	1,540,847
Tempur Sealy International, Inc.	63,329	2,528,727
Toll Brothers, Inc.	40,327	2,851,522
TopBuild Corp. (a)	11,680	2,671,917
Traeger, Inc. (a)(b)	29,625	77,914
TRI Pointe Homes, Inc. (a)	36,229	907,899
Tupperware Brands Corp. (a)(b)	14,787	30,165
Universal Electronics, Inc. (a)	4,159	32,648
Vizio Holding Corp. (a)	37,141	189,048
Whirlpool Corp.	20,189	2,110,962
ZAGG, Inc. rights (a)(c)	5,004	0
		69,255,318
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	11,170	569,223
AMMO, Inc. (a)(b)	33,915	98,693
Brunswick Corp.	25,770	1,790,242
Clarus Corp.	9,729	56,331
Funko, Inc. (a)(b)	11,524	88,850
Hasbro, Inc.	48,045	2,169,232
JAKKS Pacific, Inc. (a)	2,430	40,751
Johnson Outdoors, Inc. Class A	2,493	118,542
Latham Group, Inc. (a)	13,857	31,733
Malibu Boats, Inc. Class A (a)	7,644	333,431
MasterCraft Boat Holdings, Inc. (a)	5,659	115,670
Mattel, Inc. (a)	130,116	2,482,613
Peloton Interactive, Inc. Class A (a)(b)	125,346	596,647
Polaris, Inc.	19,680	1,700,746
Smith & Wesson Brands, Inc.	17,506	257,863
Solo Brands, Inc. Class A (a)	9,124	35,127
Sturm, Ruger & Co., Inc.	6,534	361,657
Topgolf Callaway Brands Corp. (a)	51,914	634,389
Vista Outdoor, Inc. (a)	21,337	535,985
YETI Holdings, Inc. (a)(b)	32,098	1,364,807
		13,382,532
Specialty Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	9,976	74,920
Abercrombie & Fitch Co. Class A (a)	18,408	1,119,575
Academy Sports & Outdoors, Inc.	28,099	1,259,959
Advance Auto Parts, Inc. (b)	21,874	1,138,104
America's Car Mart, Inc. (a)	2,352	157,537
American Eagle Outfitters, Inc.	68,477	1,196,293
Arhaus, Inc. (a)	15,248	131,438
Arko Corp.	25,391	191,702
Asbury Automotive Group, Inc. (a)	7,591	1,452,690
AutoNation, Inc. (a)	9,909	1,288,963
AutoZone, Inc. (a)	6,693	16,579,431
BARK, Inc. (a)	37,811	40,458
Bath & Body Works, Inc.	84,299	2,499,465
Best Buy Co., Inc.	71,772	4,795,805
Beyond, Inc. (a)(b)	17,016	265,450
Big 5 Sporting Goods Corp. (b)	6,974	49,236
Boot Barn Holdings, Inc. (a)	11,093	770,964
Build-A-Bear Workshop, Inc.	4,402	109,170
Burlington Stores, Inc. (a)	23,937	2,897,095
Caleres, Inc.	12,731	325,659
Camping World Holdings, Inc.	15,701	262,992
CarMax, Inc. (a)	58,227	3,557,087
CarParts.com, Inc. (a)	16,896	47,816
Carvana Co. Class A (a)(b)	35,365	954,855
Chewy, Inc. (a)(b)	43,017	831,519
Chico's FAS, Inc. (a)	46,244	345,905
Citi Trends, Inc. (a)(b)	3,435	82,784
Designer Brands, Inc. Class A (b)	18,042	182,405
Destination XL Group, Inc. (a)	21,164	88,042
Dick's Sporting Goods, Inc.	23,115	2,472,149
EVgo, Inc. Class A (a)(b)	35,998	74,336
Five Below, Inc. (a)	20,507	3,567,808
Floor & Decor Holdings, Inc. Class A (a)(b)	39,216	3,231,398
Foot Locker, Inc. (b)	29,785	625,187
GameStop Corp. Class A (a)(b)	98,965	1,362,748
Gap, Inc. (b)	79,147	1,013,082
Genesco, Inc. (a)	4,612	126,415
Group 1 Automotive, Inc.	5,184	1,308,079
GrowGeneration Corp. (a)(b)	21,926	44,729
Guess?, Inc. (b)	9,543	205,175
Haverty Furniture Companies, Inc.	5,364	139,732
Hibbett, Inc.	4,821	222,103
Lands' End, Inc. (a)	4,194	26,338
Lazydays Holdings, Inc. (a)(b)	3,381	21,334
Lazydays Holdings, Inc. rights 11/14/23 (a)	3,381	0
Leslie's, Inc. (a)	68,003	335,935
Lithia Motors, Inc. Class A (sub. vtg.)	10,138	2,455,525
LL Flooring Holdings, Inc. (a)(b)	12,830	41,569
Lowe's Companies, Inc.	216,023	41,167,503
MarineMax, Inc. (a)	7,632	208,964
Monro, Inc.	11,879	294,837
Murphy U.S.A., Inc.	7,196	2,609,917
National Vision Holdings, Inc. (a)	29,334	455,850
O'Reilly Automotive, Inc. (a)	22,267	20,718,107
OneWater Marine, Inc. Class A (a)(b)	4,023	91,040
Penske Automotive Group, Inc.	7,196	1,029,604
Petco Health & Wellness Co., Inc. (a)(b)	28,457	98,461
PetMed Express, Inc. (b)	9,038	62,272
Rent the Runway, Inc. Class A (a)(b)	16,188	8,691
Revolve Group, Inc. (a)(b)	14,429	198,399
RH (a)	5,705	1,243,462
Ross Stores, Inc.	125,569	14,562,237
Sally Beauty Holdings, Inc. (a)	41,106	349,401
Shoe Carnival, Inc.	6,688	153,021
Signet Jewelers Ltd.	16,587	1,158,270
Sleep Number Corp. (a)	7,761	126,271
Sonic Automotive, Inc. Class A (sub. vtg.)	5,690	272,267
Sportsman's Warehouse Holdings, Inc. (a)	12,954	65,936
Stitch Fix, Inc. (a)	36,307	119,087
The Aaron's Co., Inc.	10,942	81,080
The Buckle, Inc.	10,726	362,217
The Cato Corp. Class A (sub. vtg.)	5,869	41,846
The Children's Place, Inc. (a)	4,677	128,009
The Container Store Group, Inc. (a)(b)	10,974	20,302
The Home Depot, Inc.	370,636	105,516,363
The ODP Corp. (a)	12,198	547,934
The RealReal, Inc. (a)(b)	30,793	42,186
thredUP, Inc. (a)	25,010	80,532
Tilly's, Inc. (a)(b)	9,072	73,483
TJX Companies, Inc.	423,616	37,307,861
Tractor Supply Co.	40,111	7,723,774
Ulta Beauty, Inc. (a)	18,366	7,003,139
Upbound Group, Inc.	16,910	440,675
Urban Outfitters, Inc. (a)	20,842	721,550
Valvoline, Inc.	50,904	1,510,322
Victoria's Secret & Co. (a)	27,984	500,354
Vroom, Inc. (a)(b)	47,260	38,281
Warby Parker, Inc. (a)	27,735	360,000
Wayfair LLC Class A (a)(b)	33,295	1,418,700
Williams-Sonoma, Inc. (b)	23,681	3,557,833
Winmark Corp.	1,078	434,779
Zumiez, Inc. (a)	5,577	91,630
		312,967,408
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	38,047	32,903
Capri Holdings Ltd. (a)	42,794	2,190,197
Carter's, Inc. (b)	13,756	923,853
Columbia Sportswear Co.	12,748	940,802
Crocs, Inc. (a)	22,758	2,032,745
Deckers Outdoor Corp. (a)	9,641	5,756,255
Figs, Inc. Class A (a)(b)	44,723	246,424
Fossil Group, Inc. (a)	18,992	29,628
G-III Apparel Group Ltd. (a)	14,644	374,154
Hanesbrands, Inc. (b)	131,751	552,037
Kontoor Brands, Inc.	18,676	867,500
Levi Strauss & Co. Class A	37,070	506,747
lululemon athletica, Inc. (a)	42,637	16,776,807
Movado Group, Inc.	6,163	171,701
NIKE, Inc. Class B	451,679	46,419,051
Oxford Industries, Inc.	5,353	451,793
PVH Corp.	23,249	1,728,563
Ralph Lauren Corp.	14,887	1,675,234
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	49,540	2,388,819
Steven Madden Ltd.	26,105	855,983
Tapestry, Inc.	85,253	2,349,573
Under Armour, Inc.:
Class A (sub. vtg.) (a)	67,314	461,101
Class C (non-vtg.) (a)	74,733	480,533
Unifi, Inc. (a)	5,211	35,018
VF Corp.	122,063	1,797,988
Wolverine World Wide, Inc.	27,882	224,450
		90,269,859
TOTAL CONSUMER DISCRETIONARY		1,585,108,131
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	3,457	1,154,465
Brown-Forman Corp. Class B (non-vtg.)	67,583	3,795,461
Celsius Holdings, Inc. (a)	18,149	2,760,281
Coca-Cola Bottling Co. Consolidated	1,735	1,104,171
Constellation Brands, Inc. Class A (sub. vtg.)	59,411	13,911,086
Duckhorn Portfolio, Inc. (a)	14,727	153,603
Keurig Dr. Pepper, Inc.	371,055	11,254,098
MGP Ingredients, Inc.	5,709	540,414
Molson Coors Beverage Co. Class B	68,461	3,954,992
Monster Beverage Corp.	274,350	14,019,285
National Beverage Corp. (a)(b)	8,393	389,267
PepsiCo, Inc.	507,546	82,872,111
The Coca-Cola Co.	1,434,784	81,050,948
The Vita Coco Co., Inc. (a)	11,274	305,525
		217,265,707
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	148,330	3,218,761
Andersons, Inc.	11,776	590,331
BJ's Wholesale Club Holdings, Inc. (a)	49,421	3,366,559
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(b)	2,361	84
warrants 11/4/28 (a)(b)	2,361	29
warrants 11/4/28 (a)(b)	2,361	11
Casey's General Stores, Inc.	13,769	3,743,929
Chefs' Warehouse Holdings (a)	12,413	236,219
Costco Wholesale Corp.	163,380	90,257,647
Dollar General Corp.	80,913	9,631,884
Dollar Tree, Inc. (a)	77,210	8,577,259
Grocery Outlet Holding Corp. (a)	36,491	1,009,706
Ingles Markets, Inc. Class A	5,274	423,080
Kroger Co.	243,475	11,046,461
Performance Food Group Co. (a)	57,753	3,335,813
PriceSmart, Inc.	9,426	589,031
SpartanNash Co.	12,270	275,952
Sprouts Farmers Market LLC (a)	37,414	1,572,136
Sysco Corp.	186,287	12,386,223
Target Corp.	170,175	18,853,688
U.S. Foods Holding Corp. (a)	83,807	3,263,445
United Natural Foods, Inc. (a)	21,107	307,740
Walgreens Boots Alliance, Inc.	263,577	5,556,203
Walmart, Inc.	526,157	85,979,315
Weis Markets, Inc.	6,147	400,170
		264,621,676
Food Products - 1.0%
Alico, Inc.	1,302	31,821
Archer Daniels Midland Co.	197,697	14,149,174
B&G Foods, Inc. Class A (b)	25,500	205,785
Benson Hill, Inc. (a)	42,900	6,607
Beyond Meat, Inc. (a)(b)	24,409	145,722
BRC, Inc. Class A (a)(b)	13,524	39,220
Bunge Ltd.	55,458	5,877,439
Cal-Maine Foods, Inc.	15,028	680,919
Calavo Growers, Inc.	6,114	154,929
Campbell Soup Co.	72,578	2,932,877
Conagra Brands, Inc.	176,317	4,824,033
Darling Ingredients, Inc. (a)	59,054	2,615,502
Flowers Foods, Inc.	71,266	1,562,863
Fresh Del Monte Produce, Inc.	12,476	311,900
Freshpet, Inc. (a)(b)	17,572	1,008,633
General Mills, Inc.	215,768	14,076,704
Hormel Foods Corp.	106,427	3,464,199
Hostess Brands, Inc. Class A (a)	49,028	1,637,535
Ingredion, Inc.	24,390	2,282,416
J&J Snack Foods Corp.	5,754	901,134
John B. Sanfilippo & Son, Inc.	3,286	336,026
Kellanova	97,226	4,906,996
Lamb Weston Holdings, Inc.	53,663	4,818,937
Lancaster Colony Corp.	7,516	1,271,482
Lifecore Biomedical (a)(b)	9,843	69,098
McCormick & Co., Inc. (non-vtg.)	92,427	5,906,085
Mission Produce, Inc. (a)	15,823	148,894
Mondelez International, Inc.	501,577	33,209,413
Pilgrim's Pride Corp. (a)	14,879	379,415
Post Holdings, Inc. (a)(b)	18,754	1,505,571
Seaboard Corp.	82	287,570
Seneca Foods Corp. Class A (a)	1,775	97,004
Sovos Brands, Inc. (a)	23,082	501,110
The Hain Celestial Group, Inc. (a)	33,765	373,103
The Hershey Co.	55,263	10,353,523
The J.M. Smucker Co.	37,661	4,287,328
The Kraft Heinz Co.	294,528	9,265,851
The Simply Good Foods Co. (a)	33,498	1,249,140
Tootsie Roll Industries, Inc.	6,244	194,251
TreeHouse Foods, Inc. (a)	19,083	795,570
Tyson Foods, Inc. Class A	105,053	4,869,207
Utz Brands, Inc. Class A	24,387	297,278
Vital Farms, Inc. (a)	9,921	109,726
Westrock Coffee Holdings (a)(b)	10,867	89,544
Whole Earth Brands, Inc. Class A (a)	12,713	45,004
WK Kellogg Co.	23,547	235,941
		142,512,479
Household Products - 1.2%
Central Garden & Pet Co. (a)	5,417	236,344
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,892	511,683
Church & Dwight Co., Inc.	90,728	8,250,804
Colgate-Palmolive Co.	304,776	22,894,773
Energizer Holdings, Inc.	24,280	766,762
Kimberly-Clark Corp.	124,661	14,914,442
Procter & Gamble Co.	869,093	130,390,023
Reynolds Consumer Products, Inc.	20,545	522,459
Spectrum Brands Holdings, Inc.	13,117	987,972
The Clorox Co.	45,607	5,367,944
WD-40 Co.	5,012	1,059,537
		185,902,743
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	48,495	2,120,686
Coty, Inc. Class A (a)	132,365	1,240,260
Edgewell Personal Care Co.	18,459	644,219
elf Beauty, Inc. (a)	20,088	1,860,751
Estee Lauder Companies, Inc. Class A	85,475	11,015,163
Herbalife Ltd. (a)	36,937	526,352
Inter Parfums, Inc.	6,630	842,739
Kenvue, Inc.	635,604	11,822,234
MediFast, Inc.	3,871	267,718
Nu Skin Enterprises, Inc. Class A	18,711	355,322
The Beauty Health Co. (a)(b)	29,362	118,916
The Honest Co., Inc. (a)	21,936	25,446
USANA Health Sciences, Inc. (a)	4,198	191,219
		31,031,025
Tobacco - 0.5%
Altria Group, Inc.	654,002	26,271,260
Philip Morris International, Inc.	572,288	51,025,198
Turning Point Brands, Inc.	6,566	131,648
Universal Corp.	9,067	408,015
Vector Group Ltd.	48,305	496,575
		78,332,696
TOTAL CONSUMER STAPLES		919,666,326
ENERGY - 4.7%
Energy Equipment & Services - 0.6%
Archrock, Inc.	51,080	647,184
Baker Hughes Co. Class A	371,971	12,803,242
Bristow Group, Inc. (a)	8,497	222,112
Cactus, Inc.	23,959	1,124,635
Championx Corp.	72,462	2,231,830
Core Laboratories, Inc.	17,360	371,851
Diamond Offshore Drilling, Inc. (a)	37,743	468,391
DMC Global, Inc. (a)	7,569	143,433
Dril-Quip, Inc. (a)	12,674	274,519
Expro Group Holdings NV (a)	31,326	493,385
Halliburton Co.	331,191	13,029,054
Helix Energy Solutions Group, Inc. (a)	52,905	518,469
Helmerich & Payne, Inc.	36,650	1,450,241
Liberty Oilfield Services, Inc. Class A	57,192	1,126,682
Nabors Industries Ltd. (a)	3,232	315,572
Newpark Resources, Inc. (a)	26,742	185,055
Noble Corp. PLC	39,910	1,863,398
NOV, Inc.	145,651	2,907,194
Oceaneering International, Inc. (a)	37,449	823,504
Oil States International, Inc. (a)	22,410	162,697
Patterson-UTI Energy, Inc.	118,245	1,501,712
ProFrac Holding Corp. (a)(b)	7,888	74,305
ProPetro Holding Corp. (a)	32,069	336,083
RPC, Inc.	30,693	255,366
Schlumberger Ltd.	523,938	29,162,389
Select Water Solutions, Inc. Class A	31,080	231,235
Solaris Oilfield Infrastructure, Inc. Class A	10,220	94,433
TechnipFMC PLC	161,436	3,474,103
TETRA Technologies, Inc. (a)	43,462	206,010
Tidewater, Inc. (a)	17,868	1,221,278
Transocean Ltd. (United States) (a)(b)	248,480	1,644,938
U.S. Silica Holdings, Inc. (a)	27,820	335,787
Valaris Ltd. (a)	23,463	1,549,497
Weatherford International PLC (a)	26,532	2,469,864
		83,719,448
Oil, Gas & Consumable Fuels - 4.1%
Amplify Energy Corp. (a)	12,160	84,512
Antero Midstream GP LP	126,330	1,558,912
Antero Resources Corp. (a)	104,130	3,065,587
APA Corp.	113,269	4,499,045
Ardmore Shipping Corp.	15,276	203,018
Berry Corp.	25,094	209,535
California Resources Corp.	23,845	1,254,009
Callon Petroleum Co. (a)(b)	20,624	770,306
Centrus Energy Corp. Class A (a)	4,757	252,454
Cheniere Energy, Inc.	88,696	14,760,788
Chesapeake Energy Corp.	41,457	3,568,619
Chevron Corp.	654,090	95,320,536
Chord Energy Corp.	15,311	2,531,215
Civitas Resources, Inc.	31,466	2,373,480
Clean Energy Fuels Corp. (a)(b)	64,332	224,519
CNX Resources Corp. (a)	59,291	1,287,801
Comstock Resources, Inc. (b)	34,825	438,795
ConocoPhillips Co.	441,463	52,445,804
CONSOL Energy, Inc.	10,611	975,045
Coterra Energy, Inc.	279,080	7,674,700
Crescent Energy, Inc. Class A (b)	26,208	319,213
CVR Energy, Inc.	10,963	359,038
Delek U.S. Holdings, Inc.	22,220	585,497
Denbury, Inc. (a)	18,896	1,679,665
Devon Energy Corp.	236,483	11,013,013
Diamondback Energy, Inc.	65,902	10,565,409
Dorian LPG Ltd.	12,478	398,922
DT Midstream, Inc.	35,543	1,918,256
Enviva, Inc. (b)	11,290	40,870
EOG Resources, Inc.	214,657	27,100,446
EQT Corp.	133,149	5,642,855
Equitrans Midstream Corp.	160,725	1,425,631
Evolution Petroleum Corp.	13,086	84,143
Excelerate Energy, Inc.	6,772	96,298
Exxon Mobil Corp.	1,475,863	156,220,099
Gevo, Inc. (a)(b)	84,644	90,569
Green Plains, Inc. (a)	22,129	650,150
Gulfport Energy Corp. (a)	3,642	450,188
Hallador Energy Co. (a)	8,781	122,758
Hess Corp.	101,856	14,708,006
HF Sinclair Corp.	53,631	2,970,085
International Seaways, Inc.	13,878	667,393
Kinder Morgan, Inc.	713,951	11,566,006
Kinetik Holdings, Inc.	5,531	196,019
Kosmos Energy Ltd. (a)	170,507	1,234,471
Magnolia Oil & Gas Corp. Class A	69,243	1,554,505
Marathon Oil Corp.	223,305	6,098,460
Marathon Petroleum Corp.	147,393	22,293,191
Matador Resources Co.	40,863	2,520,838
Murphy Oil Corp.	54,641	2,451,742
New Fortress Energy, Inc.	24,237	734,381
Nextdecade Corp. (a)(b)	27,691	121,563
Northern Oil & Gas, Inc.	31,071	1,191,262
Occidental Petroleum Corp.	244,623	15,120,148
ONEOK, Inc.	214,683	13,997,332
Overseas Shipholding Group, Inc. (a)	18,758	91,727
Ovintiv, Inc.	93,544	4,490,112
Par Pacific Holdings, Inc. (a)	20,636	677,274
PBF Energy, Inc. Class A	40,674	1,933,235
Peabody Energy Corp.	41,141	970,516
Permian Resource Corp. Class A (b)	102,336	1,491,036
Phillips 66 Co.	164,146	18,724,134
Pioneer Natural Resources Co.	85,950	20,542,050
Range Resources Corp.	89,310	3,200,870
Rex American Resources Corp. (a)	5,812	220,914
Riley Exploration Permian, Inc.	1,388	43,930
Ring Energy, Inc. (a)(b)	16,254	28,282
SandRidge Energy, Inc.	12,323	195,320
Scorpio Tankers, Inc.	17,684	992,957
SilverBow Resources, Inc. (a)	4,605	157,031
Sitio Royalties Corp.	30,349	750,227
SM Energy Co.	43,770	1,764,806
Southwestern Energy Co. (a)	404,749	2,885,860
Talos Energy, Inc. (a)	37,081	574,756
Targa Resources Corp.	82,377	6,887,541
Teekay Corp. (a)	23,564	165,655
Teekay Tankers Ltd.	9,035	449,040
Tellurian, Inc. (a)(b)	221,266	152,674
Texas Pacific Land Corp.	2,294	4,234,609
The Williams Companies, Inc.	448,098	15,414,571
Uranium Energy Corp. (a)(b)	138,247	822,570
VAALCO Energy, Inc.	41,960	187,561
Valero Energy Corp.	130,193	16,534,511
Vertex Energy, Inc. (a)(b)	30,405	131,046
Vital Energy, Inc. (a)	6,190	309,748
Vitesse Energy, Inc. (b)	8,014	189,852
W&T Offshore, Inc. (a)(b)	37,782	156,795
World Kinect Corp.	21,766	402,671
		615,460,983
TOTAL ENERGY		699,180,431
FINANCIALS - 13.1%
Banks - 3.2%
1st Source Corp.	6,314	288,045
Amalgamated Financial Corp.	6,379	116,353
Amerant Bancorp, Inc. Class A	9,784	178,362
Ameris Bancorp	23,979	894,417
Associated Banc-Corp.	55,134	893,722
Atlantic Union Bankshares Corp.	27,572	794,349
Axos Financial, Inc. (a)	19,204	691,920
Banc of California, Inc.	19,045	213,494
BancFirst Corp.	5,340	433,127
Bancorp, Inc., Delaware (a)	19,832	707,011
Bank First National Corp. (b)	3,186	251,598
Bank of America Corp.	2,548,638	67,131,125
Bank of Hawaii Corp.	14,820	731,960
Bank of Marin Bancorp	4,967	83,446
Bank OZK	38,800	1,389,428
BankUnited, Inc.	27,188	592,970
Banner Corp.	12,790	539,866
Berkshire Hills Bancorp, Inc.	15,672	307,328
BOK Financial Corp.	10,184	667,256
Bridgewater Bancshares, Inc. (a)	8,206	79,024
Brookline Bancorp, Inc., Delaware	33,770	274,888
Business First Bancshares, Inc.	8,104	158,352
Byline Bancorp, Inc.	10,566	200,437
Cadence Bank	67,860	1,437,275
Cambridge Bancorp	2,836	152,322
Camden National Corp.	5,719	166,766
Capitol Federal Financial, Inc.	48,628	252,866
Cathay General Bancorp	26,728	906,346
Central Pacific Financial Corp.	9,557	150,809
Citigroup, Inc.	709,773	28,028,936
Citizens Financial Group, Inc.	174,214	4,081,834
City Holding Co.	5,530	502,013
CNB Financial Corp., Pennsylvania	8,226	149,549
Coastal Financial Corp. of Washington (a)	3,953	146,933
Columbia Banking Systems, Inc.	77,164	1,517,816
Columbia Financial, Inc. (a)(b)	10,499	169,034
Comerica, Inc.	48,429	1,908,103
Commerce Bancshares, Inc.	41,789	1,832,866
Community Bank System, Inc.	19,718	787,734
Community Trust Bancorp, Inc.	5,736	215,444
ConnectOne Bancorp, Inc.	13,416	218,547
CrossFirst Bankshares, Inc. (a)	14,822	156,817
Cullen/Frost Bankers, Inc.	23,647	2,151,641
Customers Bancorp, Inc. (a)	10,056	404,352
CVB Financial Corp.	49,069	766,458
Dime Community Bancshares, Inc.	12,976	238,629
Eagle Bancorp, Inc.	10,669	207,832
East West Bancorp, Inc.	52,186	2,798,213
Eastern Bankshares, Inc.	58,109	639,780
Enterprise Financial Services Corp.	13,734	477,531
Equity Bancshares, Inc.	4,827	116,813
Esquire Financial Holdings, Inc.	2,359	108,042
Farmers National Banc Corp.	12,826	144,806
FB Financial Corp.	13,335	391,649
Fifth Third Bancorp	251,097	5,953,510
First Bancorp, North Carolina	15,178	440,466
First Bancorp, Puerto Rico	65,728	877,469
First Bancshares, Inc.	10,389	251,622
First Busey Corp.	19,029	377,916
First Citizens Bancshares, Inc.	4,389	6,060,068
First Commonwealth Financial Corp.	37,971	462,487
First Financial Bancorp, Ohio	34,577	639,675
First Financial Bankshares, Inc.	47,404	1,140,066
First Financial Corp., Indiana	3,822	131,515
First Foundation, Inc.	18,004	81,738
First Hawaiian, Inc.	47,379	849,505
First Horizon National Corp.	206,021	2,214,726
First Interstate Bancsystem, Inc.	30,645	706,980
First Merchants Corp.	21,999	600,793
First of Long Island Corp.	8,378	89,980
Flushing Financial Corp.	9,636	118,908
FNB Corp., Pennsylvania	132,524	1,416,682
Fulton Financial Corp.	60,477	785,596
German American Bancorp, Inc.	10,847	296,449
Glacier Bancorp, Inc.	40,558	1,224,446
Great Southern Bancorp, Inc.	3,410	169,545
Hancock Whitney Corp.	31,390	1,080,758
Hanmi Financial Corp.	11,434	167,851
HarborOne Bancorp, Inc.	14,039	138,144
Heartland Financial U.S.A., Inc.	14,144	387,546
Heritage Commerce Corp.	23,806	194,733
Heritage Financial Corp., Washington	13,216	215,024
Hilltop Holdings, Inc.	17,188	474,733
Hingham Institution for Savings (b)	671	99,697
Home Bancshares, Inc.	69,342	1,418,044
HomeStreet, Inc.	7,290	35,211
HomeTrust Bancshares, Inc.	6,186	127,493
Hope Bancorp, Inc.	45,338	397,161
Horizon Bancorp, Inc. Indiana	15,507	147,161
Huntington Bancshares, Inc.	533,912	5,152,251
Independent Bank Corp.	8,066	160,917
Independent Bank Corp.	16,471	803,785
Independent Bank Group, Inc.	12,953	457,889
International Bancshares Corp.	19,494	854,422
JPMorgan Chase & Co.	1,071,301	148,975,117
Kearny Financial Corp.	25,218	175,013
KeyCorp	344,902	3,524,898
Lakeland Bancorp, Inc.	24,600	277,488
Lakeland Financial Corp.	9,248	455,464
Live Oak Bancshares, Inc.	12,267	353,903
M&T Bank Corp.	61,169	6,896,805
Mercantile Bank Corp.	5,684	187,231
Metropolitan Bank Holding Corp. (a)	3,963	128,441
Midland States Bancorp, Inc.	8,283	180,735
National Bank Holdings Corp.	14,200	442,756
NBT Bancorp, Inc.	17,408	582,646
New York Community Bancorp, Inc.	266,202	2,523,595
Nicolet Bankshares, Inc.	4,705	342,618
Northfield Bancorp, Inc.	14,808	127,349
Northwest Bancshares, Inc.	46,690	486,510
OceanFirst Financial Corp.	22,428	283,938
OFG Bancorp	17,118	507,035
Old National Bancorp, Indiana	108,222	1,482,641
Old Second Bancorp, Inc.	14,921	202,329
Origin Bancorp, Inc.	10,928	323,360
Pacific Premier Bancorp, Inc.	35,385	672,315
PacWest Bancorp	43,719	309,531
Park National Corp.	5,349	542,335
Pathward Financial, Inc.	9,805	444,068
Peapack-Gladstone Financial Corp.	6,274	146,623
Peoples Bancorp, Inc.	12,646	348,777
Pinnacle Financial Partners, Inc.	28,154	1,755,683
PNC Financial Services Group, Inc.	146,825	16,807,058
Popular, Inc.	26,643	1,732,861
Preferred Bank, Los Angeles	4,785	285,042
Premier Financial Corp.	12,807	222,201
Prosperity Bancshares, Inc.	34,686	1,891,774
Provident Bancorp, Inc. (a)	10,149	98,445
Provident Financial Services, Inc.	28,494	400,341
QCR Holdings, Inc.	6,334	300,548
Regions Financial Corp.	345,988	5,027,206
Renasant Corp.	20,699	504,849
S&T Bancorp, Inc.	14,234	366,668
Sandy Spring Bancorp, Inc.	16,835	344,276
Seacoast Banking Corp., Florida	31,469	635,988
ServisFirst Bancshares, Inc.	18,167	856,756
Simmons First National Corp. Class A	46,176	656,161
Southern Missouri Bancorp, Inc.	3,668	148,371
Southside Bancshares, Inc.	11,087	296,023
Southstate Corp.	28,039	1,853,378
Stellar Bancorp, Inc.	17,229	374,558
Stock Yards Bancorp, Inc.	9,969	389,888
Synovus Financial Corp.	53,718	1,400,428
Texas Capital Bancshares, Inc. (a)	17,483	962,614
Tompkins Financial Corp.	4,562	228,465
TowneBank	24,833	594,502
Trico Bancshares	12,100	391,435
Triumph Bancorp, Inc. (a)	7,793	485,114
Truist Financial Corp.	491,133	13,928,532
Trustco Bank Corp., New York	7,019	179,195
Trustmark Corp.	22,934	461,203
U.S. Bancorp	574,037	18,300,300
UMB Financial Corp.	15,934	999,380
United Bankshares, Inc., West Virginia	49,443	1,406,159
United Community Bank, Inc.	43,651	964,251
Univest Corp. of Pennsylvania	11,179	186,242
Valley National Bancorp	156,036	1,213,960
Veritex Holdings, Inc.	20,437	351,925
WaFd, Inc.	24,201	597,281
Washington Trust Bancorp, Inc.	6,584	152,683
Webster Financial Corp.	63,818	2,423,169
Wells Fargo & Co.	1,348,821	53,642,611
WesBanco, Inc.	21,986	536,239
Westamerica Bancorp.	9,861	465,834
Western Alliance Bancorp.	40,527	1,665,660
Wintrust Financial Corp.	22,556	1,684,708
WSFS Financial Corp.	22,313	789,880
Zions Bancorp NA	54,806	1,690,765
		477,623,327
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	12,927	1,586,919
Ameriprise Financial, Inc.	37,846	11,905,216
Ares Management Corp.	60,846	5,998,807
Artisan Partners Asset Management, Inc.	25,401	838,233
Assetmark Financial Holdings, Inc. (a)	7,841	187,478
Avantax, Inc. (a)	13,514	348,796
B. Riley Financial, Inc.	5,872	212,625
Bakkt Holdings, Inc. Class A (a)(b)	29,191	29,483
Bank of New York Mellon Corp.	287,121	12,202,643
BGC Group, Inc. Class A	143,989	845,215
BlackRock, Inc. Class A	51,748	31,684,265
Blackstone, Inc.	261,691	24,167,164
Blue Owl Capital, Inc. Class A (b)	149,260	1,840,376
Bridge Investment Group Holdings, Inc.	9,664	70,354
BrightSphere Investment Group, Inc.	11,263	176,379
Carlyle Group LP	79,657	2,193,754
Cboe Global Markets, Inc.	38,925	6,379,418
Charles Schwab Corp.	548,451	28,541,390
CME Group, Inc.	132,613	28,307,571
Cohen & Steers, Inc.	9,538	498,265
Coinbase Global, Inc. (a)(b)	62,341	4,807,738
Diamond Hill Investment Group, Inc.	1,090	171,239
Donnelley Financial Solutions, Inc. (a)	9,022	491,067
Evercore, Inc. Class A	12,790	1,665,002
FactSet Research Systems, Inc.	14,060	6,072,373
Federated Hermes, Inc.	32,569	1,032,437
Franklin Resources, Inc.	104,648	2,384,928
GCM Grosvenor, Inc. Class A	14,808	119,204
Goldman Sachs Group, Inc.	121,545	36,902,277
Hamilton Lane, Inc. Class A	13,496	1,135,284
Houlihan Lokey	18,976	1,907,468
Interactive Brokers Group, Inc.	39,464	3,159,882
Intercontinental Exchange, Inc.	211,023	22,672,311
Invesco Ltd.	165,639	2,148,338
Janus Henderson Group PLC	49,036	1,131,261
Jefferies Financial Group, Inc.	65,132	2,095,948
KKR & Co. LP	238,708	13,224,423
Lazard Ltd. Class A	41,806	1,160,953
LPL Financial	28,138	6,317,544
MarketAxess Holdings, Inc.	13,919	2,975,186
Moelis & Co. Class A	24,395	1,015,808
Moody's Corp.	58,199	17,925,292
Morgan Stanley	470,395	33,313,374
Morningstar, Inc.	9,597	2,430,344
MSCI, Inc.	29,154	13,747,569
NASDAQ, Inc.	125,001	6,200,050
Northern Trust Corp.	76,296	5,028,669
Open Lending Corp. (a)	36,951	221,336
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	100,476
P10, Inc.	15,996	150,682
Perella Weinberg Partners Class A	16,342	160,315
Piper Jaffray Companies	5,562	777,846
PJT Partners, Inc. (b)	8,233	645,138
Raymond James Financial, Inc.	69,348	6,618,573
Robinhood Markets, Inc. (a)	202,647	1,852,194
S&P Global, Inc.	119,975	41,908,467
SEI Investments Co.	37,092	1,990,357
State Street Corp.	117,487	7,593,185
StepStone Group, Inc. Class A	18,685	528,786
Stifel Financial Corp.	38,511	2,195,127
StoneX Group, Inc. (a)	6,676	636,356
T. Rowe Price Group, Inc.	82,657	7,480,459
TPG, Inc. (b)	22,496	621,789
Tradeweb Markets, Inc. Class A	42,284	3,805,983
Victory Capital Holdings, Inc.	13,599	400,627
Virtu Financial, Inc. Class A	34,723	642,028
Virtus Investment Partners, Inc.	2,491	458,917
WisdomTree Investments, Inc.	43,727	271,107
		428,310,068
Consumer Finance - 0.5%
Ally Financial, Inc.	100,121	2,421,927
American Express Co.	214,455	31,316,864
Bread Financial Holdings, Inc.	18,703	505,542
Capital One Financial Corp.	140,606	14,241,982
Credit Acceptance Corp. (a)(b)	2,362	950,540
Discover Financial Services	92,144	7,563,180
Encore Capital Group, Inc. (a)(b)	8,706	328,042
Enova International, Inc. (a)	11,295	450,445
EZCORP, Inc. (non-vtg.) Class A (a)(b)	20,465	167,813
FirstCash Holdings, Inc.	13,696	1,491,768
Green Dot Corp. Class A (a)	16,038	179,305
LendingClub Corp. (a)	42,274	219,402
LendingTree, Inc. (a)	3,712	49,110
Navient Corp.	31,942	508,197
Nelnet, Inc. Class A	6,512	552,283
NerdWallet, Inc. (a)	14,927	160,913
OneMain Holdings, Inc.	44,664	1,604,778
Oportun Financial Corp. (a)	11,808	69,077
PRA Group, Inc. (a)	14,231	175,184
PROG Holdings, Inc. (a)	16,642	455,824
SLM Corp.	83,278	1,082,614
SoFi Technologies, Inc. (a)(b)	350,333	2,645,014
Synchrony Financial	154,119	4,323,038
Upstart Holdings, Inc. (a)(b)	27,048	649,963
World Acceptance Corp. (a)(b)	1,180	116,372
		72,229,177
Financial Services - 4.1%
A-Mark Precious Metals, Inc. (b)	6,545	177,239
Affirm Holdings, Inc. (a)(b)	79,202	1,394,747
Apollo Global Management, Inc.	160,909	12,460,793
AvidXchange Holdings, Inc. (a)	62,706	541,780
Berkshire Hathaway, Inc. Class B (a)	672,322	229,483,668
Block, Inc. Class A (a)	202,618	8,155,375
Cannae Holdings, Inc. (a)	25,221	412,363
Cantaloupe, Inc. (a)	21,022	138,325
Cass Information Systems, Inc.	4,361	164,889
Enact Holdings, Inc.	11,142	307,074
Equitable Holdings, Inc.	120,469	3,200,861
Essent Group Ltd.	39,389	1,860,736
Euronet Worldwide, Inc. (a)	17,352	1,333,328
EVERTEC, Inc.	23,593	749,786
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,459	513,869
Fidelity National Information Services, Inc.	218,419	10,726,557
Fiserv, Inc. (a)	224,732	25,563,265
FleetCor Technologies, Inc. (a)	27,278	6,142,187
Flywire Corp. (a)	38,891	1,045,779
Global Payments, Inc.	95,856	10,181,824
i3 Verticals, Inc. Class A (a)	8,897	166,819
International Money Express, Inc. (a)	13,167	210,145
Jack Henry & Associates, Inc.	26,899	3,792,490
Jackson Financial, Inc.	26,922	988,307
Marqeta, Inc. Class A (a)	162,040	837,747
MasterCard, Inc. Class A	306,727	115,436,706
Merchants Bancorp	9,808	293,161
MGIC Investment Corp.	103,940	1,750,350
Mr. Cooper Group, Inc. (a)	24,754	1,399,344
NCR Atleos Corp.	24,575	542,125
NMI Holdings, Inc. (a)	30,629	837,703
Paymentus Holdings, Inc. (a)(b)	7,167	104,352
Payoneer Global, Inc. (a)	95,587	553,449
PayPal Holdings, Inc. (a)	404,862	20,971,852
PennyMac Financial Services, Inc.	10,784	724,685
Radian Group, Inc.	58,109	1,472,482
Remitly Global, Inc. (a)	48,782	1,313,699
Repay Holdings Corp. (a)	29,864	178,885
Rocket Companies, Inc. (a)(b)	45,167	333,784
Shift4 Payments, Inc. (a)	20,724	922,632
TFS Financial Corp.	18,658	221,284
The Western Union Co.	137,516	1,552,556
Toast, Inc. (a)	133,390	2,132,906
UWM Holdings Corp. Class A (b)	32,802	159,090
Visa, Inc. Class A	592,367	139,265,482
Voya Financial, Inc.	39,008	2,604,564
Walker & Dunlop, Inc.	12,327	798,790
WEX, Inc. (a)	15,811	2,632,215
		616,752,049
Insurance - 2.4%
AFLAC, Inc.	199,261	15,564,277
Allstate Corp.	96,445	12,357,498
AMBAC Financial Group, Inc. (a)	16,002	194,104
American Equity Investment Life Holding Co.	22,707	1,202,563
American Financial Group, Inc.	24,410	2,669,478
American International Group, Inc.	262,423	16,089,154
Amerisafe, Inc.	7,189	366,423
Aon PLC	74,785	23,138,479
Arch Capital Group Ltd. (a)	137,395	11,909,399
Argo Group International Holdings, Ltd.	12,786	381,534
Arthur J. Gallagher & Co.	79,432	18,705,442
Assurant, Inc.	19,572	2,914,271
Assured Guaranty Ltd.	20,486	1,278,326
Axis Capital Holdings Ltd.	28,482	1,626,322
Brighthouse Financial, Inc. (a)	24,198	1,096,169
Brown & Brown, Inc.	86,850	6,029,127
BRP Group, Inc. (a)	23,228	486,162
Chubb Ltd.	151,422	32,498,190
Cincinnati Financial Corp.	57,830	5,763,916
CNO Financial Group, Inc.	42,114	976,203
eHealth, Inc. (a)	10,196	87,482
Employers Holdings, Inc.	9,793	372,134
Enstar Group Ltd. (a)	4,932	1,168,736
Erie Indemnity Co. Class A	9,159	2,529,624
Everest Re Group Ltd.	16,004	6,331,502
Fidelity National Financial, Inc.	95,356	3,727,466
First American Financial Corp.	37,880	1,948,547
Genworth Financial, Inc. Class A (a)	169,680	1,016,383
Globe Life, Inc.	31,979	3,721,076
Goosehead Insurance (a)	8,747	567,418
Hagerty, Inc. Class A (a)(b)	11,741	90,641
Hanover Insurance Group, Inc.	13,181	1,544,945
Hartford Financial Services Group, Inc.	112,665	8,275,244
HCI Group, Inc.	2,402	141,646
Hippo Holdings, Inc. (a)(b)	5,774	41,573
Horace Mann Educators Corp.	15,103	479,218
James River Group Holdings Ltd.	14,328	197,010
Kemper Corp.	22,225	886,333
Kinsale Capital Group, Inc.	8,116	2,710,014
Lemonade, Inc. (a)(b)	22,939	250,953
Lincoln National Corp.	62,680	1,364,544
Loews Corp.	67,871	4,344,423
Markel Group, Inc. (a)	4,884	7,182,020
Marsh & McLennan Companies, Inc.	182,091	34,533,558
MBIA, Inc. (a)	14,870	102,306
Mercury General Corp.	9,976	308,059
MetLife, Inc.	232,900	13,976,329
National Western Life Group, Inc.	809	387,430
Old Republic International Corp.	97,293	2,663,882
Oscar Health, Inc. (a)	51,730	264,858
Palomar Holdings, Inc. (a)	8,949	448,166
Primerica, Inc.	13,162	2,516,048
Principal Financial Group, Inc.	82,052	5,553,279
ProAssurance Corp.	19,550	332,350
Progressive Corp.	215,797	34,115,348
Prudential Financial, Inc.	133,815	12,236,044
Reinsurance Group of America, Inc.	24,404	3,647,666
RenaissanceRe Holdings Ltd.	18,874	4,144,542
RLI Corp.	14,727	1,962,225
Ryan Specialty Group Holdings, Inc. (a)(b)	36,931	1,595,419
Safety Insurance Group, Inc.	5,527	415,465
Selective Insurance Group, Inc.	22,443	2,336,541
Selectquote, Inc. (a)	43,006	56,768
Siriuspoint Ltd. (a)	32,588	320,992
Stewart Information Services Corp.	9,846	429,975
The Travelers Companies, Inc.	84,390	14,130,262
Trupanion, Inc. (a)(b)	12,765	262,959
United Fire Group, Inc.	8,220	165,551
Universal Insurance Holdings, Inc.	9,456	148,081
Unum Group	67,523	3,301,875
W.R. Berkley Corp.	75,017	5,057,646
White Mountains Insurance Group Ltd.	930	1,330,598
Willis Towers Watson PLC	38,647	9,116,441
		360,086,632
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	224,697	1,658,264
Annaly Capital Management, Inc.	182,082	2,842,300
Apollo Commercial Real Estate Finance, Inc.	47,857	476,656
Arbor Realty Trust, Inc. (b)	69,508	876,496
Ares Commercial Real Estate Corp.	19,035	174,551
Armour Residential REIT, Inc.	16,950	246,962
Blackstone Mortgage Trust, Inc. (b)	63,444	1,265,708
BrightSpire Capital, Inc.	46,901	265,460
Cherry Hill Mortgage Investment Corp. (b)	7,672	22,786
Chimera Investment Corp.	84,112	403,738
Claros Mortgage Trust, Inc.	43,702	455,812
Dynex Capital, Inc.	19,615	196,935
Ellington Financial LLC	25,989	312,648
Franklin BSP Realty Trust, Inc.	30,703	387,165
Granite Point Mortgage Trust, Inc.	22,413	94,135
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	39,582	678,435
Invesco Mortgage Capital, Inc. (b)	17,046	116,424
KKR Real Estate Finance Trust, Inc.	21,919	228,834
Ladder Capital Corp. Class A	42,089	425,520
MFA Financial, Inc.	37,745	335,553
New York Mortgage Trust, Inc.	35,067	273,172
Orchid Island Capital, Inc.	16,284	102,264
PennyMac Mortgage Investment Trust	32,254	408,013
Ready Capital Corp.	58,682	553,371
Redwood Trust, Inc.	42,661	267,911
Rithm Capital Corp.	179,568	1,675,369
Starwood Property Trust, Inc. (b)	109,885	1,950,459
TPG RE Finance Trust, Inc.	23,761	130,923
Two Harbors Investment Corp.	36,193	420,201
		17,246,065
TOTAL FINANCIALS		1,972,247,318
HEALTH CARE - 12.8%
Biotechnology - 2.5%
2seventy bio, Inc. (a)(b)	18,936	46,204
4D Molecular Therapeutics, Inc. (a)	11,105	119,268
Aadi Bioscience, Inc. (a)	9,036	39,578
AbbVie, Inc.	650,661	91,860,320
ACADIA Pharmaceuticals, Inc. (a)	43,717	986,693
Acelyrin, Inc.	11,593	118,075
Actinium Pharmaceuticals, Inc. (a)(b)	9,174	51,191
Adicet Bio, Inc. (a)	10,318	13,620
ADMA Biologics, Inc. (a)	79,016	267,074
Aerovate Therapeutics, Inc. (a)	4,130	43,819
Agenus, Inc. (a)	131,005	104,804
Agios Pharmaceuticals, Inc. (a)	20,598	432,764
Akero Therapeutics, Inc. (a)	20,580	245,314
Aldeyra Therapeutics, Inc. (a)	16,426	28,088
Alector, Inc. (a)	21,008	109,242
Alkermes PLC (a)	61,502	1,487,733
Allakos, Inc. (a)	27,954	53,392
Allogene Therapeutics, Inc. (a)(b)	42,609	120,157
Allovir, Inc. (a)(b)	15,355	23,033
Alnylam Pharmaceuticals, Inc. (a)	46,024	6,986,443
Altimmune, Inc. (a)(b)	18,402	44,349
ALX Oncology Holdings, Inc. (a)	5,534	39,845
Amgen, Inc.	197,219	50,428,898
Amicus Therapeutics, Inc. (a)	94,471	1,036,347
AnaptysBio, Inc. (a)(b)	6,409	104,531
Anavex Life Sciences Corp. (a)(b)	30,627	170,899
Anika Therapeutics, Inc. (a)	4,867	94,907
Annexon, Inc. (a)	14,628	33,206
Apellis Pharmaceuticals, Inc. (a)	37,347	1,817,305
Arbutus Biopharma Corp. (a)(b)	46,823	85,686
Arcellx, Inc. (a)	11,735	413,659
Arcturus Therapeutics Holdings, Inc. (a)(b)	8,899	169,971
Arcus Biosciences, Inc. (a)	20,117	316,038
Arcutis Biotherapeutics, Inc. (a)	15,290	34,403
Ardelyx, Inc. (a)(b)	82,022	323,987
Arrowhead Pharmaceuticals, Inc. (a)	39,546	972,436
Ars Pharmaceuticals, Inc. (a)(b)	19,685	70,275
Atara Biotherapeutics, Inc. (a)	34,659	44,710
Avid Bioservices, Inc. (a)	22,024	135,448
Avidity Biosciences, Inc. (a)	24,506	126,206
Beam Therapeutics, Inc. (a)(b)	25,314	535,138
BioAtla, Inc. (a)(b)	16,766	24,646
BioCryst Pharmaceuticals, Inc. (a)(b)	71,674	393,490
Biogen, Inc. (a)	53,367	12,676,797
Biohaven Ltd.	23,781	630,434
BioMarin Pharmaceutical, Inc. (a)	69,440	5,655,888
Biomea Fusion, Inc. (a)	8,354	85,378
BioXcel Therapeutics, Inc. (a)(b)	6,995	28,085
bluebird bio, Inc. (a)(b)	38,658	114,041
Blueprint Medicines Corp. (a)	22,344	1,315,168
BridgeBio Pharma, Inc. (a)	44,444	1,157,322
C4 Therapeutics, Inc. (a)	17,423	25,960
CareDx, Inc. (a)	19,959	107,978
Caribou Biosciences, Inc. (a)	28,004	101,655
Carisma Therapeutics, Inc. rights (a)(c)	58,324	1
Catalyst Pharmaceutical Partners, Inc. (a)	36,653	454,864
Celldex Therapeutics, Inc. (a)	17,647	415,057
Cerevel Therapeutics Holdings (a)	25,615	605,795
Chimerix, Inc. (a)	42,389	39,926
Cogent Biosciences, Inc. (a)	27,613	225,322
Coherus BioSciences, Inc. (a)	33,621	112,630
Crinetics Pharmaceuticals, Inc. (a)	21,258	622,647
CRISPR Therapeutics AG (a)(b)	29,567	1,151,043
Cullinan Oncology, Inc. (a)	12,040	112,333
Cytokinetics, Inc. (a)	35,514	1,238,018
CytomX Therapeutics, Inc. (a)(b)	18,198	20,018
Day One Biopharmaceuticals, Inc. (a)	20,727	245,200
Deciphera Pharmaceuticals, Inc. (a)	19,724	236,491
Denali Therapeutics, Inc. (a)	45,738	861,247
DermTech, Inc. (a)(b)	7,943	10,802
Design Therapeutics, Inc. (a)	10,115	20,635
Dynavax Technologies Corp. (a)(b)	47,728	678,215
Dyne Therapeutics, Inc. (a)(b)	14,388	101,435
Eagle Pharmaceuticals, Inc. (a)	3,834	52,641
Editas Medicine, Inc. (a)(b)	30,361	202,811
Emergent BioSolutions, Inc. (a)	16,729	34,964
Enanta Pharmaceuticals, Inc. (a)	6,260	56,465
EQRx, Inc. (a)	102,844	224,200
Erasca, Inc. (a)	30,880	71,333
Exact Sciences Corp. (a)	66,771	4,112,426
Exelixis, Inc. (a)	117,511	2,419,551
Fate Therapeutics, Inc. (a)(b)	27,006	48,881
FibroGen, Inc. (a)	38,031	20,575
G1 Therapeutics, Inc. (a)	19,501	32,177
Generation Bio Co. (a)	19,632	18,421
Geron Corp. (a)	172,363	327,490
Gilead Sciences, Inc.	459,410	36,082,061
Gossamer Bio, Inc. (a)	75,653	37,827
Gritstone Bio, Inc. (a)(b)	26,754	50,833
Halozyme Therapeutics, Inc. (a)	48,577	1,645,303
Heron Therapeutics, Inc. (a)(b)	34,676	22,085
HilleVax, Inc. (a)(b)	5,527	60,797
Icosavax, Inc. (a)	13,228	81,352
Ideaya Biosciences, Inc. (a)	21,296	578,612
IGM Biosciences, Inc. (a)	8,455	33,313
ImmunityBio, Inc. (a)(b)	50,909	159,854
ImmunoGen, Inc. (a)	83,271	1,237,407
Immunovant, Inc. (a)	20,787	687,010
Incyte Corp. (a)	68,736	3,706,932
Inhibrx, Inc. (a)	9,094	140,684
Inovio Pharmaceuticals, Inc. (a)(b)	91,783	33,437
Inozyme Pharma, Inc. (a)	12,500	37,125
Insmed, Inc. (a)	53,054	1,329,533
Intellia Therapeutics, Inc. (a)	32,234	807,462
Intercept Pharmaceuticals, Inc. (a)	13,897	263,070
Ionis Pharmaceuticals, Inc. (a)	52,580	2,327,717
Iovance Biotherapeutics, Inc. (a)	78,801	301,020
Ironwood Pharmaceuticals, Inc. Class A (a)	50,148	449,828
iTeos Therapeutics, Inc. (a)	8,517	85,681
Janux Therapeutics, Inc. (a)(b)	5,913	37,961
Kalvista Pharmaceuticals, Inc. (a)	8,523	72,360
Karuna Therapeutics, Inc. (a)	13,225	2,203,417
Karyopharm Therapeutics, Inc. (a)(b)	39,592	34,445
Keros Therapeutics, Inc. (a)	8,520	243,161
Kezar Life Sciences, Inc. (a)	22,238	16,036
Kiniksa Pharmaceuticals Ltd. (a)	11,822	180,286
Kodiak Sciences, Inc. (a)	10,723	15,548
Krystal Biotech, Inc. (a)	8,844	1,033,598
Kura Oncology, Inc. (a)	27,568	232,950
Kymera Therapeutics, Inc. (a)	15,723	183,487
Lyell Immunopharma, Inc. (a)(b)	52,428	86,768
Macrogenics, Inc. (a)	24,261	126,642
Madrigal Pharmaceuticals, Inc. (a)	5,762	757,012
MannKind Corp. (a)	100,928	432,981
Mersana Therapeutics, Inc. (a)	30,253	36,001
MiMedx Group, Inc. (a)	41,825	274,372
Mirati Therapeutics, Inc. (a)	23,085	1,281,910
Mirum Pharmaceuticals, Inc. (a)(b)	11,371	311,907
Moderna, Inc. (a)	122,116	9,275,931
Morphic Holding, Inc. (a)	14,572	290,711
Myriad Genetics, Inc. (a)	30,499	475,174
Natera, Inc. (a)	39,779	1,570,077
Neurocrine Biosciences, Inc. (a)	35,962	3,989,624
Novavax, Inc. (a)(b)	33,297	221,758
Nurix Therapeutics, Inc. (a)(b)	15,408	86,131
Nuvalent, Inc. Class A (a)	9,769	508,867
Ocugen, Inc. (a)(b)	100,598	37,010
Omniab, Inc. (c)	2,111	8,465
Omniab, Inc. (c)	2,111	8,022
Organogenesis Holdings, Inc. Class A (a)(b)	26,838	60,117
ORIC Pharmaceuticals, Inc. (a)(b)	12,846	86,068
PDL BioPharma, Inc. (a)(c)	20,940	3,404
PDS Biotechnology Corp. (a)(b)	12,641	52,713
PMV Pharmaceuticals, Inc. (a)	12,762	19,271
Point Biopharma Global, Inc. (a)	33,229	420,679
Poseida Therapeutics, Inc. (a)	27,985	56,530
Precigen, Inc. (a)	54,612	61,712
ProKidney Corp. (a)	6,143	10,013
Protagonist Therapeutics, Inc. (a)	21,270	309,266
Prothena Corp. PLC (a)	14,447	526,738
PTC Therapeutics, Inc. (a)	27,983	524,681
Puma Biotechnology, Inc. (a)	16,692	41,062
RAPT Therapeutics, Inc. (a)	10,980	144,387
Recursion Pharmaceuticals, Inc. (a)(b)	57,369	302,908
Regeneron Pharmaceuticals, Inc. (a)	39,356	30,693,351
REGENXBIO, Inc. (a)	15,049	193,982
Relay Therapeutics, Inc. (a)	31,542	208,177
Repligen Corp. (a)	19,110	2,571,442
Replimune Group, Inc. (a)	19,268	280,735
Revolution Medicines, Inc. (a)	36,253	717,809
Rhythm Pharmaceuticals, Inc. (a)	17,929	414,339
Rigel Pharmaceuticals, Inc. (a)	69,000	55,704
Rocket Pharmaceuticals, Inc. (a)	22,203	401,874
Sage Therapeutics, Inc. (a)	19,706	369,093
Sana Biotechnology, Inc. (a)(b)	39,645	117,349
Sangamo Therapeutics, Inc. (a)	46,122	29,066
Sarepta Therapeutics, Inc. (a)	34,474	2,320,445
Scholar Rock Holding Corp. (a)(b)	12,532	147,376
Seagen, Inc. (a)	51,891	11,042,924
Selecta Biosciences, Inc. (a)(b)	43,098	53,873
Seres Therapeutics, Inc. (a)	32,368	49,523
SpringWorks Therapeutics, Inc. (a)	19,679	450,649
Stoke Therapeutics, Inc. (a)	8,768	33,406
Sutro Biopharma, Inc. (a)	18,800	51,700
Syndax Pharmaceuticals, Inc. (a)	24,596	346,312
Tango Therapeutics, Inc. (a)(b)	17,274	145,102
TG Therapeutics, Inc. (a)(b)	50,800	392,684
Travere Therapeutics, Inc. (a)	24,074	156,000
Twist Bioscience Corp. (a)(b)	21,674	341,582
Ultragenyx Pharmaceutical, Inc. (a)	26,212	927,905
uniQure B.V. (a)	18,282	104,207
United Therapeutics Corp. (a)	17,353	3,867,290
Vanda Pharmaceuticals, Inc. (a)	18,539	81,201
Vaxart, Inc. (a)(b)	41,382	27,337
Vaxcyte, Inc. (a)	31,553	1,517,699
Vera Therapeutics, Inc. (a)	13,942	145,276
Veracyte, Inc. (a)(b)	26,566	550,448
Vericel Corp. (a)	17,333	609,775
Vertex Pharmaceuticals, Inc. (a)	95,172	34,462,733
Verve Therapeutics, Inc. (a)(b)	17,882	215,299
Viking Therapeutics, Inc. (a)(b)	36,984	362,813
Vir Biotechnology, Inc. (a)	32,099	254,545
Viridian Therapeutics, Inc. (a)	15,015	187,688
Voyager Therapeutics, Inc. (a)	10,924	71,771
X4 Pharmaceuticals, Inc. (a)	53,571	42,884
Xencor, Inc. (a)	21,722	376,877
Y-mAbs Therapeutics, Inc. (a)	11,046	58,986
Zentalis Pharmaceuticals, Inc. (a)	20,631	337,523
		369,823,370
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	639,754	60,488,741
Align Technology, Inc. (a)	26,197	4,835,704
Alphatec Holdings, Inc. (a)	28,906	265,357
Angiodynamics, Inc. (a)	13,521	83,830
Artivion, Inc. (a)	14,089	179,494
Atricure, Inc. (a)	17,715	613,648
Atrion Corp.	466	159,363
Avanos Medical, Inc. (a)	17,646	323,981
AxoGen, Inc. (a)	16,789	63,127
Axonics Modulation Technologies, Inc. (a)	18,734	959,368
Baxter International, Inc.	186,988	6,064,021
Becton, Dickinson & Co.	106,934	27,030,777
Beyond Air, Inc. (a)(b)	8,539	19,896
Boston Scientific Corp. (a)	539,757	27,630,161
Butterfly Network, Inc. Class A (a)(b)	55,173	46,726
Cerus Corp. (a)	61,686	86,360
CONMED Corp.	11,389	1,109,972
Cutera, Inc. (a)(b)	6,336	19,705
CVRx, Inc. (a)	4,183	55,969
Dentsply Sirona, Inc.	77,996	2,371,858
DexCom, Inc. (a)	142,924	12,695,939
Edwards Lifesciences Corp. (a)	224,133	14,281,755
Embecta Corp.	20,986	317,308
Enovis Corp. (a)	18,264	838,318
Envista Holdings Corp. (a)	60,337	1,404,042
GE Healthcare Holding LLC	144,329	9,607,982
Glaukos Corp. (a)	18,018	1,228,828
Globus Medical, Inc. (a)	43,295	1,979,014
Haemonetics Corp. (a)	18,762	1,599,085
Hologic, Inc. (a)	90,167	5,966,350
ICU Medical, Inc. (a)(b)	7,467	732,214
IDEXX Laboratories, Inc. (a)	30,591	12,220,187
Inari Medical, Inc. (a)	18,927	1,149,058
Inogen, Inc. (a)	8,109	36,247
Inspire Medical Systems, Inc. (a)	10,876	1,600,512
Insulet Corp. (a)	25,692	3,405,988
Integer Holdings Corp. (a)	12,364	1,003,586
Integra LifeSciences Holdings Corp. (a)	25,931	932,479
Intuitive Surgical, Inc. (a)	129,541	33,968,241
iRhythm Technologies, Inc. (a)	11,237	882,329
Lantheus Holdings, Inc. (a)	25,081	1,620,233
LeMaitre Vascular, Inc.	7,333	356,237
LivaNova PLC (a)	19,713	966,923
Masimo Corp. (a)(b)	16,370	1,328,098
Medtronic PLC	490,912	34,638,751
Merit Medical Systems, Inc. (a)	21,223	1,458,869
Neogen Corp. (a)	72,578	1,080,686
Nevro Corp. (a)	13,939	201,140
Novocure Ltd. (a)	35,835	476,606
Omnicell, Inc. (a)	16,788	596,646
OraSure Technologies, Inc. (a)	29,028	149,784
Orthofix International NV (a)	13,803	152,385
OrthoPediatrics Corp. (a)	5,498	134,481
Outset Medical, Inc. (a)	17,321	61,316
Paragon 28, Inc. (a)	13,835	119,396
Penumbra, Inc. (a)	14,187	2,711,845
PROCEPT BioRobotics Corp. (a)(b)	16,197	433,918
Pulmonx Corp. (a)	14,425	126,796
QuidelOrtho Corp. (a)	18,250	1,114,710
ResMed, Inc.	54,146	7,646,498
RxSight, Inc. (a)	8,274	183,186
Semler Scientific, Inc. (a)	2,238	65,282
Senseonics Holdings, Inc. (a)(b)	177,049	87,462
Shockwave Medical, Inc. (a)	13,597	2,804,517
SI-BONE, Inc. (a)	13,516	229,907
Sight Sciences, Inc. (a)(b)	9,593	15,205
Silk Road Medical, Inc. (a)	13,700	102,887
Staar Surgical Co. (a)(b)	18,049	754,809
STERIS PLC	36,351	7,632,983
Stryker Corp.	124,654	33,684,004
SurModics, Inc. (a)	4,852	142,940
Tactile Systems Technology, Inc. (a)	8,140	88,889
Tandem Diabetes Care, Inc. (a)	24,287	420,165
Teleflex, Inc.	17,318	3,199,501
The Cooper Companies, Inc.	18,266	5,694,426
TransMedics Group, Inc. (a)(b)	12,209	457,593
Treace Medical Concepts, Inc. (a)	16,023	160,711
UFP Technologies, Inc. (a)	2,616	407,887
Varex Imaging Corp. (a)	14,673	264,848
Zimmer Biomet Holdings, Inc.	77,035	8,043,224
Zimvie, Inc. (a)	10,487	74,038
Zomedica Corp. (a)(b)	388,844	65,326
Zynex, Inc. (a)(b)	7,218	64,096
		358,276,724
Health Care Providers & Services - 3.0%
23andMe Holding Co. Class A (a)	101,077	85,622
Acadia Healthcare Co., Inc. (a)	34,106	2,507,132
Accolade, Inc. (a)	26,900	174,850
AdaptHealth Corp. (a)	31,410	230,235
Addus HomeCare Corp. (a)	6,028	475,609
Agiliti, Inc. (a)(b)	12,700	71,501
agilon health, Inc. (a)(b)	110,684	1,992,312
Alignment Healthcare, Inc. (a)	36,200	249,056
Amedisys, Inc. (a)	11,962	1,094,403
AMN Healthcare Services, Inc. (a)	14,024	1,063,861
Apollo Medical Holdings, Inc. (a)(b)	15,251	475,984
Brookdale Senior Living, Inc. (a)	67,922	265,575
Cano Health, Inc. (a)	71,732	9,433
Cardinal Health, Inc.	93,723	8,528,793
CareMax, Inc. Class A (a)(b)	27,088	54,176
Castle Biosciences, Inc. (a)	9,376	146,453
Cencora, Inc.	61,442	11,375,986
Centene Corp. (a)	199,621	13,769,884
Chemed Corp.	5,563	3,130,022
Cigna Group	109,152	33,749,798
Clover Health Investments Corp. (a)(b)	116,900	111,441
Community Health Systems, Inc. (a)	46,715	99,970
Corvel Corp. (a)	3,314	642,717
Cross Country Healthcare, Inc. (a)	12,090	280,004
CVS Health Corp.	473,522	32,677,753
DaVita HealthCare Partners, Inc. (a)	19,860	1,533,788
DocGo, Inc. Class A (a)(b)	33,679	200,053
Elevance Health, Inc.	86,875	39,101,569
Encompass Health Corp.	36,985	2,313,782
Enhabit Home Health & Hospice (a)(b)	17,436	128,503
Fulgent Genetics, Inc. (a)	7,885	188,767
GeneDx Holdings Corp. Class A (a)(b)	6,267	11,657
Guardant Health, Inc. (a)	43,606	1,128,523
HCA Holdings, Inc.	74,192	16,777,779
HealthEquity, Inc. (a)	31,408	2,251,325
Henry Schein, Inc. (a)	48,194	3,131,646
Hims & Hers Health, Inc. (a)	53,811	321,790
Humana, Inc.	45,679	23,921,636
Invitae Corp. (a)(b)	83,632	50,656
Laboratory Corp. of America Holdings	32,616	6,514,394
LifeStance Health Group, Inc. (a)	33,405	194,751
McKesson Corp.	49,732	22,645,964
Modivcare, Inc. (a)	4,669	197,219
Molina Healthcare, Inc. (a)	21,462	7,145,773
National Healthcare Corp.	5,149	346,837
National Research Corp. Class A	5,245	221,654
NeoGenomics, Inc. (a)	47,932	672,007
Opko Health, Inc. (a)	163,345	204,181
Option Care Health, Inc. (a)	66,313	1,838,859
Owens & Minor, Inc. (a)	28,709	411,400
Patterson Companies, Inc.	31,349	954,891
Pediatrix Medical Group, Inc. (a)	29,934	343,044
Pennant Group, Inc. (a)	11,831	128,603
PetIQ, Inc. Class A (a)	9,414	176,701
Premier, Inc.	43,945	844,623
Privia Health Group, Inc. (a)	37,712	792,706
Progyny, Inc. (a)	30,709	947,680
Quest Diagnostics, Inc.	41,437	5,390,954
R1 RCM, Inc. (a)	72,689	857,003
RadNet, Inc. (a)	22,222	599,105
Select Medical Holdings Corp.	38,138	866,877
Surgery Partners, Inc. (a)	24,316	562,429
Tenet Healthcare Corp. (a)	37,281	2,001,990
The Ensign Group, Inc.	20,770	2,006,382
The Joint Corp. (a)	6,125	47,836
U.S. Physical Therapy, Inc.	5,647	474,969
UnitedHealth Group, Inc.	341,502	182,894,811
Universal Health Services, Inc. Class B	22,904	2,883,385
		447,491,072
Health Care Technology - 0.1%
American Well Corp. (a)	83,104	97,232
Certara, Inc. (a)	39,801	485,174
Computer Programs & Systems, Inc. (a)	5,009	70,577
Definitive Healthcare Corp. (a)(b)	17,522	100,927
Doximity, Inc. (a)	46,414	948,238
Evolent Health, Inc. (a)	41,279	1,008,446
GoodRx Holdings, Inc. (a)(b)	30,202	148,896
Health Catalyst, Inc. (a)	22,204	166,308
HealthStream, Inc.	8,543	216,992
MultiPlan Corp. Class A (a)	101,328	171,244
Nextgen Healthcare, Inc. (a)	19,831	474,358
OptimizeRx Corp. (a)	5,891	47,481
Phreesia, Inc. (a)	19,639	268,269
Schrodinger, Inc. (a)(b)	20,171	437,711
Sharecare, Inc. Class A (a)	107,369	112,737
Simulations Plus, Inc.	5,682	200,404
Teladoc Health, Inc. (a)(b)	60,664	1,003,383
Veeva Systems, Inc. Class A (a)	53,796	10,367,027
Veradigm, Inc. (a)	39,609	522,443
		16,847,847
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	38,150	1,345,932
Adaptive Biotechnologies Corp. (a)	40,340	179,110
Agilent Technologies, Inc.	108,936	11,260,714
Akoya Biosciences, Inc. (a)	10,121	35,424
Avantor, Inc. (a)	249,738	4,352,933
Azenta, Inc. (a)	22,185	1,008,308
Bio-Rad Laboratories, Inc. Class A (a)	7,703	2,120,482
Bio-Techne Corp.	57,926	3,164,497
BioLife Solutions, Inc. (a)	12,792	129,199
BioNano Genomics, Inc. (a)(b)	12,016	16,582
Bruker Corp.	36,101	2,057,757
Charles River Laboratories International, Inc. (a)	18,880	3,178,637
Codexis, Inc. (a)	23,624	39,216
CryoPort, Inc. (a)	16,996	164,861
Cytek Biosciences, Inc. (a)(b)	37,031	155,901
Danaher Corp.	242,296	46,525,678
Fortrea Holdings, Inc.	32,940	935,496
Illumina, Inc. (a)	58,379	6,387,830
IQVIA Holdings, Inc. (a)	67,523	12,210,184
Maravai LifeSciences Holdings, Inc. (a)	42,144	289,108
MaxCyte, Inc. (a)	40,316	119,335
Medpace Holdings, Inc. (a)	8,575	2,080,895
Mesa Laboratories, Inc.	1,907	178,934
Mettler-Toledo International, Inc. (a)	8,064	7,944,653
Nanostring Technologies, Inc. (a)(b)	17,727	24,463
OmniAb, Inc. (a)	33,381	151,884
Pacific Biosciences of California, Inc. (a)	85,557	528,742
Quanterix Corp. (a)	12,507	271,652
Quantum-Si, Inc. (a)(b)	32,622	39,146
Revvity, Inc.	45,802	3,794,696
Seer, Inc. (a)	14,371	23,568
SomaLogic, Inc. Class A (a)	57,543	128,321
Sotera Health Co. (a)	36,871	466,787
Thermo Fisher Scientific, Inc.	142,297	63,289,437
Waters Corp. (a)	21,747	5,187,312
West Pharmaceutical Services, Inc.	27,233	8,667,992
		188,455,666
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	18,559	92,424
Amneal Pharmaceuticals, Inc. (a)	37,846	146,464
Amphastar Pharmaceuticals, Inc. (a)	14,052	636,134
Amylyx Pharmaceuticals, Inc. (a)	15,627	254,876
ANI Pharmaceuticals, Inc. (a)	5,919	365,439
Arvinas Holding Co. LLC (a)	19,829	319,643
Assertio Holdings, Inc. (a)	34,756	74,725
Atea Pharmaceuticals, Inc. (a)	26,579	86,382
Axsome Therapeutics, Inc. (a)(b)	14,285	889,670
Bristol-Myers Squibb Co.	770,241	39,690,519
Cara Therapeutics, Inc. (a)	16,619	21,439
Cassava Sciences, Inc. (a)(b)	14,459	291,349
Catalent, Inc. (a)	66,622	2,291,131
Collegium Pharmaceutical, Inc. (a)(b)	12,893	280,552
Corcept Therapeutics, Inc. (a)	33,131	930,318
CymaBay Therapeutics, Inc. (a)	38,807	635,659
Edgewise Therapeutics, Inc. (a)(b)	14,107	90,285
Elanco Animal Health, Inc. (a)	181,861	1,602,195
Eli Lilly & Co.	293,983	162,846,003
Esperion Therapeutics, Inc. (a)	29,160	24,168
Evolus, Inc. (a)	16,632	126,403
Fulcrum Therapeutics, Inc. (a)	19,388	70,572
Harmony Biosciences Holdings, Inc. (a)	12,537	295,121
Harrow, Inc. (a)(b)	11,418	163,677
Innoviva, Inc. (a)(b)	21,177	262,807
Intra-Cellular Therapies, Inc. (a)	33,127	1,648,400
Jazz Pharmaceuticals PLC (a)	23,277	2,956,645
Johnson & Johnson	887,788	131,694,472
Ligand Pharmaceuticals, Inc. Class B (a)	6,181	323,204
Liquidia Corp. (a)(b)	18,229	118,671
Marinus Pharmaceuticals, Inc. (a)(b)	17,016	118,091
Merck & Co., Inc.	935,536	96,079,547
Mind Medicine (MindMed), Inc. (a)(b)	10,594	27,121
Nektar Therapeutics (a)	58,979	27,661
NGM Biopharmaceuticals, Inc. (a)	12,159	10,334
Nuvation Bio, Inc. (a)	55,010	53,008
Ocular Therapeutix, Inc. (a)(b)	26,407	75,260
Omeros Corp. (a)(b)	21,510	25,597
Organon & Co.	93,446	1,382,066
Pacira Biosciences, Inc. (a)	16,838	475,842
Perrigo Co. PLC	49,976	1,381,337
Pfizer, Inc.	2,081,637	63,614,827
Phathom Pharmaceuticals, Inc. (a)(b)	11,997	111,572
Phibro Animal Health Corp. Class A	8,347	91,149
Pliant Therapeutics, Inc. (a)(b)	19,329	283,556
Prestige Brands Holdings, Inc. (a)	18,281	1,085,160
Revance Therapeutics, Inc. (a)	32,606	257,261
Royalty Pharma PLC	142,401	3,826,315
Scilex Holding Co. (b)	17,231	30,611
SIGA Technologies, Inc. (b)	16,348	83,375
Supernus Pharmaceuticals, Inc. (a)	19,971	476,308
Tarsus Pharmaceuticals, Inc. (a)(b)	9,651	137,430
Theravance Biopharma, Inc. (a)(b)	13,684	129,177
Ventyx Biosciences, Inc. (a)	17,435	251,413
Viatris, Inc.	441,471	3,929,092
WAVE Life Sciences (a)	22,119	119,000
Xeris Biopharma Holdings, Inc. (a)(b)	50,093	91,670
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zoetis, Inc. Class A	169,717	26,645,569
		550,048,696
TOTAL HEALTH CARE		1,930,943,375
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.6%
AAR Corp. (a)	12,235	726,270
AeroVironment, Inc. (a)	9,661	1,107,730
AerSale Corp. (a)(b)	10,498	160,514
Archer Aviation, Inc. Class A (a)(b)	53,356	253,441
Astronics Corp. (a)	9,891	151,629
Axon Enterprise, Inc. (a)	25,931	5,302,630
BWX Technologies, Inc.	33,824	2,512,447
Cadre Holdings, Inc.	6,798	190,684
Curtiss-Wright Corp.	14,069	2,797,058
Ducommun, Inc. (a)	4,984	238,435
General Dynamics Corp.	83,532	20,157,107
HEICO Corp.	14,733	2,333,855
HEICO Corp. Class A	27,975	3,556,462
Hexcel Corp.	31,066	1,923,607
Howmet Aerospace, Inc.	144,253	6,361,557
Huntington Ingalls Industries, Inc.	14,706	3,232,673
Kaman Corp.	10,643	198,066
Kratos Defense & Security Solutions, Inc. (a)	47,477	809,483
L3Harris Technologies, Inc.	69,734	12,510,977
Lockheed Martin Corp.	82,625	37,564,630
Mercury Systems, Inc. (a)	18,894	679,806
Moog, Inc. Class A	10,632	1,233,844
National Presto Industries, Inc.	1,926	143,969
Northrop Grumman Corp.	52,433	24,718,489
Park Aerospace Corp.	7,178	105,373
Rocket Lab U.S.A., Inc. Class A (a)(b)	96,286	407,290
RTX Corp.	536,602	43,674,037
Spirit AeroSystems Holdings, Inc. Class A	38,829	877,535
Terran Orbital Corp. Class A (a)(b)	38,660	30,885
Textron, Inc.	73,005	5,548,380
The Boeing Co. (a)	209,030	39,050,985
TransDigm Group, Inc. (a)	20,335	16,839,210
Triumph Group, Inc. (a)	28,305	211,155
V2X, Inc. (a)	4,447	227,108
Virgin Galactic Holdings, Inc. (a)(b)	120,939	178,990
Woodward, Inc.	22,291	2,779,688
		238,795,999
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	20,417	399,561
C.H. Robinson Worldwide, Inc.	42,844	3,505,925
Expeditors International of Washington, Inc.	54,569	5,961,663
FedEx Corp.	85,265	20,472,127
Forward Air Corp.	9,388	604,681
GXO Logistics, Inc. (a)	43,754	2,210,015
Hub Group, Inc. Class A (a)	11,635	799,906
United Parcel Service, Inc. Class B	266,708	37,672,505
		71,626,383
Building Products - 0.7%
A.O. Smith Corp.	46,021	3,210,425
AAON, Inc.	25,000	1,362,000
Advanced Drain Systems, Inc.	25,537	2,728,118
Allegion PLC	32,324	3,179,389
American Woodmark Corp. (a)	5,979	401,968
Apogee Enterprises, Inc.	8,348	358,296
Armstrong World Industries, Inc.	16,463	1,249,377
AZZ, Inc.	9,029	426,801
Builders FirstSource, Inc. (a)	46,110	5,003,857
Carlisle Companies, Inc.	18,407	4,677,035
Carrier Global Corp.	308,832	14,718,933
CSW Industrials, Inc.	5,788	1,025,981
Fortune Brands Home & Security, Inc.	46,966	2,620,703
Gibraltar Industries, Inc. (a)	11,344	690,396
Griffon Corp.	15,027	600,178
Hayward Holdings, Inc. (a)	46,352	486,696
Insteel Industries, Inc.	7,535	210,302
Janus International Group, Inc. (a)	33,672	315,170
Jeld-Wen Holding, Inc. (a)	31,575	357,745
Johnson Controls International PLC	250,796	12,294,020
Lennox International, Inc.	11,776	4,363,479
Masco Corp.	82,760	4,310,968
Masonite International Corp. (a)	8,096	640,717
MasterBrand, Inc.	48,147	534,913
Owens Corning	33,088	3,751,187
PGT Innovations, Inc. (a)	21,255	636,375
Quanex Building Products Corp.	11,954	320,965
Resideo Technologies, Inc. (a)	54,972	795,995
Simpson Manufacturing Co. Ltd.	15,783	2,101,980
Tecnoglass, Inc.	7,900	258,172
The AZEK Co., Inc. (a)	55,082	1,443,148
Trane Technologies PLC	84,262	16,035,901
Trex Co., Inc. (a)	39,971	2,246,770
UFP Industries, Inc.	22,806	2,170,447
Zurn Elkay Water Solutions Cor	52,162	1,380,207
		96,908,614
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	24,107	948,369
ACCO Brands Corp.	32,836	166,150
ACV Auctions, Inc. Class A (a)	50,173	668,806
Aris Water Solution, Inc. Class A	10,105	84,377
Brady Corp. Class A	17,015	875,592
BrightView Holdings, Inc. (a)	13,371	90,121
Casella Waste Systems, Inc. Class A (a)	21,158	1,596,371
CECO Environmental Corp. (a)	11,118	179,889
Cimpress PLC (a)	6,494	387,497
Cintas Corp.	31,875	16,164,450
Clean Harbors, Inc. (a)	18,488	2,841,051
Copart, Inc.	320,341	13,941,240
CoreCivic, Inc. (a)	41,574	527,990
Deluxe Corp.	16,054	273,721
Driven Brands Holdings, Inc. (a)	23,053	262,343
Ennis, Inc.	9,753	208,324
Enviri Corp. (a)	28,444	163,269
Healthcare Services Group, Inc.	27,325	259,588
HNI Corp.	17,478	606,312
Interface, Inc.	22,512	200,132
Liquidity Services, Inc. (a)	8,300	159,941
Matthews International Corp. Class A	11,083	392,782
Millerknoll, Inc.	27,763	652,431
Montrose Environmental Group, Inc. (a)	9,847	227,663
MSA Safety, Inc.	13,617	2,149,852
OpenLane, Inc. (a)	40,306	541,310
Pitney Bowes, Inc.	57,041	184,242
Republic Services, Inc.	75,840	11,261,482
Rollins, Inc.	103,581	3,895,681
SP Plus Corp. (a)	7,458	376,853
Steelcase, Inc. Class A	35,345	385,614
Stericycle, Inc. (a)	34,268	1,413,212
Tetra Tech, Inc.	19,672	2,968,702
The Brink's Co.	17,202	1,150,126
The GEO Group, Inc. (a)	47,562	415,692
UniFirst Corp.	5,496	903,707
Veralto Corp.	80,823	5,576,787
Vestis Corp.	47,729	729,776
Viad Corp. (a)	7,392	179,108
VSE Corp.	4,820	259,316
Waste Management, Inc.	135,848	22,323,902
		96,593,771
Construction & Engineering - 0.2%
AECOM	51,112	3,912,624
Ameresco, Inc. Class A (a)(b)	12,111	316,703
API Group Corp. (a)	75,639	1,956,781
Arcosa, Inc.	17,845	1,232,554
Argan, Inc.	4,635	212,005
Comfort Systems U.S.A., Inc.	13,193	2,399,147
Construction Partners, Inc. Class A (a)	16,128	620,122
Dycom Industries, Inc. (a)	10,926	930,677
EMCOR Group, Inc.	17,374	3,590,337
Eneti, Inc.	8,214	83,372
Fluor Corp. (a)	52,542	1,749,123
Granite Construction, Inc.	16,426	664,924
Great Lakes Dredge & Dock Corp. (a)	25,889	196,756
MasTec, Inc. (a)	22,296	1,325,274
MDU Resources Group, Inc.	75,251	1,400,421
MYR Group, Inc. (a)	6,085	704,826
Northwest Pipe Co. (a)	3,710	101,135
Primoris Services Corp.	19,977	600,509
Quanta Services, Inc.	53,492	8,939,583
Sterling Construction Co., Inc. (a)	11,253	819,781
Tutor Perini Corp. (a)	15,454	111,423
Valmont Industries, Inc.	7,805	1,536,883
Willscot Mobile Mini Holdings (a)	72,750	2,867,078
		36,272,038
Electrical Equipment - 0.7%
Acuity Brands, Inc.	11,473	1,858,282
Allient, Inc.	5,559	153,428
AMETEK, Inc.	85,114	11,981,498
Array Technologies, Inc. (a)	52,723	913,690
Atkore, Inc. (a)	13,952	1,733,955
Babcock & Wilcox Enterprises, Inc. (a)	20,136	52,958
Beam Global (a)(b)	3,994	21,887
Blink Charging Co. (a)(b)	25,346	60,323
Bloom Energy Corp. Class A (a)(b)	77,330	804,232
ChargePoint Holdings, Inc. Class A (a)(b)	109,868	279,065
Eaton Corp. PLC	147,076	30,578,571
Emerson Electric Co.	210,803	18,755,143
Encore Wire Corp.	6,206	1,109,819
Energy Vault Holdings, Inc. Class A (a)(b)	26,917	54,103
EnerSys	15,230	1,303,383
Enovix Corp. (a)(b)	49,094	437,428
Eos Energy Enterprises, Inc. (a)(b)	42,056	74,019
Fluence Energy, Inc. (a)(b)	14,925	258,501
FTC Solar, Inc. (a)(b)	31,975	34,213
FuelCell Energy, Inc. (a)(b)	150,167	163,682
Generac Holdings, Inc. (a)	23,042	1,937,141
GrafTech International Ltd. (b)	70,788	244,219
Hubbell, Inc. Class B	19,814	5,351,761
LSI Industries, Inc.	9,776	145,467
NuScale Power Corp. (a)(b)	15,930	53,843
nVent Electric PLC	61,005	2,936,171
Plug Power, Inc. (a)(b)	200,906	1,183,336
Powell Industries, Inc.	3,425	262,526
Regal Rexnord Corp.	24,464	2,896,782
Rockwell Automation, Inc.	42,333	11,125,536
Sensata Technologies, Inc. PLC	55,854	1,780,626
SES AI Corp. Class A (a)(b)	49,785	90,111
Shoals Technologies Group, Inc. (a)	62,547	960,722
Stem, Inc. (a)(b)	51,858	175,280
SunPower Corp. (a)(b)	29,906	127,699
Sunrun, Inc. (a)(b)	79,629	768,420
Thermon Group Holdings, Inc. (a)	12,321	328,847
TPI Composites, Inc. (a)(b)	16,000	36,960
Vertiv Holdings Co.	129,073	5,068,697
Vicor Corp. (a)	8,406	325,648
		106,427,972
Ground Transportation - 1.0%
ArcBest Corp.	8,769	954,769
Avis Budget Group, Inc. (a)	7,291	1,186,975
Covenant Transport Group, Inc. Class A	2,751	108,623
CSX Corp.	739,642	22,078,314
Daseke, Inc. (a)	14,880	66,067
FTAI Infrastructure LLC	35,993	110,139
Heartland Express, Inc.	17,501	204,062
Hertz Global Holdings, Inc. (a)(b)	49,506	417,336
J.B. Hunt Transport Services, Inc.	30,109	5,174,834
Knight-Swift Transportation Holdings, Inc. Class A	59,493	2,908,613
Landstar System, Inc.	13,313	2,193,716
Lyft, Inc. (a)	125,436	1,150,248
Marten Transport Ltd.	21,348	375,298
Norfolk Southern Corp.	83,701	15,969,314
Old Dominion Freight Lines, Inc.	33,038	12,444,093
RXO, Inc.	42,612	746,136
Ryder System, Inc.	16,788	1,637,502
Saia, Inc. (a)	9,761	3,499,221
Schneider National, Inc. Class B	13,822	350,111
TuSimple Holdings, Inc. (a)(b)	47,062	50,356
U-Haul Holding Co. (a)(b)	3,986	195,792
U-Haul Holding Co. (non-vtg.)	35,988	1,698,993
Uber Technologies, Inc. (a)	753,412	32,607,671
Union Pacific Corp.	224,676	46,644,984
Universal Logistics Holdings, Inc.	2,569	57,494
Werner Enterprises, Inc.	23,383	849,271
XPO, Inc. (a)	42,844	3,248,004
		156,927,936
Industrial Conglomerates - 0.7%
3M Co.	203,478	18,506,324
General Electric Co.	401,229	43,585,506
Honeywell International, Inc.	244,779	44,858,200
		106,950,030
Machinery - 1.9%
3D Systems Corp. (a)	47,608	177,578
AGCO Corp.	22,990	2,636,033
Alamo Group, Inc.	3,792	607,858
Albany International Corp. Class A	11,460	935,251
Allison Transmission Holdings, Inc.	32,981	1,662,902
Astec Industries, Inc.	8,540	341,942
Barnes Group, Inc.	18,947	393,908
Blue Bird Corp. (a)	5,917	107,749
Caterpillar, Inc.	188,083	42,516,162
Chart Industries, Inc. (a)	15,427	1,793,080
Columbus McKinnon Corp. (NY Shares)	10,679	326,457
Crane Co.	18,046	1,756,417
Cummins, Inc.	52,267	11,305,352
Deere & Co.	100,535	36,731,468
Desktop Metal, Inc. (a)(b)	87,128	75,488
Donaldson Co., Inc.	44,516	2,566,793
Douglas Dynamics, Inc.	8,555	207,715
Dover Corp.	51,627	6,708,929
Energy Recovery, Inc. (a)	21,176	321,875
Enerpac Tool Group Corp. Class A	20,582	582,471
EnPro Industries, Inc.	7,642	848,721
ESAB Corp.	20,901	1,323,033
ESCO Technologies, Inc.	9,391	912,993
Federal Signal Corp.	22,495	1,305,610
Flowserve Corp.	48,424	1,778,129
Fortive Corp.	129,809	8,473,932
Franklin Electric Co., Inc.	14,696	1,274,437
Gates Industrial Corp. PLC (a)	48,793	532,820
Gorman-Rupp Co.	9,021	266,571
Graco, Inc.	62,347	4,635,499
Helios Technologies, Inc.	12,178	629,846
Hillenbrand, Inc.	26,055	990,872
Hillman Solutions Corp. Class A (a)	72,221	473,770
Hyliion Holdings Corp. Class A (a)(b)	47,409	28,270
Hyster-Yale Materials Handling, Inc. Class A	3,855	154,239
IDEX Corp.	27,811	5,323,304
Illinois Tool Works, Inc.	101,458	22,738,767
Ingersoll Rand, Inc.	148,943	9,037,861
ITT, Inc.	30,195	2,818,703
John Bean Technologies Corp.	11,693	1,216,306
Kadant, Inc.	4,348	956,560
Kennametal, Inc.	29,245	675,852
Lincoln Electric Holdings, Inc.	21,188	3,703,662
Lindsay Corp.	3,979	497,057
Luxfer Holdings PLC sponsored	9,293	76,853
Manitowoc Co., Inc. (a)	13,155	168,384
Microvast Holdings, Inc. (a)(b)	88,570	108,941
Middleby Corp. (a)	19,846	2,240,018
Mueller Industries, Inc.	41,926	1,581,029
Mueller Water Products, Inc. Class A	56,935	704,286
Nikola Corp. (a)(b)	262,020	282,982
Nordson Corp.	19,984	4,248,399
Omega Flex, Inc.	1,181	86,296
Oshkosh Corp.	24,168	2,120,259
Otis Worldwide Corp.	151,747	11,716,386
PACCAR, Inc.	192,805	15,912,197
Parker Hannifin Corp.	47,280	17,442,065
Pentair PLC	60,717	3,528,872
Proto Labs, Inc. (a)	9,197	217,141
RBC Bearings, Inc. (a)	10,663	2,344,154
REV Group, Inc.	10,750	153,080
Shyft Group, Inc. (The)	11,292	123,986
Snap-On, Inc.	19,532	5,038,084
SPX Technologies, Inc. (a)	16,695	1,337,603
Standex International Corp.	4,350	624,530
Stanley Black & Decker, Inc.	56,421	4,798,606
Tennant Co.	6,692	496,680
Terex Corp.	24,907	1,140,741
The Greenbrier Companies, Inc.	11,194	387,200
Timken Co.	24,082	1,664,548
Titan International, Inc. (a)	18,182	206,548
Toro Co.	38,277	3,094,313
Trinity Industries, Inc.	29,602	616,610
Velo3D, Inc. (a)(b)	25,645	33,851
Wabash National Corp.	17,167	355,185
Watts Water Technologies, Inc. Class A	10,043	1,737,539
Westinghouse Air Brake Tech Co.	66,082	7,006,014
Xylem, Inc.	88,831	8,309,252
		282,254,874
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc.	2,490	101,592
Genco Shipping & Trading Ltd.	15,640	205,979
Kirby Corp. (a)	21,883	1,634,660
Matson, Inc.	12,957	1,127,907
		3,070,138
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	46,758	1,478,956
Allegiant Travel Co.	5,552	369,874
American Airlines Group, Inc. (a)	241,628	2,694,152
Blade Air Mobility, Inc. (a)(b)	16,712	35,597
Delta Air Lines, Inc.	237,576	7,424,250
Frontier Group Holdings, Inc. (a)(b)	13,322	45,162
Hawaiian Holdings, Inc. (a)(b)	20,880	87,905
JetBlue Airways Corp. (a)	122,867	461,980
Joby Aviation, Inc. (a)(b)	135,580	714,507
SkyWest, Inc. (a)	15,456	651,780
Southwest Airlines Co.	219,558	4,880,774
Spirit Airlines, Inc.	40,746	467,764
Sun Country Airlines Holdings, Inc. (a)	14,883	193,777
United Airlines Holdings, Inc. (a)	120,890	4,232,359
		23,738,837
Professional Services - 1.0%
Alight, Inc. Class A (a)	133,446	886,081
ASGN, Inc. (a)	17,855	1,490,178
Automatic Data Processing, Inc.	151,888	33,144,999
Barrett Business Services, Inc.	2,537	232,034
Booz Allen Hamilton Holding Corp. Class A	48,307	5,793,459
Broadridge Financial Solutions, Inc.	43,513	7,425,058
CACI International, Inc. Class A (a)	8,366	2,716,942
CBIZ, Inc. (a)	18,506	961,572
Ceridian HCM Holding, Inc. (a)	57,421	3,675,518
Clarivate Analytics PLC (a)(b)	162,846	1,038,957
Concentrix Corp.	15,830	1,206,404
Conduent, Inc. (a)	59,113	188,570
CRA International, Inc.	2,587	251,224
CSG Systems International, Inc.	11,436	535,891
Dun & Bradstreet Holdings, Inc.	86,087	754,122
Equifax, Inc.	45,282	7,678,469
ExlService Holdings, Inc. (a)	61,481	1,605,269
Exponent, Inc.	18,740	1,373,455
First Advantage Corp.	18,093	235,390
FiscalNote Holdings, Inc. Class A (a)	20,890	27,784
Forrester Research, Inc. (a)	3,911	90,735
Franklin Covey Co. (a)	4,168	164,261
FTI Consulting, Inc. (a)	12,539	2,661,528
Genpact Ltd.	61,544	2,064,186
Heidrick & Struggles International, Inc.	7,374	179,483
HireRight Holdings Corp. (a)	3,519	32,410
Huron Consulting Group, Inc. (a)	7,011	696,613
ICF International, Inc.	6,366	806,763
Insperity, Inc.	13,475	1,426,194
Jacobs Solutions, Inc.	46,415	6,187,120
KBR, Inc.	49,721	2,891,276
Kelly Services, Inc. Class A (non-vtg.)	11,495	205,186
Kforce, Inc.	7,075	431,858
Korn Ferry	19,765	899,703
LegalZoom.com, Inc. (a)	38,911	387,943
Leidos Holdings, Inc.	50,662	5,021,617
Manpower, Inc.	18,285	1,279,401
Maximus, Inc.	22,430	1,675,970
NV5 Global, Inc. (a)	4,763	449,389
Parsons Corp. (a)	15,063	851,813
Paychex, Inc.	118,337	13,141,324
Paycom Software, Inc.	18,169	4,450,860
Paycor HCM, Inc. (a)(b)	23,564	508,511
Paylocity Holding Corp. (a)	15,891	2,850,845
Planet Labs PBC Class A (a)(b)	67,946	146,763
RCM Technologies, Inc. (a)	2,060	40,829
Resources Connection, Inc.	12,066	162,529
Robert Half, Inc.	39,578	2,959,247
Science Applications International Corp.	19,874	2,171,036
SS&C Technologies Holdings, Inc.	79,314	3,985,529
Sterling Check Corp. (a)(b)	11,080	123,874
TaskUs, Inc. (a)	7,151	66,361
TransUnion Holding Co., Inc.	71,350	3,130,838
TriNet Group, Inc. (a)	12,267	1,260,434
TrueBlue, Inc. (a)	10,932	121,017
Ttec Holdings, Inc.	7,093	145,974
Upwork, Inc. (a)	45,043	470,699
Verisk Analytics, Inc.	53,484	12,160,122
Verra Mobility Corp. (a)	62,546	1,236,534
		148,758,151
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	37,971	1,314,936
Alta Equipment Group, Inc.	9,113	83,748
Applied Industrial Technologies, Inc.	14,198	2,179,535
Beacon Roofing Supply, Inc. (a)	19,559	1,392,014
BlueLinx Corp. (a)	3,182	226,272
Boise Cascade Co.	14,662	1,374,563
Core & Main, Inc. (a)	38,812	1,167,465
Custom Truck One Source, Inc. Class A (a)	22,081	127,407
DXP Enterprises, Inc. (a)	5,059	164,923
Fastenal Co.	210,611	12,287,046
Ferguson PLC	75,295	11,309,309
GATX Corp.	13,040	1,363,723
Global Industrial Co.	4,757	151,986
GMS, Inc. (a)	15,048	880,007
H&E Equipment Services, Inc.	11,821	481,351
Herc Holdings, Inc.	10,446	1,115,528
Hudson Technologies, Inc. (a)	14,678	189,053
McGrath RentCorp.	9,128	918,277
MRC Global, Inc. (a)	31,630	332,431
MSC Industrial Direct Co., Inc. Class A	17,388	1,647,513
NOW, Inc. (a)	39,856	439,213
Rush Enterprises, Inc. Class A	23,264	827,733
SiteOne Landscape Supply, Inc. (a)	16,535	2,278,027
Textainer Group Holdings Ltd.	14,858	729,825
Titan Machinery, Inc. (a)	7,020	174,377
Transcat, Inc. (a)	2,942	264,839
United Rentals, Inc.	25,176	10,228,254
Veritiv Corp.	4,973	842,476
W.W. Grainger, Inc.	16,403	11,971,401
Watsco, Inc. (b)	12,370	4,315,769
WESCO International, Inc.	16,300	2,089,660
Xometry, Inc. (a)(b)	15,090	219,560
		73,088,221
TOTAL INDUSTRIALS		1,441,412,964
INFORMATION TECHNOLOGY - 26.6%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	25,189	165,492
Arista Networks, Inc. (a)	92,453	18,524,808
Aviat Networks, Inc. (a)	4,360	116,412
Calix, Inc. (a)	21,616	715,922
Cambium Networks Corp. (a)	3,883	19,337
Ciena Corp. (a)	54,868	2,315,430
Cisco Systems, Inc.	1,502,277	78,313,700
Clearfield, Inc. (a)(b)	4,496	107,994
CommScope Holding Co., Inc. (a)	76,602	113,371
Comtech Telecommunications Corp.	10,348	126,246
Digi International, Inc. (a)	13,722	345,520
DZS, Inc. (a)	5,113	6,494
Extreme Networks, Inc. (a)	47,284	974,996
F5, Inc. (a)	21,859	3,313,606
Harmonic, Inc. (a)	42,046	453,676
Infinera Corp. (a)(b)	74,830	219,252
Juniper Networks, Inc.	117,953	3,175,295
Lumentum Holdings, Inc. (a)	25,361	994,405
Motorola Solutions, Inc.	61,554	17,140,327
NETGEAR, Inc. (a)	11,931	150,808
NetScout Systems, Inc. (a)	26,645	581,660
Ribbon Communications, Inc. (a)	33,987	63,896
ViaSat, Inc. (a)(b)	27,503	507,155
Viavi Solutions, Inc. (a)	82,451	641,469
		129,087,271
Electronic Equipment, Instruments & Components - 0.7%
908 Devices, Inc. (a)(b)	7,790	46,195
Advanced Energy Industries, Inc.	13,943	1,216,666
Aeva Technologies, Inc. (a)	33,251	16,559
Akoustis Technologies, Inc. (a)(b)	23,529	11,929
Amphenol Corp. Class A	219,870	17,710,529
Arlo Technologies, Inc. (a)	35,625	302,456
Arrow Electronics, Inc. (a)	20,492	2,323,998
Avnet, Inc.	33,525	1,553,213
Badger Meter, Inc.	10,869	1,505,900
Bel Fuse, Inc. Class B (non-vtg.)	3,940	213,469
Belden, Inc.	15,524	1,100,652
Benchmark Electronics, Inc.	13,133	317,950
CDW Corp.	49,406	9,900,962
Cognex Corp.	63,719	2,293,247
Coherent Corp. (a)	48,000	1,420,800
Corning, Inc.	282,599	7,562,349
Crane Nxt Co.	17,747	922,844
CTS Corp.	11,622	434,779
ePlus, Inc. (a)	10,005	625,313
Evolv Technologies Holdings, Inc. (a)	27,151	115,392
Fabrinet (a)	13,360	2,070,800
FARO Technologies, Inc. (a)	7,527	96,872
Insight Enterprises, Inc. (a)	11,118	1,593,209
IPG Photonics Corp. (a)	11,012	945,931
Itron, Inc. (a)	16,682	955,545
Jabil, Inc.	48,254	5,925,591
Keysight Technologies, Inc. (a)	65,772	8,027,473
Kimball Electronics, Inc. (a)	8,699	227,914
Knowles Corp. (a)	32,971	428,293
Lightwave Logic, Inc. (a)(b)	45,403	205,676
Littelfuse, Inc.	9,221	1,997,914
Luna Innovations, Inc. (a)(b)	11,952	67,887
Methode Electronics, Inc. Class A	13,117	299,986
MicroVision, Inc. (a)(b)	74,229	140,293
Mirion Technologies, Inc. Class A (a)	66,621	461,684
Napco Security Technologies, Inc.	10,233	187,980
nLIGHT, Inc. (a)	16,396	136,579
Novanta, Inc. (a)	13,271	1,752,568
OSI Systems, Inc. (a)	5,646	588,708
Ouster, Inc. (a)(b)	11,130	42,517
Par Technology Corp. (a)(b)	10,214	298,147
PC Connection, Inc.	4,041	216,517
Plexus Corp. (a)	10,124	995,392
Richardson Electronics Ltd.	4,744	54,414
Rogers Corp. (a)	6,195	761,304
Sanmina Corp. (a)	21,121	1,074,425
ScanSource, Inc. (a)	9,553	290,411
Smartrent, Inc. (a)(b)	65,933	158,899
TD SYNNEX Corp.	17,623	1,615,677
TE Connectivity Ltd.	115,726	13,638,309
Teledyne Technologies, Inc. (a)	17,380	6,510,374
Trimble, Inc. (a)	91,394	4,307,399
TTM Technologies, Inc. (a)	39,112	449,397
Vishay Intertechnology, Inc.	47,133	1,048,238
Vishay Precision Group, Inc. (a)	5,020	150,198
Vontier Corp.	56,592	1,672,860
Vuzix Corp. (a)(b)	20,734	67,386
Zebra Technologies Corp. Class A (a)	18,935	3,965,557
		113,023,526
IT Services - 1.4%
Accenture PLC Class A	232,568	69,093,627
Akamai Technologies, Inc. (a)	56,011	5,787,617
Amdocs Ltd.	44,337	3,554,054
BigCommerce Holdings, Inc. (a)	24,505	217,849
Cloudflare, Inc. (a)	107,883	6,115,887
Cognizant Technology Solutions Corp. Class A	186,218	12,005,474
Digitalocean Holdings, Inc. (a)(b)	18,920	387,103
DXC Technology Co. (a)	75,682	1,526,506
Edgio, Inc. (a)	41,575	32,520
EPAM Systems, Inc. (a)	21,415	4,659,262
Fastly, Inc. Class A (a)	44,092	646,830
Gartner, Inc. (a)	29,065	9,650,743
GoDaddy, Inc. (a)	54,142	3,964,819
Grid Dynamics Holdings, Inc. (a)	19,620	198,947
Hackett Group, Inc.	9,559	213,070
IBM Corp.	335,832	48,574,740
Kyndryl Holdings, Inc. (a)	84,451	1,235,518
MongoDB, Inc. Class A (a)	26,023	8,967,266
Okta, Inc. (a)	57,029	3,844,325
Perficient, Inc. (a)	12,925	752,106
Rackspace Technology, Inc. (a)(b)	19,323	23,574
Snowflake, Inc. (a)	120,165	17,439,546
Squarespace, Inc. Class A (a)	16,487	468,396
Thoughtworks Holding, Inc. (a)(b)	34,285	116,226
Tucows, Inc. (a)(b)	3,357	56,700
Twilio, Inc. Class A (a)	66,801	3,424,219
Unisys Corp. (a)	25,514	70,929
VeriSign, Inc. (a)	33,049	6,598,563
		209,626,416
Semiconductors & Semiconductor Equipment - 6.5%
ACM Research, Inc. (a)	17,042	231,771
Advanced Micro Devices, Inc. (a)	595,654	58,671,919
AEHR Test Systems (a)(b)	9,977	235,058
Allegro MicroSystems LLC (a)	26,250	681,450
Alpha & Omega Semiconductor Ltd. (a)	8,034	190,566
Ambarella, Inc. (a)	13,635	613,439
Amkor Technology, Inc.	38,252	797,937
Analog Devices, Inc.	184,822	29,078,045
Applied Materials, Inc.	309,567	40,971,192
Axcelis Technologies, Inc. (a)	12,054	1,536,885
Broadcom, Inc.	152,140	128,006,032
CEVA, Inc. (a)	8,420	144,571
Cirrus Logic, Inc. (a)	20,227	1,353,793
Cohu, Inc. (a)	17,497	527,360
Credo Technology Group Holding Ltd. (a)	42,313	601,691
Diodes, Inc. (a)	16,953	1,103,301
Enphase Energy, Inc. (a)	50,278	4,001,123
Entegris, Inc.	55,285	4,867,291
First Solar, Inc. (a)	39,387	5,610,678
FormFactor, Inc. (a)	28,604	969,104
Ichor Holdings Ltd. (a)	11,080	268,801
Impinj, Inc. (a)	8,322	537,684
indie Semiconductor, Inc. (a)(b)	45,292	221,478
Intel Corp.	1,543,969	56,354,869
KLA Corp.	50,399	23,672,410
Kulicke & Soffa Industries, Inc.	21,076	876,972
Lam Research Corp.	49,138	28,903,954
Lattice Semiconductor Corp. (a)	50,981	2,835,053
MACOM Technology Solutions Holdings, Inc. (a)	19,878	1,402,194
Marvell Technology, Inc.	317,070	14,972,045
MaxLinear, Inc. Class A (a)	27,509	418,137
Meta Materials, Inc. (a)(b)	168,644	20,406
Microchip Technology, Inc.	200,629	14,302,841
Micron Technology, Inc.	403,814	27,003,042
MKS Instruments, Inc.	23,143	1,519,569
Monolithic Power Systems, Inc.	17,615	7,781,250
Navitas Semiconductor Corp. (a)(b)	44,546	233,421
NVE Corp.	1,867	126,956
NVIDIA Corp.	910,619	371,350,428
NXP Semiconductors NV	95,021	16,384,471
ON Semiconductor Corp. (a)	159,078	9,964,646
Onto Innovation, Inc. (a)	18,181	2,042,999
PDF Solutions, Inc. (a)	11,646	308,968
Photronics, Inc. (a)	23,574	432,819
Power Integrations, Inc.	21,098	1,462,724
Qorvo, Inc. (a)	36,046	3,151,141
Qualcomm, Inc.	411,430	44,841,756
Rambus, Inc. (a)	40,037	2,175,210
Semtech Corp. (a)	23,898	333,616
Silicon Laboratories, Inc. (a)	11,788	1,086,618
SiTime Corp. (a)	6,387	637,423
SkyWater Technology, Inc. (a)(b)	7,265	35,816
Skyworks Solutions, Inc.	58,699	5,091,551
SMART Global Holdings, Inc. (a)	18,293	250,614
SolarEdge Technologies, Inc. (a)	20,882	1,585,988
Synaptics, Inc. (a)	14,583	1,220,014
Teradyne, Inc.	56,751	4,725,656
Texas Instruments, Inc.	334,729	47,534,865
Ultra Clean Holdings, Inc. (a)	16,466	392,879
Universal Display Corp.	16,011	2,228,411
Veeco Instruments, Inc. (a)(b)	20,716	495,941
Wolfspeed, Inc. (a)(b)	45,652	1,544,864
		980,923,706
Software - 10.6%
8x8, Inc. (a)	39,940	95,057
A10 Networks, Inc.	25,269	274,674
ACI Worldwide, Inc. (a)	40,438	823,722
Adeia, Inc.	39,975	336,989
Adobe, Inc. (a)	168,043	89,408,959
Agilysys, Inc. (a)	7,320	627,983
Alarm.com Holdings, Inc. (a)	18,348	938,133
Alkami Technology, Inc. (a)	14,706	263,973
Altair Engineering, Inc. Class A (a)(b)	19,790	1,229,355
Alteryx, Inc. Class A (a)(b)	22,994	736,038
American Software, Inc. Class A	12,646	138,727
Amplitude, Inc. (a)	26,250	261,450
ANSYS, Inc. (a)	31,963	8,894,024
AppFolio, Inc. (a)	7,253	1,360,445
Appian Corp. Class A (a)	15,607	615,852
AppLovin Corp. (a)(b)	49,998	1,821,927
Asana, Inc. (a)(b)	28,545	527,226
Aspen Technology, Inc. (a)	10,459	1,859,087
Atlassian Corp. PLC (a)	55,951	10,106,989
Aurora Innovation, Inc. (a)(b)	276,183	483,320
Autodesk, Inc. (a)	78,807	15,574,627
AvePoint, Inc. (a)	34,891	261,334
Bentley Systems, Inc. Class B	84,602	4,115,041
Bill Holdings, Inc. (a)	35,668	3,256,132
Blackbaud, Inc. (a)	15,791	1,032,731
BlackLine, Inc. (a)	18,684	917,384
Blend Labs, Inc. (a)(b)	61,263	74,128
Box, Inc. Class A (a)	53,117	1,320,489
Braze, Inc. (a)	17,426	741,999
C3.ai, Inc. (a)(b)	33,911	827,428
Cadence Design Systems, Inc. (a)	100,200	24,032,970
CCC Intelligent Solutions Holdings, Inc. Class A (a)	74,543	802,828
Cerence, Inc. (a)	14,789	226,420
Cleanspark, Inc. (a)(b)	56,472	231,535
Clear Secure, Inc.	31,137	523,724
Clearwater Analytics Holdings, Inc. (a)	32,478	587,202
CommVault Systems, Inc. (a)	16,222	1,060,108
Confluent, Inc. (a)	78,151	2,259,345
Consensus Cloud Solutions, Inc. (a)	6,540	141,199
Couchbase, Inc. (a)	10,799	168,032
Crowdstrike Holdings, Inc. (a)	82,622	14,605,091
CS Disco, Inc. (a)	7,593	42,597
Datadog, Inc. Class A (a)	110,269	8,983,615
Digimarc Corp. (a)(b)	5,199	134,862
Digital Turbine, Inc. (a)	31,536	149,481
DocuSign, Inc. (a)	74,606	2,900,681
Dolby Laboratories, Inc. Class A	22,074	1,786,670
Domo, Inc. Class B (a)	11,797	96,264
DoubleVerify Holdings, Inc. (a)	46,356	1,290,087
Dropbox, Inc. Class A (a)	94,984	2,498,079
Dynatrace, Inc. (a)	87,613	3,917,177
E2open Parent Holdings, Inc. (a)(b)	62,649	181,056
Ebix, Inc. (b)	8,773	53,428
Elastic NV (a)	29,450	2,209,928
Enfusion, Inc. Class A (a)(b)	12,852	106,672
EngageSmart, Inc. (a)	16,737	379,093
Envestnet, Inc. (a)(b)	18,308	677,396
Everbridge, Inc. (a)	15,546	320,403
Expensify, Inc. (a)	16,217	43,299
Fair Isaac Corp. (a)	9,156	7,744,786
Five9, Inc. (a)	26,634	1,541,310
Fortinet, Inc. (a)	240,149	13,729,318
Freshworks, Inc. (a)	58,689	1,052,881
Gen Digital, Inc.	207,504	3,457,017
GitLab, Inc. (a)	29,478	1,275,808
Guidewire Software, Inc. (a)	29,885	2,693,535
HashiCorp, Inc. (a)	37,094	730,381
HubSpot, Inc. (a)	18,441	7,814,743
Informatica, Inc. (a)(b)	14,295	274,178
Intapp, Inc. (a)	9,427	322,403
InterDigital, Inc.	9,623	724,131
Intuit, Inc.	103,249	51,103,093
Jamf Holding Corp. (a)(b)	19,713	316,591
LivePerson, Inc. (a)	25,154	66,407
Liveramp Holdings, Inc. (a)	24,436	675,900
Manhattan Associates, Inc. (a)	22,736	4,433,065
Marathon Digital Holdings, Inc. (a)(b)	64,357	566,985
Matterport, Inc. (a)(b)	92,418	188,533
MeridianLink, Inc. (a)(b)	8,090	132,838
Microsoft Corp.	2,739,159	926,136,982
MicroStrategy, Inc. Class A (a)(b)	4,469	1,892,130
Mitek Systems, Inc. (a)	17,641	188,406
Model N, Inc. (a)	13,142	316,722
N-able, Inc. (a)	26,289	340,705
nCino, Inc. (a)(b)	22,381	628,906
NCR Corp. (a)	49,372	754,898
New Relic, Inc. (a)	19,920	1,726,466
Nutanix, Inc. Class A (a)	86,919	3,145,599
Olo, Inc. (a)	40,641	207,676
ON24, Inc.	14,057	86,451
Onespan, Inc. (a)	13,209	104,351
Oracle Corp.	580,382	60,011,499
Pagerduty, Inc. (a)	34,047	686,728
Palantir Technologies, Inc. (a)(b)	701,978	10,389,274
Palo Alto Networks, Inc. (a)	112,764	27,403,907
Pegasystems, Inc.	15,449	660,290
Porch Group, Inc. Class A (a)(b)	26,629	14,979
PowerSchool Holdings, Inc. (a)(b)	21,182	421,945
Procore Technologies, Inc. (a)	32,570	1,989,701
Progress Software Corp.	15,933	818,638
PROS Holdings, Inc. (a)(b)	15,571	485,037
PTC, Inc. (a)	43,785	6,148,290
Q2 Holdings, Inc. (a)	21,884	657,177
Qualys, Inc. (a)	13,541	2,071,096
Rapid7, Inc. (a)	22,375	1,040,214
Rimini Street, Inc. (a)	20,581	44,661
RingCentral, Inc. (a)	31,268	831,103
Riot Platforms, Inc. (a)(b)	65,321	638,839
Roper Technologies, Inc.	39,337	19,218,878
Salesforce, Inc. (a)	359,083	72,114,639
Samsara, Inc. (a)	56,465	1,302,648
Semrush Holdings, Inc. (a)	10,752	86,876
SentinelOne, Inc. (a)	88,000	1,375,440
ServiceNow, Inc. (a)	75,223	43,768,503
Smartsheet, Inc. (a)	49,273	1,948,254
SolarWinds, Inc. (a)	17,743	163,413
SoundHound AI, Inc. (a)(b)	75,287	119,706
SoundThinking, Inc. (a)	3,465	52,287
Splunk, Inc. (a)	56,210	8,271,864
Sprinklr, Inc. (a)	38,395	521,788
Sprout Social, Inc. (a)(b)	17,823	771,379
SPS Commerce, Inc. (a)	13,464	2,158,818
Synopsys, Inc. (a)	56,096	26,333,706
Telos Corp. (a)	17,475	40,542
Tenable Holdings, Inc. (a)	42,471	1,788,454
Teradata Corp. (a)	37,041	1,582,392
Tyler Technologies, Inc. (a)	15,515	5,785,544
UiPath, Inc. Class A (a)	148,329	2,303,549
Unity Software, Inc. (a)(b)	89,099	2,260,442
Upland Software, Inc. (a)	12,568	41,977
Varonis Systems, Inc. (a)	40,769	1,371,469
Verint Systems, Inc. (a)	23,739	446,531
Veritone, Inc. (a)(b)	10,561	26,508
Vertex, Inc. Class A (a)(b)	15,317	370,825
VMware, Inc. Class A (a)	77,415	11,275,495
Workday, Inc. Class A (a)	75,857	16,059,685
Workiva, Inc. (a)	17,453	1,519,982
Xperi, Inc.	16,013	135,950
Yext, Inc. (a)	37,527	226,288
Zeta Global Holdings Corp. (a)	55,301	431,348
Zoom Video Communications, Inc. Class A (a)	92,534	5,550,189
Zscaler, Inc. (a)	32,276	5,121,878
Zuora, Inc. (a)	48,579	359,970
		1,602,928,255
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	5,418,096	925,248,254
Avid Technology, Inc. (a)	12,152	328,347
Corsair Gaming, Inc. (a)	14,955	191,274
Dell Technologies, Inc.	93,422	6,250,866
Eastman Kodak Co. (a)	23,406	87,070
Hewlett Packard Enterprise Co.	476,117	7,322,679
HP, Inc.	320,063	8,427,259
Immersion Corp.	10,801	69,018
IonQ, Inc. (a)(b)	62,781	605,209
NetApp, Inc.	77,689	5,654,205
Pure Storage, Inc. Class A (a)	106,731	3,608,575
Seagate Technology Holdings PLC	71,171	4,857,421
Super Micro Computer, Inc. (a)	16,857	4,036,746
Turtle Beach Corp. (a)	6,871	56,686
Western Digital Corp. (a)	118,221	4,746,573
Xerox Holdings Corp.	41,742	535,967
		972,026,149
TOTAL INFORMATION TECHNOLOGY		4,007,615,323
MATERIALS - 2.7%
Chemicals - 1.7%
AdvanSix, Inc.	10,351	285,170
Air Products & Chemicals, Inc.	81,860	23,120,538
Albemarle Corp.	43,232	5,480,953
Alto Ingredients, Inc. (a)	25,694	106,887
American Vanguard Corp.	9,419	88,162
Ashland, Inc.	18,902	1,448,460
Aspen Aerogels, Inc. (a)(b)	20,121	155,334
Avient Corp.	33,662	1,064,392
Axalta Coating Systems Ltd. (a)	81,734	2,143,883
Balchem Corp.	11,842	1,376,514
Cabot Corp.	20,521	1,364,236
Celanese Corp. Class A	36,807	4,214,770
CF Industries Holdings, Inc.	71,170	5,677,943
Chase Corp.	2,722	345,857
Corteva, Inc.	261,722	12,599,297
Danimer Scientific, Inc. (a)(b)	32,312	46,206
Dow, Inc.	259,226	12,530,985
DuPont de Nemours, Inc.	169,039	12,319,562
Eastman Chemical Co.	43,804	3,273,473
Ecolab, Inc.	93,507	15,684,864
Ecovyst, Inc. (a)	37,898	348,662
Element Solutions, Inc.	82,490	1,503,793
FMC Corp.	45,819	2,437,571
FutureFuel Corp.	8,155	53,415
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	490,550	672,054
H.B. Fuller Co.	19,899	1,316,319
Hawkins, Inc.	7,025	403,446
Huntsman Corp.	61,095	1,425,346
Ingevity Corp. (a)	12,562	505,997
Innospec, Inc.	9,199	901,502
International Flavors & Fragrances, Inc.	93,940	6,420,799
Intrepid Potash, Inc. (a)	3,694	73,474
Koppers Holdings, Inc.	7,554	276,250
Kronos Worldwide, Inc. (b)	9,847	67,944
Linde PLC	179,879	68,742,559
Livent Corp. (a)(b)	66,579	971,388
LSB Industries, Inc. (a)	20,036	182,528
LyondellBasell Industries NV Class A	94,420	8,520,461
Mativ, Inc.	20,195	264,555
Minerals Technologies, Inc.	12,037	650,720
NewMarket Corp.	2,536	1,222,732
Olin Corp.	46,422	1,983,148
Origin Materials, Inc. Class A (a)(b)	46,549	46,014
Orion SA	21,914	444,854
Perimeter Solutions SA (a)	55,297	176,950
PPG Industries, Inc.	86,788	10,654,963
PureCycle Technologies, Inc. (a)(b)	52,220	232,379
Quaker Houghton	5,118	735,559
Rayonier Advanced Materials, Inc. (a)	24,468	67,776
RPM International, Inc.	47,687	4,352,392
Sensient Technologies Corp.	15,481	873,438
Sherwin-Williams Co.	87,225	20,777,867
Stepan Co.	7,775	581,570
The Chemours Co. LLC	54,398	1,311,536
The Mosaic Co.	122,422	3,976,267
The Scotts Miracle-Gro Co. Class A (b)	15,141	672,866
Trinseo PLC	13,044	80,742
Tronox Holdings PLC	43,631	466,415
Westlake Corp.	11,777	1,358,595
		249,082,332
Construction Materials - 0.2%
Eagle Materials, Inc.	13,032	2,005,755
Knife River Holding Co. (b)	18,832	947,626
Martin Marietta Materials, Inc.	22,784	9,317,289
Summit Materials, Inc.	44,096	1,450,758
Vulcan Materials Co.	48,977	9,623,491
		23,344,919
Containers & Packaging - 0.3%
Amcor PLC	541,112	4,810,486
Aptargroup, Inc.	24,114	2,948,419
Ardagh Metal Packaging SA (b)	52,791	177,906
Avery Dennison Corp.	29,704	5,170,575
Ball Corp.	116,303	5,599,989
Berry Global Group, Inc.	43,479	2,391,345
Crown Holdings, Inc.	44,532	3,589,279
Graphic Packaging Holding Co.	113,430	2,439,879
Greif, Inc.:
Class A	9,265	588,328
Class B	2,073	132,796
International Paper Co.	127,596	4,303,813
Myers Industries, Inc.	13,001	218,027
O-I Glass, Inc. (a)	57,808	893,134
Packaging Corp. of America	33,207	5,082,331
Pactiv Evergreen, Inc.	14,463	124,671
Ranpak Holdings Corp. (A Shares) (a)	13,291	42,000
Sealed Air Corp.	53,278	1,640,430
Silgan Holdings, Inc.	30,765	1,232,446
Sonoco Products Co.	36,135	1,872,154
TriMas Corp.	15,026	363,779
WestRock Co.	94,304	3,388,343
		47,010,130
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	14,313	32,204
Alcoa Corp.	66,119	1,695,291
Alpha Metallurgical Resources	4,498	989,380
Arch Resources, Inc.	6,695	1,009,807
ATI, Inc. (a)	47,653	1,799,854
Carpenter Technology Corp.	17,806	1,116,792
Century Aluminum Co. (a)	17,978	118,835
Cleveland-Cliffs, Inc. (a)	187,713	3,149,824
Coeur d'Alene Mines Corp. (a)	130,831	328,386
Commercial Metals Co.	42,838	1,811,619
Compass Minerals International, Inc.	12,293	302,900
Freeport-McMoRan, Inc.	528,376	17,848,541
Gatos Silver, Inc. (a)	17,597	85,697
Haynes International, Inc.	4,706	202,476
Hecla Mining Co.	209,679	853,394
Kaiser Aluminum Corp.	6,006	341,141
Materion Corp.	7,627	739,666
McEwen Mining, Inc. (a)(b)	13,221	91,622
MP Materials Corp. (a)(b)	53,242	873,169
Newmont Corp.	292,809	10,971,553
Nucor Corp.	91,711	13,553,969
Olympic Steel, Inc.	3,462	175,766
Piedmont Lithium, Inc. (a)(b)	6,741	185,175
Ramaco Resources, Inc. (b)	12,068	142,161
Ramaco Resources, Inc. Class B	4,078	51,016
Reliance Steel & Aluminum Co.	21,593	5,492,827
Royal Gold, Inc.	24,291	2,534,280
Ryerson Holding Corp.	10,822	314,379
Schnitzer Steel Industries, Inc. Class A	9,923	225,351
Steel Dynamics, Inc.	57,422	6,116,017
SunCoke Energy, Inc.	31,173	296,455
TimkenSteel Corp. (a)	14,081	286,267
Tredegar Corp.	10,153	45,485
United States Steel Corp.	82,214	2,786,232
Warrior Metropolitan Coal, Inc.	19,097	930,597
Worthington Industries, Inc.	11,145	686,755
		78,184,883
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	6,484	219,224
Glatfelter Corp. (a)	17,337	29,993
Louisiana-Pacific Corp.	23,695	1,215,080
Mercer International, Inc. (SBI) (b)	16,369	129,970
Sylvamo Corp.	13,144	582,279
		2,176,546
TOTAL MATERIALS		399,798,810
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Acadia Realty Trust (SBI)	34,722	497,219
Agree Realty Corp.	35,658	1,994,709
Alexander & Baldwin, Inc.	27,611	436,254
Alexanders, Inc.	809	152,084
Alexandria Real Estate Equities, Inc.	57,479	5,353,019
Alpine Income Property Trust, Inc.	5,164	79,526
American Assets Trust, Inc.	18,071	320,760
American Homes 4 Rent Class A	117,410	3,844,003
American Tower Corp.	171,842	30,620,526
Americold Realty Trust	93,794	2,459,279
Apartment Income (REIT) Corp.	55,171	1,611,545
Apartment Investment & Management Co. Class A	50,357	295,092
Apple Hospitality (REIT), Inc.	78,555	1,231,742
Armada Hoffler Properties, Inc.	26,535	264,289
Ashford Hospitality Trust, Inc. (a)	11,762	24,818
AvalonBay Communities, Inc.	52,450	8,693,063
Boston Properties, Inc.	53,167	2,848,156
Braemar Hotels & Resorts, Inc.	20,281	53,136
Brandywine Realty Trust (SBI)	65,551	245,161
Brixmor Property Group, Inc.	111,127	2,310,330
Broadstone Net Lease, Inc.	70,163	992,806
Camden Property Trust (SBI)	39,459	3,349,280
CareTrust (REIT), Inc.	36,750	790,860
CBL & Associates Properties, Inc.	9,356	193,950
Centerspace	5,376	261,166
Chatham Lodging Trust	17,285	159,886
City Office REIT, Inc.	14,477	55,157
Community Healthcare Trust, Inc.	9,670	277,239
COPT Defense Properties (SBI)	41,882	954,910
Cousins Properties, Inc.	55,653	994,519
Crown Castle International Corp.	160,068	14,883,123
CTO Realty Growth, Inc.	7,585	122,801
CubeSmart	83,289	2,839,322
DiamondRock Hospitality Co.	77,322	597,699
Digital Realty Trust, Inc.	111,622	13,881,312
Diversified Healthcare Trust (SBI)	84,058	174,000
Douglas Emmett, Inc.	61,791	692,677
Easterly Government Properties, Inc.	34,935	375,901
EastGroup Properties, Inc.	16,779	2,739,172
Elme Communities (SBI)	32,050	408,958
Empire State Realty Trust, Inc.	49,284	398,708
EPR Properties	27,632	1,179,886
Equinix, Inc.	34,495	25,168,932
Equity Commonwealth	40,436	765,858
Equity Lifestyle Properties, Inc.	68,718	4,521,644
Equity Residential (SBI)	127,279	7,042,347
Essential Properties Realty Trust, Inc.	57,905	1,271,015
Essex Property Trust, Inc.	23,654	5,060,064
Extra Space Storage, Inc.	77,946	8,074,426
Farmland Partners, Inc.	16,695	173,962
Federal Realty Investment Trust (SBI)	27,187	2,479,183
First Industrial Realty Trust, Inc.	48,895	2,068,259
Four Corners Property Trust, Inc.	33,725	718,343
Franklin Street Properties Corp.	38,642	67,237
Gaming & Leisure Properties	96,884	4,397,565
Getty Realty Corp.	17,074	454,510
Gladstone Commercial Corp.	14,142	168,997
Gladstone Land Corp.	11,816	161,407
Global Medical REIT, Inc.	22,214	192,373
Global Net Lease, Inc.	72,076	572,283
Healthcare Trust of America, Inc.	140,861	2,021,355
Healthpeak Properties, Inc.	202,032	3,141,598
Hersha Hospitality Trust	12,781	126,788
Highwoods Properties, Inc. (SBI)	39,546	707,478
Host Hotels & Resorts, Inc.	263,225	4,074,723
Hudson Pacific Properties, Inc.	48,337	215,583
Independence Realty Trust, Inc.	83,329	1,032,446
Industrial Logistics Properties Trust	22,211	55,528
InvenTrust Properties Corp.	25,027	628,178
Invitation Homes, Inc.	212,294	6,303,009
Iron Mountain, Inc.	107,651	6,358,945
JBG SMITH Properties	35,006	450,527
Kilroy Realty Corp.	39,510	1,129,196
Kimco Realty Corp.	229,617	4,119,329
Kite Realty Group Trust	81,364	1,734,680
Lamar Advertising Co. Class A	32,232	2,651,727
LTC Properties, Inc.	15,296	483,507
LXP Industrial Trust (REIT)	108,543	858,575
Medical Properties Trust, Inc. (b)	222,776	1,064,869
Mid-America Apartment Communities, Inc.	43,149	5,098,054
National Health Investors, Inc.	16,217	811,499
National Storage Affiliates Trust	30,797	878,330
NETSTREIT Corp.	25,846	368,306
NexPoint Diversified Real Estate Trust	11,684	92,070
NexPoint Residential Trust, Inc.	8,722	235,407
NNN (REIT), Inc.	67,692	2,459,250
Office Properties Income Trust	16,838	75,603
Omega Healthcare Investors, Inc.	90,338	2,990,188
One Liberty Properties, Inc.	6,594	121,330
Orion Office (REIT), Inc.	19,071	91,159
Outfront Media, Inc.	53,051	517,778
Paramount Group, Inc.	59,445	254,425
Park Hotels & Resorts, Inc.	79,317	914,525
Pebblebrook Hotel Trust	45,308	540,524
Phillips Edison & Co., Inc.	43,570	1,538,457
Physicians Realty Trust	87,776	953,247
Piedmont Office Realty Trust, Inc. Class A	48,442	252,383
Plymouth Industrial REIT, Inc.	13,645	272,081
Postal Realty Trust, Inc.	8,488	112,381
Potlatch Corp.	29,561	1,266,689
Prologis (REIT), Inc.	340,731	34,328,648
Public Storage	58,385	13,937,083
Rayonier, Inc.	50,494	1,274,469
Realty Income Corp.	261,575	12,393,424
Regency Centers Corp.	60,717	3,658,806
Retail Opportunity Investments Corp.	47,327	555,619
Rexford Industrial Realty, Inc.	76,283	3,298,477
RLJ Lodging Trust	58,900	553,660
RPT Realty	29,605	319,438
Ryman Hospitality Properties, Inc.	22,162	1,897,067
Sabra Health Care REIT, Inc.	85,210	1,162,264
Safehold, Inc.	16,672	271,253
Saul Centers, Inc.	4,575	159,073
SBA Communications Corp. Class A	39,910	8,326,423
Service Properties Trust	62,738	454,851
Simon Property Group, Inc.	120,670	13,260,426
SITE Centers Corp.	65,923	768,662
SL Green Realty Corp.	23,608	691,478
Spirit Realty Capital, Inc.	52,060	1,873,639
Stag Industrial, Inc.	66,886	2,221,953
Star Holdings	4,914	56,265
Summit Hotel Properties, Inc.	40,804	230,135
Sun Communities, Inc.	45,847	5,100,020
Sunstone Hotel Investors, Inc.	77,808	723,614
Tanger Factory Outlet Centers, Inc.	39,191	883,757
Terreno Realty Corp.	31,057	1,654,717
The Macerich Co.	80,512	782,577
UDR, Inc.	111,954	3,561,257
UMH Properties, Inc.	22,204	306,637
Uniti Group, Inc.	89,567	412,008
Universal Health Realty Income Trust (SBI)	4,894	188,125
Urban Edge Properties	43,571	691,036
Ventas, Inc.	148,608	6,309,896
Veris Residential, Inc.	29,840	399,558
VICI Properties, Inc.	374,011	10,434,907
Vornado Realty Trust	58,668	1,126,426
Welltower, Inc.	191,266	15,991,750
Weyerhaeuser Co.	269,606	7,734,996
Whitestone REIT Class B	17,501	174,135
WP Carey, Inc.	78,879	4,231,858
Xenia Hotels & Resorts, Inc.	39,119	454,954
		392,873,516
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	38,656	180,524
CBRE Group, Inc. (a)	114,272	7,923,620
Compass, Inc. (a)	116,764	231,193
CoStar Group, Inc. (a)	150,494	11,047,765
Cushman & Wakefield PLC (a)	62,501	460,632
Digitalbridge Group, Inc.	52,343	829,637
Douglas Elliman, Inc.	30,069	53,222
eXp World Holdings, Inc.	27,542	365,482
Forestar Group, Inc. (a)	6,414	152,333
Howard Hughes Holdings, Inc.	12,025	797,618
Jones Lang LaSalle, Inc. (a)	17,515	2,240,519
Kennedy-Wilson Holdings, Inc.	44,488	572,561
Marcus & Millichap, Inc.	8,525	244,668
Newmark Group, Inc.	43,589	247,150
Opendoor Technologies, Inc. (a)	209,276	397,624
RE/MAX Holdings, Inc.	5,775	62,139
Redfin Corp. (a)(b)	44,321	206,536
Seritage Growth Properties (a)(b)	13,674	99,000
The RMR Group, Inc.	5,650	127,238
The St. Joe Co.	13,142	612,943
WeWork, Inc. (a)(b)	6,566	14,970
Zillow Group, Inc.:
Class A (a)	18,664	663,132
Class C (a)	59,031	2,139,874
		29,670,380
TOTAL REAL ESTATE		422,543,896
UTILITIES - 2.4%
Electric Utilities - 1.5%
Allete, Inc.	21,208	1,135,476
Alliant Energy Corp.	93,346	4,554,351
American Electric Power Co., Inc.	189,986	14,351,542
Avangrid, Inc. (b)	25,408	758,937
Constellation Energy Corp.	118,572	13,389,150
Duke Energy Corp.	284,210	25,263,427
Edison International	141,277	8,908,928
Entergy Corp.	78,027	7,458,601
Evergy, Inc.	84,727	4,163,485
Eversource Energy	128,500	6,912,015
Exelon Corp.	366,618	14,276,105
FirstEnergy Corp.	190,158	6,769,625
Hawaiian Electric Industries, Inc.	41,232	535,191
IDACORP, Inc.	18,707	1,771,740
MGE Energy, Inc.	13,250	949,098
NextEra Energy, Inc.	746,129	43,499,321
NRG Energy, Inc.	84,640	3,587,043
OGE Energy Corp.	73,555	2,515,581
Otter Tail Corp.	15,363	1,182,029
PG&E Corp. (a)	770,946	12,566,420
Pinnacle West Capital Corp.	41,890	3,107,400
PNM Resources, Inc.	31,281	1,321,935
Portland General Electric Co.	37,258	1,491,065
PPL Corp.	271,569	6,672,450
Southern Co.	401,992	27,054,062
Xcel Energy, Inc.	203,382	12,054,451
		226,249,428
Gas Utilities - 0.1%
Atmos Energy Corp.	54,719	5,891,048
Chesapeake Utilities Corp.	6,488	574,902
National Fuel Gas Co.	33,765	1,720,327
New Jersey Resources Corp.	35,939	1,458,405
Northwest Natural Holding Co.	13,282	487,582
ONE Gas, Inc.	20,257	1,223,523
Southwest Gas Holdings, Inc.	22,124	1,296,688
Spire, Inc.	19,579	1,089,180
UGI Corp.	77,538	1,612,790
		15,354,445
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	22,555	119,767
Clearway Energy, Inc.:
Class A	16,772	341,646
Class C	27,014	586,474
Montauk Renewables, Inc. (a)(b)	24,986	251,359
Ormat Technologies, Inc.	19,677	1,210,923
Sunnova Energy International, Inc. (a)(b)	38,240	349,131
The AES Corp.	246,954	3,679,615
Vistra Corp.	127,309	4,165,550
		10,704,465
Multi-Utilities - 0.6%
Ameren Corp.	96,795	7,328,349
Avista Corp.	28,316	897,334
Black Hills Corp.	24,699	1,194,197
CenterPoint Energy, Inc.	232,419	6,247,423
CMS Energy Corp.	107,644	5,849,375
Consolidated Edison, Inc.	127,114	11,159,338
Dominion Energy, Inc.	308,350	12,432,672
DTE Energy Co.	76,078	7,332,398
NiSource, Inc.	152,348	3,833,076
NorthWestern Energy Corp.	22,149	1,063,373
Public Service Enterprise Group, Inc.	184,081	11,348,594
Sempra	232,129	16,255,994
Unitil Corp.	6,178	282,149
WEC Energy Group, Inc.	116,200	9,457,518
		94,681,790
Water Utilities - 0.1%
American States Water Co.	13,666	1,066,631
American Water Works Co., Inc.	71,690	8,434,329
Artesian Resources Corp. Class A	3,458	135,899
California Water Service Group	21,120	1,028,122
Consolidated Water Co., Inc. (b)	5,345	157,784
Essential Utilities, Inc.	89,809	3,005,009
Middlesex Water Co.	6,704	425,905
SJW Group	10,664	666,287
York Water Co.	5,324	192,037
		15,112,003
TOTAL UTILITIES		362,102,131
TOTAL COMMON STOCKS (Cost $12,950,622,590)		14,951,186,065

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $1,770,075)	1,800,000	1,769,970

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	70,402,242	70,416,323
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	139,631,953	139,645,916
TOTAL MONEY MARKET FUNDS (Cost $210,062,239)		210,062,239

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $13,162,454,904)	15,163,018,274
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(117,596,040)
NET ASSETS - 100.0%	15,045,422,234

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	91	Dec 2023	7,591,220	(128,514)	(128,514)
CME E-mini S&P 500 Index Contracts (United States)	390	Dec 2023	82,138,875	(886,228)	(886,228)
CME E-mini S&P MidCap 400 Index Contracts (United States)	18	Dec 2023	4,275,180	(81,755)	(81,755)

TOTAL FUTURES CONTRACTS					(1,096,497)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,769,970.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	44,219,120	1,698,263,597	1,672,066,394	2,116,578	-	-	70,416,323	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	177,970,692	608,906,365	647,231,141	2,741,755	-	-	139,645,916	0.6%
Total	222,189,812	2,307,169,962	2,319,297,535	4,858,333	-	-	210,062,239

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,210,567,360	1,210,567,360	-	-
Consumer Discretionary	1,585,108,131	1,585,108,131	-	-
Consumer Staples	919,666,326	919,666,202	124	-
Energy	699,180,431	699,180,431	-	-
Financials	1,972,247,318	1,972,247,318	-	-
Health Care	1,930,943,375	1,929,741,829	1,181,654	19,892
Industrials	1,441,412,964	1,441,412,964	-	-
Information Technology	4,007,615,323	4,007,615,323	-	-
Materials	399,798,810	399,798,810	-	-
Real Estate	422,543,896	422,543,896	-	-
Utilities	362,102,131	362,102,131	-	-

U.S. Government and Government Agency Obligations	1,769,970	-	1,769,970	-

Money Market Funds	210,062,239	210,062,239	-	-
Total Investments in Securities:	15,163,018,274	15,160,046,634	2,951,748	19,892
Derivative Instruments: Liabilities
Futures Contracts	(1,096,497)	(1,096,497)	-	-
Total Liabilities	(1,096,497)	(1,096,497)	-	-
Total Derivative Instruments:	(1,096,497)	(1,096,497)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,096,497)
Total Equity Risk	0	(1,096,497)
Total Value of Derivatives	0	(1,096,497)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity ZERO® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value (including securities loaned of $136,556,540) - See accompanying schedule:
Unaffiliated issuers (cost $12,952,392,665)	$14,952,956,035
Fidelity Central Funds (cost $210,062,239)	210,062,239

Total Investment in Securities (cost $13,162,454,904)		$15,163,018,274
Segregated cash with brokers for derivative instruments		3,632,878
Foreign currency held at value (cost $2,344,346)		2,337,699
Receivable for investments sold		498,571
Receivable for fund shares sold		8,061,486
Dividends receivable		10,299,844
Distributions receivable from Fidelity Central Funds		357,965
Receivable for daily variation margin on futures contracts		584,648
Other receivables		16,316
Total assets		15,188,807,681
Liabilities
Payable for fund shares redeemed	$3,740,867
Other payables and accrued expenses	97
Collateral on securities loaned	139,644,483
Total Liabilities		143,385,447
Net Assets		$15,045,422,234
Net Assets consist of:
Paid in capital		$13,008,590,117
Total accumulated earnings (loss)		2,036,832,117
Net Assets		$15,045,422,234
Net Asset Value, offering price and redemption price per share ($15,045,422,234 ÷ 1,028,794,713 shares)		$14.62

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$223,905,762
Interest		135,052
Income from Fidelity Central Funds (including $2,741,755 from security lending)		4,858,333
Total Income		228,899,147
Expenses
Independent trustees' fees and expenses	$76,070
Total expenses before reductions	76,070
Expense reductions	(14,494)
Total expenses after reductions		61,576
Net Investment income (loss)		228,837,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(57,761,645)
Foreign currency transactions	2,536
Futures contracts	5,671,802
Total net realized gain (loss)		(52,087,307)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	868,751,536
Assets and liabilities in foreign currencies	(5,886)
Futures contracts	(3,749,125)
Total change in net unrealized appreciation (depreciation)		864,996,525
Net gain (loss)		812,909,218
Net increase (decrease) in net assets resulting from operations		$1,041,746,789
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$228,837,571	$186,251,470
Net realized gain (loss)	(52,087,307)	(45,093,139)
Change in net unrealized appreciation (depreciation)	864,996,525	(2,406,552,025)
Net increase (decrease) in net assets resulting from operations	1,041,746,789	(2,265,393,694)
Distributions to shareholders	(189,994,752)	(159,713,565)

Share transactions
Proceeds from sales of shares	3,408,011,292	3,946,563,316
Reinvestment of distributions	170,606,494	148,391,780
Cost of shares redeemed	(1,612,715,517)	(1,739,585,103)

Net increase (decrease) in net assets resulting from share transactions	1,965,902,269	2,355,369,993
Total increase (decrease) in net assets	2,817,654,306	(69,737,266)

Net Assets
Beginning of period	12,227,767,928	12,297,505,194
End of period	$15,045,422,234	$12,227,767,928

Other Information
Shares
Sold	232,915,554	260,748,573
Issued in reinvestment of distributions	12,741,337	9,274,532
Redeemed	(110,923,234)	(117,256,805)
Net increase (decrease)	134,733,657	152,766,300

Financial Highlights
Fidelity ZERO® Total Market Index Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.68	$16.59	$11.67	$10.78	$9.56
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.20	.19
Net realized and unrealized gain (loss)	.91	(2.92)	4.89	.86	1.10
Total from investment operations	1.15	(2.70)	5.09	1.06	1.29
Distributions from net investment income	(.21)	(.18)	(.17)	(.16)	(.06)
Distributions from net realized gain	-	(.03)	-	(.01)	(.01)
Total distributions	(.21)	(.21)	(.17)	(.17)	(.07)
Net asset value, end of period	$14.62	$13.68	$16.59	$11.67	$10.78
Total Return C,D	8.55%	(16.46)%	44.00%	9.92%	13.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.63%	1.50%	1.37%	1.79%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$15,045,422	$12,227,768	$12,297,505	$6,053,570	$4,168,884
Portfolio turnover rate H	2%	3%	4% I	6%	3%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended October 31, 2023

1. Organization.
Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than.005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity ZERO International Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity ZERO Extended Market Index Fund	1,523,016,022	$210,991,903	(362,765,074)	(151,773,171)
Fidelity ZERO International Index Fund	3,437,832,708	401,347,990	(569,933,522)	(168,585,532)
Fidelity ZERO Large Cap Index Fund.	5,591,886,881	1,426,645,353	(584,575,130)	842,070,223
Fidelity ZERO Total Market Index Fund.	13,268,086,395	3,549,875,560	(1,654,943,681)	1,894,931,879

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity ZERO Extended Market Index Fund	$16,238,791	$ (17,611,731)	(151,792,923)
Fidelity ZERO International Index Fund	95,013,246	(122,714,356)	(168,916,919)
Fidelity ZERO Large Cap Index Fund.	73,865,574	(66,989,794)	842,070,223
Fidelity ZERO Total Market Index Fund.	175,360,673	(33,453,787)	1,894,925,232

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity ZERO Extended Market Index Fund	$(8,186,474)	$(9,425,257)	$ (17,611,731)
Fidelity ZERO International Index Fund	(31,604,890)	(91,109,466)	(122,714,356)
Fidelity ZERO Large Cap Index Fund.	(15,496,365)	(51,493,429)	(66,989,794)
Fidelity ZERO Total Market Index Fund.	(5,371,596)	(28,082,191)	(33,453,787)

The tax character of distributions paid was as follows:

October 31, 2023
	Ordinary Income	Total
Fidelity ZERO Extended Market Index Fund	$20,138,817	$20,138,817
Fidelity ZERO International Index Fund	77,147,029	77,147,029
Fidelity ZERO Large Cap Index Fund.	80,225,687	80,225,687
Fidelity ZERO Total Market Index Fund.	189,994,752	189,994,752

October 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity ZERO Extended Market Index Fund	$41,649,422	$51,143,041	$92,792,463
Fidelity ZERO International Index Fund	81,189,445	-	81,189,445
Fidelity ZERO Large Cap Index Fund.	51,573,510	-	51,573,510
Fidelity ZERO Total Market Index Fund.	138,316,529	21,397,036	159,713,565

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity ZERO Extended Market Index Fund	269,059,673	97,535,641
Fidelity ZERO International Index Fund	607,625,745	194,784,657
Fidelity ZERO Large Cap Index Fund	798,162,830	132,358,397
Fidelity ZERO Total Market Index Fund	2,357,817,970	301,042,600

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,587,156	20,340,688	49,724,771

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity ZERO Extended Market Index Fund	4,184,100	26,774,624	50,502,092
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except fees and expenses of the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:
Amount ($)
Fidelity ZERO International Index Fund	22,328
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity ZERO Extended Market Index Fund	$203,431	$54,000	$289,169
Fidelity ZERO International Index Fund	$20,060	$25	$-
Fidelity ZERO Large Cap Index Fund	$10,954	$1,854	$-
Fidelity ZERO Total Market Index Fund	$289,486	$55,691	$346,580
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity ZERO Large Cap Index Fund.	1,551
Fidelity ZERO Total Market Index Fund	14,494
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund, and Fidelity ZERO Total Market Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund, and Fidelity ZERO Total Market Index Fund (the "Funds"), each a fund of Fidelity Concord Street Trust, including the schedules of investments, as of October 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 322 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is General Counsel (2012-present) and Head of Legal, Risk and Compliance (2022-present). Mr Chiel serves as Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present) and Director and President for OH Company LLC (holding company, 2018-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity ZERO® Extended Market Index Fund	-%-D
Actual		$ 1,000	$ 954.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.21	$-E

Fidelity ZERO® International Index Fund	-%-D
Actual		$ 1,000	$ 934.50	$-E
Hypothetical-B		$ 1,000	$ 1,025.21	$-E

Fidelity ZERO® Large Cap Index Fund	-%-D
Actual		$ 1,000	$ 1,018.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.21	$-E

Fidelity ZERO® Total Market Index Fund	-%-D
Actual		$ 1,000	$ 1,010.40	$-E
Hypothetical-B		$ 1,000	$ 1,025.21	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity ZERO Extended Market Index Fund
December 2022	73%
Fidelity ZERO Large Cap Index Fund
December 2022	95%
Fidelity ZERO Total Market Index Fund
December 2022	91%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity ZERO Extended Market Index Fund
December 2022	78.66%
Fidelity ZERO International Index Fund
December 2022	93.72%
Fidelity ZERO Large Cap Index Fund
December 2022	97.94%
Fidelity ZERO Total Market Index Fund
December 2022	97.14%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity ZERO Extended Market Index Fund
December 2022	19.33%
Fidelity ZERO Large Cap Index Fund
December 2022	1.34%
Fidelity ZERO Total Market Index Fund
December 2022	1.94%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity ZERO International Index Fund	$1,065,261
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity ZERO International Index Fund	12/19/2022	$0.2972	$0.0312

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity ZERO Extended Market Index
Fidelity ZERO Large Cap Index
Fidelity ZERO International Index
Fidelity ZERO Total Market Index
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue each fund's management contract with FMR and the sub-advisory agreement with Geode, without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under each Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund with limited exceptions.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity and Geode in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with limited exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.9891446.105
EML-ANN-1223
Fidelity® SAI International Small Cap Index Fund

Annual Report
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended October 31, 2023	Past 1 year	Life of Fund A
Fidelity® SAI International Small Cap Index Fund	7.34%	-10.82%

A   From May 27, 2021
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI International Small Cap Index Fund, on May 27, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Small Cap Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
International (non-U.S.) equities gained 12.27% for the 12 months ending October 31, 2023, according to the MSCI ACWI (All Country World Index) ex USA Index, as global economic expansion and a slowing in the pace of inflation in some markets provided a favorable backdrop for risk assets. After returning -15.86% in 2022, the index's upturn has been largely driven by a narrow set of companies in the information technology and communication services sectors, in part due to excitement for generative artificial intelligence applications. The index gained 14.07% year to date through July, including strong gains in both June (+4.50%) and July (+4.07%). The rally for international equities sputtered for the next three months (-11.33%) amid a stalling pattern in disinflationary trends, heightened global recession and geopolitical risks, soaring yields on longer-term U.S. government bonds and particularly weak economic conditions in the eurozone and China. The three-month decline left non-U.S. stocks up 1.15% year to date through October. Currency fluctuations also helped bolstered non-U.S. equity performance overall. For the full 12 months, nearly all regions advanced, with Europe ex U.K. (+18%) and Japan (+17%) leading, whereas Canada (-0.38%) lagged by the widest margin. Each of the 11 sectors advanced, with information technology (+21%) and consumer discretionary (+19%) leading the way. Energy and industrials each rose about 14%. Conversely, four defensive-oriented sectors lagged by the widest margin: real estate (+4%), health care (+6%), consumer staples (+7%) and utilities (+8%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending October 31, 2023, the fund gained 7.34%, versus 6.67% for the benchmark MSCI EAFE Small Cap Index. (The fund's relative performance was affected by differing methodologies (fund versus index) for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index, as well as by local tax laws or regulations, which vary by country.) From a regional standpoint, Japan gained about 13% and contributed most, followed by Europe ex the U.K. (+8%). By sector, financials gained approximately 17% and contributed most, driven by the banks industry (+36%). Industrials stocks also helped (+7%), benefiting from capital goods (+11%). Consumer discretionary rose roughly 12%, consumer staples gained 15%, lifted by food, beverage & tobacco (+16%), and materials advanced about 6%. Other notable contributors included the information technology (+7%), energy (+10%), utilities (+8%) and communication services (+5%) sectors. In contrast, Asia Pacific ex Japan returned -7% and was a notable detractor. From a sector standpoint, real estate returned -7% and detracted most. This group was hampered by the equity real estate investment trusts (REITs) industry (-8%). Health care (-5%) also hurt, hampered by the pharmaceuticals, biotechnology & life sciences industry (-6%). Turning to individual stocks, the top contributor was BE Semiconductor (+132%), from the semiconductors & semiconductor equipment industry. Another notable contributor was Centrica (+67%), a stock in the utilities group. In banks, Banco BPM gained roughly 76%. In capital goods, Leonardo gained approximately 89%. Lastly, B&M (+85%), from the consumer discretionary distribution & retail group, also lifted the fund. Conversely, the biggest individual detractor was Allkem (-34%), from the materials group. In capital goods, Tomra Systems (-51%), Hexatronic (-83%) and Alfen Beheer (-70%) detracted. Lastly, Star Entertainment Grp, within the consumer services category, returned -81%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Banco BPM SpA (Italy, Banks)	0.3
Banco de Sabadell SA (Spain, Banks)	0.3
CAR Group Ltd. (Australia, Interactive Media & Services)	0.3
B&M European Value Retail SA (United Kingdom, Broadline Retail)	0.3
Leonardo SpA (Italy, Aerospace & Defense)	0.3
Trelleborg AB (B Shares) (Sweden, Machinery)	0.3
PSP Swiss Property AG (Switzerland, Real Estate Management & Development)	0.2
The Weir Group PLC (United Kingdom, Machinery)	0.2
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	0.2
Marks & Spencer Group PLC (United Kingdom, Consumer Staples Distribution & Retail)	0.2
2.6

Market Sectors (% of Fund's net assets)

Industrials	21.8
Consumer Discretionary	12.5
Financials	11.7
Real Estate	10.6
Materials	10.6
Information Technology	8.9
Consumer Staples	6.5
Health Care	5.7
Communication Services	3.8
Energy	3.4
Utilities	2.7

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
Australia - 9.4%
Abacus Group unit	120,087	73,788
Abacus Storage King	122,870	77,706
Accent Group Ltd.	96,577	115,352
Adbri Ltd.	105,111	132,050
AGL Energy Ltd.	165,201	1,129,305
Allkem Ltd. (a)	165,428	1,010,880
Alpha HPA Ltd. (a)	149,920	73,199
ALS Ltd.	125,654	859,958
Altium Ltd.	32,375	816,612
Alumina Ltd. (a)	675,978	335,918
AMP Ltd.	771,764	514,220
Ansell Ltd.	34,727	469,190
APM Human Services International ltd.	74,853	99,507
Arafura Rare Earths Ltd. (a)(b)	471,006	55,684
ARB Corp. Ltd.	21,567	402,449
Arena (REIT) unit	96,993	196,218
Argosy Minerals Ltd. (a)	331,400	33,837
Atlas Arteria Ltd. unit	317,092	1,071,968
Aub Group Ltd.	28,126	483,022
Aussie Broadband Ltd. (a)	48,357	120,472
Austal Ltd.	88,419	95,476
Australian Agricultural Co. Ltd. (a)	40,108	31,707
Australian Clinical Labs Ltd. (b)	39,485	67,538
AVZ Minerals Ltd. (a)(b)(c)	776,046	383,982
Bank of Queensland Ltd.	179,783	584,231
Bapcor Ltd.	92,921	316,289
Beach Energy Ltd.	436,969	430,394
Bega Cheese Ltd.	73,418	130,086
Bellevue Gold Ltd. (a)	309,137	281,137
Bendigo & Adelaide Bank Ltd.	155,263	860,219
Boral Ltd. (a)	90,333	258,965
Boss Energy Ltd. (a)	91,716	252,748
BrainChip Holdings Ltd. (a)(b)	396,368	39,401
Breville Group Ltd.	25,414	344,434
Brickworks Ltd.	20,777	323,830
BWP Trust	130,488	269,852
Calix Ltd. (a)	39,045	66,791
Capricorn Metals Ltd. (a)	80,878	240,643
CAR Group Ltd.	102,841	1,812,805
Centuria Capital Group unit	188,798	138,126
Centuria Industrial REIT	148,083	268,006
Centuria Office REIT unit	114,851	79,961
Cettire Ltd. (a)	57,535	93,980
Chalice Mining Ltd. (a)	95,942	109,326
Challenger Ltd.	131,740	491,214
Champion Iron Ltd.	106,226	483,170
Charter Hall Group unit	129,322	716,442
Charter Hall Long Wale REIT unit	178,741	343,386
Charter Hall Retail REIT	141,183	274,338
Charter Hall Social Infrastruc	90,466	137,085
Cleanaway Waste Management Ltd.	577,770	823,061
Clinuvel Pharmaceuticals Ltd.	10,278	96,176
Codan Ltd./Australia	27,154	134,682
Collins Foods Ltd.	30,404	176,309
Core Lithium Ltd. (a)(b)	521,914	120,009
Coronado Global Resources, Inc. CDI (d)	205,092	225,607
Corporate Travel Management Ltd.	33,705	356,653
Costa Group Holdings Ltd.	105,992	209,058
Credit Corp. Group Ltd.	18,349	141,564
Cromwell Property Group unit	421,118	85,880
CSR Ltd.	130,607	466,684
Data#3 Ltd.	37,265	160,640
De Grey Mining Ltd. (a)	392,623	295,097
Deterra Royalties Ltd.	116,206	347,225
Dexus Industria (REIT)	59,137	89,386
Dicker Data Ltd.	19,219	128,980
Domain Holdings Australia Ltd.	68,856	149,255
Dominos Pizza Enterprises Ltd.	18,418	596,910
Downer EDI Ltd.	174,675	420,103
Eagers Automotive Ltd.	42,264	347,605
Elders Ltd.	42,355	159,827
Evolution Mining Ltd.	501,219	1,121,035
EVT Ltd.	24,605	163,148
Firefinch Ltd. (a)(c)	325,521	41,299
Fleetpartners Group Ltd. (a)	72,747	114,909
Flight Centre Travel Group Ltd.	47,759	567,728
G8 Education Ltd.	194,520	117,551
Genesis Minerals Ltd. (a)	197,273	181,363
Gold Road Resources Ltd.	297,303	353,402
GrainCorp Ltd.	61,485	271,742
Grange Resources Ltd.	162,249	42,924
Growthpoint Properties Australia Ltd.	73,415	92,172
GUD Holdings Ltd.	38,138	259,350
Hansen Technologies Ltd.	46,579	153,813
Harvey Norman Holdings Ltd. (b)	152,092	355,510
Healius Ltd. (a)	148,949	171,655
Helia Group Ltd.	86,546	199,034
Hmc Capital Ltd.	62,018	168,478
HomeCo Daily Needs (REIT) unit	426,273	290,691
HUB24 Ltd.	21,153	408,416
Iluka Resources Ltd.	116,609	538,472
Imdex Ltd.	135,824	142,467
Imugene Ltd. (a)	1,605,826	44,157
Incitec Pivot Ltd.	530,675	926,391
Ingenia Communities Group unit	95,221	237,003
Inghams Group Ltd.	100,229	234,750
Insignia Financial Ltd.	170,014	223,603
Integral Diagnostics Ltd.	53,216	90,944
Invocare Ltd.	37,145	298,936
ioneer Ltd. (a)	395,025	35,377
IPH Ltd.	62,557	271,854
Iress Ltd.	51,428	163,990
JB Hi-Fi Ltd.	29,965	861,343
Johns Lyng Group Ltd.	60,327	234,854
Judo Capital Holdings Ltd. (a)	177,824	95,744
Jumbo Interactive Ltd.	14,631	129,038
Karoon Energy Ltd. (a)	152,132	244,979
Kelsian Group Ltd.	44,295	170,350
Latin Resources Ltd. (a)(b)	644,848	101,585
Leo Lithium Ltd. (a)(c)	273,636	87,658
Lifestyle Communities Ltd.	24,350	242,240
Link Administration Holdings Ltd.	137,768	104,579
Liontown Resources Ltd. (a)(b)	421,067	432,816
Lovisa Holdings Ltd.	17,792	196,891
Lynas Rare Earths Ltd. (a)	255,053	1,147,328
MA Financial Group Ltd.	26,504	72,326
Maas Group Holdings Ltd. (b)	27,406	59,752
Mader Group Ltd. (b)	13,663	54,775
Magellan Financial Group Ltd.	42,241	175,295
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	548
McMillan Shakespeare Ltd.	15,300	163,056
Megaport Ltd. (a)	41,222	252,106
Mesoblast Ltd. (a)(b)	191,602	43,861
Metcash Ltd.	251,160	588,175
Monadelphous Group Ltd.	24,763	221,841
Mount Gibson Iron Ltd. (a)	153,301	48,335
Nanosonics Ltd. (a)	69,633	166,185
National Storage REIT unit	340,525	434,164
Netwealth Group Ltd.	32,995	268,089
Neuren Pharmaceuticals Ltd. (a)	31,010	211,514
New Hope Corp. Ltd.	156,660	576,523
NEXTDC Ltd. (a)	140,872	1,057,789
NIB Holdings Ltd.	132,100	608,798
Nick Scali Ltd.	18,987	130,235
Nine Entertainment Co. Holdings Ltd.	397,742	468,695
NRW Holdings Ltd.	108,632	173,518
Nufarm Ltd.	98,996	273,546
Objective Corp. Ltd.	7,505	50,607
Omni Bridgeway Ltd. (a)	73,223	70,719
oOh!media Ltd.	148,232	122,985
Orora Ltd.	300,799	471,391
Paladin Energy Ltd. (Australia) (a)	773,915	466,366
Pepper Money Ltd.	51,004	40,209
Perenti Ltd. (a)	223,141	150,883
Perpetual Trustees Australia Ltd.	30,799	376,532
Perseus Mining Ltd. (Australia)	374,272	399,895
PEXA Group Ltd. (a)	36,487	253,072
Pinnacle Investment Management Group Ltd.	38,702	191,813
Platinum Asset Management Ltd.	118,058	84,424
PointsBet Holdings Ltd. warrants 7/8/24 (a)(c)	2,964	0
PolyNovo Ltd. (a)	157,479	116,127
Premier Investments Ltd.	23,970	347,572
Pro Medicus Ltd.	14,299	681,104
PWR Holdings Ltd.	21,714	135,308
Qube Holdings Ltd.	458,084	776,783
Ramelius Resources Ltd.	275,155	285,782
Region RE Ltd. unit	325,471	406,966
Regis Resources Ltd.	205,282	222,229
Resolute Mng Ltd. (a)	573,195	129,461
Rural Funds Group unit	101,002	115,134
Sandfire Resources NL (a)	124,989	474,115
Sayona Mining Ltd. (a)(b)	2,299,993	110,510
Select Harvests Ltd.	32,611	80,215
Seven Group Holdings Ltd.	44,628	788,649
Seven West Media Ltd. (a)	218,621	36,862
Sigma Healthcare Ltd.	227,380	93,272
Silex Systems Ltd. (a)	47,487	97,226
Silver Lake Resources Ltd. (a)	252,293	165,947
SiteMinder Ltd. (a)	59,108	153,244
Smartgroup Corp. Ltd.	34,093	186,394
Solgold PLC (a)	403,064	46,786
Stanmore Resources Ltd. (a)	72,824	176,465
Steadfast Group Ltd.	254,608	875,532
Strike Energy Ltd. (a)	624,118	154,985
Super Retail Group Ltd.	42,859	360,629
Syrah Resources Ltd. (a)	171,742	73,038
Tabcorp Holdings Ltd.	625,030	308,408
Technology One Ltd.	80,002	741,922
Telix Pharmaceuticals Ltd. (a)	65,357	368,729
Temple & Webster Group Ltd. (a)	23,963	85,575
The Star Entertainment Group Ltd. (a)	594,368	200,788
Tietto Minerals Ltd. (a)	196,147	69,312
Tyro Payments Ltd. (a)	128,349	70,623
United Malt Group Ltd. (a)	61,304	194,441
Ventia Services Group Pty Ltd.	198,570	347,056
Viva Energy Group Ltd. (d)	231,732	417,285
Vulcan Energy Resources Ltd. (a)(b)	30,974	40,954
Vulcan Steel Ltd.	19,324	87,811
Waypoint (REIT) unit	184,259	248,849
Webjet Ltd. (a)	105,078	408,332
Weebit Nano Ltd. (a)(b)	46,932	98,995
West African Resources Ltd. (a)	263,014	122,207
Whitehaven Coal Ltd.	228,537	1,076,475
WorleyParsons Ltd.	100,312	1,048,609
Yancoal Australia Ltd. (b)	90,150	276,827
TOTAL AUSTRALIA		57,890,732
Austria - 1.0%
Agrana Beteiligungs AG	3,231	51,452
ams-OSRAM AG (a)(b)	74,492	264,426
Andritz AG	18,494	849,273
AT&S Austria Technologie & Systemtechnik AG	6,960	174,388
BAWAG Group AG (d)	21,317	945,978
CA Immobilien Anlagen AG	11,569	390,493
DO & CO Restaurants & Catering AG	1,983	231,643
EVN AG	9,726	263,966
Immofinanz AG (a)	9,509	191,168
Immofinanz AG (a)(c)	25,803	0
Kontron AG	10,566	212,418
Lenzing AG (a)	5,311	206,519
Oesterreichische Post AG	9,291	296,399
Palfinger AG	4,559	110,226
PORR AG	5,295	63,310
Raiffeisen International Bank-Holding AG	40,590	587,103
S IMMO AG rights (a)(c)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,815	142,077
Semperit AG Holding	2,215	35,718
UNIQA Insurance Group AG	33,610	270,988
Vienna Insurance Group AG	10,357	277,804
Wienerberger AG	29,069	705,586
TOTAL AUSTRIA		6,270,935
Bailiwick of Guernsey - 0.0%
Balanced Commercial Property Trust Ltd.	189,967	145,926
Bailiwick of Jersey - 0.1%
JTC PLC (d)	41,437	321,578
Belgium - 1.4%
Ackermans & Van Haaren SA	6,406	950,980
Aedifica SA	13,031	709,398
Agfa-Gevaert NV (a)	34,877	56,167
Barco NV	17,844	273,582
Bekaert SA	9,946	402,012
Bpost SA	27,401	148,444
Cofinimmo SA	9,289	576,944
Colruyt NV	16,485	681,489
Deme Group NV	2,050	189,797
Euronav NV	27,069	483,758
Fagron NV	18,790	329,639
Galapagos NV (a)	12,501	415,924
Immobel SA	1,255	34,858
Intervest Offices & Warehouses NV	7,544	160,045
KBC Ancora	9,674	365,427
Kinepolis Group NV	3,703	182,194
Melexis NV	5,504	403,879
Montea SICAFI SCA	3,743	264,163
Ontex Group NV (a)	18,119	132,477
Proximus	41,943	347,139
Recticel SA (b)	11,402	102,427
Retail Estates NV	2,951	179,541
Shurgard Self Storage Europe SARL	7,291	272,403
Tessenderlo Group	6,912	201,124
VGP NV	3,744	304,047
X-Fab Silicon Foundries SE (a)(d)	15,940	144,037
Xior Student Housing NV (a)	7,895	226,803
TOTAL BELGIUM		8,538,698
Bermuda - 0.0%
Cool Co. Ltd.	6,481	84,414
Cayman Islands - 0.0%
Bitdeer Technologies Group (b)	7,753	28,996
China - 0.3%
CITIC 1616 Holdings Ltd.	453,000	172,714
E-Commodities Holdings Ltd.	342,000	59,062
Fosun Tourism Group (a)(d)	67,800	58,220
Health & Happiness H&H International Holdings Ltd.	61,500	69,531
Kerry Logistics Network Ltd.	98,500	83,542
Shangri-La Asia Ltd. (a)	346,000	220,740
Theme International Holdings Ltd. (a)(b)	1,300,000	96,448
TI Fluid Systems PLC (d)	92,743	139,327
VSTECS Holdings Ltd.	180,000	91,017
Yangzijiang Shipbuilding Holdings Ltd.	705,700	748,030
Yanlord Land Group Ltd. (a)	158,400	65,450
TOTAL CHINA		1,804,081
Cyprus - 0.0%
Atalaya Mining PLC	26,870	97,977
Denmark - 2.0%
ALK-Abello A/S (a)	35,750	396,082
Alm. Brand A/S	231,886	335,316
Ambu A/S Series B (a)	51,046	502,807
Bavarian Nordic A/S (a)	21,338	406,114
Better Collective A/S (a)	8,281	200,303
cBrain A/S	3,040	78,524
Cementir SpA	12,845	106,963
Chemometec A/S	4,312	177,890
D/S Norden A/S	5,616	318,947
DFDS A/S	9,522	274,844
FLSmidth & Co. A/S	14,192	531,565
GN Store Nord A/S (a)	37,152	617,817
H Lundbeck A/S	76,428	398,948
H Lundbeck A/S Class A	10,891	49,285
ISS A/S	43,163	624,154
Jyske Bank A/S (Reg.) (a)	13,181	927,225
Matas A/S	9,222	120,018
Netcompany Group A/S (a)(d)	12,246	382,289
Nilfisk Holding A/S (a)	3,393	54,355
NKT A/S (a)	14,688	737,133
NTG Nordic Transport Group A/S (a)	1,819	72,077
Per Aarsleff Holding A/S	4,608	201,534
Ringkjoebing Landbobank A/S	7,509	1,022,491
Royal Unibrew A/S	13,723	991,811
Scandinavian Tobacco Group A/S (d)	15,523	230,411
Schouw & Co.	3,436	211,896
Solar Holding A/S	1,496	89,182
Spar Nord Bank A/S	19,835	300,319
Sydbank A/S	15,443	669,936
Topdanmark A/S	12,299	550,981
Trifork Holding AG	3,549	49,760
Zealand Pharma A/S (a)	13,635	565,987
TOTAL DENMARK		12,196,964
Egypt - 0.1%
Centamin PLC	317,264	317,942
Energean PLC	36,580	378,809
TOTAL EGYPT		696,751
Faroe Islands - 0.1%
Bakkafrost	13,768	620,555
Finland - 1.3%
Aktia Bank Oyj (A Shares)	14,073	132,825
Anora Group Oyj	10,687	46,249
Cargotec Corp. (B Shares)	10,565	416,076
Caverion Oyj	25,529	230,414
Citycon Oyj	23,087	121,995
F-Secure Corp.	30,793	55,390
Finnair Oyj (a)(b)	179,162	10,919
Finnair Oyj rights 11/17/23 (a)	179,162	70,634
Huhtamaki Oyj	26,521	909,485
Incap Oyj (a)(b)	5,712	35,961
Kemira Oyj	29,736	480,765
Kempower OYJ (a)(b)	4,501	140,875
Kojamo OYJ	33,929	289,356
Konecranes Oyj	18,337	599,728
Mandatum Holding OY	127,926	494,329
Marimekko Oyj	8,093	93,339
Metsa Board OYJ (B Shares)	44,208	333,984
Musti Group OYJ	8,678	170,881
Nokian Tyres PLC	35,969	271,283
Outokumpu Oyj (A Shares)	100,120	410,294
Puuilo Oyj	14,862	124,310
Qt Group Oyj (a)	5,242	305,615
Revenio Group Oyj	5,529	128,471
TietoEVRY Oyj	28,964	606,194
Tokmanni Group Corp.	12,653	170,699
Uponor Oyj	13,795	416,876
Valmet Corp.	42,860	959,610
YIT OYJ	33,740	60,048
TOTAL FINLAND		8,086,605
France - 3.5%
ABC Arbitrage SA	9,479	48,494
Abivax SA (a)(b)	9,418	88,292
Air France KLM (Reg.) (a)	31,734	357,737
Altarea SCA	1,151	81,841
ALTEN	8,074	950,847
Antin Infrastructure Partners SA	9,573	113,852
Atos SE (a)(b)	29,846	208,049
Aubay	1,973	66,074
Believe SA (a)	6,761	68,963
Beneteau SA	10,065	121,194
BIC SA	6,621	415,087
Boiron SA	1,653	68,825
Bonduelle SCA	3,810	40,314
Carmila SA	17,387	243,211
CGG SA (a)	194,688	137,196
Clariane SE (b)	19,959	75,225
Coface SA	28,489	343,041
Compagnie des Alpes	5,315	74,572
Compagnie Plastic Omnium SA	15,735	176,482
Derichebourg	24,038	103,824
Elior SA (a)(d)	30,154	57,048
Elis SA	50,978	834,449
Equasens	1,411	96,596
Eramet SA	2,322	160,313
Esker SA	1,493	189,095
Etablissements Maurel & Prom	16,261	96,610
Euroapi SASU (a)	14,109	73,823
Eutelsat Communications (b)	36,767	156,780
Fnac Darty SA	3,007	70,570
Forvia (a)	43,108	722,503
Gaztransport et Technigaz SA	9,119	1,164,612
Gl Events	2,001	34,173
ICADE	9,325	303,897
ID Logistics Group (a)	770	208,573
Imerys SA	9,350	247,529
Interparfums SA	5,622	265,012
Ipsos SA	10,811	524,598
JCDecaux SA (a)	17,380	271,433
Kaufman & Broad SA	3,114	82,703
LISI	3,963	91,623
Maisons du Monde SA (d)	7,866	39,501
Manitou BF SA	2,742	57,852
Mercialys SA	25,903	220,360
Mersen SA	6,058	200,632
Metropole Television SA	6,847	85,706
Neoen SA (d)	18,750	493,604
Nexans SA	7,163	505,531
Nexity (b)	12,333	171,993
OVH Groupe SAS (a)	10,190	72,509
Peugeot Invest	1,395	135,354
Pierre Et Vacances La Defense (a)	36,714	49,180
Quadient SA	9,385	195,825
Rexel SA	66,366	1,350,718
Rubis SCA	26,856	583,671
SCOR SE	39,204	1,167,711
Seche Environment SA	656	67,537
SES-imagotag SA (a)	1,705	170,303
SMCP S.A.S. (a)(d)	12,355	43,794
Soitec SA (a)	7,292	1,084,051
Sopra Steria Group	4,196	751,656
SPIE SA	38,258	1,005,543
Technip Energies NV	39,298	858,652
Television Francaise 1 SA	11,212	79,010
Trigano SA	2,391	313,204
Ubisoft Entertainment SA (a)	25,699	730,924
Vallourec SA (a)	43,889	525,921
Valneva SE (a)	28,637	162,109
Verallia SA (d)	20,123	654,521
Vicat SA	4,883	149,834
Virbac SA	1,148	329,183
Voltalia SA (a)	10,720	89,495
Waga Energy SA (a)	1,698	39,167
Wavestone	2,165	98,389
TOTAL FRANCE		21,918,500
Gabon - 0.0%
BW Energy Ltd. (a)	25,042	62,544
Georgia - 0.1%
Bank of Georgia Group PLC	9,407	380,743
TBC Bank Group PLC	11,611	378,923
TOTAL GEORGIA		759,666
Germany - 4.5%
1&1 AG	9,476	162,631
About You Holding AG (a)(b)	10,088	41,821
Adesso AG (b)	888	83,718
Adtran Networks SE (a)	4,899	103,569
Aixtron AG	30,990	867,637
Amadeus Fire AG	1,558	179,689
Aroundtown SA (a)(b)	231,806	521,698
ATOSS Software AG	1,073	225,933
Aurubis AG	8,622	708,487
Auto1 Group SE (a)(d)	26,109	153,048
Basler AG	3,369	27,769
BayWa AG (b)	4,013	133,754
Bertrandt AG (a)	1,340	64,725
Bilfinger Berger AG	7,770	284,626
Borussia Dortmund GmbH & Co. KGaA (a)	20,697	81,466
Branicks Group AG (b)	11,297	46,618
CANCOM AG (b)	10,185	253,469
CECONOMY AG (a)	39,523	74,857
Cewe Stiftung & Co. KGAA	1,395	126,497
CompuGroup Medical AG	7,276	265,914
CropEnergies AG	7,114	61,122
CTS Eventim AG	17,055	1,029,518
CureVac NV (a)(b)	27,651	145,995
Datagroup AG	1,166	64,155
Dermapharm Holding SE	5,178	199,759
Deutsche Beteiligungs AG	3,877	114,863
Deutsche EuroShop AG	4,113	74,593
Deutsche Pfandbriefbank AG (b)(d)	36,985	246,543
Deutz AG	32,297	130,474
Duerr AG	14,128	289,559
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,038	158,685
ELMOS Semiconductor AG	1,712	111,768
ElringKlinger AG	7,372	41,498
Encavis AG (a)(b)	33,113	431,129
Energiekontor AG	1,876	138,354
Evotec OAI AG (a)	38,626	664,958
Fielmann AG	6,821	293,167
Flatex AG (a)(b)	19,683	198,936
Formycon AG (a)	2,370	139,679
Fraport AG Frankfurt Airport Services Worldwide (a)	10,134	501,076
Freenet AG	32,779	830,322
Gerresheimer AG	9,433	877,335
GFT Technologies AG	4,664	139,068
Grand City Properties SA (a)	21,301	190,113
Grenkeleasing AG	7,555	161,478
Hamborner (REIT) AG (b)	19,488	128,670
Hamburger Hafen und Logistik AG	7,203	127,584
Heidelberger Druckmaschinen AG (a)	70,692	84,523
Hensoldt AG	14,334	423,154
Hochtief AG	6,351	655,871
Hornbach Holding AG & Co. KGaA	2,242	133,558
Hugo Boss AG	15,430	899,589
Hypoport AG (a)(b)	1,200	146,145
INDUS Holding AG	5,509	107,138
Ionos SE	5,797	76,305
Jenoptik AG	14,030	331,937
JOST Werke AG (d)	3,404	155,957
K+S AG	52,380	879,567
KION Group AG	19,651	599,662
Kloeckner & Co. AG	18,793	116,525
Knaus Tabbert AG	1,017	46,487
Krones AG	3,901	378,918
Lanxess AG	22,452	513,140
MBB SE (b)	532	42,894
Medios AG (a)	3,771	59,213
Metro Wholesale & Food Specialist AG (a)	39,035	247,818
Montana Aerospace AG (a)(d)	7,491	89,927
Morphosys AG (a)	8,922	288,390
Nagarro SE (a)(b)	2,235	157,145
Nordex SE (a)(b)	32,449	340,802
NORMA Group AG	8,133	143,024
Northern Data AG (a)(b)	4,359	128,221
Patrizia Immobilien AG	11,152	90,033
Pfeiffer Vacuum Technology AG (b)	935	144,243
PNE AG	8,228	104,298
ProSiebenSat.1 Media AG	38,389	214,389
PVA TePla AG (a)	5,835	88,350
SAF-Holland SA	12,219	162,904
Salzgitter AG	6,472	161,066
Schaeffler AG	33,418	172,696
secunet Security Network AG	444	60,228
SGL Carbon AG (a)(b)	16,688	102,326
Siltronic AG	4,920	421,153
Sirius Real Estate Ltd.	318,401	308,826
Sixt SE	3,732	321,040
SMA Solar Technology AG (a)	4,270	260,920
Softwareone Holding AG	30,160	590,833
Stabilus Se	6,713	425,471
Steico AG (b)	1,515	44,083
STRATEC Biomedical Systems AG	2,157	99,509
Stroeer SE & Co. KGaA	9,412	430,620
Suedzucker AG (Bearer)	16,815	254,425
Suess MicroTec AG	5,259	90,813
Synlab AG	18,202	190,958
TAG Immobilien AG (a)	45,478	494,917
Takkt AG	6,122	78,380
TeamViewer AG (a)(d)	36,966	566,953
Thyssenkrupp AG	136,138	944,664
TUI AG (GB) (a)(b)	124,953	629,366
United Internet AG	26,241	545,594
Varta AG (a)(b)	5,322	107,500
VERBIO Vereinigte BioEnergie AG	5,224	176,162
VIB Vermoegen AG (a)(b)	3,331	39,968
Vitesco Technologies Group AG (a)	5,440	530,133
Vossloh AG	2,405	93,264
Wacker Construction Equipment AG	7,562	138,423
Wuestenrot & Wuerttembergische AG	6,414	89,041
TOTAL GERMANY		28,117,786
Ghana - 0.0%
Tullow Oil PLC (a)(b)	317,396	128,001
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (a)	37,631	589,962
Hong Kong - 1.6%
ASMPT Ltd.	84,500	715,677
Bank of East Asia Ltd.	291,802	346,553
C-Mer Eye Care Holdings Ltd. (a)(b)	152,000	74,284
Cadeler A/S (a)(b)	29,269	92,699
Cafe de Coral Holdings Ltd.	96,000	120,911
Champion (REIT)	659,000	208,170
Chinese Estates Holdings Ltd. (a)	134,000	26,046
Chow Sang Sang Holdings International Ltd.	103,000	118,401
Citychamp Watch & Jewel Gr Ltd. (a)	338,000	53,033
CK Life Sciences International Holding, Inc.	800,000	71,624
Comba Telecom Systems Holdings Ltd.	528,000	60,043
Cowell e Holdings, Inc. (a)(b)	68,000	163,139
Dah Sing Banking Group Ltd.	114,400	75,052
Dah Sing Financial Holdings Ltd.	51,200	115,894
EC Healthcare	110,000	34,433
Far East Consortium International Ltd.	362,906	74,680
Fortune (REIT)	414,000	231,629
Giordano International Ltd.	308,000	87,770
Guotai Junan International Holdings Ltd.	791,000	62,722
Haitong International Securities Group Ltd. (a)	706,700	127,518
Hang Lung Group Ltd.	224,000	298,354
HKBN Ltd.	235,000	81,409
Hong Kong Television Network Ltd.	153,000	54,793
Hutchison Port Holdings Trust	1,286,700	202,108
Hutchison Telecommunications Hong Kong Holdings Ltd.	376,000	50,511
Hysan Development Co. Ltd.	169,000	311,088
Johnson Electric Holdings Ltd.	100,000	124,050
K Wah International Holdings Ltd.	346,000	92,905
Kerry Properties Ltd.	159,000	267,563
Kingkey Financial International Holdings Ltd. (a)(b)	980,000	109,718
Luk Fook Holdings International Ltd.	97,000	240,637
Man Wah Holdings Ltd.	428,400	266,066
Melco Crown Entertainment Ltd. sponsored ADR (a)	59,213	499,758
Melco International Development Ltd. (a)	186,000	130,013
Nissin Foods Co. Ltd.	41,000	31,308
NWS Holdings Ltd.	427,000	505,243
Pacific Basin Shipping Ltd.	1,426,000	412,647
PAX Global Technology Ltd.	189,000	130,458
PCCW Ltd.	1,162,000	568,726
Perfect Shape (PRC) Holdings Ltd.	102,931	48,349
Realord Group Holdings Ltd. (a)(b)	116,000	85,545
Sa Sa International Holdings Ltd. (a)	294,000	38,382
Shun Tak Holdings Ltd. (a)	322,000	42,000
SmarTone Telecommunications Holdings Ltd.	92,000	48,304
Stella International Holdings Ltd.	141,500	159,792
Sun Hung Kai & Co. Ltd.	162,000	54,070
Sunevision Holdings Ltd.	191,000	71,044
Sunlight (REIT)	279,000	77,167
Super Hi International Holding Ltd.	42,000	69,627
Texhong International Group Ltd.	77,000	41,981
The United Laboratories International Holdings Ltd.	274,000	279,695
United Energy Group Ltd.	2,168,000	346,168
Value Partners Group Ltd.	402,000	138,946
Vitasoy International Holdings Ltd.	232,000	286,213
Viva Goods Co. Ltd. (a)	1,056,000	139,043
Vtech Holdings Ltd.	45,000	261,847
Yue Yuen Industrial (Holdings) Ltd.	217,500	254,297
TOTAL HONG KONG		9,680,103
Indonesia - 0.2%
First Pacific Co. Ltd.	638,000	241,525
First Resources Ltd.	151,600	167,385
Golden Agri-Resources Ltd.	1,747,000	344,689
Nickel Industries Ltd.	513,791	244,611
TOTAL INDONESIA		998,210
Iraq - 0.0%
Genel Energy PLC	41,866	41,625
Gulf Keystone Petroleum Ltd.	61,323	90,187
TOTAL IRAQ		131,812
Ireland - 0.4%
C&C Group PLC (United Kingdom)	107,183	181,344
Cairn Homes PLC	167,939	197,954
COSMO Pharmaceuticals NV	2,447	92,941
Dalata Hotel Group PLC	58,463	248,057
Glanbia PLC	54,651	860,454
Glenveagh Properties PLC (a)(d)	150,745	145,467
Greencore Group PLC (a)	133,972	146,308
Irish Residential Properties REIT PLC	122,147	117,612
Keywords Studios PLC	20,368	323,070
Origin Enterprises PLC	29,627	98,434
Uniphar PLC	71,774	159,103
TOTAL IRELAND		2,570,744
Israel - 2.5%
Africa Israel Residences Ltd.	1,672	70,901
Airport City Ltd. (a)	18,693	245,617
Alony Hetz Properties & Investments Ltd.	41,306	201,012
Altshuler Shaham Finance Ltd.	20,122	22,601
Amot Investments Ltd.	63,378	265,303
Arad Investment & Industrial Development Ltd.	1,067	103,875
Ashdod Refinery Ltd.	2,738	53,764
Ashtrom Group Ltd.	12,615	135,794
Aura Investments Ltd.	35,486	73,746
Azorim Investment Development & Construction Co. Ltd. (a)	19,359	60,587
Bezeq The Israel Telecommunication Corp. Ltd.	567,429	698,266
Big Shopping Centers Ltd. (a)	3,381	236,720
Blue Square Real Estate Ltd.	1,460	71,519
Camtek Ltd. (a)	7,846	406,664
Carasso Motors Ltd.	8,267	24,298
Cellcom Israel Ltd. (Israel) (a)	28,657	70,536
Clal Insurance Enterprises Holdings Ltd. (a)	18,469	230,657
Danel Adir Yeoshua Ltd.	1,522	109,161
Danya Cebus Ltd.	1,993	49,702
Delek Automotive Systems Ltd.	15,553	71,801
Delek Group Ltd.	2,531	276,143
Delta Galil Industries Ltd.	3,163	99,930
Doral Group Renewable Energy Resources Ltd. (a)	24,400	32,694
Elco Ltd.	2,644	63,111
Electra Consumer Products 1970 Ltd.	3,283	47,580
Electra Israel Ltd.	567	179,499
Electra Real Estate Ltd.	7,101	57,184
Energix-Renewable Energies Ltd.	75,347	183,111
Enlight Renewable Energy Ltd. (a)	32,227	433,813
Equital Ltd. (a)	6,490	141,120
Fattal Holdings 1998 Ltd. (a)	2,045	169,135
FIBI Holdings Ltd.	4,831	169,958
First International Bank of Israel	14,993	510,029
Formula Systems (1985) Ltd.	2,687	152,299
Fox Wizel Ltd.	2,219	125,992
G City Ltd.	25,134	60,721
Harel Insurance Investments and Financial Services Ltd.	31,465	201,930
Hilan Ltd.	4,409	189,362
Innoviz Technologies Ltd. (a)(b)	35,831	53,747
Isracard Ltd.	54,665	170,405
Israel Canada T.R Ltd.	41,814	87,931
Israel Corp. Ltd. (Class A)	1,050	226,314
Isras Investment Co. Ltd.	507	85,746
Ituran Location & Control Ltd.	4,154	102,728
Kornit Digital Ltd. (a)	13,603	187,721
Kvutzat Acro Ltd.	6,416	51,826
M Yochananof & Sons Ltd.	1,326	47,634
Magic Software Enterprises Ltd.	7,505	74,790
Matrix IT Ltd.	9,677	163,446
Maytronics Ltd.	13,445	125,070
Mega Or Holdings Ltd.	6,410	87,761
Melisron Ltd.	7,123	385,756
Menora Mivtachim Holdings Ltd.	5,762	114,755
Migdal Insurance & Financial Holdings Ltd.	115,804	108,871
Mivne Real Estate KD Ltd.	174,938	377,445
Nano Dimension Ltd. ADR (a)(b)	69,066	183,716
Nano-X Imaging Ltd. (a)(b)	13,326	67,296
Naphtha Israel Petroleum Corp. Ltd.	9,667	37,094
Nayax Ltd. (a)	2,198	44,754
NeoGames SA (a)	3,587	92,545
Neto Malinda Trading Ltd. (a)	3,057	27,787
Nova Ltd. (a)	7,848	747,327
Oil Refineries Ltd.	685,480	187,905
One Software Technologies Ltd.	12,875	130,693
OPC Energy Ltd. (a)	31,072	168,582
OY Nofar Energy Ltd. (a)	4,932	87,866
Partner Communications Co. Ltd. (a)	38,499	139,918
Paz Oil Co. Ltd. (a)	2,738	194,613
Perion Network Ltd. (a)	12,865	330,378
Plus500 Ltd.	22,516	386,149
Prashkovsky Investments & Construction Ltd.	2,104	38,291
Property & Building Corp. Ltd. (a)	792	24,258
Radware Ltd. (a)	10,556	157,390
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,396	129,225
Reit 1 Ltd.	52,849	191,025
Retailors Ltd.	5,137	88,963
Sapiens International Corp. NV	8,336	210,565
Scope Metals Group Ltd. (a)	1,976	50,891
Sella Capital Real Estate Ltd.	60,937	108,245
Shapir Engineering and Industry Ltd.	39,508	211,908
Shikun & Binui Ltd. (a)	90,018	203,554
Shufersal Ltd. (a)	72,021	303,443
Similarweb Ltd. (a)(b)	7,556	38,233
Sisram Medical Ltd. (d)	38,000	25,771
Strauss Group Ltd. (a)	14,206	263,103
Summit Real Estate Holdings Ltd.	11,225	107,251
Taboola.com Ltd. (a)(b)	36,907	135,449
Tadiran Group Ltd.	794	40,859
Tel Aviv Stock Exchange Ltd. (a)	25,697	114,435
The Phoenix Holdings Ltd.	48,319	410,389
Tower Semiconductor Ltd. (a)	30,120	697,410
Tremor International Ltd. (a)(b)	26,752	45,034
WalkMe Ltd. (a)(b)	5,872	55,138
YH Dimri Construction & Development Ltd.	2,054	110,322
ZIM Integrated Shipping Services Ltd. (b)	26,331	203,802
TOTAL ISRAEL		15,539,658
Italy - 3.6%
A2A SpA	425,729	797,771
ACEA SpA	11,593	139,471
Anima Holding SpA (d)	48,709	198,734
Antares Vision SpA (a)	7,772	21,792
Ariston Holding NV (b)	16,866	94,405
Arnoldo Mondadori Editore SpA	35,543	77,849
Ascopiave SpA	17,116	38,032
Azimut Holding SpA	29,424	618,935
Banca Generali SpA	15,946	516,635
Banca IFIS SpA	7,257	123,856
Banca Mediolanum S.p.A.	61,061	497,874
Banca Monte dei Paschi di Siena SpA (a)(b)	138,061	372,656
Banca Popolare di Sondrio SCARL	99,106	540,050
Banco BPM SpA	393,176	2,006,455
BFF Bank SpA (d)	48,588	466,554
Biesse SpA	2,552	26,976
BPER Banca	271,060	880,216
Brembo SpA	41,101	441,413
Brunello Cucinelli SpA	9,238	741,413
Buzzi SpA	26,293	695,516
Carel Industries SpA (d)	10,908	227,142
CIR SpA (a)	184,819	75,387
Credito Emiliano SpA	23,130	187,225
Cromwell European (REIT)	82,890	100,832
d'Amico International Shipping SA	11,626	61,015
Danieli & C. Officine Meccaniche SpA	3,188	84,331
Datalogic SpA	6,765	40,515
De'Longhi SpA	20,662	461,735
Digital Value SpA	730	37,578
Dovalue SpA (d)	16,274	55,963
El.En. Group SpA	11,860	110,557
Enav SpA (d)	73,276	243,765
ERG SpA	16,453	403,887
Eurogroup Laminations SpA	20,186	66,298
Fila SpA	8,934	67,022
Fincantieri Cantieri Navali It (a)	136,452	72,767
GVS SpA (a)(d)	18,777	83,843
Hera SpA	223,321	627,129
Illimity Bank SpA	15,566	79,288
Industrie de Nora SpA	8,978	126,630
Interpump Group SpA	20,847	869,094
Iren SpA	178,829	357,435
Italgas SpA	132,711	673,742
Iveco Group NV (a)	48,107	404,875
Juventus Football Club SpA (a)(b)	273,661	73,143
Leonardo SpA	110,510	1,664,508
Lottomatica Group SpA	20,711	195,826
LU-VE SpA	2,378	44,284
Maire Tecnimont SpA	40,018	185,886
MARR SpA	8,898	105,448
MFE-MediaForEurope NV (b)	37,681	99,875
MFE-MediaForEurope NV Class A	32,149	58,319
OVS (d)	60,867	107,618
Pharmanutra SpA	1,020	52,074
Piaggio & C SpA	43,973	118,088
Pirelli & C. SpA (d)	82,182	365,305
Rai Way SpA (d)	26,048	129,539
Reply SpA	6,164	579,491
Safilo Group SpA (a)(b)	60,681	49,535
Saipem SpA (a)	327,259	497,421
Salcef Group SpA	4,300	102,144
Salvatore Ferragamo Italia SpA (b)	16,305	199,092
Sanlorenzo SpA	3,390	120,522
Saras SpA	130,340	189,285
Seco SpA (a)(b)	11,169	37,085
Sesa SpA	2,094	211,042
SOL SpA	9,839	283,170
Tamburi Investment Partners SpA	27,666	231,553
Technogym SpA (d)	36,077	271,220
Technoprobe SpA (a)	41,124	299,154
Tinexta SpA	5,788	99,520
Tod's SpA (a)	2,698	90,210
Unipol Gruppo SpA	107,769	582,923
Webuild SpA	109,377	196,976
Webuild SpA warrants 8/2/30 (a)	6,588	11,864
Wiit SpA	2,985	46,682
Zignago Vetro SpA	8,586	112,289
TOTAL ITALY		22,225,749
Japan - 33.6%
77 Bank Ltd.	14,700	327,649
Abalance Corp. (b)	2,800	60,283
ABC-MART, Inc.	27,000	418,204
Activia Properties, Inc.	187	505,926
Adastria Co. Ltd.	6,500	136,408
Adeka Corp.	21,300	356,099
Advance Logistics Investment Corp.	174	141,740
Advance Residence Investment Corp.	359	780,539
Adventure, Inc.	800	27,018
Aeon (REIT) Investment Corp.	462	439,821
Aeon Delight Co. Ltd.	5,500	121,274
AEON Financial Service Co. Ltd.	29,300	241,533
Aeon Hokkaido Corp.	11,300	65,748
AEON MALL Co. Ltd.	24,700	280,872
Ai Holdings Corp.	9,400	145,516
Aica Kogyo Co. Ltd.	13,700	314,765
Aichi Corp.	7,500	44,902
Aichi Financial Group, Inc.	11,900	187,294
Aida Engineering Ltd.	11,700	69,153
Aiful Corp.	86,300	217,345
Ain Holdings, Inc.	7,300	206,402
Air Water, Inc.	50,300	634,218
Airtrip Corp.	4,100	49,141
Alfresa Holdings Corp.	49,900	790,446
Alpen Co. Ltd.	4,400	57,006
Alpha Systems, Inc.	1,800	32,898
Alps Alpine Co. Ltd.	51,000	418,517
Amada Co. Ltd.	93,200	904,083
Amano Corp.	14,700	300,267
Amvis Holdings, Inc.	10,600	180,827
Anicom Holdings, Inc.	19,800	71,762
Anritsu Corp.	37,300	277,667
Anycolor, Inc. (a)(b)	5,000	117,382
Aoki International Co. Ltd.	9,700	63,538
Aozora Bank Ltd. (b)	30,800	628,218
Appier Group, Inc. (a)	15,200	125,132
Arata Corp.	3,700	137,707
Arcland Sakamoto Co. Ltd.	20,980	224,729
ARCS Co. Ltd.	11,100	212,104
ARE Holdings, Inc.	19,700	249,398
Argo Graphics, Inc.	4,600	100,811
Ariake Japan Co. Ltd.	4,900	154,963
As One Corp.	7,700	245,398
Asahi Yukizai Corp.	3,500	85,708
Asics Corp.	44,100	1,396,955
ASKUL Corp.	10,500	137,071
Atom Corp. (a)	31,700	190,215
Autobacs Seven Co. Ltd.	18,000	185,148
Avex, Inc.	8,600	78,539
Axial Retailing, Inc.	4,100	105,012
AZ-Com Maruwa Holdings, Inc.	10,700	146,844
Base Co. Ltd.	1,700	47,713
Belc Co. Ltd.	2,800	131,323
Bell System24 Holdings, Inc.	9,000	92,319
Belluna Co. Ltd.	12,900	52,416
Benefit One, Inc.	21,600	154,880
Benesse Holdings, Inc.	18,300	216,368
Bengo4.Com, Inc. (a)(b)	2,100	58,953
Bic Camera, Inc. (b)	25,500	193,059
Biprogy, Inc.	21,000	523,788
BML, Inc.	5,900	111,653
Bunka Shutter Co. Ltd.	11,500	96,988
Bushiroad, Inc. (b)	9,100	30,948
C. Uyemura & Co. Ltd.	2,700	146,597
Calbee, Inc.	22,000	422,629
Canon Electronics, Inc.	5,000	63,744
Canon Marketing Japan, Inc.	12,600	302,155
Casio Computer Co. Ltd.	51,100	409,465
Cawachi Ltd.	3,500	58,532
Cellebrite DI Ltd. (a)(b)	13,553	90,534
Central Glass Co. Ltd.	5,500	104,239
Change Holdings, Inc. (b)	11,800	120,390
Chiyoda Corp. (a)(b)	42,800	100,620
Chofu Seisakusho Co. Ltd.	4,600	65,562
Chudenko Corp.	7,000	113,918
Chugin Financial Group, Inc.	38,000	302,991
Chugoku Electric Power Co., Inc.	79,200	495,253
Chugoku Marine Paints Ltd.	9,100	82,315
Ci Takiron Corp.	11,000	42,345
Citizen Watch Co. Ltd.	50,500	294,517
CKD Corp.	14,100	177,315
Coca-Cola Japan, Inc.	36,400	488,072
COLOPL, Inc.	15,300	58,840
Colowide Co. Ltd.	20,100	312,958
Comforia Residential REIT, Inc.	181	384,129
COMSYS Holdings Corp.	30,800	633,564
Comture Corp.	6,700	89,563
Cosmo Energy Holdings Co. Ltd.	16,800	614,561
Cosmos Pharmaceutical Corp.	5,500	572,372
Cover Corp. (b)	3,400	53,688
CRE Logistics REIT, Inc.	164	172,324
Create Restaurants Holdings, Inc.	32,110	222,538
Create SD Holdings Co. Ltd.	7,200	154,403
Credit Saison Co. Ltd.	40,300	604,089
Curves Holdings Co. Ltd.	13,800	60,198
CYBERDYNE, Inc. (a)	31,700	55,305
Cybozu, Inc.	7,800	97,184
Daicel Chemical Industries Ltd.	62,800	534,031
Daido Steel Co. Ltd.	7,100	278,529
Daiei Kankyo Co. Ltd.	11,100	153,242
Daihen Corp.	5,200	163,894
Daiho Corp.	1,400	35,759
Daiichikosho Co. Ltd.	21,000	310,411
Daiki Aluminum Industry Co. Ltd.	7,100	58,773
Daikokutenbussan Co. Ltd.	1,000	42,379
Daio Paper Corp.	23,200	190,614
Daiseki Co. Ltd.	11,180	308,764
Daishi Hokuetsu Financial Group, Inc.	10,000	261,130
Daiwa Industries Ltd.	7,300	62,599
Daiwa Office Investment Corp.	78	341,208
Daiwa Securities Living Invest	524	387,450
Daiwabo Holdings Co. Ltd.	22,500	427,651
DCM Holdings Co. Ltd.	28,700	224,105
Demae-Can Co. Ltd. (a)(b)	14,100	29,870
DeNA Co. Ltd.	20,200	197,337
Denka Co. Ltd.	20,400	368,496
Descente Ltd.	9,500	264,964
Dexerials Corp.	14,900	339,874
Dic Corp.	20,900	329,559
Digital Arts, Inc.	3,100	85,510
Digital Garage, Inc.	9,000	180,259
Dip Corp.	9,800	194,230
Dmg Mori Co. Ltd.	31,000	512,740
Doshisha Co. Ltd.	5,700	84,855
Doutor Nichires Holdings Co., Ltd.	7,900	114,066
Dowa Holdings Co. Ltd.	14,300	437,156
DTS Corp.	9,900	203,330
Duskin Co. Ltd.	11,100	242,009
Dydo Group Holdings, Inc.	2,300	89,014
Eagle Industry Co. Ltd.	6,200	67,590
Earth Corp.	4,300	141,442
Ebara Corp.	25,200	1,115,946
EDION Corp.	18,000	179,528
eGuarantee, Inc.	9,700	112,045
Eiken Chemical Co. Ltd.	9,600	94,689
Eizo Corp.	3,900	125,142
Elan Corp.	7,700	38,061
Elecom Co. Ltd.	11,100	125,859
Electric Power Development Co. Ltd.	39,800	610,161
EM Systems Co. Ltd.	9,200	43,751
en japan, Inc.	8,200	122,310
eRex Co. Ltd. (b)	8,200	40,429
ES-Con Japan Ltd.	11,000	64,195
euglena Co. Ltd. (a)	27,600	133,969
Exedy Corp.	8,500	141,919
Exeo Group, Inc.	25,400	527,552
Ezaki Glico Co. Ltd.	13,200	383,687
Fancl Corp.	21,500	321,437
FCC Co. Ltd.	10,200	121,034
Ferrotec Holdings Corp.	12,900	226,746
Financial Products Group Co. Ltd.	17,100	162,434
Food & Life Companies Ltd.	30,000	505,643
FP Corp.	12,800	246,485
FP Partner, Inc. (a)	1,900	52,235
Freee KK (a)	11,100	185,360
Frontier Real Estate Investment Corp.	132	394,896
Fuji Co. Ltd.	8,100	102,399
Fuji Corp.	20,200	304,169
Fuji Kyuko Co. Ltd.	5,900	166,535
Fuji Media Holdings, Inc.	12,500	124,146
Fuji Oil Holdings, Inc.	12,000	190,612
Fuji Seal International, Inc.	10,500	116,961
Fuji Soft ABC, Inc.	13,800	496,597
Fujicco Co. Ltd.	5,100	65,807
Fujikura Ltd.	64,600	463,965
Fujimi, Inc.	14,100	281,462
Fujimori Kogyo Co. Ltd.	3,800	95,886
Fujio Food Group, Inc. (a)	4,400	40,695
Fujitec Co. Ltd.	16,200	351,704
Fujitsu General Ltd.	16,500	293,448
Fujiya Co. Ltd.	2,900	47,869
Fukui Computer Holdings, Inc.	3,000	51,504
Fukuoka (REIT) Investment Fund	172	185,186
Fukuoka Financial Group, Inc.	44,400	1,173,658
Fukushima Industries Corp.	3,300	109,247
Fukuyama Transporting Co. Ltd.	5,600	153,038
Fullcast Holdings Co. Ltd.	5,100	57,711
Funai Soken Holdings, Inc.	10,700	175,864
Furukawa Co. Ltd.	7,300	102,420
Furukawa Electric Co. Ltd.	18,500	277,215
Fuso Chemical Co. Ltd.	5,400	146,729
Future Corp.	11,800	134,673
Fuyo General Lease Co. Ltd.	4,600	373,983
G-7 Holdings, Inc.	5,200	39,709
G-Tekt Corp.	6,100	71,191
Genky DrugStores Co. Ltd.	2,200	83,777
Geo Holdings Corp.	6,400	100,054
Giken Ltd.	4,600	54,520
Global One Real Estate Investment Corp.	275	208,609
GLOBERIDE, Inc.	4,100	52,912
Glory Ltd.	11,400	212,545
GMO Financial Gate, Inc.	1,000	56,063
GMO Financial Holdings, Inc.	10,200	46,357
GMO Internet, Inc.	18,200	265,079
GNI Group Ltd. (a)(b)	13,000	172,662
Goldcrest Co. Ltd.	4,400	62,745
GOLDWIN, Inc.	5,800	366,310
GREE, Inc.	17,000	63,530
GS Yuasa Corp.	17,700	285,556
GungHo Online Entertainment, Inc.	11,700	176,407
Gunma Bank Ltd.	92,700	447,979
Gunze Ltd.	4,000	119,945
H.I.S. Co. Ltd. (a)(b)	14,100	159,159
H.U. Group Holdings, Inc.	15,000	252,091
H2O Retailing Corp.	25,700	275,327
Hakuto Co. Ltd.	2,800	94,687
Halows Co. Ltd.	2,700	75,852
Hamakyorex Co. Ltd.	4,100	102,642
Hankyu REIT, Inc.	172	161,598
Hanwa Co. Ltd.	8,600	259,231
Harmonic Drive Systems, Inc.	14,500	314,062
Haseko Corp.	65,700	808,560
Hazama Ando Corp.	39,900	308,827
Heiwa Corp.	15,000	212,330
Heiwa Real Estate (REIT), Inc.	267	249,596
Heiwa Real Estate Co. Ltd.	7,900	202,231
Heiwado Co. Ltd.	7,700	125,942
Hiday Hidaka Corp.	6,800	124,348
Hino Motors Ltd. (a)	77,800	226,447
Hioki EE Corp.	2,500	108,665
Hirata Corp.	2,300	104,634
Hirogin Holdings, Inc.	67,700	430,483
Hisamitsu Pharmaceutical Co., Inc.	14,000	446,536
Hitachi Zosen Corp.	43,700	227,965
Hogy Medical Co. Ltd.	6,000	130,369
Hokkaido Electric Power Co., Inc.	43,500	182,992
Hokkoku Financial Holdings, Inc.	5,200	172,052
Hokuetsu Corp.	30,300	232,483
Hokuhoku Financial Group, Inc.	29,500	344,415
Hokuriku Electric Power Co., Inc. (a)	46,000	228,171
Hokuto Corp.	5,400	64,806
Horiba Ltd.	9,800	495,501
Hoshino Resorts REIT, Inc.	66	259,672
Hosiden Corp.	11,300	132,812
House Foods Group, Inc.	16,600	350,527
Hulic (REIT), Inc.	351	358,053
Ichibanya Co. Ltd.	3,900	137,582
Ichigo Real Estate Investment Corp.	268	150,358
Ichigo, Inc.	69,100	151,209
Idec Corp.	7,800	139,960
IDOM, Inc.	16,100	96,885
IHI Corp.	38,100	731,222
Iino Kaiun Kaisha Ltd.	17,500	125,522
Inaba Denki Sangyo Co. Ltd.	13,000	271,088
Inabata & Co. Ltd.	10,700	223,384
Inageya Co. Ltd. (b)	6,700	71,005
Industrial & Infrastructure Fund Investment Corp.	549	493,441
Infocom Corp.	6,400	106,566
Infomart Corp.	53,400	128,079
Information Services Inter-Dentsu Ltd.	7,200	244,363
INFRONEER Holdings, Inc.	48,816	514,953
Insource Co. Ltd.	13,700	80,749
Internet Initiative Japan, Inc.	30,100	486,374
Invincible Investment Corp.	1,833	704,972
Iriso Electronics Co. Ltd.	5,300	125,125
Isetan Mitsukoshi Holdings Ltd.	92,200	1,040,105
Ispace, Inc. (a)(b)	5,600	32,770
ITO EN Ltd.	12,300	399,694
Itochu Enex Co. Ltd.	14,700	144,492
Itochushokuhin Co. Ltd.	1,400	60,750
Itoham Yonekyu Holdings, Inc.	6,960	192,347
Iwatani Corp.	12,000	573,942
Iyogin Holdings, Inc.	72,800	524,039
Izumi Co. Ltd.	8,800	222,513
J Trust Co. Ltd. (b)	19,500	61,858
J-Oil Mills, Inc.	5,200	61,051
J. Front Retailing Co. Ltd.	66,600	634,918
JAC Recruitment Co. Ltd.	5,100	81,406
JACCS Co. Ltd.	5,700	195,928
JAFCO Co. Ltd.	13,800	148,637
Japan Airport Terminal Co. Ltd.	16,600	730,052
Japan Aviation Electronics Industry Ltd.	12,600	237,491
Japan Display, Inc. (a)	158,200	39,074
Japan Elevator Service Holdings Co. Ltd.	18,200	241,189
Japan Excellent, Inc.	329	288,770
Japan Hotel REIT Investment Corp.	1,221	555,107
Japan Lifeline Co. Ltd.	15,700	119,718
Japan Logistics Fund, Inc.	242	448,254
Japan Material Co. Ltd.	17,400	244,356
Japan Petroleum Exploration Co. Ltd.	8,800	301,326
Japan Prime Realty Investment Corp.	231	541,070
Japan Pulp & Paper Co. Ltd.	2,800	87,779
Japan Securities Finance Co. Ltd.	22,900	228,034
Japan Steel Works Ltd.	16,200	262,840
Japan Wool Textile Co. Ltd./The	13,200	120,008
JCR Pharmaceuticals Co. Ltd.	19,200	146,946
Jcu Corp.	5,300	115,609
JDC Corp.	11,900	47,772
JEOL Ltd.	12,000	338,800
JGC Holdings Corp.	60,000	739,019
JINS Holdings, Inc.	3,600	99,377
JMDC, Inc.	6,100	170,839
Joshin Denki Co. Ltd.	4,800	76,247
Joyful Honda Co. Ltd.	14,100	165,607
JTEKT Corp.	56,500	465,841
JTOWER, Inc. (a)(b)	2,700	98,256
Juroku Financial Group, Inc.	8,400	226,313
Justsystems Corp.	8,900	158,602
K's Holdings Corp.	38,400	357,342
Kadokawa Corp.	25,200	485,428
KAGA ELECTRONICS Co. Ltd.	4,700	188,073
Kagome Co. Ltd.	20,600	428,549
Kakaku.com, Inc.	35,800	345,273
Kaken Pharmaceutical Co. Ltd.	8,100	179,376
Kameda Seika Co. Ltd.	3,700	100,005
Kamigumi Co. Ltd.	25,400	515,278
Kanamoto Co. Ltd.	7,800	126,588
Kandenko Co. Ltd.	31,200	289,110
Kaneka Corp.	13,000	318,133
Kanematsu Corp.	20,700	279,731
Kansai Paint Co. Ltd.	48,900	715,637
Kanto Denka Kogyo Co. Ltd.	10,600	56,014
Kappa Create Co. Ltd. (a)	6,600	69,346
Katakura Industries Co. Ltd.	4,600	51,764
Katitas Co. Ltd.	13,800	184,195
Kato Sangyo	6,200	174,326
Kawasaki Heavy Industries Ltd.	41,300	911,567
KeePer Technical Laboratory Co. Ltd.	3,400	128,163
Keihan Electric Railway Co., Ltd.	27,800	679,931
Keihanshin Bldg Co. Ltd.	8,400	77,075
Keikyu Corp.	60,400	512,096
Keiyo Co. Ltd.	7,600	65,445
Kewpie Corp.	27,100	470,368
Kfc Holdings Japan Ltd.	3,900	77,689
KH Neochem Co. Ltd.	8,400	127,241
Ki-Star Real Estate Co. Ltd.	2,400	67,614
Kinden Corp.	33,600	508,954
Kintetsu Department Store Co. Ltd.	2,300	42,905
Kisoji Co. Ltd.	7,200	127,193
Kissei Pharmaceutical Co. Ltd.	7,400	156,517
Kitz Corp.	17,000	114,872
Koa Corp.	8,300	79,982
Kobe Steel Ltd.	97,400	1,151,605
Kohnan Shoji Co. Ltd.	6,300	163,315
Kokuyo Co. Ltd.	22,800	353,400
KOMEDA Holdings Co. Ltd.	12,600	229,919
KOMERI Co. Ltd.	8,000	165,887
Konica Minolta, Inc.	123,400	345,641
Konishi Co. Ltd.	7,300	108,292
Konoike Transport Co. Ltd.	7,000	92,650
Kosaido Holdings Co. Ltd.	4,300	84,161
Koshidaka Holdings Co. Ltd.	13,300	94,625
Kotobuki Spirits Co. Ltd.	25,500	338,614
Krosaki Harima Corp.	1,300	82,316
Kumagai Gumi Co. Ltd.	8,300	208,008
Kumiai Chemical Industry Co. Ltd.	20,100	146,503
Kura Sushi, Inc.	5,700	135,655
Kuraray Co. Ltd.	77,500	886,691
Kureha Chemical Industry Co. Ltd.	4,300	255,372
Kusuri No Aoki Holdings Co. Ltd.	4,300	281,726
Kyb Corp.	4,500	132,939
Kyoei Steel Ltd.	5,400	68,501
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,100	98,665
Kyorin Pharmaceutical Co. Ltd.	10,500	123,852
Kyoritsu Maintenance Co. Ltd.	8,600	328,916
Kyoto Financial Group, Inc.	15,500	878,754
Kyudenko Corp.	11,500	343,516
Kyushu Electric Power Co., Inc. (a)	110,100	703,444
Kyushu Financial Group, Inc.	88,700	558,941
Kyushu Railway Co.	36,500	746,290
LaSalle Logiport REIT	509	499,188
Lawson, Inc.	12,300	594,415
Leopalace21 Corp. (a)	48,700	104,758
LIFE Corp.	7,500	176,794
Lifenet Insurance Co. (a)	15,000	95,849
Link & Motivation, Inc.	13,300	35,611
Lintec Corp.	10,300	170,251
Lion Corp.	63,800	612,269
LITALICO, Inc.	5,800	77,930
M&A Capital Partners Co. Ltd.	3,900	70,795
M&A Research Institute Holding (a)(b)	6,300	138,072
Mabuchi Motor Co. Ltd.	12,800	365,690
Macnica Fuji Electronics Holdings, Inc.	12,500	507,868
Maeda Kosen Co. Ltd.	4,900	95,460
Makino Milling Machine Co. Ltd.	6,100	254,543
Management Solutions Co. Ltd.	2,700	47,000
Mandom Corp.	10,000	91,727
Mani, Inc.	20,400	277,509
Maruha Nichiro Corp.	10,200	174,608
Marui Group Co. Ltd.	48,400	765,356
Maruichi Steel Tube Ltd.	16,100	399,543
Maruka Furusato Corp.	4,800	88,145
Maruwa Ceramic Co. Ltd.	2,400	421,112
Maruzen Showa Unyu Co. Ltd.	3,200	80,787
Matsuda Sangyo Co. Ltd.	3,600	62,699
Matsui Securities Co. Ltd.	31,700	157,663
Matsuyafoods Holdings Co. Ltd.	2,400	68,836
Max Co. Ltd.	7,200	121,508
Maxell Ltd.	10,000	106,958
Maxvalu Tokai Co. Ltd.	2,600	51,379
MCJ Co. Ltd.	18,100	130,218
Mebuki Financial Group, Inc.	266,700	807,358
Medipal Holdings Corp.	52,400	881,001
Medley, Inc. (a)	5,800	167,684
Megachips Corp.	3,900	100,552
Megmilk Snow Brand Co. Ltd.	12,600	203,086
Meidensha Corp.	8,600	134,735
Meiko Electronics Co. Ltd.	5,500	114,081
Meitec Group Holdings, Inc.	19,100	336,162
Melco Holdings, Inc.	1,600	36,506
Menicon Co. Ltd.	16,600	192,444
Mercari, Inc. (a)	31,000	622,153
Metawater Co. Ltd.	7,000	88,248
Micronics Japan Co. Ltd.	7,800	118,177
Mie Kotsu Group Holdings, Inc.	13,500	50,387
Milbon Co. Ltd.	7,300	192,988
Mimasu Semiconductor Industries Co. Ltd.	4,300	69,729
Mirai Corp.	486	146,754
Mirait One Corp.	25,400	336,645
Mitani Sekisan Co. Ltd.	2,300	69,345
Mitsubishi Estate Logistics REIT Investment Corp.	131	329,690
Mitsubishi Gas Chemical Co., Inc.	42,600	575,776
Mitsubishi Logisnext Co. Ltd.	8,600	67,471
Mitsubishi Logistics Corp.	14,600	381,935
Mitsubishi Materials Corp.	34,200	549,581
Mitsubishi Motors Corp. of Japan	182,800	597,129
Mitsubishi Pencil Co. Ltd.	7,800	96,151
Mitsubishi Research Institute, Inc.	2,600	84,053
Mitsubishi Shokuhin Co. Ltd.	4,700	123,929
Mitsuboshi Belting Ltd.	6,200	178,987
Mitsui Fudosan Logistics Park, Inc.	150	453,485
Mitsui High-Tec, Inc.	5,400	228,002
Mitsui Mining & Smelting Co. Ltd.	14,900	386,903
Mitsui Sugar Co. Ltd.	4,100	83,342
Mitsui-Soko Co. Ltd.	5,100	145,266
Mitsuuroko Group Holdings Co. Ltd.	8,300	71,365
Miura Co. Ltd.	24,000	465,336
MIXI, Inc.	10,500	159,033
Mizuho Leasing Co. Ltd.	7,300	232,248
Mizuno Corp.	4,800	140,810
Mochida Pharmaceutical Co. Ltd.	5,700	125,603
Modec, Inc. (a)	5,600	61,592
Monex Group, Inc.	49,700	218,589
Money Forward, Inc. (a)	11,900	300,571
Mori Hills REIT Investment Corp.	417	390,290
MORI TRUST Sogo (REIT), Inc.	679	331,022
Morinaga & Co. Ltd.	9,100	328,185
Morinaga Milk Industry Co. Ltd.	9,800	382,248
Morita Holdings Corp.	8,400	86,175
MOS Food Services, Inc.	6,500	141,798
Musashi Seimitsu Industry Co. Ltd.	12,700	122,234
Nabtesco Corp.	29,900	529,580
Nachi-Fujikoshi Corp.	3,700	92,200
Nafco Co. Ltd.	4,000	48,917
Nagaileben Co. Ltd.	5,900	81,419
Nagase & Co. Ltd.	24,200	366,608
Nagawa Co. Ltd. (b)	2,400	97,626
Nagoya Railroad Co. Ltd.	51,000	713,939
Nakanishi, Inc.	19,200	421,694
Nankai Electric Railway Co. Ltd.	27,900	534,334
NEC Networks & System Integration Corp.	18,500	250,373
Net One Systems Co. Ltd.	22,700	346,468
Nextage Co. Ltd.	12,000	165,796
NH Foods Ltd.	22,500	675,071
NHK Spring Co. Ltd.	53,600	379,274
Nichias Corp.	14,000	277,756
Nichicon Corp.	11,800	98,622
Nichiden Corp.	3,400	56,513
Nichiha Corp.	6,700	132,298
Nichirei Corp.	29,300	634,170
Nifco, Inc.	22,000	515,949
Nihon Kohden Corp.	21,700	512,527
Nihon M&A Center Holdings, Inc.	83,000	379,086
Nihon Parkerizing Co. Ltd.	23,800	172,730
Nikkiso Co. Ltd.	11,900	75,799
Nikkon Holdings Co. Ltd.	14,300	303,428
Nikon Corp.	81,700	775,694
Nippn Corp.	13,000	197,981
Nippon Accommodations Fund, Inc.	137	551,946
Nippon Carbon Co. Ltd.	2,800	82,018
Nippon Ceramic Co. Ltd.	5,800	100,908
Nippon Densetsu Kogyo Co. Ltd.	10,000	136,330
Nippon Electric Glass Co. Ltd.	21,800	435,832
Nippon Gas Co. Ltd.	28,500	428,341
Nippon Kanzai Holdings Co. Ltd.	5,000	82,886
Nippon Kayaku Co. Ltd.	35,100	301,527
Nippon Light Metal Holding Co. Ltd.	15,100	165,619
Nippon Paper Industries Co. Ltd. (a)	27,000	234,930
Nippon Parking Development Co. Ltd.	51,500	72,917
Nippon Pillar Packing Co. Ltd.	4,800	119,808
Nippon REIT Investment Corp.	122	281,859
Nippon Seiki Co. Ltd.	12,200	86,863
Nippon Shinyaku Co. Ltd.	14,400	584,007
Nippon Shokubai Co. Ltd.	7,700	285,994
Nippon Signal Co. Ltd.	11,000	68,022
Nippon Soda Co. Ltd.	5,900	211,531
Nippon Television Network Corp.	14,300	139,118
Nipro Corp.	39,900	303,817
Nishi-Nippon Financial Holdings, Inc.	32,400	386,957
Nishi-Nippon Railroad Co. Ltd.	16,200	261,739
Nishimatsu Construction Co. Ltd.	9,000	216,693
Nishimatsuya Chain Co. Ltd.	10,700	137,431
Nishio Holdings Co. Ltd.	4,900	108,577
Nissan Shatai Co. Ltd.	16,900	96,708
Nissha Co. Ltd.	10,500	109,167
Nisshin Oillio Group Ltd.	6,800	189,921
Nisshin Seifun Group, Inc.	54,100	816,033
Nisshinbo Holdings, Inc.	34,400	248,821
Nissui Corp.	76,200	369,764
Niterra Co. Ltd.	41,800	935,601
Nitta Corp.	4,900	110,642
Nittetsu Mining Co. Ltd.	3,600	113,355
Nitto Boseki Co. Ltd.	6,300	141,787
Nitto Kogyo Corp.	6,700	153,140
Noevir Holdings Co. Ltd.	4,200	147,309
NOF Corp.	18,100	714,062
Nohmi Bosai Ltd.	6,100	73,450
Nojima Co. Ltd.	16,900	150,515
NOK Corp.	21,300	252,486
NOMURA Co. Ltd.	21,200	122,061
Noritake Co. Ltd.	2,600	101,196
Noritsu Koki Co. Ltd.	5,000	105,841
Noritz Corp.	6,700	70,338
North Pacific Bank Ltd.	69,700	179,491
NS Solutions Corp.	8,700	252,644
Ns United Kaiun Kaisha Ltd.	2,600	73,906
NSD Co. Ltd.	17,800	309,700
NSK Ltd.	105,100	565,693
NTN Corp.	107,700	191,862
Ntt Ud (REIT) Investment Corp.	380	313,259
Obara Group, Inc.	2,600	62,394
OBIC Business Consultants Ltd.	8,300	356,569
Ogaki Kyoritsu Bank Ltd.	9,300	129,877
Ohsho Food Service Corp.	3,500	161,786
Oiles Corp.	5,700	72,180
Oisix Ra Daichi, Inc. (a)	7,800	59,355
Okamoto Industries, Inc.	2,400	82,970
Okamura Corp.	15,200	216,398
Okasan Securities Group, Inc.	41,900	189,462
Oki Electric Industry Co. Ltd.	22,200	133,938
Okinawa Cellular Telephone Co.	5,800	122,673
Okinawa Financial Group, Inc.	5,200	86,731
Okuma Corp.	6,500	267,608
Okumura Corp.	7,900	241,657
One (REIT), Inc.	66	114,347
Onward Holdings Co. Ltd.	28,300	89,608
Open Up Group, Inc.	15,100	187,298
Optex Group Co. Ltd.	9,500	106,795
Optorun Co. Ltd.	8,400	97,173
Organo Corp.	7,000	230,796
Orient Corp.	14,020	104,517
ORIX JREIT, Inc.	715	821,722
Osaka Organic Chemical Industry Ltd.	3,700	62,813
Osaka Soda Co. Ltd.	4,000	234,922
OSAKA Titanium technologies Co. Ltd. (b)	7,900	168,661
OSG Corp.	21,900	249,892
Outsourcing, Inc.	30,700	228,129
Pacific Industrial Co. Ltd.	10,700	98,223
Pal Group Holdings Co. Ltd.	10,700	138,403
PALTAC Corp.	7,700	249,607
Paramount Bed Holdings Co. Ltd.	10,300	175,488
Park24 Co. Ltd. (a)	34,900	393,177
Pasona Group, Inc.	5,600	50,095
Penta-Ocean Construction Co. Ltd.	74,300	436,804
PeptiDream, Inc. (a)	26,500	193,181
Pharma Foods International Co. Ltd.	5,400	47,722
PHC Holdings Corp.	7,000	66,200
Pigeon Corp.	33,400	354,637
Pilot Corp.	8,100	274,878
Piolax, Inc.	7,200	106,334
PKSHA Technology, Inc. (a)	4,700	80,105
Plus Alpha Consulting Co. Ltd.	6,800	109,393
Pola Orbis Holdings, Inc.	25,200	253,127
Pressance Corp.	6,600	71,205
Prestige International, Inc.	26,400	107,160
Prima Meat Packers Ltd.	6,000	91,286
Raito Kogyo Co. Ltd.	10,900	141,088
Raiznext Corp.	6,900	64,572
Raksul, Inc. (a)	13,700	115,133
Rakus Co. Ltd.	22,400	278,894
Rakuten Bank Ltd. (b)	19,200	327,886
Relo Group, Inc.	29,300	290,483
Rengo Co. Ltd.	51,700	342,380
RENOVA, Inc. (a)	10,600	76,254
Resonac Holdings Corp.	47,973	777,702
Resorttrust, Inc.	20,900	300,754
Restar Holdings Corp.	4,900	80,592
Retail Partners Co. Ltd.	6,300	71,846
Ricoh Leasing Co. Ltd.	3,800	113,650
Riken Keiki Co. Ltd.	3,600	147,508
Riken Vitamin Co. Ltd.	5,300	79,235
Ringer Hut Co. Ltd.	6,100	93,159
Rinnai Corp.	28,800	529,040
Riso Kagaku Corp.	5,200	80,976
Riso Kyoiku Co. Ltd.	29,100	48,832
Rohto Pharmaceutical Co. Ltd.	51,600	1,203,896
Roland Corp.	3,900	112,765
Rorze Corp.	2,900	215,770
Round One Corp.	54,100	196,249
Royal Holdings Co. Ltd.	8,100	138,048
RS Technologies Co. Ltd.	3,800	60,224
Ryohin Keikaku Co. Ltd.	69,000	972,850
Ryosan Co. Ltd. (b)	3,500	110,295
Ryoyo Electro Corp.	4,400	104,500
S Foods, Inc.	4,900	103,653
S-Pool, Inc.	18,400	42,545
Saibu Gas Co. Ltd.	6,500	82,457
Saizeriya Co. Ltd.	7,800	316,926
Sakai Moving Service Co. Ltd.	5,800	98,994
Sakata INX Corp.	11,200	93,622
Sakata Seed Corp.	7,700	207,190
SAMTY Co. Ltd.	6,300	103,594
Samty Residential Investment Corp.	102	76,158
San-A Co. Ltd.	5,600	173,479
San-Ai Obbli Co. Ltd.	12,700	137,128
SanBio Co. Ltd. (a)(b)	12,100	33,632
Sangetsu Corp.	12,000	225,515
Sanken Electric Co. Ltd.	6,200	308,365
Sanki Engineering Co. Ltd.	10,300	119,722
Sankyo Co. Ltd. (Gunma)	10,900	452,981
Sankyu, Inc.	13,500	406,487
Sanrio Co. Ltd.	14,600	621,719
Sansan, Inc. (a)	18,700	148,597
Santen Pharmaceutical Co. Ltd.	92,200	799,701
Sanwa Holdings Corp.	50,400	680,010
Sanyo Chemical Industries Ltd.	3,200	85,074
Sanyo Denki Co. Ltd.	2,300	85,085
Sanyo Special Steel Co. Ltd.	5,200	88,623
Sapporo Holdings Ltd.	17,100	602,025
Sato Holding Corp.	6,700	89,985
Sawai Group Holdings Co. Ltd.	10,800	344,190
SB Technology Corp.	2,300	34,132
SBI Sumishin Net Bank Ltd. (b)	14,500	152,631
SBS Holdings, Inc.	4,500	79,890
Screen Holdings Co. Ltd.	22,200	1,032,126
Sega Sammy Holdings, Inc.	42,900	670,938
Seibu Holdings, Inc.	66,300	647,384
Seiko Group Corp.	7,400	115,559
Seino Holdings Co. Ltd.	33,300	484,379
Seiren Co. Ltd.	11,600	172,074
Sekisui House (REIT), Inc.	1,135	597,777
Sekisui Jushi Corp.	6,900	112,522
SENKO Co. Ltd.	29,500	203,248
Septeni Holdings Co. Ltd.	21,000	59,032
Seria Co. Ltd.	12,400	171,869
Seven Bank Ltd.	160,100	317,001
Shibaura Machine Co. Ltd.	6,200	153,524
Shibaura Mechatronics Corp.	3,000	129,586
Shibuya Corp.	4,300	70,196
SHIFT, Inc. (a)	3,400	616,895
Shiga Bank Ltd.	9,300	245,942
Shikoku Electric Power Co., Inc.	39,700	271,070
Shikoku Kasei Holdings Corpora	8,700	98,263
Shima Seiki Manufacturing Ltd.	6,900	70,398
Shimamura Co. Ltd.	6,100	602,008
Shin Nippon Biomedical Laboratories Ltd.	5,700	63,526
Shin-Etsu Polymer Co. Ltd.	11,200	101,646
Shinko Electric Industries Co. Ltd.	18,400	590,803
Shinmaywa Industries Ltd.	14,300	114,113
Ship Healthcare Holdings, Inc.	20,900	322,677
Shizuoka Gas Co. Ltd.	9,200	62,509
SHO-BOND Holdings Co. Ltd.	10,900	429,275
Shochiku Co. Ltd.	2,500	159,045
Shoei Co. Ltd.	13,200	175,874
Shoei Foods Corp.	2,700	76,513
Showa Sangyo Co. Ltd.	5,200	104,039
Siix Corp.	7,600	71,201
Simplex Holdings, Inc.	8,000	134,368
SKY Perfect JSAT Holdings, Inc.	41,400	191,618
Skylark Holdings Co. Ltd. (a)	62,100	916,210
SMS Co., Ltd.	19,100	303,077
Snow Peak, Inc. (b)	7,300	48,860
Socionext, Inc.	9,400	916,849
Sohgo Security Services Co., Ltd.	104,700	613,146
Sojitz Corp.	64,260	1,334,384
Solasto Corp.	15,700	61,042
Sosei Group Corp. (a)	20,000	184,933
SOSiLA Logistics REIT, Inc.	186	147,361
Sotetsu Holdings, Inc.	21,500	379,517
Sparx Group Co. Ltd.	5,320	50,929
SRE Holdings Corp. (a)	2,700	41,373
Stanley Electric Co. Ltd.	35,200	563,010
Star Asia Investment Corp.	610	229,834
Star Micronics Co. Ltd.	10,100	121,424
Starts Corp., Inc.	8,200	155,740
Starts Proceed Investment Corp.	67	92,039
StemRim, Inc. (a)	6,400	27,695
Strike Co. Ltd.	2,400	58,734
Sugi Holdings Co. Ltd.	9,500	384,544
Sumitomo Bakelite Co. Ltd.	9,500	422,731
Sumitomo Dainippon Pharma Co., Ltd.	48,100	146,881
Sumitomo Densetsu Co. Ltd.	4,200	73,768
Sumitomo Forestry Co. Ltd.	41,500	979,875
Sumitomo Heavy Industries Ltd.	30,300	693,560
Sumitomo Mitsui Construction Co. Ltd.	34,300	90,999
Sumitomo Osaka Cement Co. Ltd.	8,000	186,229
Sumitomo Riko Co. Ltd.	10,000	62,455
Sumitomo Rubber Industries Ltd.	46,800	474,768
Sun Frontier Fudousan Co. Ltd.	7,400	71,802
Sundrug Co. Ltd.	19,600	532,963
SUNWELS Co. Ltd. (b)	2,800	48,240
Suruga Bank Ltd.	44,500	190,141
Suzuken Co. Ltd.	16,900	517,644
Systena Corp.	81,700	139,086
T Hasegawa Co. Ltd.	8,800	184,364
T-Gaia Corp.	4,500	53,597
Tadano Ltd.	26,700	200,734
Taihei Dengyo Kaisha Ltd.	2,800	73,297
Taiheiyo Cement Corp.	31,700	543,263
Taikisha Ltd.	6,500	189,148
Taisho Pharmaceutical Holdings Co. Ltd.	11,600	459,338
Taiyo Holdings Co. Ltd.	11,200	182,661
Taiyo Yuden Co. Ltd.	32,100	719,632
Takamatsu Construction Group C	4,000	72,828
Takara Bio, Inc.	13,000	114,644
Takara Holdings, Inc.	38,500	320,924
Takara Leben Real Estate Investment Corp.	184	120,495
Takara Standard Co. Ltd.	11,600	140,815
Takasago International Corp.	3,400	72,581
Takasago Thermal Engineering Co. Ltd.	11,500	227,063
Takashimaya Co. Ltd.	38,900	529,007
Takeuchi Manufacturing Co. Ltd.	9,300	265,339
Takuma Co. Ltd.	16,900	163,958
Tama Home Co. Ltd. (b)	4,100	92,641
Tamron Co. Ltd.	5,000	136,116
Tbs Holdings, Inc.	9,400	153,240
Techmatrix Corp.	10,400	102,779
TechnoPro Holdings, Inc.	29,700	588,382
Teijin Ltd.	48,800	441,693
Tenma Corp.	3,600	60,424
The Awa Bank Ltd.	8,300	137,890
The Hachijuni Bank Ltd.	98,200	559,262
The Hyakugo Bank Ltd.	56,000	211,734
The Keiyo Bank Ltd.	25,800	117,059
The Kiyo Bank Ltd. (b)	16,500	170,328
The Monogatari Corp.	8,500	230,185
The Musashino Bank Ltd.	7,900	148,958
The Nanto Bank Ltd.	6,600	118,798
The Nippon Road Co. Ltd.	6,000	78,835
The Okinawa Electric Power Co., Inc.	11,300	82,512
The San-In Godo Bank Ltd.	35,900	247,270
The Sumitomo Warehouse Co. Ltd.	12,900	206,524
The Toho Bank Ltd.	50,300	97,242
THK Co. Ltd.	31,900	570,105
TKC Corp.	7,300	170,287
TKP Corp. (a)	4,600	62,597
TOA Corp.	3,400	84,555
Toagosei Co. Ltd.	25,100	230,281
Tocalo Co. Ltd.	15,400	139,197
Toda Corp.	61,700	342,644
Toei Animation Co. Ltd. (b)	2,300	207,107
Toei Co. Ltd.	1,600	187,844
Toenec Corp.	1,900	51,787
Toho Gas Co. Ltd.	20,100	346,148
Toho Holdings Co. Ltd.	13,900	313,349
Toho Titanium Co. Ltd.	8,600	112,194
Tohoku Electric Power Co., Inc.	123,600	771,771
Tokai Carbon Co. Ltd.	55,600	426,668
Tokai Corp.	5,100	64,461
TOKAI Holdings Corp.	26,700	172,191
Tokai Rika Co. Ltd.	14,200	222,831
Tokai Tokyo Financial Holdings	50,800	172,543
Token Corp.	1,600	83,969
Tokushu Tokai Paper Co. Ltd.	2,300	54,861
Tokuyama Corp.	16,600	251,676
Tokyo Century Corp.	10,000	385,287
Tokyo Electron Device Ltd.	5,100	130,884
Tokyo Ohka Kogyo Co. Ltd.	8,700	502,693
Tokyo Seimitsu Co. Ltd.	10,900	509,525
Tokyo Steel Manufacturing Co. Ltd.	16,700	193,020
Tokyo Tatemono Co. Ltd.	51,400	682,506
Tokyo TY Financial Group, Inc.	6,300	185,950
Tokyotokeiba Co. Ltd.	4,400	113,942
Tokyu Construction Co. Ltd.	21,600	111,142
Tokyu Fudosan Holdings Corp.	166,900	972,414
Tokyu REIT, Inc.	238	284,003
TOMONY Holdings, Inc.	38,100	128,390
Tomy Co. Ltd.	21,800	300,679
Topcon Corp.	26,700	243,472
Topre Corp.	9,800	105,599
TORIDOLL Holdings Corp.	12,000	290,390
Torii Pharmaceutical Co. Ltd.	3,500	84,577
Tosei Corp.	7,500	88,625
Toshiba Tec Corp.	7,100	154,337
Totetsu Kogyo Co. Ltd.	5,800	113,034
Towa Pharmaceutical Co. Ltd.	7,100	130,515
Toyo Construction Co. Ltd.	12,700	103,625
Toyo Gosei Co. Ltd. (b)	1,400	58,254
Toyo Ink South Carolina Holdings Co. Ltd.	9,400	159,687
Toyo Seikan Group Holdings Ltd.	34,900	586,756
Toyo Suisan Kaisha Ltd.	24,200	1,116,369
Toyo Tanso Co. Ltd.	3,700	125,061
Toyo Tire Corp.	31,600	469,359
Toyobo Co. Ltd.	21,700	145,595
Toyoda Gosei Co. Ltd.	17,800	353,643
Toyota Boshoku Corp.	23,100	401,730
Trancom Co. Ltd.	1,800	82,696
Transcosmos, Inc.	6,100	124,220
TRE Holdings Corp.	12,400	96,793
Tri Chemical Laboratories, Inc.	7,200	153,131
Trusco Nakayama Corp.	13,600	205,258
TS tech Co. Ltd.	24,300	272,165
Tsubakimoto Chain Co.	7,200	182,004
Tsuburaya Fields Holdings, Inc.	10,300	112,140
Tsugami Corp.	10,000	71,649
Tsumura & Co.	15,800	282,714
Tsuruha Holdings, Inc.	10,100	741,913
TV Asahi Corp.	6,200	66,836
Uacj Corp.	9,100	185,233
Ube Corp.	24,800	381,890
Ulvac, Inc.	12,800	440,181
Union Tool Co.	2,400	56,840
United Arrows Ltd.	6,100	77,860
United Super Markets Holdings, Inc.	14,600	103,622
United Urban Investment Corp.	761	767,217
Universal Entertainment Corp.	6,600	94,144
USEN-NEXT HOLDINGS Co. Ltd.	5,700	130,744
Ushio, Inc.	25,400	309,764
UT Group Co. Ltd. (a)	8,200	101,285
Valor Holdings Co. Ltd.	9,500	148,717
ValueCommerce Co. Ltd.	4,300	35,745
Vector, Inc.	7,900	55,925
Vision, Inc. (a)	10,300	91,623
Visional, Inc. (a)	5,800	284,288
VT Holdings Co. Ltd.	20,200	68,022
W-Scope Corp. (a)	14,200	82,169
Wacoal Holdings Corp.	10,900	249,147
Wacom Co. Ltd.	38,000	131,008
Wakita & Co. Ltd.	8,900	89,101
WDB Holdings Co. Ltd.	2,600	36,909
WealthNavi, Inc. (a)(b)	9,800	72,146
Weathernews, Inc.	1,600	62,664
West Holdings Corp.	6,300	139,014
WingArc1st, Inc.	5,200	93,025
Workman Co. Ltd. (b)	5,500	141,698
YA-MAN Ltd. (b)	7,900	55,621
YAMABIKO Corp.	8,500	80,748
Yamada Holdings Co. Ltd.	158,600	501,583
Yamaguchi Financial Group, Inc.	48,100	441,436
Yamato Kogyo Co. Ltd.	10,600	507,855
Yamazaki Baking Co. Ltd.	30,000	635,144
Yamazen Co. Ltd.	14,100	114,231
Yaoko Co. Ltd.	4,900	252,263
Yellow Hat Ltd.	8,600	104,051
Yodogawa Steel Works Ltd.	5,700	133,447
Yokogawa Bridge Holdings Corp.	8,100	133,889
Yokohama Rubber Co. Ltd.	32,500	600,587
Yokorei Co. Ltd.	12,200	93,809
Yokowo Co. Ltd.	5,400	44,683
YONEX Co. Ltd. (b)	16,600	179,842
Yoshinoya Holdings Co. Ltd.	17,000	397,298
Yuasa Trading Co. Ltd.	4,600	125,818
Yurtec Corp.	10,300	67,089
Zenkoku Hosho Co. Ltd.	14,000	447,696
Zenrin Co. Ltd.	8,200	48,242
Zeon Corp.	37,700	311,608
ZERIA Pharmaceutical Co. Ltd.	5,700	75,726
ZIGExN Co. Ltd.	13,900	44,377
Zojirushi Thermos	9,700	99,787
Zuken, Inc.	4,500	112,446
TOTAL JAPAN		207,714,867
Luxembourg - 0.2%
Aperam SA	14,054	388,865
B&S Group SARL (d)	8,350	30,172
SES SA (France) (depositary receipt)	104,813	610,519
TOTAL LUXEMBOURG		1,029,556
Macau - 0.0%
MECOM Power & Construction Ltd.	429,750	23,339
MECOM Power & Construction Ltd. warrants 5/24/24 (a)	28,650	147
SJM Holdings Ltd. (a)	675,000	234,281
TOTAL MACAU		257,767
Malta - 0.1%
Kambi Group PLC (a)	6,276	89,903
Kindred Group PLC (depository receipt)	62,972	514,835
TOTAL MALTA		604,738
Mexico - 0.1%
Borr Drilling Ltd. (a)	55,473	344,628
Netherlands - 1.3%
Aalberts Industries NV	27,085	843,137
Alfen Beheer BV (a)(b)(d)	5,901	185,255
AMG Critical Materials NV	8,462	220,081
Arcadis NV	19,765	834,861
Basic-Fit NV (a)(d)	14,337	365,900
Brunel International NV	5,618	78,228
Corbion NV	16,071	277,687
Ebusco Holding NV (a)(b)	4,037	24,690
Eurocommercial Properties NV	11,884	254,507
Fastned BV (Bearer) unit (a)	1,778	47,597
Flow Traders Ltd.	8,858	161,866
Fugro NV (Certificaten Van Aandelen) (a)	30,933	510,264
Koninklijke BAM Groep NV	80,193	165,632
Koninklijke Vopak NV	18,896	636,005
NSI NV	5,474	98,812
Pharming Group NV (a)	176,513	208,434
PostNL NV	87,548	162,898
Redcare Pharmacy NV (a)(d)	4,145	461,608
SBM Offshore NV	39,573	491,998
Signify NV (d)	34,922	903,821
Sligro Food Group NV	6,011	102,400
TKH Group NV (bearer) (depositary receipt)	11,007	401,572
TomTom Group BV (a)(b)	19,773	118,208
Van Lanschot Kempen NV (Bearer)	8,882	238,240
VastNed Retail NV	3,044	60,939
Wereldhave NV	8,671	130,557
TOTAL NETHERLANDS		7,985,197
New Zealand - 0.8%
Air New Zealand Ltd.	454,294	177,303
Contact Energy Ltd.	214,016	972,161
Fletcher Building Ltd.	214,431	540,411
Goodman Property Trust	307,016	362,759
Infratil Ltd.	227,108	1,300,428
Kiwi Property Group Ltd.	440,763	200,802
Oceania Healthcare Ltd.	181,801	72,116
Ryman Healthcare Ltd.	159,908	530,145
Summerset Group Holdings Ltd.	61,496	349,236
The a2 Milk Co. Ltd. (a)	197,586	481,268
The Warehouse Group Ltd.	35,005	35,393
TOTAL NEW ZEALAND		5,022,022
Nigeria - 0.1%
Airtel Africa PLC (d)	256,794	353,632
Norway - 1.8%
Aker ASA (A Shares)	6,112	366,579
Aker Carbon Capture A/S (a)	98,212	93,017
Aker Horizons ASA (a)	64,870	19,802
Aker Solutions ASA	67,520	269,090
Austevoll Seafood ASA	24,820	169,526
Belships ASA	23,280	36,470
BEWi ASA	13,071	24,338
BlueNord ASA (a)	6,478	343,879
Bonheur A/S	5,792	100,172
Borregaard ASA	26,154	354,465
BW Offshore Ltd.	25,315	52,847
Crayon Group Holding A/S (a)(b)(d)	19,687	113,495
DNO ASA (A Shares)	127,591	129,864
Elkem ASA (d)	77,503	119,887
Entra ASA (d)	19,993	155,975
Europris ASA (d)	42,995	243,438
FLEX LNG Ltd.	8,009	245,197
Frontline PLC	36,481	814,140
Golden Ocean Group Ltd.	35,377	261,267
Grieg Seafood ASA	14,196	94,230
Hexagon Composites ASA (a)	32,736	77,188
Hexagon Purus Holding A/S (a)	37,162	34,065
Hoegh Autoliners ASA	20,963	169,454
Kitron ASA	48,975	128,894
Leroy Seafood Group ASA	73,019	288,914
MPC Container Ships ASA	83,238	117,544
NEL ASA (a)(b)	455,280	298,332
Nordic VLSI ASA (a)	44,818	361,723
Norske Skog ASA (a)(d)	19,801	72,213
Norwegian Air Shuttle A/S (a)	194,823	139,765
Nykode Therapeutics A/S (a)	41,150	63,248
Odfjell Drilling Ltd.	25,911	90,460
PGS ASA (a)	234,255	211,587
Protector Forsikring ASA	15,550	243,601
Schibsted ASA:
(A Shares)	19,892	397,450
(B Shares)	26,717	495,072
Sparebank 1 Oestlandet	9,439	104,775
Sparebank 1 Sr Bank ASA (primary capital certificate)	49,036	532,020
Sparebanken Midt-Norge	39,549	479,363
Sparebanken Nord-Norge	25,714	217,296
Stolt-Nielsen SA	6,408	210,809
Storebrand ASA (A Shares)	122,565	1,021,910
TGS ASA	34,378	468,387
Tomra Systems ASA	64,832	512,460
Veidekke ASA	29,083	250,973
Wallenius Wilhelmsen ASA	28,678	240,674
TOTAL NORWAY		11,235,855
Peru - 0.0%
Hochschild Mining PLC (a)	91,145	103,637
Poland - 0.1%
InPost SA (a)	54,642	539,314
Portugal - 0.3%
Altri SGPS SA	19,416	93,845
Banco Comercial Portugues SA (Reg.) (a)	2,271,869	696,159
Corticeira Amorim SGPS SA	10,957	106,313
CTT Correios de Portugal SA	24,462	93,309
Greenvolt-Energias Renovaveis SA (a)(b)	15,493	103,441
Mota-Engil SGPS SA	24,796	80,547
NOS SGPS	55,822	204,011
REN - Redes Energeticas Nacionais SGPS SA	108,491	282,394
Semapa Sociedade de Investimen	4,506	63,698
Sonae SGPS SA	215,774	212,100
The Navigator Co. SA	58,726	233,639
TOTAL PORTUGAL		2,169,456
Singapore - 1.8%
AEM Holdings Ltd.	67,000	169,365
AIMS APAC (REIT)	166,873	146,239
Best World International Ltd. (a)	36,100	44,561
BW LPG Ltd. (d)	21,036	297,530
Capitaland Ascott Trust unit	633,500	416,530
Capitaland India Trust	290,665	203,740
CapitaRetail China Trust	325,200	187,612
CDL Hospitality Trusts unit	240,400	169,975
ComfortDelgro Corp. Ltd.	593,400	573,144
Digital Core (REIT)	217,200	109,790
ESR-LOGOS (REIT)	1,997,960	400,753
Far East Hospitality Trust unit	272,100	117,491
Frasers Centrepoint Trust	280,100	423,723
Frasers Hospitality Trust unit	211,600	78,699
Frasers Logistics & Industrial Trust	814,700	618,853
Hafnia Ltd.	69,258	454,448
Hong Fok Corp. Ltd.	82,300	52,265
iFast Corp. Ltd.	37,100	179,088
IGG, Inc. (a)	206,000	72,466
Kenon Holdings Ltd.	6,028	110,210
Keppel (REIT)	566,700	329,061
Keppel DC (REIT)	376,400	464,515
Keppel Infrastructure Trust	1,075,930	345,403
Lendlease Global Commercial (REIT)	467,716	174,204
Mapletree Industrial (REIT)	580,587	912,626
Nanofilm Technologies International Ltd.	73,000	49,701
NetLink NBN Trust	799,000	484,479
Olam Group Ltd.	259,700	188,188
PARAGON REIT	305,300	177,193
Parkway Life REIT	108,100	265,198
Raffles Medical Group Ltd.	227,500	197,952
Riverstone Holdings Ltd.	141,400	60,990
Sasseur (REIT)	144,900	66,159
SATS Ltd. (a)	286,058	514,597
Sheng Siong Group Ltd.	183,100	207,302
SIA Engineering Co. Ltd.	76,600	128,196
Singapore Post Ltd.	395,500	129,897
Starhill Global (REIT)	398,031	129,490
StarHub Ltd.	162,600	122,423
Straits Trading Co. Ltd.	43,646	61,232
Suntec (REIT)	554,700	445,762
The Hour Glass Ltd.	46,900	57,029
UMS Holdings Ltd.	134,800	123,267
Venture Corp. Ltd.	76,300	651,474
Yangzijiang Financial Holding Ltd.	643,700	150,708
TOTAL SINGAPORE		11,263,528
South Africa - 0.0%
Scatec Solar AS (d)	32,761	165,111
Spain - 2.1%
Acerinox SA	49,891	485,559
Aedas Homes SAU (d)	3,248	51,826
Almirall SA	22,933	208,440
Applus Services SA	35,272	371,347
Atresmedia Corporacion de Medios de Comunicacion SA	23,778	89,014
Audax Renovables SA (a)	35,400	40,229
Banco de Sabadell SA	1,536,834	1,904,191
Bankinter SA	184,206	1,162,044
Befesa SA (d)	10,843	315,966
Cie Automotive SA	11,512	293,071
Compania de Distribucion Integral Logista Holdings SA	16,353	401,086
Construcciones y Auxiliar de Ferrocarriles	4,596	137,137
Distribuidora Internacional de Alimentacion SA (a)	4,035,722	52,096
Ebro Foods SA	18,812	320,072
eDreams ODIGEO SA (a)	23,929	153,435
Ence Energia y Celulosa SA	36,629	109,373
Faes Farma SA	82,523	258,897
Fluidra SA	26,202	460,778
Gestamp Automocion SA (d)	47,118	173,098
Global Dominion Access SA (d)	24,303	78,945
Grenergy Renovables SA (a)(b)	3,674	87,235
Indra Sistemas SA	33,650	471,767
Inmobiliaria Colonial SA	74,154	415,066
Laboratorios Farmaceuticos ROVI SA	5,921	316,070
Lar Espana Real Estate Socimi SA	13,461	78,052
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	160,704	138,413
MAPFRE SA (Reg.)	252,437	524,057
Melia Hotels International SA (a)(b)	30,520	169,378
Merlin Properties Socimi SA	90,103	749,357
Neinor Homes SLU (d)	6,409	66,050
Opdenergy Holdings SA (a)	12,225	74,637
Pharma Mar SA	3,850	131,173
Prosegur Cash SA (d)	83,530	45,429
Prosegur Compania de Seguridad SA (Reg.)	51,725	77,279
Sacyr SA	111,453	321,473
Solaria Energia y Medio Ambiente SA (a)(b)	22,273	333,474
Soltec Power Holdings SA (a)	10,022	27,974
Talgo SA (d)	17,657	66,978
Tecnicas Reunidas SA (a)	13,281	116,848
Unicaja Banco SA (d)	364,801	379,048
Vidrala SA	5,443	403,723
Vidrala SA rights 11/2/23 (a)	5,443	20,071
Viscofan Envolturas Celulosicas SA	10,820	625,096
TOTAL SPAIN		12,705,252
Sweden - 4.9%
AAK AB	49,676	943,459
AcadeMedia AB (d)	22,910	94,904
Addlife AB	30,117	196,149
AddTech AB (B Shares)	71,120	1,041,080
AFRY AB (B Shares)	25,075	262,825
Alimak Group AB (d)	19,355	113,746
Alleima AB	53,982	328,367
Arjo AB	58,843	196,417
Atea ASA	21,645	225,151
Atrium Ljungberg AB (B Shares)	14,247	218,763
Attendo AB (a)(d)	30,278	95,886
Avanza Bank Holding AB (b)	34,249	576,828
Axfood AB	29,665	655,357
Betsson AB (B Shares)	31,349	315,106
Bilia AB (A Shares)	16,732	155,142
Billerud AB	61,667	571,786
BioArctic AB (a)(d)	10,111	203,987
BioGaia AB	22,792	203,368
Biotage AB (A Shares)	18,706	190,706
BONESUPPORT Holding AB (a)(d)	14,889	193,675
Boozt AB (a)(d)	15,080	105,375
Bravida Holding AB (d)	55,985	349,579
Bufab AB	7,341	173,883
Bure Equity AB	15,303	305,170
Calliditas Therapeutics AB (a)(b)	11,498	95,487
Camurus AB (a)	8,388	251,284
Castellum AB	107,717	1,028,201
Catena AB	8,804	291,036
Cellavision AB	4,225	51,249
Cibus Nordic Real Estate AB	14,299	133,928
Clas Ohlson AB (B Shares)	10,385	108,851
Cloetta AB	52,815	84,646
Coor Service Management Holding AB (d)	25,912	89,326
Corem Property Group AB	137,228	88,392
Creades AB (A Shares)	15,318	81,651
Dios Fastigheter AB	27,495	148,652
Dometic Group AB (d)	86,959	535,195
Electrolux AB (B Shares)	60,125	504,164
Electrolux Professional AB	64,388	259,918
Elekta AB (B Shares)	95,143	646,933
Embracer Group AB (a)	208,781	338,652
Engcon AB (B Shares)	10,910	69,639
Fabege AB	63,409	471,828
Fortnox AB	133,068	526,195
Granges AB	28,769	276,544
Hemnet Group AB	20,477	355,334
Hexatronic Group AB (b)	43,880	102,089
HEXPOL AB (B Shares)	72,227	638,642
HMS Networks AB	7,632	252,430
Hufvudstaden AB (A Shares)	30,731	327,065
Instalco AB	58,160	162,458
Intrum AB (b)	21,245	108,866
Investment AB Oresund	7,858	70,045
INVISIO AB	11,068	166,182
Inwido AB	13,946	142,303
JM AB (B Shares)	17,807	189,517
Kinnevik AB (B Shares) (a)	66,760	568,053
Know IT AB	7,077	88,760
Lindab International AB	20,619	317,160
Loomis AB (B Shares)	19,471	504,809
Medicover AB Class B	18,140	204,436
Meko AB	10,745	86,442
MIPS AB	7,086	174,254
Modern Times Group MTG AB (B Shares) (a)	22,465	179,821
Munters Group AB (d)	34,999	425,790
Mycronic AB	19,910	435,213
NCC AB (B Shares)	21,070	215,561
New Wave Group AB (B Shares)	23,790	154,963
Nolato AB (B Shares)	53,307	235,435
Nordnet AB	37,782	533,097
Norion Bank AB (a)	17,013	54,945
Note AB (a)	4,990	65,312
NP3 Fastigheter AB	7,693	102,620
Nyfosa AB	39,357	189,690
OX2 AB (a)	41,201	166,318
Pandox AB	25,156	246,998
Paradox Interactive AB	10,162	192,999
Peab AB	45,595	169,432
Platzer Fastigheter Holding AB	16,405	85,975
PowerCell Sweden AB (a)(b)	12,761	51,319
Ratos AB (B Shares)	56,542	157,128
Resurs Holding AB (d)	33,460	65,167
RVRC Holding AB	13,372	46,145
Samhallsbyggnadsbolaget I Norden AB (B Shares) (b)	256,446	74,332
Scandic Hotels Group AB (a)(d)	38,422	129,250
Sdiptech AB (a)(b)	7,503	146,935
Sectra AB (B Shares)	37,167	401,555
Sinch AB (a)(d)	183,098	288,759
SkiStar AB	11,350	107,781
SSAB AB:
(A Shares)	64,300	385,024
(B Shares)	176,484	1,023,256
Stillfront Group AB (a)	125,026	129,199
Storskogen Group AB	370,197	218,421
Surgical Science Sweden AB (a)	9,553	108,261
Svolder AB (B Shares)	23,309	104,116
Sweco AB (B Shares)	58,698	538,999
Swedencare AB	17,482	70,837
Synsam Holding AB	13,872	42,626
Thule Group AB (d)	28,891	655,599
Trelleborg AB (B Shares)	61,920	1,562,083
Troax Group AB	10,617	169,683
Truecaller AB (B Shares) (a)	61,444	148,292
Vestum AB (a)	54,871	17,038
Viaplay Group AB (B Shares) (a)(b)	21,408	45,683
Vimian Group AB (a)(b)	42,068	95,348
Vitec Software Group AB	8,525	339,703
Vitrolife AB (b)	20,483	266,257
Wallenstam AB (B Shares)	97,402	328,441
Wihlborgs Fastigheter AB	75,734	489,517
XANO Industri AB	4,456	33,133
Xvivo Perfusion AB (a)	6,039	125,514
TOTAL SWEDEN		30,076,895
Switzerland - 4.2%
Accelleron Industries Ltd.	24,547	602,847
Allreal Holding AG	4,075	653,147
ALSO Holding AG	1,744	442,878
Arbonia AG	14,150	120,399
Aryzta AG (a)	272,695	498,534
Autoneum Holding AG (a)(b)	690	78,129
Basilea Pharmaceutica AG (a)	3,341	129,651
Belimo Holding AG (Reg.)	2,690	1,126,686
Bell Food Group AG	598	177,497
Bossard Holding AG	1,531	315,070
Bucher Industries AG	1,828	649,893
Burckhardt Compression Holding AG	830	419,722
Burkhalter Holding AG	2,029	189,149
Bystronic AG	372	177,484
Cembra Money Bank AG	8,215	563,983
COLTENE Holding AG	745	52,170
Comet Holding AG	2,110	413,116
Daetwyler Holdings AG	2,068	363,290
DKSH Holding AG	9,786	599,220
DocMorris AG (a)(b)	3,178	131,222
Dorma Kaba Holding AG	866	394,134
Dottikon ES Holding AG (a)	772	169,736
EFG International	25,401	303,812
Emmi AG	585	551,784
Flughafen Zuerich AG	5,460	1,015,591
Forbo Holding AG (Reg.)	267	293,519
Galenica AG (d)	13,681	1,030,982
Georg Fischer AG (Reg.)	22,414	1,156,120
Gurit-Heberlein AG (Bearer) (a)(b)	857	66,891
Huber+Suhner AG	4,727	322,703
Idorsia Ltd. (a)(b)	30,258	57,113
Implenia AG	3,493	108,670
INFICON Holding AG	468	506,766
Interroll Holding AG	186	487,671
Intershop Holding AG	282	186,936
IWG PLC (a)	207,463	332,852
Kardex AG	1,674	322,783
Komax Holding AG (Reg.)	1,043	206,158
Landis+Gyr Group AG	5,946	439,258
LEM Holding SA	125	252,845
Leonteq AG	2,588	110,815
Medacta Group SA (d)	1,914	219,248
Medartis Holding AG (a)(b)(d)	1,356	107,180
Medmix AG (d)	6,715	139,224
Meier Tobler Group AG	1,249	42,908
Metall Zug AG	52	74,600
Meyer Burger Technology AG (a)	877,985	234,927
Mobilezone Holding AG	11,781	178,726
Mobimo Holding AG	1,981	546,618
OC Oerlikon Corp. AG (Reg.)	50,480	200,444
Orior AG	1,827	149,028
PSP Swiss Property AG	12,509	1,536,036
Rieter Holding AG (Reg.)	717	60,693
Schweiter Technologies AG	270	150,783
Sensirion Holding AG (a)(b)(d)	2,551	190,698
SFS Group AG	4,793	476,323
Siegfried Holding AG	1,037	820,229
SKAN Group AG	2,792	209,020
St.Galler Kantonalbank AG	820	444,863
Stadler Rail AG	15,100	509,946
Sulzer AG (Reg.)	5,155	423,326
Swissquote Group Holding SA	3,129	598,179
Tecan Group AG	3,493	999,920
TX Group AG	725	67,347
u-blox Holding AG	1,862	175,423
V-ZUG Holding AG (a)	514	33,056
Valiant Holding AG	4,332	471,465
Vetropack Holding AG	3,517	137,834
Vontobel Holdings AG	7,743	451,139
Ypsomed Holding AG	1,123	308,635
Zehnder Group AG	2,484	128,344
TOTAL SWITZERLAND		26,107,388
Tanzania - 0.0%
Helios Towers PLC (a)	199,000	146,455
Ukraine - 0.0%
Ferrexpo PLC (a)	79,474	73,172
United Arab Emirates - 0.1%
Network International Holdings PLC (a)(d)	130,998	617,461
United Kingdom - 13.5%
4Imprint Group PLC	7,662	467,501
888 Holdings PLC (a)	92,094	91,339
A.G. Barr PLC	25,550	152,634
AB Dynamics PLC	4,637	80,877
Advanced Medical Solutions Group PLC	58,507	137,816
AJ Bell PLC	85,330	262,605
Allfunds Group PLC	94,279	480,627
Alpha Financial Markets Consulting PLC	31,148	143,864
Alpha FX Group PLC	9,561	181,286
Alphawave IP Group PLC (a)	65,828	78,410
AO World PLC (a)	87,753	89,114
Ascential PLC (a)	119,004	378,676
Ashmore Group PLC	127,070	261,788
ASOS PLC (a)(b)	21,242	102,087
Assura PLC	825,268	410,658
Aston Martin Lagonda Global Holdings PLC (a)(d)	70,380	187,169
Auction Technology Group PLC (a)	26,669	181,847
B&M European Value Retail SA	259,760	1,669,555
Babcock International Group PLC (a)	69,188	328,642
Balfour Beatty PLC	153,600	577,255
Beazley PLC	183,599	1,148,135
Bellway PLC	33,048	838,712
Big Yellow Group PLC	47,901	556,013
Bodycote PLC	52,365	365,334
Boohoo.Com PLC (a)(b)	245,654	93,754
Breedon Group PLC	82,623	313,825
Bridgepoint Group PLC (d)	66,671	147,079
British Land Co. PLC	240,843	870,880
Britvic PLC	70,220	715,224
Bytes Technology Group PLC	62,462	373,675
Capita Group PLC (a)	458,937	93,546
Central Asia Metals PLC	47,811	95,187
Ceres Power Holdings PLC (a)(b)	34,077	82,009
Chemring Group PLC	77,724	264,043
Clarkson PLC	8,071	259,472
Close Brothers Group PLC	40,816	395,390
CLS Holdings PLC (b)	49,159	51,804
CMC Markets PLC (d)	31,310	35,887
Coats Group PLC	436,914	358,988
Computacenter PLC	23,454	731,494
ConvaTec Group PLC (d)	446,831	1,109,012
Craneware PLC	8,102	156,084
Cranswick PLC	14,674	623,173
Crest Nicholson Holdings PLC	62,178	120,919
Currys PLC	266,324	144,890
Custodian (REIT) PLC	113,386	113,146
CVS Group PLC	19,466	346,618
Darktrace PLC (a)	86,304	367,144
Dechra Pharmaceuticals PLC	31,084	1,438,702
Deliveroo PLC Class A (a)(d)	259,508	410,045
Derwent London PLC	26,144	579,290
Diploma PLC	36,605	1,264,450
Direct Line Insurance Group PLC (a)	356,269	655,170
Discoverie Group PLC	25,979	194,825
Domino's Pizza UK & IRL PLC	102,675	428,051
Dowlais Group PLC	368,421	447,797
Dr. Martens Ltd.	178,684	252,799
Drax Group PLC	106,318	546,102
DS Smith PLC	375,785	1,302,645
Dunelm Group PLC	33,173	393,323
easyJet PLC (a)	83,000	369,229
Elementis PLC (a)	158,123	227,554
Empiric Student Property PLC	162,772	167,176
EnQuest PLC (a)	446,519	87,704
Ergomed PLC (a)	12,020	196,062
Essentra PLC	81,742	147,639
FD Technologies PLC (a)	6,484	67,698
FDM Group Holdings PLC	25,607	135,856
Fever-Tree Drinks PLC	28,510	347,911
Firstgroup PLC	188,911	362,557
Forterra PLC (d)	54,126	88,550
Frasers Group PLC (a)	31,384	306,310
Future PLC	29,926	321,724
Games Workshop Group PLC	8,990	1,079,031
Gamma Communications PLC	25,212	320,535
GB Group PLC	67,692	196,640
Genuit Group PLC	67,535	217,937
Genus PLC	17,976	467,130
Grafton Group PLC unit	55,622	521,308
Grainger Trust PLC	191,948	530,531
Great Portland Estates PLC	55,810	264,554
Greatland Gold PLC (a)	1,240,085	141,381
Greggs PLC	27,970	805,708
Halfords Group PLC	59,693	145,543
Hammerson PLC	1,081,459	289,707
Harbour Energy PLC	152,759	471,233
Hays PLC	434,499	507,515
Hill & Smith Holdings PLC	21,864	437,949
Hilton Food Group PLC	22,163	175,905
Hiscox Ltd.	94,740	1,080,123
Home (REIT) PLC (c)	235,236	108,792
Howden Joinery Group PLC	149,554	1,159,000
Hunting PLC	38,265	134,644
Ibstock PLC (d)	108,379	161,368
IG Group Holdings PLC	110,639	857,958
IMI PLC	71,218	1,268,132
Impact Healthcare REIT PLC	92,807	93,400
Impax Asset Management Group PLC	26,722	125,045
Inchcape PLC	101,520	821,794
Indivior PLC (a)	35,796	685,255
IntegraFin Holdings PLC	80,547	214,207
Intermediate Capital Group PLC	79,334	1,257,884
International Distributions Services PLC (a)	195,282	599,560
Investec PLC	176,728	979,721
IP Group PLC	284,851	151,818
ITM Power PLC (a)(b)	126,370	99,254
ITV PLC	992,886	770,665
J.D. Wetherspoon PLC (a)	24,217	186,026
Jet2 PLC	46,951	571,807
John Wood Group PLC (a)	187,515	323,412
Johnson Service Group PLC	114,316	177,572
Judges Scientific PLC	1,628	161,466
Jupiter Fund Management PLC	120,430	114,906
Just Eat Takeaway.com NV (a)(d)	51,220	624,153
Just Group PLC	281,733	258,879
Kainos Group PLC	22,217	302,981
Keller Group PLC	19,786	186,379
Kier Group PLC (a)	116,746	143,034
Lancashire Holdings Ltd.	66,772	460,978
Learning Technologies Group PLC	160,465	120,631
Liontrust Asset Management PLC	16,542	112,392
Londonmetric Properity PLC	298,114	599,315
LXI REIT PLC	446,991	465,876
Man Group PLC	327,939	874,913
Marks & Spencer Group PLC (a)	538,216	1,418,251
Marlowe PLC (a)	22,148	149,136
Marshalls PLC	61,538	153,931
ME Group International PLC	52,097	88,776
Mitchells & Butlers PLC (a)	73,536	185,373
Mitie Group PLC	349,154	418,014
Mobico Group PLC	152,808	116,082
Molten Ventures PLC (a)	35,845	102,559
Moneysupermarket.com Group PLC	139,257	438,383
Moonpig Group PLC (a)	64,937	130,152
Morgan Advanced Materials PLC	77,392	211,649
Morgan Sindall PLC	11,555	264,037
NCC Group Ltd.	83,600	108,318
Next Fifteen Communications Group PLC	22,728	174,588
Ninety One PLC	76,820	147,619
OSB Group PLC	114,156	415,975
Oxford BioMedica PLC (a)	18,020	46,433
Oxford Instruments PLC	15,006	328,668
Oxford Nanopore Technologies Ltd. (a)	146,399	362,287
Pagegroup PLC	89,840	410,140
Pan African Resources PLC	527,517	103,870
Paragon Banking Group PLC	57,837	311,842
Pennon Group PLC	71,449	630,912
Petrofac Ltd. (a)(b)	121,424	69,365
Pets At Home Group PLC	132,192	451,169
Picton Property Income Ltd.	148,854	117,601
Playtech Ltd. (a)	63,709	304,010
Polar Capital Holdings PLC	25,383	128,652
Premier Foods PLC	176,040	250,770
Primary Health Properties PLC	366,895	400,233
PZ Cussons PLC Class L	63,111	102,636
QinetiQ Group PLC	142,502	573,305
Quilter PLC (d)	384,902	373,795
Rank Group PLC (a)	57,344	46,838
Rathbone Brothers PLC	16,357	297,819
Redde Northgate PLC	62,880	256,796
Redrow PLC	77,150	456,294
Renew Holdings PLC	21,718	189,268
Renewi PLC (a)	19,855	141,659
Renishaw PLC	9,955	373,158
Rightmove PLC	222,653	1,280,050
Rotork PLC	235,337	837,526
RS GROUP PLC	129,412	1,065,194
RWS Holdings PLC	80,399	202,869
S4 Capital PLC (a)	100,887	77,804
Safestore Holdings PLC	59,661	495,640
Savills PLC	37,463	358,583
Serco Group PLC	301,444	523,938
Serica Energy PLC	68,754	194,544
Shaftesbury Capital PLC	398,388	503,590
SIG PLC (a)	186,419	61,631
Smart Metering Systems PLC	36,522	283,656
Softcat PLC	35,347	543,476
Spectris PLC	28,363	1,068,688
Spire Healthcare Group PLC (d)	77,861	202,048
Spirent Communications PLC	162,869	192,515
SSP Group PLC (a)	218,285	477,566
SThree PLC	37,024	157,953
Subsea 7 SA	62,354	817,175
Supermarket Income (REIT) PLC	339,945	299,973
Synthomer PLC (a)	32,935	75,858
Target Healthcare (REIT) PLC	168,479	147,645
Tate & Lyle PLC	109,770	841,213
Team17 Group PLC (a)	31,345	100,960
Telecom Plus PLC	19,532	366,548
The PRS REIT PLC	149,414	131,119
The Weir Group PLC	70,851	1,469,998
THG PLC (a)	159,892	135,883
TORM PLC	9,282	283,181
TP ICAP Group PLC	216,770	413,916
Trainline PLC (a)(d)	125,056	395,806
Travis Perkins PLC	57,814	519,717
Tritax Big Box REIT PLC	510,999	849,656
Trustpilot Group PLC (a)(d)	70,423	85,596
Tyman PLC	53,365	157,616
UK Commercial Property REIT Ltd.	214,470	137,377
Unite Group PLC	93,266	984,533
Urban Logistics REIT PLC	127,103	160,976
Vanquis Banking Group PLC	69,203	97,234
Vesuvius PLC	58,908	288,547
Victoria PLC (a)(b)	15,452	60,475
Victrex PLC	23,833	398,887
Virgin Money UK PLC	315,707	571,560
Vistry Group PLC	89,826	771,896
Volex PLC	34,684	119,093
Volution Group PLC	53,247	234,671
Warehouse (REIT) PLC	110,545	97,412
Watches of Switzerland Group PLC (a)(d)	65,140	396,664
WH Smith PLC	35,842	505,344
Wickes Group PLC	70,941	110,368
Wincanton PLC	31,097	95,248
Workspace Group PLC	39,124	229,302
Yellow Cake PLC (a)(d)	55,514	372,459
YouGov PLC	28,836	297,914
Young & Co.'s Brewery PLC Class A	5,536	69,979
TOTAL UNITED KINGDOM		83,469,736
United States of America - 0.6%
Burford Capital Ltd.	50,838	628,415
Carnival PLC (a)	37,824	388,201
Diversified Gas & Oil PLC	266,267	216,349
Fiverr International Ltd. (a)(b)	8,781	185,894
InMode Ltd. (a)(b)	20,436	390,328
JS Global Lifestyle Co. Ltd. (b)(d)	376,000	59,217
Maxeon Solar Technologies Ltd. (a)(b)	9,379	58,525
PolyPeptide Group AG (a)(d)	4,062	76,002
REC Silicon ASA (a)	74,306	96,483
Reliance Worldwide Corp. Ltd.	216,209	481,922
RHI Magnesita NV	7,731	241,118
Riskified Ltd. (a)	23,770	88,662
Sims Ltd.	44,945	358,274
Taro Pharmaceutical Industries Ltd. (a)	2,580	87,617
Vobile Group Ltd. (a)	402,000	103,536
TOTAL UNITED STATES OF AMERICA		3,460,543
Vietnam - 0.0%
XP Power PLC	4,749	63,263
TOTAL COMMON STOCKS (Cost $825,371,085)		605,016,420

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.3%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,377	119,593
Einhell Germany AG	446	62,670
Fuchs Petrolub AG	19,021	771,233
Jungheinrich AG	13,147	352,501
Sixt SE Preference Shares	4,474	257,053
Sto SE & Co. KGaA	697	90,564
TOTAL GERMANY		1,653,614
Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	10,822	218,251
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,310,960)		1,871,865

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $491,687)	500,000	491,658

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	5,968,079	5,969,273
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	16,586,735	16,588,393
TOTAL MONEY MARKET FUNDS (Cost $22,557,666)		22,557,666

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $850,731,398)	629,937,609
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(11,107,513)
NET ASSETS - 100.0%	618,830,096

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	120	Dec 2023	11,844,600	(468,864)	(468,864)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,707,807 or 3.7% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $393,327.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,135,838	57,376,441	56,543,006	183,025	-	-	5,969,273	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	21,280,639	65,424,424	70,116,670	727,063	-	-	16,588,393	0.1%
Total	26,416,477	122,800,865	126,659,676	910,088	-	-	22,557,666

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	25,828,976	16,709,442	9,119,534	-
Consumer Discretionary	78,521,400	31,844,107	46,677,293	-
Consumer Staples	41,647,152	16,328,890	25,318,262	-
Energy	19,820,888	13,673,732	6,147,156	-
Financials	73,963,037	47,953,597	26,009,440	-
Health Care	38,780,111	21,889,915	16,890,196	-
Industrials	137,627,179	75,723,592	61,903,587	-
Information Technology	55,705,723	27,747,401	27,958,322	-
Materials	58,479,939	21,558,479	36,408,521	512,939
Real Estate	61,000,794	29,170,352	31,721,650	108,792
Utilities	15,513,086	8,545,691	6,967,395	-

Government Obligations	491,658	-	491,658	-

Money Market Funds	22,557,666	22,557,666	-	-
Total Investments in Securities:	629,937,609	333,702,864	295,613,014	621,731
Derivative Instruments: Liabilities
Futures Contracts	(468,864)	(468,864)	-	-
Total Liabilities	(468,864)	(468,864)	-	-
Total Derivative Instruments:	(468,864)	(468,864)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(468,864)
Total Equity Risk	0	(468,864)
Total Value of Derivatives	0	(468,864)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		October 31, 2023

Assets
Investment in securities, at value (including securities loaned of $15,430,194) - See accompanying schedule:
Unaffiliated issuers (cost $828,173,732)	$607,379,943
Fidelity Central Funds (cost $22,557,666)	22,557,666

Total Investment in Securities (cost $850,731,398)		$629,937,609
Foreign currency held at value (cost $1,645,739)		1,637,735
Receivable for investments sold		700,249
Receivable for fund shares sold		61,183
Dividends receivable		2,020,393
Reclaims receivable		1,167,142
Distributions receivable from Fidelity Central Funds		65,768
Receivable for daily variation margin on futures contracts		35,400
Prepaid expenses		939
Receivable from investment adviser for expense reductions		15,902
Other receivables		890
Total assets		635,643,210
Liabilities
Payable for fund shares redeemed	$73,167
Accrued management fee	52,342
Other payables and accrued expenses	99,211
Collateral on securities loaned	16,588,394
Total Liabilities		16,813,114
Net Assets		$618,830,096
Net Assets consist of:
Paid in capital		$896,584,264
Total accumulated earnings (loss)		(277,754,168)
Net Assets		$618,830,096
Net Asset Value, offering price and redemption price per share ($618,830,096 ÷ 85,360,457 shares)		$7.25

Statement of Operations
		Year ended October 31, 2023
Investment Income
Dividends		$22,238,304
Interest		18,844
Income from Fidelity Central Funds (including $727,063 from security lending)		910,088
Income before foreign taxes withheld		$23,167,236
Less foreign taxes withheld		(1,979,934)
Total Income		21,187,302
Expenses
Management fee	$684,387
Custodian fees and expenses	148,862
Independent trustees' fees and expenses	4,007
Registration fees	24,455
Audit	59,838
Legal	681
Interest	8,009
Miscellaneous	3,443
Total expenses before reductions	933,682
Expense reductions	(238,147)
Total expenses after reductions		695,535
Net Investment income (loss)		20,491,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(49,248,983)
Foreign currency transactions	(19,832)
Futures contracts	1,318,725
Total net realized gain (loss)		(47,950,090)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	80,562,346
Assets and liabilities in foreign currencies	31,295
Futures contracts	(38,928)
Total change in net unrealized appreciation (depreciation)		80,554,713
Net gain (loss)		32,604,623
Net increase (decrease) in net assets resulting from operations		$53,096,390
Statement of Changes in Net Assets

	Year ended October 31, 2023	Year ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,491,767	$23,260,160
Net realized gain (loss)	(47,950,090)	(26,145,421)
Change in net unrealized appreciation (depreciation)	80,554,713	(297,069,291)
Net increase (decrease) in net assets resulting from operations	53,096,390	(299,954,552)
Distributions to shareholders	(19,865,640)	(11,052,522)

Share transactions
Proceeds from sales of shares	19,585,828	175,719,119
Reinvestment of distributions	19,858,109	11,052,043
Cost of shares redeemed	(118,024,796)	(85,002,656)

Net increase (decrease) in net assets resulting from share transactions	(78,580,859)	101,768,506
Total increase (decrease) in net assets	(45,350,109)	(209,238,568)

Net Assets
Beginning of period	664,180,205	873,418,773
End of period	$618,830,096	$664,180,205

Other Information
Shares
Sold	2,520,341	18,306,524
Issued in reinvestment of distributions	2,669,101	1,147,668
Redeemed	(15,225,197)	(10,341,740)
Net increase (decrease)	(10,035,755)	9,112,452

Financial Highlights
Fidelity® SAI International Small Cap Index Fund

Years ended October 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$6.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.24	.09
Net realized and unrealized gain (loss)	.29	(3.27)	.03
Total from investment operations	.52	(3.03)	.12
Distributions from net investment income	(.23)	(.13)	-
Total distributions	(.23)	(.13)	-
Net asset value, end of period	$7.25	$6.96	$10.12
Total Return D,E	7.34%	(30.31)%	1.20%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.14%	.14%	.19% H,I
Expenses net of fee waivers, if any	.10%	.10%	.10% H
Expenses net of all reductions	.10%	.10%	.10% H
Net investment income (loss)	3.00%	2.85%	2.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$618,830	$664,180	$873,419
Portfolio turnover rate J	13%	20%	1% K

AFor the period May 27, 2021 (commencement of operations) through October 31, 2021.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns for periods of less than one year are not annualized.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAudit fees are not annualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements
For the period ended October 31, 2023

1. Organization.
Fidelity SAI International Small Cap Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,586,481
Gross unrealized depreciation	(261,628,307)
Net unrealized appreciation (depreciation)	$(227,041,826)
Tax Cost	$856,979,435

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$19,801,782
Capital loss carryforward	$(70,448,268)
Net unrealized appreciation (depreciation) on securities and other investments	$(227,124,625)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(36,311,555)
Long-term	(34,136,713)
Total capital loss carryforward	$(70,448,268)

The tax character of distributions paid was as follows:

	October 31, 2023	October 31, 2022
Ordinary Income	$19,865,640	$ 11,052,522

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Small Cap Index Fund	87,361,884	153,818,341

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Small Cap Index Fund	Borrower	$ 5,490,091	4.67%	$7,836

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Small Cap Index Fund	$1,250

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Small Cap Index Fund	$75,599	$2,809	$8,537

9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Small Cap Index Fund	$195,000	5.33%	$173

10. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .10% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $237,633.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $514.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Small Cap Index Fund	69%	13%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Small Cap Index Fund	82%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity SAI International Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI International Small Cap Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the peiod from May 27, 2021 (commencement of operations) through October 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the peiod from May 27, 2021 (commencement of operations) through October 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 15, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 322 funds. Mr. Chiel oversees 191 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is General Counsel (2012-present) and Head of Legal, Risk and Compliance (2022-present). Mr Chiel serves as Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present) and Director and President for OH Company LLC (holding company, 2018-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.
Bettina Doulton (1964)
Year of Election or Appointment: 2021
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2020
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® SAI International Small Cap Index Fund	.10%
Actual		$ 1,000	$ 898.40	$ .48
Hypothetical-B		$ 1,000	$ 1,024.70	$ .51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 89.99% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.04% of the dividend distributed during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.0.2562 and $0.0292 for the dividend paid December 19, 2022.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI International Small Cap Index Fund
Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers and Geode, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the fund over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.10% through February 29, 2024.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with the fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9903806.102
SCI-ANN-1223

Item 2.

Code of Ethics

As of the end of the period, October 31, 2023, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI International Small Cap Index Fund, Fidelity Series International Index Fund, Fidelity ZERO Extended Market Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Large Cap Index Fund and Fidelity ZERO Total Market Index Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$45,500	$-	$9,600	$1,200
Fidelity Series International Index Fund	$57,200	$-	$10,000	$1,400
Fidelity ZERO Extended Market Index Fund	$62,100	$-	$7,900	$1,500
Fidelity ZERO International Index Fund	$52,200	$-	$10,000	$1,300
Fidelity ZERO Large Cap Index Fund	$43,000	$-	$7,900	$1,100
Fidelity ZERO Total Market Index Fund	$39,500	$-	$7,700	$1,000

October 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI International Small Cap Index Fund	$45,200	$-	$8,900	$1,000
Fidelity Series International Index Fund	$59,100	$-	$9,100	$1,300
Fidelity ZERO Extended Market Index Fund	$61,400	$-	$7,600	$1,400
Fidelity ZERO International Index Fund	$51,800	$-	$9,100	$1,200
Fidelity ZERO Large Cap Index Fund	$44,400	$-	$7,600	$1,000
Fidelity ZERO Total Market Index Fund	$40,500	$-	$7,100	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Japan Stock Index Fund (the “Fund(s)”):

Services Billed by PwC

October 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Japan Stock Index Fund	$51,300	$4,700	$11,600	$1,600

October 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Japan Stock Index Fund	$48,700	$4,400	$12,600	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2023A	October 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2023A	October 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2023A	October 31, 2022A
Deloitte Entities PwC	$303,200 13,605,700	$513,800 12,901,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2023